UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07572

Principal Funds, Inc.

(Exact name of registrant as specified in charter)

801 Grand Avenue, Des Moines, IA 50309
(Address of principal executive offices)

Principal Global Investors, LLC, 801 Grand Avenue, Des Moines, IA 50309

(Name and address of agent for service)

Registrant’s telephone number, including area code:		515-248-0156
Date of fiscal year end:	August 31, 2018
Date of reporting period:	November 30, 2017

ITEM 1 – SCHEDULE OF INVESTMENTS

Schedule of Investments
Blue Chip Fund
November 30, 2017 (unaudited)

COMMON STOCKS - 99.92%	Shares Held	Value (000's)	INVESTMENT COMPANIES - 0.25%	Shares Held	Value (000's)
Aerospace & Defense - 3.57%			Money Market Funds - 0.25%
TransDigm Group Inc	293,654	$83,336	Goldman Sachs Financial Square Funds -	5,905,560	$5,906
			Government Fund
Beverages - 0.54%
Anheuser-Busch InBev SA/NV ADR	110,394	12,639	TOTAL INVESTMENT COMPANIES		$5,906
			Total Investments		$2,340,633
Building Materials - 0.58%			Other Assets and Liabilities - (0.17)%		$(3,988)
Martin Marietta Materials Inc	65,582	13,666	TOTAL NET ASSETS - 100.00%		$2,336,645

Chemicals - 6.05%
Air Products & Chemicals Inc	331,067	53,977	(a) Non-income producing security
Praxair Inc	459,009	70,651
Sherwin-Williams Co/The	41,644	16,633
		$141,261
Commercial Services - 4.60%			Portfolio Summary (unaudited)
Gartner Inc (a)	207,451	25,079	Sector		Percent
IHS Markit Ltd (a)	300,206	13,395	Financial		35.36%
Moody's Corp	453,961	68,920	Communications		25.85%
		$107,394	Consumer, Cyclical		11.14%
			Consumer, Non-cyclical		8.85%
Diversified Financial Services - 11.56%			Technology		6.95%
Charles Schwab Corp/The	984,178	48,018	Basic Materials		6.05%
FNF Group	372,475	15,070	Industrial		4.15%
Mastercard Inc	668,603	100,605	Energy		0.98%
Visa Inc	945,427	106,446	Utilities		0.59%
		$270,139	Investment Companies		0.25%
Electric - 0.59%			Other Assets and Liabilities		(0.17)%
Brookfield Infrastructure Partners LP	323,850	13,874	TOTAL NET ASSETS		100.00%

Healthcare - Products - 3.71%
Danaher Corp	701,269	66,172
DENTSPLY SIRONA Inc	306,910	20,566
		$86,738
Insurance - 11.77%
Aon PLC	496,894	69,675
Berkshire Hathaway Inc - Class B (a)	826,104	159,446
Markel Corp (a)	41,430	45,859
		$274,980
Internet - 23.43%
Alphabet Inc - A Shares (a)	7,492	7,763
Alphabet Inc - C Shares (a)	183,576	187,506
Amazon.com Inc (a)	181,816	213,952
Facebook Inc (a)	400,603	70,979
Liberty Ventures (a)	201,010	11,219
Priceline Group Inc/The (a)	32,255	56,114
		$547,533
Media - 2.42%
Liberty Broadband Corp - C Shares (a)	75,846	6,595
Liberty Global PLC - C Shares (a)	1,617,019	49,852
		$56,447
Pipelines - 0.98%
Kinder Morgan Inc/DE	1,333,310	22,973

Private Equity - 4.90%
Brookfield Asset Management Inc	2,759,145	114,504

REITs - 7.13%
American Tower Corp	781,031	112,414
Equinix Inc	36,719	17,056
SBA Communications Corp (a)	219,272	37,221
		$166,691
Retail - 11.14%
CarMax Inc (a)	717,783	49,462
Costco Wholesale Corp	44,808	8,264
O'Reilly Automotive Inc (a)	112,976	26,686
Restaurant Brands International Inc	539,860	33,844
Starbucks Corp	953,489	55,131
TJX Cos Inc/The	703,280	53,133
Yum! Brands Inc	403,966	33,719
		$260,239
Software - 6.95%
Microsoft Corp	1,291,216	108,682
salesforce.com Inc (a)	514,102	53,631
		$162,313
TOTAL COMMON STOCKS		$2,334,727

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 6.59%	Shares Held	Value (000's)		Principal
Money Market Funds - 6.59%			BONDS (continued)	Amount (000's) Value (000's)
Cash Account Trust - Government & Agency	111	$—	Agriculture (continued)
Portfolio - Government Cash Managed			Reynolds American Inc
Morgan Stanley Institutional Liquidity Funds -	124,821,830	124,822	4.45%, 06/12/2025	$220	$234
Government Portfolio			6.15%, 09/15/2043	500	632
		$124,822	8.13%, 06/23/2019	430	467
TOTAL INVESTMENT COMPANIES		$124,822			$5,486
	Principal		Airlines - 0.05%
BONDS - 33.79%	Amount (000's)	Value (000's)	American Airlines 2014-1 Class A Pass
Advertising - 0.03%			Through Trust
Interpublic Group of Cos Inc/The			3.70%, 04/01/2028	17	17
4.20%, 04/15/2024	$50	$52	American Airlines 2016-1 Class AA Pass
Omnicom Group Inc			Through Trust
3.60%, 04/15/2026	500	501	3.58%, 07/15/2029	247	253
4.45%, 08/15/2020	30	32	Southwest Airlines Co
		$585	2.75%, 11/06/2019	300	303
Aerospace & Defense - 0.47%			3.00%, 11/15/2026	350	338
Boeing Capital Corp					$911
4.70%, 10/27/2019	35	37	Apparel - 0.03%
Boeing Co/The			NIKE Inc
2.35%, 10/30/2021	1,000	1,000	3.88%, 11/01/2045	500	512
Embraer Netherlands Finance BV
5.05%, 06/15/2025	250	261	Automobile Asset Backed Securities - 0.24%
Harris Corp			Ally Auto Receivables Trust 2015-2
3.83%, 04/27/2025	200	207	1.84%, 06/15/2020	1,000	999
4.40%, 12/15/2020	40	42	CarMax Auto Owner Trust 2016-1
L3 Technologies Inc			1.61%, 11/16/2020	1,000	998
3.95%, 05/28/2024	178	185	Ford Credit Auto Owner Trust 2016-B
4.95%, 02/15/2021	30	32	1.33%, 10/15/2020	1,000	995
Lockheed Martin Corp			Nissan Auto Receivables 2016-A Owner
3.35%, 09/15/2021	500	515	Trust
3.55%, 01/15/2026	190	197	1.34%, 10/15/2020	500	498
3.80%, 03/01/2045	250	246	World Omni Auto Receivables Trust 2016-A
4.07%, 12/15/2042	30	31	1.77%, 09/15/2021	1,000	998
4.09%, 09/15/2052	67	69			$4,488
4.50%, 05/15/2036	685	746	Automobile Manufacturers - 0.44%
Northrop Grumman Corp			American Honda Finance Corp
2.55%, 10/15/2022	280	278	1.70%, 09/09/2021	500	487
3.25%, 01/15/2028	250	250	Ford Motor Co
3.50%, 03/15/2021	30	31	4.35%, 12/08/2026	500	521
5.05%, 11/15/2040	500	581	4.75%, 01/15/2043	400	396
Raytheon Co			Ford Motor Credit Co LLC
3.13%, 10/15/2020	30	31	2.60%, 11/04/2019	500	502
4.70%, 12/15/2041	750	872	3.34%, 03/18/2021	500	509
Rockwell Collins Inc			3.66%, 09/08/2024	725	729
4.80%, 12/15/2043	525	585	5.88%, 08/02/2021	100	111
Spirit AeroSystems Inc			General Motors Co
5.25%, 03/15/2022	500	517	5.15%, 04/01/2038	110	115
United Technologies Corp			5.40%, 04/01/2048	300	320
2.30%, 05/04/2022	300	296	6.60%, 04/01/2036	500	599
3.10%, 06/01/2022	500	510	General Motors Financial Co Inc
4.05%, 05/04/2047	300	309	3.45%, 01/14/2022	1,000	1,015
4.50%, 04/15/2020	550	578	3.45%, 04/10/2022	500	507
4.50%, 06/01/2042	390	426	4.35%, 01/17/2027	500	514
6.13%, 07/15/2038	46	60	PACCAR Financial Corp
		$8,892	2.20%, 09/15/2019	20	20
Agriculture - 0.29%			Toyota Motor Credit Corp
Altria Group Inc			1.70%, 02/19/2019	500	498
4.00%, 01/31/2024	500	532	1.90%, 04/08/2021	500	494
4.25%, 08/09/2042	150	154	2.75%, 05/17/2021	500	506
4.75%, 05/05/2021	500	537	3.30%, 01/12/2022	500	516
Archer-Daniels-Midland Co					$8,359
4.02%, 04/16/2043	350	362	Automobile Parts & Equipment - 0.02%
4.48%, 03/01/2021	8	8	BorgWarner Inc
BAT Capital Corp			4.38%, 03/15/2045	300	307
2.76%, 08/15/2022(a)	460	456	Delphi Corp
3.56%, 08/15/2027(a)	410	410	4.15%, 03/15/2024	133	141
4.39%, 08/15/2037(a)	240	248			$448
4.54%, 08/15/2047(a)	240	248	Banks - 6.32%
Philip Morris International Inc			Australia & New Zealand Banking Group Ltd
2.75%, 02/25/2026	500	488	2.13%, 08/19/2020	300	298
2.90%, 11/15/2021	400	405	Australia & New Zealand Banking Group
4.13%, 03/04/2043	300	305	Ltd/New York NY
			2.25%, 06/13/2019	550	551

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Australia & New Zealand Banking Group			Compass Bank
Ltd/New York NY (continued)			3.88%, 04/10/2025	$500	$500
2.63%, 05/19/2022	$300	$ 300	Cooperatieve Rabobank UA
Banco Santander SA			3.88%, 02/08/2022	950	1,000
4.25%, 04/11/2027	400	412	5.25%, 08/04/2045	500	593
Bank of America Corp			Cooperatieve Rabobank UA/NY
2.25%, 04/21/2020	160	160	2.25%, 01/14/2019	250	251
2.60%, 01/15/2019	600	603	3.38%, 05/21/2025	500	513
2.63%, 04/19/2021	775	777	Credit Suisse AG/New York NY
2.65%, 04/01/2019	625	629	3.00%, 10/29/2021	250	254
3.25%, 10/21/2027	350	346	3.63%, 09/09/2024	500	517
3.30%, 01/11/2023	1,100	1,123	5.40%, 01/14/2020	800	846
3.50%, 04/19/2026	335	340	Credit Suisse Group Funding Guernsey Ltd
4.00%, 04/01/2024	850	897	3.75%, 03/26/2025	1,000	1,021
4.24%, 04/24/2038	600	639	3.80%, 09/15/2022	630	651
3 Month LIBOR + 1.81%			Deutsche Bank AG
4.25%, 10/22/2026	800	839	4.10%, 01/13/2026	750	763
4.88%, 04/01/2044	450	523	4.25%, 10/14/2021	400	416
5.63%, 07/01/2020	500	539	Development Bank of Japan Inc
6.11%, 01/29/2037	850	1,070	2.00%, 10/19/2021	350	343
Bank of Montreal			Discover Bank
1.50%, 07/18/2019	500	496	3.20%, 08/09/2021	1,000	1,016
2.10%, 12/12/2019	176	176	Fifth Third Bancorp
2.38%, 01/25/2019	500	502	2.88%, 07/27/2020	1,000	1,012
Bank of Nova Scotia/The			4.30%, 01/16/2024	50	53
1.65%, 06/14/2019	500	497	Fifth Third Bank/Cincinnati OH
2.45%, 03/22/2021	750	751	2.25%, 06/14/2021	300	298
2.80%, 07/21/2021	500	506	2.30%, 03/15/2019	300	301
Bank One Corp			First Tennessee Bank NA
8.00%, 04/29/2027	1,000	1,324	2.95%, 12/01/2019	300	302
Barclays PLC			Goldman Sachs Group Inc/The
2.88%, 06/08/2020	300	301	2.00%, 04/25/2019	500	498
3.25%, 01/12/2021	285	289	2.55%, 10/23/2019	1,300	1,304
4.38%, 01/12/2026	380	395	2.60%, 04/23/2020	300	301
4.84%, 05/09/2028	400	416	2.63%, 04/25/2021	500	500
5.25%, 08/17/2045	750	849	2.75%, 09/15/2020	250	251
BB&T Corp			2.90%, 07/24/2023	500	496
2.45%, 01/15/2020	500	503	3 Month LIBOR + 0.99%
6.85%, 04/30/2019	45	48	3.50%, 11/16/2026	750	749
BNP Paribas SA			3.63%, 01/22/2023	300	309
2.45%, 03/17/2019	400	402	4.02%, 10/31/2038	400	408
BPCE SA			3 Month LIBOR + 1.37%
4.00%, 04/15/2024	750	793	4.25%, 10/21/2025	500	522
Branch Banking & Trust Co			4.75%, 10/21/2045	100	112
2.63%, 01/15/2022	1,000	1,003	5.15%, 05/22/2045	300	340
3.80%, 10/30/2026	1,000	1,046	5.25%, 07/27/2021	1,350	1,469
Capital One Financial Corp			5.95%, 01/15/2027	700	814
2.50%, 05/12/2020	400	400	6.13%, 02/15/2033	850	1,072
3.50%, 06/15/2023	40	41	6.25%, 02/01/2041	220	292
4.75%, 07/15/2021	400	430	6.75%, 10/01/2037	150	198
Capital One NA/Mclean VA			HSBC Bank USA NA/New York NY
2.40%, 09/05/2019	750	750	5.63%, 08/15/2035	500	619
Citibank NA			HSBC Holdings PLC
2.10%, 06/12/2020	700	696	3.03%, 11/22/2023	1,000	1,005
Citigroup Inc			3 Month LIBOR + 0.92%
2.65%, 10/26/2020	750	753	3.40%, 03/08/2021	1,250	1,280
2.75%, 04/25/2022	300	299	3.90%, 05/25/2026	500	517
2.90%, 12/08/2021	350	352	4.25%, 08/18/2025	750	779
3.30%, 04/27/2025	750	754	6.10%, 01/14/2042	600	813
3.67%, 07/24/2028	750	760	HSBC USA Inc
3 Month LIBOR + 1.39%			2.35%, 03/05/2020	500	500
4.13%, 07/25/2028	500	513	3.50%, 06/23/2024	500	513
4.60%, 03/09/2026	1,000	1,062	Industrial & Commercial Bank of China
4.75%, 05/18/2046	350	377	Ltd/New York
5.50%, 09/13/2025	800	900	2.45%, 10/20/2021	350	344
6.68%, 09/13/2043	300	408	JPMorgan Chase & Co
8.13%, 07/15/2039	779	1,216	2.20%, 10/22/2019	1,550	1,550
Commonwealth Bank of Australia/New York			2.25%, 01/23/2020	530	530
NY			2.30%, 08/15/2021	750	744
2.05%, 03/15/2019	500	499	2.40%, 06/07/2021	500	498
			2.55%, 03/01/2021	1,500	1,503
			2.78%, 04/25/2023	250	250
			3 Month LIBOR + 0.94%

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Banks (continued)
JPMorgan Chase & Co	(continued)			National Australia Bank Ltd/New York
3.13%, 01/23/2025		$800	$ 802	2.13%, 05/22/2020	$400	$398
3.20%, 01/25/2023		132	134	2.50%, 05/22/2022	400	397
3.54%, 05/01/2028		500	504	2.63%, 07/23/2020	500	504
3 Month LIBOR + 1.38%				Oesterreichische Kontrollbank AG
3.63%, 05/13/2024		100	104	1.50%, 10/21/2020	220	216
3.63%, 12/01/2027		500	501	2.38%, 10/01/2021	750	753
3.88%, 09/10/2024		25	26	PNC Bank NA
3.90%, 07/15/2025		750	786	2.00%, 05/19/2020	300	298
3.96%, 11/15/2048		500	504	2.60%, 07/21/2020	250	252
3 Month LIBOR + 1.38%				2.70%, 11/01/2022	300	299
4.03%, 07/24/2048		500	506	PNC Financial Services Group Inc/The
3 Month LIBOR + 1.46%				3.30%, 03/08/2022	750	772
4.13%, 12/15/2026		500	521	6.70%, 06/10/2019	365	389
4.50%, 01/24/2022		100	107	Royal Bank of Canada
4.85%, 02/01/2044		400	462	2.35%, 10/30/2020	500	500
5.60%, 07/15/2041		70	87	4.65%, 01/27/2026	500	536
KeyBank NA/Cleveland OH				Royal Bank of Scotland Group PLC
1.60%, 08/22/2019		500	495	3.50%, 05/15/2023	400	401
3.30%, 06/01/2025		500	509	3 Month LIBOR + 1.48%
KeyCorp				Santander Holdings USA Inc
2.30%, 12/13/2018		750	751	2.65%, 04/17/2020	500	500
Korea Development Bank/The				Santander UK Group Holdings PLC
2.75%, 03/19/2023		500	492	3.57%, 01/10/2023	500	508
3.38%, 09/16/2025		500	504	Skandinaviska Enskilda Banken AB
Kreditanstalt fuer Wiederaufbau				1.50%, 09/13/2019	500	494
0.00%, 04/18/2036(b)		260	151	State Street Corp
1.00%, 07/15/2019		1,500	1,478	2.55%, 08/18/2020	220	222
1.38%, 12/14/2018		750	747	2.65%, 05/19/2026	500	487
1.50%, 02/06/2019		500	498	3.10%, 05/15/2023	50	51
1.50%, 04/20/2020		1,000	988	3.55%, 08/18/2025	200	208
1.50%, 06/15/2021		210	205	Sumitomo Mitsui Financial Group Inc
1.63%, 03/15/2021		1,535	1,509	2.06%, 07/14/2021	500	490
1.75%, 10/15/2019		550	548	2.44%, 10/19/2021	500	495
1.88%, 04/01/2019		1,200	1,200	2.78%, 07/12/2022	300	299
2.00%, 05/02/2025		280	270	2.85%, 01/11/2022	1,000	1,003
2.13%, 06/15/2022		400	397	3.36%, 07/12/2027	300	299
2.13%, 01/17/2023		500	495	3.45%, 01/11/2027	130	131
2.50%, 11/20/2024		300	300	Svenska Handelsbanken AB
2.75%, 09/08/2020		1,100	1,121	1.88%, 09/07/2021	1,000	978
4.00%, 01/27/2020		100	104	Toronto-Dominion Bank/The
Landwirtschaftliche Rentenbank				2.13%, 07/02/2019	750	750
2.38%, 06/10/2025		750	744	3.62%, 09/15/2031	300	297
Lloyds Bank PLC				USSW5 Index Spread + 2.21%
2.70%, 08/17/2020		200	201	UBS AG/Stamford CT
Lloyds Banking Group PLC				4.88%, 08/04/2020	500	532
3.00%, 01/11/2022		800	804	US Bancorp
4.58%, 12/10/2025		1,000	1,050	3.00%, 03/15/2022	50	51
4.65%, 03/24/2026		400	422	3.15%, 04/27/2027	500	498
Manufacturers & Traders Trust Co				3.60%, 09/11/2024	750	777
2.10%, 02/06/2020		300	299	US Bank NA/Cincinnati OH
Mitsubishi UFJ Financial Group Inc				2.13%, 10/28/2019	500	500
2.76%, 09/13/2026		500	479	Wells Fargo & Co
2.95%, 03/01/2021		750	758	2.10%, 07/26/2021	500	492
Mizuho Financial Group Inc				2.60%, 07/22/2020	1,250	1,258
2.27%, 09/13/2021		300	294	3.00%, 01/22/2021	500	508
Morgan Stanley				3.00%, 04/22/2026	400	390
2.50%, 04/21/2021		1,000	996	3.00%, 10/23/2026	500	489
2.63%, 11/17/2021		1,000	998	3.30%, 09/09/2024	1,000	1,014
2.75%, 05/19/2022		300	300	3.45%, 02/13/2023	500	510
3.13%, 07/27/2026		640	628	3.58%, 05/22/2028	300	304
3.70%, 10/23/2024		1,000	1,032	3 Month LIBOR + 1.31%
3.75%, 02/25/2023		100	104	3.90%, 05/01/2045	620	627
4.30%, 01/27/2045		250	263	4.10%, 06/03/2026	500	520
4.35%, 09/08/2026		500	522	4.65%, 11/04/2044	1,000	1,073
4.88%, 11/01/2022		650	700	4.75%, 12/07/2046	250	274
5.50%, 07/24/2020		700	752	5.38%, 02/07/2035	250	299
5.50%, 07/28/2021		1,000	1,098	Wells Fargo Bank NA
5.75%, 01/25/2021		100	109	2.15%, 12/06/2019	250	250
6.38%, 07/24/2042		200	273	Westpac Banking Corp
7.30%, 05/13/2019		1,450	1,552	1.60%, 08/19/2019	500	495
				2.10%, 05/13/2021	390	386
				2.70%, 08/19/2026	500	480

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)				Building Materials (continued)
Westpac Banking Corp	(continued)			Owens Corning
2.85%, 05/13/2026		$500	$487	4.20%, 12/15/2022	$30	$31
4.88%, 11/19/2019		50	52			$1,739
			$119,660	Chemicals - 0.37%
Beverages - 0.73%				Agrium Inc
Anheuser-Busch InBev Finance Inc				5.25%, 01/15/2045	300	344
1.90%, 02/01/2019		1,345	1,343	Dow Chemical Co/The
2.65%, 02/01/2021		609	614	3.50%, 10/01/2024	250	257
3.65%, 02/01/2026		1,220	1,251	8.55%, 05/15/2019	500	544
4.90%, 02/01/2046		1,600	1,806	9.40%, 05/15/2039	380	640
Anheuser-Busch InBev Worldwide Inc				Eastman Chemical Co
3.75%, 07/15/2042		750	720	2.70%, 01/15/2020	550	555
5.00%, 04/15/2020		609	647	EI du Pont de Nemours & Co
6.88%, 11/15/2019		40	44	3.63%, 01/15/2021	750	777
8.20%, 01/15/2039		40	63	4.15%, 02/15/2043	50	51
Coca-Cola Co/The				LYB International Finance BV
2.45%, 11/01/2020		750	757	4.88%, 03/15/2044	530	578
3.15%, 11/15/2020		440	453	Methanex Corp
Diageo Capital PLC				3.25%, 12/15/2019	30	30
4.83%, 07/15/2020		50	53	Monsanto Co
Diageo Investment Corp				2.75%, 07/15/2021	500	503
2.88%, 05/11/2022		780	792	3.95%, 04/15/2045	500	482
Dr Pepper Snapple Group Inc				Mosaic Co/The
3.13%, 12/15/2023		500	506	4.25%, 11/15/2023	300	310
Molson Coors Brewing Co				5.45%, 11/15/2033	500	535
2.10%, 07/15/2021		500	489	5.63%, 11/15/2043	25	27
4.20%, 07/15/2046		250	248	Potash Corp of Saskatchewan Inc
PepsiCo Inc				3.00%, 04/01/2025	150	146
1.35%, 10/04/2019		750	742	3.63%, 03/15/2024	550	562
2.38%, 10/06/2026		500	476	PPG Industries Inc
2.75%, 03/05/2022		280	284	3.60%, 11/15/2020	50	51
3.60%, 08/13/2042		400	395	Praxair Inc
4.50%, 01/15/2020		1,000	1,050	2.20%, 08/15/2022	50	49
Pepsi-Cola Metropolitan Bottling Co Inc				Sherwin-Williams Co/The
7.00%, 03/01/2029		750	1,009	3.45%, 06/01/2027	180	182
			$13,742	Westlake Chemical Corp
Biotechnology - 0.46%				5.00%, 08/15/2046	350	386
Amgen Inc						$7,009
3.88%, 11/15/2021		500	521	Commercial Mortgage Backed Securities - 1.85%
4.10%, 06/15/2021		1,000	1,047	CFCRE Commercial Mortgage Trust 2017-
4.66%, 06/15/2051		760	818	C8
5.70%, 02/01/2019		34	36	3.57%, 06/15/2050	1,000	1,028
5.75%, 03/15/2040		530	644	Citigroup Commercial Mortgage Trust 2013-
Baxalta Inc				GC15
3.60%, 06/23/2022		750	770	4.37%, 09/10/2046(c)	500	540
5.25%, 06/23/2045		250	282	Citigroup Commercial Mortgage Trust 2015-
Biogen Inc				GC33
2.90%, 09/15/2020		500	507	3.52%, 09/10/2058	1,000	1,031
4.05%, 09/15/2025		160	169	COMM 2012-CCRE2 Mortgage Trust
Celgene Corp				3.79%, 08/15/2045	200	208
3.88%, 08/15/2025		790	814	COMM 2012-CCRE4 Mortgage Trust
4.35%, 11/15/2047		120	121	3.25%, 10/15/2045	500	502
5.00%, 08/15/2045		230	253	COMM 2013-CCRE6 Mortgage Trust
Gilead Sciences Inc				3.10%, 03/10/2046	500	509
1.95%, 03/01/2022		300	293	COMM 2014-CCRE15 Mortgage Trust
2.05%, 04/01/2019		40	40	4.07%, 02/10/2047(c)	500	530
2.35%, 02/01/2020		300	301	COMM 2014-CCRE20 Mortgage Trust
2.95%, 03/01/2027		150	147	3.59%, 11/10/2047	1,302	1,347
3.70%, 04/01/2024		600	628	COMM 2014-LC15 Mortgage Trust
4.00%, 09/01/2036		200	207	4.20%, 04/10/2047	350	370
4.60%, 09/01/2035		590	651	COMM 2014-UBS3 Mortgage Trust
4.75%, 03/01/2046		400	448	3.82%, 06/10/2047	550	576
			$8,697	COMM 2015-DC1 Mortgage Trust
Building Materials - 0.09%				3.08%, 02/10/2048	500	500
Johnson Controls International plc				COMM 2015-LC19 Mortgage Trust
3.75%, 12/01/2021		755	783	3.18%, 02/10/2048	500	508
5.13%, 09/14/2045		500	573	COMM 2015-PC1 Mortgage Trust
5.25%, 12/01/2041		30	34	3.90%, 07/10/2050	885	930
Masco Corp				Commercial Mortgage Pass Through
4.45%, 04/01/2025		300	318	Certificates
				3.76%, 02/10/2049	2,000	2,091

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

		Principal		Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Commercial Mortgage Backed Securities (continued)
Fannie Mae-Aces				WFRBS Commercial Mortgage Trust 2012-
2.30%, 09/25/2022(c)		$465	$ 463	C7
2.48%, 04/25/2022		458	460	2.30%, 06/15/2045	$385	$386
2.51%, 11/25/2022(c)		1,000	1,003	WFRBS Commercial Mortgage Trust 2012-
2.60%, 04/25/2023(c)		322	321	C9
2.93%, 04/25/2025(c)		800	803	3.39%, 11/15/2045	500	510
2.94%, 01/25/2026(c)		1,601	1,611	WFRBS Commercial Mortgage Trust 2013-
3.22%, 08/25/2024(c)		977	1,002	C14
3.46%, 01/25/2024(c)		33	34	3.34%, 06/15/2046	500	512
4.33%, 03/25/2020(c)		87	90	WFRBS Commercial Mortgage Trust 2014-
Freddie Mac Multifamily Structured Pass				C20
Through Certificates				4.00%, 05/15/2047	500	529
2.08%, 12/25/2019		9	9			$34,966
2.67%, 03/25/2026		1,000	990	Commercial Services - 0.19%
2.87%, 12/25/2021		350	358	California Institute of Technology
3.02%, 02/25/2023		80	82	4.32%, 08/01/2045	50	57
3.06%, 07/25/2023(c)		150	154	4.70%, 11/01/2111	250	268
3.17%, 10/25/2024		1,000	1,033	Ecolab Inc
3.21%, 03/25/2025		1,248	1,289	5.50%, 12/08/2041	400	494
3.24%, 04/25/2027		250	257	Massachusetts Institute of Technology
3.30%, 04/25/2023(c)		500	520	3.89%, 07/01/2116	375	359
3.30%, 07/25/2024		500	521	3.96%, 07/01/2038	185	201
3.41%, 12/25/2026		2,000	2,081	4.68%, 07/01/2114	100	114
3.53%, 06/25/2020		335	345	Moody's Corp
4.33%, 10/25/2020(c)		500	527	4.50%, 09/01/2022	500	535
GS Mortgage Securities Trust 2011-GC5				5.25%, 07/15/2044	90	107
3.71%, 08/10/2044		375	389	S&P Global Inc
GS Mortgage Securities Trust 2013-GCJ14				4.00%, 06/15/2025	350	368
4.24%, 08/10/2046		50	54	6.55%, 11/15/2037	30	39
GS Mortgage Securities Trust 2015-GC28				Total System Services Inc
3.40%, 02/10/2048		600	614	3.80%, 04/01/2021	500	514
GS Mortgage Securities Trust 2016-GS2				4.80%, 04/01/2026	500	542
3.05%, 05/10/2049		1,000	1,000	University of Southern California
JPMBB Commercial Mortgage Securities				5.25%, 10/01/2111	20	25
Trust 2013-C14				Western Union Co/The
4.41%, 08/15/2046(c)		500	532	5.25%, 04/01/2020	30	32
JPMBB Commercial Mortgage Securities						$3,655
Trust 2014-C18				Computers - 0.75%
4.08%, 02/15/2047		50	53	Apple Inc
JPMBB Commercial Mortgage Securities				1.55%, 02/07/2020	500	494
Trust 2014-C19				2.25%, 02/23/2021	625	624
3.67%, 04/15/2047		500	519	2.30%, 05/11/2022	290	288
Morgan Stanley Bank of America Merrill				2.45%, 08/04/2026	750	716
Lynch Trust 2013-C11				2.85%, 05/06/2021	550	560
3.09%, 08/15/2046		77	77	2.85%, 02/23/2023	750	760
4.31%, 08/15/2046(c)		1,130	1,213	2.90%, 09/12/2027	300	296
Morgan Stanley Bank of America Merrill				3.00%, 11/13/2027	190	189
Lynch Trust 2013-C12				3.20%, 05/13/2025	560	571
4.26%, 10/15/2046(c)		500	538	3.25%, 02/23/2026	750	763
Morgan Stanley Bank of America Merrill				3.35%, 02/09/2027	280	286
Lynch Trust 2014-C14				3.45%, 02/09/2045	300	284
3.67%, 02/15/2047		500	515	3.75%, 09/12/2047	200	199
Morgan Stanley Bank of America Merrill				3.75%, 11/13/2047	120	120
Lynch Trust 2014-C15				3.85%, 05/04/2043	550	559
4.05%, 04/15/2047		580	617	4.38%, 05/13/2045	80	88
Morgan Stanley Bank of America Merrill				4.65%, 02/23/2046	170	194
Lynch Trust 2015-C20				Dell International LLC / EMC Corp
3.25%, 02/15/2048		500	507	3.48%, 06/01/2019(a)	295	299
Morgan Stanley Bank of America Merrill				4.42%, 06/15/2021(a)	800	835
Lynch Trust 2015-C21				6.02%, 06/15/2026(a)	640	704
3.15%, 03/15/2048		575	586	8.10%, 07/15/2036(a)	220	272
SG Commercial Mortgage Securities Trust				8.35%, 07/15/2046(a)	185	233
2016	-C5			Hewlett Packard Enterprise Co
3.06%, 10/10/2048		950	936	3.60%, 10/15/2020	320	328
UBS Commercial Mortgage Trust 2012-C1				4.90%, 10/15/2025	200	208
3.00%, 05/10/2045		32	33	6.35%, 10/15/2045	100	102
3.40%, 05/10/2045		69	71	HP Inc
UBS-Barclays Commercial Mortgage Trust				4.65%, 12/09/2021	750	801
2012	-C3			6.00%, 09/15/2041	280	297
3.09%, 08/10/2049		50	51
UBS-Barclays Commercial Mortgage Trust
2012	-C4
2.85%, 12/10/2045		100	101

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Computers (continued)			Diversified Financial Services (continued)
International Business Machines Corp			GE Capital International Funding Co
1.63%, 05/15/2020	$500	$494	Unlimited Co
2.25%, 02/19/2021	140	140	2.34%, 11/15/2020	$500	$498
2.50%, 01/27/2022	500	501	3.37%, 11/15/2025	1,000	1,016
3.45%, 02/19/2026	750	772	4.42%, 11/15/2035	1,000	1,067
4.70%, 02/19/2046	145	167	HSBC Finance Corp
7.00%, 10/30/2025	370	475	6.68%, 01/15/2021	246	274
Seagate HDD Cayman			Intercontinental Exchange Inc
4.75%, 06/01/2023	550	558	2.75%, 12/01/2020	500	507
		$14,177	4.00%, 10/15/2023	25	27
Consumer Products - 0.01%			Jefferies Group LLC
Church & Dwight Co Inc			6.88%, 04/15/2021	280	314
3.95%, 08/01/2047	200	197	8.50%, 07/15/2019	33	36
Clorox Co/The			Legg Mason Inc
3.80%, 11/15/2021	30	31	4.75%, 03/15/2026	500	532
Kimberly-Clark Corp			5.63%, 01/15/2044	25	28
2.40%, 03/01/2022	30	30	Mastercard Inc
		$258	2.00%, 04/01/2019	30	30
Cosmetics & Personal Care - 0.11%			3.38%, 04/01/2024	150	156
Colgate-Palmolive Co			National Rural Utilities Cooperative Finance
2.45%, 11/15/2021	500	504	Corp
Procter & Gamble Co/The			2.85%, 01/27/2025	100	99
1.70%, 11/03/2021	500	490	3.05%, 02/15/2022	530	540
2.30%, 02/06/2022	500	500	Nomura Holdings Inc
5.55%, 03/05/2037	24	32	6.70%, 03/04/2020	500	544
Unilever Capital Corp			Private Export Funding Corp
4.25%, 02/10/2021	500	529	2.80%, 05/15/2022	500	510
		$2,055	Visa Inc
Credit Card Asset Backed Securities - 0.28%			2.20%, 12/14/2020	375	375
American Express Credit Account Master			3.15%, 12/14/2025	360	367
Trust			3.65%, 09/15/2047	500	502
1.93%, 09/15/2022	1,025	1,022	4.15%, 12/14/2035	140	153
Barclays Dryrock Issuance Trust			4.30%, 12/14/2045	240	266
2.20%, 12/15/2022	760	761			$13,276
Chase Issuance Trust			Electric - 1.63%
1.37%, 06/15/2021	1,000	991	Ameren Illinois Co
Citibank Credit Card Issuance Trust			2.70%, 09/01/2022	530	532
2.88%, 01/23/2023	605	617	Berkshire Hathaway Energy Co
Discover Card Execution Note Trust			3.75%, 11/15/2023	750	784
2.12%, 12/15/2021	500	501	6.13%, 04/01/2036	450	588
2.39%, 07/15/2024	1,150	1,152	Commonwealth Edison Co
Synchrony Credit Card Master Note Trust			4.70%, 01/15/2044	150	174
2016-2			Consolidated Edison Co of New York Inc
2.21%, 05/15/2024	250	249	4.30%, 12/01/2056	350	368
		$5,293	6.75%, 04/01/2038	530	751
Distribution & Wholesale - 0.03%			Consumers Energy Co
WW Grainger Inc			6.70%, 09/15/2019	620	668
4.60%, 06/15/2045	500	539	Dominion Energy Inc
			2.50%, 12/01/2019	300	301
Diversified Financial Services - 0.70%			4.05%, 09/15/2042	900	903
Air Lease Corp			DTE Electric Co
3.38%, 01/15/2019	50	51	3.70%, 03/15/2045	200	201
3.75%, 02/01/2022	70	73	DTE Energy Co
American Express Co			3.50%, 06/01/2024	500	511
4.05%, 12/03/2042	500	515	Duke Energy Carolinas LLC
American Express Credit Corp			4.00%, 09/30/2042	280	294
1.88%, 05/03/2019	500	498	5.30%, 02/15/2040	250	310
2.25%, 08/15/2019	750	751	6.00%, 12/01/2028	500	620
3.30%, 05/03/2027	500	503	Duke Energy Corp
Ameriprise Financial Inc			1.80%, 09/01/2021	500	487
4.00%, 10/15/2023	775	822	Duke Energy Florida LLC
BlackRock Inc			3.20%, 01/15/2027	500	505
3.38%, 06/01/2022	30	31	3.40%, 10/01/2046	200	190
4.25%, 05/24/2021	500	531	Duke Energy Progress LLC
5.00%, 12/10/2019	430	454	4.38%, 03/30/2044	400	442
Capital One Bank USA NA			Edison International
2.25%, 02/13/2019	400	400	2.95%, 03/15/2023	350	352
Charles Schwab Corp/The			Emera US Finance LP
3.00%, 03/10/2025	300	299	2.15%, 06/15/2019	1,000	997
CME Group Inc			Enel Generacion Chile SA
3.00%, 03/15/2025	500	507	4.25%, 04/15/2024	30	31
			Entergy Arkansas Inc
			3.75%, 02/15/2021	30	31

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Electric (continued)			Electric (continued)
Entergy Corp			South Carolina Electric & Gas Co
5.13%, 09/15/2020	$30	$ 32	5.45%, 02/01/2041	$540	$620
Entergy Louisiana LLC			Southern California Edison Co
3.12%, 09/01/2027	300	299	5.50%, 03/15/2040	350	447
3.25%, 04/01/2028	500	499	5.95%, 02/01/2038	30	40
Exelon Corp			Southern Co/The
4.95%, 06/15/2035	320	362	2.35%, 07/01/2021	400	396
5.15%, 12/01/2020	500	533	4.40%, 07/01/2046	540	566
Exelon Generation Co LLC			Southern Power Co
4.25%, 06/15/2022	500	527	2.50%, 12/15/2021	300	298
FirstEnergy Corp			4.95%, 12/15/2046	300	323
3.90%, 07/15/2027	400	408	Southwestern Electric Power Co
4.85%, 07/15/2047	400	431	6.20%, 03/15/2040	390	514
Florida Power & Light Co			6.45%, 01/15/2019	30	31
2.75%, 06/01/2023	500	503	Southwestern Public Service Co
3.70%, 12/01/2047	70	72	4.50%, 08/15/2041	600	671
4.05%, 10/01/2044	25	27	TransAlta Corp
5.65%, 02/01/2037	250	318	6.50%, 03/15/2040	30	30
Georgia Power Co			Union Electric Co
3.25%, 03/30/2027	750	750	3.65%, 04/15/2045	500	499
Great Plains Energy Inc			Virginia Electric & Power Co
4.85%, 06/01/2021	30	32	3.15%, 01/15/2026	500	503
Hydro-Quebec			WEC Energy Group Inc
8.05%, 07/07/2024	530	686	3.55%, 06/15/2025	70	72
Mississippi Power Co					$30,940
4.25%, 03/15/2042	30	29	Electrical Components & Equipment - 0.00%
Nevada Power Co			Emerson Electric Co
7.13%, 03/15/2019	434	460	2.63%, 02/15/2023	30	30
NextEra Energy Capital Holdings Inc			4.88%, 10/15/2019	30	31
2.30%, 04/01/2019	300	300			$61
4.50%, 06/01/2021	50	53	Electronics - 0.09%
Northern States Power Co/MN			Arrow Electronics Inc
5.35%, 11/01/2039	30	37	4.50%, 03/01/2023	30	31
NSTAR Electric Co			Corning Inc
2.38%, 10/15/2022	500	495	4.25%, 08/15/2020	500	523
3.20%, 05/15/2027	300	303	Honeywell International Inc
Oncor Electric Delivery Co LLC			3.35%, 12/01/2023	500	520
5.25%, 09/30/2040	530	648	Jabil Inc
Pacific Gas & Electric Co			4.70%, 09/15/2022	30	31
3.75%, 02/15/2024	125	129	Koninklijke Philips NV
5.40%, 01/15/2040	30	36	3.75%, 03/15/2022	500	521
5.80%, 03/01/2037	500	616	5.00%, 03/15/2042	30	35
6.35%, 02/15/2038	400	519	Tyco Electronics Group SA
PacifiCorp			7.13%, 10/01/2037	37	52
6.00%, 01/15/2039	500	663			$1,713
PECO Energy Co			Environmental Control - 0.10%
1.70%, 09/15/2021	60	58	Republic Services Inc
2.38%, 09/15/2022	730	725	2.90%, 07/01/2026	500	487
3.70%, 09/15/2047	297	301	3.20%, 03/15/2025	300	301
4.15%, 10/01/2044	400	430	5.50%, 09/15/2019	25	26
Potomac Electric Power Co			Waste Management Inc
3.60%, 03/15/2024	30	31	3.50%, 05/15/2024	1,000	1,032
PPL Capital Funding Inc					$1,846
3.50%, 12/01/2022	1,000	1,024	Federal & Federally Sponsored Credit - 0.01%
PPL Electric Utilities Corp			Federal Farm Credit Banks
3.95%, 06/01/2047	300	313	1.58%, 02/17/2021	150	147
Progress Energy Inc
3.15%, 04/01/2022	40	41	Finance - Mortgage Loan/Banker - 1.63%
7.75%, 03/01/2031	500	698	Fannie Mae
PSEG Power LLC			0.00%, 10/09/2019(b)	85	82
8.63%, 04/15/2031	500	661	0.88%, 12/27/2017	650	650
Public Service Co of Colorado			0.88%, 08/02/2019	500	492
3.80%, 06/15/2047	400	411	1.00%, 02/26/2019	250	248
Puget Energy Inc			1.00%, 08/28/2019	250	247
6.00%, 09/01/2021	500	556	1.05%, 05/25/2018	50	50
Puget Sound Energy Inc			1.13%, 12/14/2018	700	696
4.30%, 05/20/2045	400	445	1.13%, 07/26/2019	2,200	2,175
San Diego Gas & Electric Co			1.25%, 02/26/2019	2,000	1,986
3.60%, 09/01/2023	30	31	1.25%, 05/06/2021	300	292
4.50%, 08/15/2040	350	398	1.38%, 01/28/2019	205	204
			1.38%, 02/26/2021	250	245
			1.50%, 11/30/2020	500	493

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Finance - Mortgage Loan/Banker (continued)			Food (continued)
Fannie Mae (continued)			Tyson Foods Inc
1.70%, 01/27/2020	$500	$496	4.88%, 08/15/2034	$350	$386
1.75%, 09/12/2019	1,000	998			$6,848
1.88%, 02/19/2019	500	501	Forest Products & Paper - 0.08%
1.88%, 12/28/2020	300	299	Georgia-Pacific LLC
2.00%, 01/05/2022	500	498	7.75%, 11/15/2029	20	28
2.13%, 04/24/2026	1,000	969	8.00%, 01/15/2024	400	509
2.63%, 09/06/2024	500	507	International Paper Co
5.63%, 07/15/2037	65	90	3.65%, 06/15/2024	250	259
6.63%, 11/15/2030	500	705	4.40%, 08/15/2047	250	256
7.13%, 01/15/2030	250	360	7.30%, 11/15/2039	326	452
7.25%, 05/15/2030	249	364			$1,504
Federal Home Loan Banks			Gas - 0.14%
0.88%, 08/05/2019	1,000	984	Atmos Energy Corp
1.00%, 09/26/2019	250	246	4.13%, 10/15/2044	250	266
1.13%, 06/21/2019	1,000	990	Dominion Energy Gas Holdings LLC
1.13%, 07/14/2021	950	920	3.55%, 11/01/2023	30	30
1.25%, 01/16/2019	1,000	994	4.60%, 12/15/2044	200	214
1.38%, 05/28/2019	500	497	ONE Gas Inc
1.38%, 11/15/2019	1,000	989	3.61%, 02/01/2024	50	52
1.38%, 09/28/2020	500	492	Sempra Energy
1.38%, 02/18/2021	500	490	2.40%, 03/15/2020	200	200
1.63%, 06/14/2019	800	798	6.00%, 10/15/2039	634	816
1.75%, 12/14/2018	750	750	Southern California Gas Co
1.88%, 03/13/2020	500	500	3.15%, 09/15/2024	500	511
4.13%, 03/13/2020	100	105	Washington Gas Light Co
5.50%, 07/15/2036	50	68	3.80%, 09/15/2046	500	505
5.63%, 06/11/2021	65	73			$2,594
Freddie Mac			Hand & Machine Tools - 0.04%
1.13%, 04/15/2019	1,000	991	Snap-on Inc
1.25%, 10/02/2019	1,500	1,484	3.25%, 03/01/2027	500	506
1.38%, 08/15/2019	500	496	Stanley Black & Decker Inc
1.38%, 05/01/2020	500	494	3.40%, 12/01/2021	250	257
1.40%, 08/22/2019	163	162			$763
1.50%, 01/17/2020	500	496	Healthcare - Products - 0.48%
1.75%, 05/30/2019	250	250	Abbott Laboratories
2.38%, 01/13/2022	1,750	1,767	2.00%, 03/15/2020	300	298
3.75%, 03/27/2019	1,250	1,283	2.90%, 11/30/2021	460	463
4.88%, 06/13/2018	63	64	3.75%, 11/30/2026	410	417
6.25%, 07/15/2032	500	700	4.75%, 04/15/2043	300	326
6.75%, 03/15/2031	43	61	4.90%, 11/30/2046	310	345
		$30,791	5.13%, 04/01/2019	530	549
Food - 0.36%			Becton Dickinson and Co
Campbell Soup Co			3.73%, 12/15/2024	731	744
4.25%, 04/15/2021	30	32	5.00%, 11/12/2040	30	32
General Mills Inc			Boston Scientific Corp
3.15%, 12/15/2021	30	31	3.85%, 05/15/2025	950	981
JM Smucker Co/The			6.00%, 01/15/2020	30	32
3.00%, 03/15/2022	300	303	Medtronic Inc
4.25%, 03/15/2035	300	311	3.15%, 03/15/2022	1,000	1,025
Kellogg Co			3.50%, 03/15/2025	780	806
2.65%, 12/01/2023	460	456	4.38%, 03/15/2035	234	257
4.00%, 12/15/2020	780	817	4.63%, 03/15/2044	500	557
Koninklijke Ahold Delhaize NV			5.55%, 03/15/2040	40	50
5.70%, 10/01/2040	30	34	Stryker Corp
Kraft Heinz Foods Co			3.50%, 03/15/2026	500	514
3.00%, 06/01/2026	285	272	4.38%, 05/15/2044	25	27
3.50%, 06/06/2022	1,000	1,023	Thermo Fisher Scientific Inc
3.50%, 07/15/2022	500	511	2.95%, 09/19/2026	300	291
3.95%, 07/15/2025	120	123	4.15%, 02/01/2024	600	635
4.38%, 06/01/2046	345	333	4.70%, 05/01/2020	30	32
5.20%, 07/15/2045	260	281	Zimmer Biomet Holdings Inc
5.38%, 02/10/2020	30	32	3.15%, 04/01/2022	200	201
6.50%, 02/09/2040	30	37	3.55%, 04/01/2025	500	499
Kroger Co/The					$9,081
2.95%, 11/01/2021	500	507	Healthcare - Services - 0.47%
4.65%, 01/15/2048	300	300	Aetna Inc
5.15%, 08/01/2043	500	525	6.63%, 06/15/2036	13	17
5.40%, 07/15/2040	30	32	6.75%, 12/15/2037	205	276
Sysco Corp			AHS Hospital Corp
3.30%, 07/15/2026	500	502	5.02%, 07/01/2045	400	478

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Healthcare - Services (continued)			Insurance (continued)
Anthem Inc			Chubb INA Holdings Inc
3.50%, 08/15/2024	$450	$457	2.70%, 03/13/2023	$300	$299
3.65%, 12/01/2027	300	303	2.88%, 11/03/2022	500	506
4.38%, 12/01/2047	300	308	5.90%, 06/15/2019	30	32
4.65%, 01/15/2043	30	32	CNA Financial Corp
4.65%, 08/15/2044	650	695	5.75%, 08/15/2021	40	44
Cigna Corp			First American Financial Corp
3.88%, 10/15/2047	95	92	4.60%, 11/15/2024	300	311
4.00%, 02/15/2022	600	627	Lincoln National Corp
Coventry Health Care Inc			6.15%, 04/07/2036	20	24
5.45%, 06/15/2021	108	117	Manulife Financial Corp
Duke University Health System Inc			4.15%, 03/04/2026	300	318
3.92%, 06/01/2047	300	308	Marsh & McLennan Cos Inc
Humana Inc			2.35%, 09/10/2019	25	25
2.63%, 10/01/2019	20	20	2.35%, 03/06/2020	200	200
4.63%, 12/01/2042	500	534	MetLife Inc
Laboratory Corp of America Holdings			3.60%, 11/13/2025	750	778
4.70%, 02/01/2045	250	264	4.05%, 03/01/2045	200	204
Memorial Sloan-Kettering Cancer Center			4.72%, 12/15/2044	200	224
4.13%, 07/01/2052	350	367	4.75%, 02/08/2021	750	804
4.20%, 07/01/2055	250	266	6.40%, 12/15/2066	430	492
Northwell Healthcare Inc			7.72%, 02/15/2019	130	139
3.98%, 11/01/2046	500	483	PartnerRe Finance B LLC
Providence St Joseph Health Obligated			5.50%, 06/01/2020	40	43
Group			Progressive Corp/The
3.74%, 10/01/2047	500	488	3.75%, 08/23/2021	30	31
Quest Diagnostics Inc			4.35%, 04/25/2044	30	33
4.75%, 01/30/2020	12	13	Prudential Financial Inc
Trinity Health Corp			5.20%, 03/15/2044	400	424
4.13%, 12/01/2045	500	516	3 Month LIBOR + 3.04%
UnitedHealth Group Inc			5.70%, 12/14/2036	480	593
2.70%, 07/15/2020	300	304	6.63%, 12/01/2037	550	762
3.75%, 07/15/2025	190	199	7.38%, 06/15/2019	500	538
4.70%, 02/15/2021	500	533	Reinsurance Group of America Inc
4.75%, 07/15/2045	500	574	4.70%, 09/15/2023	30	32
6.50%, 06/15/2037	500	690	Travelers Cos Inc/The
		$8,961	6.25%, 06/15/2037	533	715
Housewares - 0.05%			Voya Financial Inc
Newell Brands Inc			3.65%, 06/15/2026	335	335
2.88%, 12/01/2019	200	202	XLIT Ltd
4.20%, 04/01/2026	750	784	2.30%, 12/15/2018	500	501
		$986			$15,927
Insurance - 0.84%			Internet - 0.27%
Aflac Inc			Alibaba Group Holding Ltd
3.63%, 11/15/2024	300	314	3.60%, 11/28/2024	1,000	1,028
Alleghany Corp			Alphabet Inc
4.90%, 09/15/2044	500	532	2.00%, 08/15/2026	500	471
Allstate Corp/The			3.63%, 05/19/2021	40	42
3.28%, 12/15/2026	300	304	Amazon.com Inc
5.35%, 06/01/2033	350	409	2.40%, 02/22/2023(a)	300	296
American International Group Inc			2.50%, 11/29/2022	40	40
3.88%, 01/15/2035	300	294	2.60%, 12/05/2019	500	506
3.90%, 04/01/2026	750	774	3.15%, 08/22/2027(a)	450	449
4.38%, 01/15/2055	300	295	3.88%, 08/22/2037(a)	340	355
4.80%, 07/10/2045	260	284	4.80%, 12/05/2034	350	404
4.88%, 06/01/2022	850	921	eBay Inc
Aon Corp			2.20%, 08/01/2019	1,000	999
5.00%, 09/30/2020	480	514	2.60%, 07/15/2022	450	446
Aon PLC					$5,036
3.50%, 06/14/2024	250	256	Iron & Steel - 0.05%
4.75%, 05/15/2045	270	295	Nucor Corp
AXA SA			4.00%, 08/01/2023	250	263
8.60%, 12/15/2030	30	43	Vale Overseas Ltd
Berkshire Hathaway Finance Corp			4.38%, 01/11/2022	300	311
4.25%, 01/15/2021	350	370	6.88%, 11/10/2039	50	61
Berkshire Hathaway Inc			Vale SA
3.13%, 03/15/2026	275	277	5.63%, 09/11/2042	350	380
3.75%, 08/15/2021	750	792			$1,015
4.50%, 02/11/2043	350	392	Leisure Products & Services - 0.04%
Chubb Corp/The			Carnival Corp
6.50%, 05/15/2038	326	454	3.95%, 10/15/2020	25	26

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Leisure Products & Services (continued)			Media (continued)
Harley-Davidson Inc			Scripps Networks Interactive Inc
3.50%, 07/28/2025	$300	$308	3.95%, 06/15/2025	$350	$354
Royal Caribbean Cruises Ltd			Thomson Reuters Corp
5.25%, 11/15/2022	300	331	3.35%, 05/15/2026	400	398
		$665	3.95%, 09/30/2021	200	208
Lodging - 0.05%			5.85%, 04/15/2040	30	36
Marriott International Inc/MD			Time Warner Cable LLC
2.30%, 01/15/2022	350	344	4.50%, 09/15/2042	1,000	916
2.88%, 03/01/2021	600	604	7.30%, 07/01/2038	60	74
Wyndham Worldwide Corp			8.75%, 02/14/2019	830	892
3.90%, 03/01/2023	25	25	Time Warner Inc
		$973	2.95%, 07/15/2026	400	377
Machinery - Construction & Mining - 0.08%			3.55%, 06/01/2024	500	508
Caterpillar Financial Services Corp			4.85%, 07/15/2045	500	514
1.70%, 08/09/2021	250	245	4.88%, 03/15/2020	430	452
1.93%, 10/01/2021	500	490	6.20%, 03/15/2040	430	510
2.40%, 08/09/2026	250	239	Viacom Inc
7.15%, 02/15/2019	25	26	3.88%, 12/15/2021	530	539
Caterpillar Inc			4.85%, 12/15/2034	488	462
3.40%, 05/15/2024	500	520	Walt Disney Co/The
3.80%, 08/15/2042	50	52	1.85%, 05/30/2019	1,000	997
		$1,572	3.75%, 06/01/2021	525	549
Machinery - Diversified - 0.10%			7.00%, 03/01/2032	30	42
Cummins Inc					$20,131
4.88%, 10/01/2043	25	29	Metal Fabrication & Hardware - 0.01%
John Deere Capital Corp			Precision Castparts Corp
1.95%, 03/04/2019	500	500	3.90%, 01/15/2043	193	198
2.75%, 03/15/2022	530	536
2.80%, 03/06/2023	500	504	Mining - 0.19%
3.35%, 06/12/2024	300	310	Barrick North America Finance LLC
Xylem Inc/NY			5.75%, 05/01/2043	280	344
4.88%, 10/01/2021	17	18	BHP Billiton Finance USA Ltd
		$1,897	5.00%, 09/30/2043	500	593
Media - 1.06%			Goldcorp Inc
21st Century Fox America Inc			3.63%, 06/09/2021	30	31
3.00%, 09/15/2022	540	545	3.70%, 03/15/2023	500	515
3.38%, 11/15/2026	170	170	Newmont Mining Corp
4.50%, 02/15/2021	500	529	3.50%, 03/15/2022	500	510
4.75%, 11/15/2046	200	211	6.25%, 10/01/2039	350	440
6.40%, 12/15/2035	50	63	Rio Tinto Alcan Inc
7.85%, 03/01/2039	500	715	5.75%, 06/01/2035	400	487
CBS Corp			6.13%, 12/15/2033	30	38
2.90%, 06/01/2023(a)	1,000	985	Southern Copper Corp
3.70%, 08/15/2024	500	514	5.38%, 04/16/2020	40	43
4.85%, 07/01/2042	300	307	5.88%, 04/23/2045	350	425
7.88%, 07/30/2030	30	41	6.75%, 04/16/2040	100	129
Charter Communications Operating LLC /					$3,555
Charter Communications Operating Capital			Miscellaneous Manufacturers - 0.31%
3.75%, 02/15/2028	500	492	3M Co
4.46%, 07/23/2022	500	521	2.00%, 06/26/2022	500	492
5.38%, 05/01/2047	500	505	Dover Corp
6.38%, 10/23/2035	30	35	5.38%, 03/01/2041	30	36
6.48%, 10/23/2045	500	575	Eaton Corp
Comcast Corp			2.75%, 11/02/2022	520	521
2.75%, 03/01/2023	50	50	4.15%, 11/02/2042	20	21
3.13%, 07/15/2022	575	590	General Electric Co
3.15%, 02/15/2028	170	168	2.30%, 01/14/2019	500	501
3.38%, 02/15/2025	600	611	3.15%, 09/07/2022	500	510
3.38%, 08/15/2025	300	307	4.50%, 03/11/2044	500	542
4.50%, 01/15/2043	25	27	4.63%, 01/07/2021	50	53
4.60%, 08/15/2045	270	294	5.88%, 01/14/2038	750	948
5.65%, 06/15/2035	500	619	6.75%, 03/15/2032	250	339
6.40%, 03/01/2040	500	667	Illinois Tool Works Inc
6.45%, 03/15/2037	1,060	1,409	3.50%, 03/01/2024	540	564
Discovery Communications LLC			Ingersoll-Rand Luxembourg Finance SA
3.95%, 03/20/2028	500	491	2.63%, 05/01/2020	500	501
5.20%, 09/20/2047	300	297	Parker-Hannifin Corp
6.35%, 06/01/2040	40	46	3.30%, 11/21/2024	300	308
Grupo Televisa SAB			3.50%, 09/15/2022	30	31
5.00%, 05/13/2045	500	503
RELX Capital Inc
3.13%, 10/15/2022	16	16

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Miscellaneous Manufacturers (continued)			Oil & Gas (continued)
Textron Inc			Nexen Energy ULC
4.00%, 03/15/2026	$500	$521	6.40%, 05/15/2037	$730	$942
		$5,888	7.50%, 07/30/2039	39	57
Office & Business Equipment - 0.02%			Noble Energy Inc
Xerox Corp			4.15%, 12/15/2021	750	785
4.07%, 03/17/2022	175	176	Occidental Petroleum Corp
4.50%, 05/15/2021	30	31	3.50%, 06/15/2025	500	514
6.75%, 12/15/2039	250	256	4.10%, 02/15/2047	500	518
		$463	Petro-Canada
Oil & Gas - 1.82%			6.80%, 05/15/2038	534	721
Anadarko Petroleum Corp			Petroleos Mexicanos
6.20%, 03/15/2040	430	510	4.25%, 01/15/2025	50	50
Apache Corp			4.88%, 01/24/2022	1,180	1,234
3.63%, 02/01/2021	530	543	5.50%, 06/27/2044	530	496
4.75%, 04/15/2043	280	284	5.63%, 01/23/2046	800	748
BP Capital Markets PLC			6.50%, 03/13/2027(a)	500	551
2.52%, 01/15/2020	500	504	6.63%, 06/15/2035	750	809
3.02%, 01/16/2027	1,000	983	6.75%, 09/21/2047(a)	250	264
3.25%, 05/06/2022	640	657	6.88%, 08/04/2026	300	342
4.75%, 03/10/2019	170	176	Phillips 66
Canadian Natural Resources Ltd			4.88%, 11/15/2044	500	552
3.80%, 04/15/2024	750	772	5.88%, 05/01/2042	30	37
Cenovus Energy Inc			Pioneer Natural Resources Co
3.00%, 08/15/2022	300	296	3.95%, 07/15/2022	30	31
4.25%, 04/15/2027(a)	300	297	Shell International Finance BV
Chevron Corp			1.38%, 05/10/2019	605	600
2.19%, 11/15/2019	350	351	1.88%, 05/10/2021	1,045	1,030
2.36%, 12/05/2022	350	347	2.88%, 05/10/2026	155	153
2.42%, 11/17/2020	175	176	3.25%, 05/11/2025	280	285
2.43%, 06/24/2020	290	292	4.13%, 05/11/2035	60	64
2.95%, 05/16/2026	180	179	4.38%, 03/25/2020	565	592
3.33%, 11/17/2025	165	169	4.38%, 05/11/2045	500	538
CNOOC Finance 2013 Ltd			6.38%, 12/15/2038	350	475
3.00%, 05/09/2023	500	497	Statoil ASA
CNOOC Nexen Finance 2014 ULC			3.15%, 01/23/2022	300	308
4.25%, 04/30/2024	500	529	5.25%, 04/15/2019	808	842
ConocoPhillips			Suncor Energy Inc
6.50%, 02/01/2039	490	663	4.00%, 11/15/2047	370	371
ConocoPhillips Co			6.50%, 06/15/2038	400	527
2.88%, 11/15/2021	300	303	6.85%, 06/01/2039	13	18
4.95%, 03/15/2026	500	563	Total Capital International SA
Devon Energy Corp			2.13%, 01/10/2019	400	401
3.25%, 05/15/2022	300	305	2.88%, 02/17/2022	400	406
5.60%, 07/15/2041	495	569	Total Capital SA
Ecopetrol SA			4.25%, 12/15/2021	550	587
5.88%, 09/18/2023	1,040	1,161	Valero Energy Corp
EOG Resources Inc			9.38%, 03/15/2019	500	545
2.63%, 03/15/2023	480	473			$34,450
4.15%, 01/15/2026	500	528	Oil & Gas Services - 0.13%
4.40%, 06/01/2020	40	42	Baker Hughes a GE Co LLC
Exxon Mobil Corp			3.20%, 08/15/2021	128	131
1.71%, 03/01/2019	375	374	Halliburton Co
1.91%, 03/06/2020	500	498	3.25%, 11/15/2021	530	542
2.40%, 03/06/2022	500	500	3.80%, 11/15/2025	145	149
2.71%, 03/06/2025	200	199	4.85%, 11/15/2035	530	580
3.04%, 03/01/2026	500	507	5.00%, 11/15/2045	230	251
Hess Corp			7.45%, 09/15/2039	26	36
4.30%, 04/01/2027	300	299	National Oilwell Varco Inc
7.13%, 03/15/2033	21	26	2.60%, 12/01/2022	400	391
7.30%, 08/15/2031	349	418	3.95%, 12/01/2042	400	352
HollyFrontier Corp					$2,432
5.88%, 04/01/2026	500	554	Packaging & Containers - 0.00%
Husky Energy Inc			Packaging Corp of America
4.00%, 04/15/2024	500	520	4.50%, 11/01/2023	25	27
Kerr-McGee Corp
6.95%, 07/01/2024	400	472	Pharmaceuticals - 1.17%
Marathon Oil Corp			AbbVie Inc
3.85%, 06/01/2025	500	505	2.50%, 05/14/2020	620	622
4.40%, 07/15/2027	300	308	2.90%, 11/06/2022	550	551
Marathon Petroleum Corp			3.20%, 05/14/2026	390	386
3.63%, 09/15/2024	500	508	3.60%, 05/14/2025	150	153
5.00%, 09/15/2054	200	200

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Pharmaceuticals (continued)
AbbVie Inc (continued)			Teva Pharmaceutical Finance Netherlands III
4.30%, 05/14/2036	$240	$ 251	BV
4.45%, 05/14/2046	270	284	3.15%, 10/01/2026	$1,000	$833
4.50%, 05/14/2035	220	235	Wyeth LLC
4.70%, 05/14/2045	320	348	6.50%, 02/01/2034	500	678
Allergan Funding SCS			Zoetis Inc
3.00%, 03/12/2020	685	691	3.25%, 02/01/2023	540	549
3.80%, 03/15/2025	1,020	1,028			$22,197
4.55%, 03/15/2035	170	175	Pipelines - 0.96%
4.75%, 03/15/2045	500	523	Andeavor Logistics LP / Tesoro Logistics
AmerisourceBergen Corp			Finance Corp
3.40%, 05/15/2024	30	30	4.25%, 12/01/2027	300	300
AstraZeneca PLC			5.20%, 12/01/2047	300	301
2.38%, 11/16/2020	195	195	Boardwalk Pipelines LP
2.38%, 06/12/2022	500	493	3.38%, 02/01/2023	30	30
3.38%, 11/16/2025	180	182	Buckeye Partners LP
4.00%, 09/18/2042	300	299	3.95%, 12/01/2026	500	489
Bristol-Myers Squibb Co			4.35%, 10/15/2024	25	26
3.25%, 08/01/2042	515	486	Enbridge Energy Partners LP
Cardinal Health Inc			5.20%, 03/15/2020	24	25
1.95%, 06/14/2019	300	298	7.38%, 10/15/2045	70	91
3.41%, 06/15/2027	400	391	7.50%, 04/15/2038	350	444
4.60%, 03/15/2043	430	437	Energy Transfer LP
Eli Lilly & Co			4.05%, 03/15/2025	300	300
5.50%, 03/15/2027	530	635	4.20%, 04/15/2027	300	300
Express Scripts Holding Co			4.90%, 03/15/2035	500	488
3.90%, 02/15/2022	500	520	5.30%, 04/15/2047	300	292
4.75%, 11/15/2021	50	54	6.50%, 02/01/2042	530	595
4.80%, 07/15/2046	500	518	9.00%, 04/15/2019	16	17
GlaxoSmithKline Capital Inc			Energy Transfer LP / Regency Energy Finance
6.38%, 05/15/2038	430	594	Corp
Johnson & Johnson			5.00%, 10/01/2022	350	375
1.65%, 03/01/2021	265	261	EnLink Midstream Partners LP
2.45%, 03/01/2026	225	219	4.40%, 04/01/2024	200	206
3.50%, 01/15/2048	70	70	Enterprise Products Operating LLC
3.55%, 03/01/2036	750	767	3.70%, 02/15/2026	400	408
5.95%, 08/15/2037	75	102	3.75%, 02/15/2025	850	874
McKesson Corp			4.45%, 02/15/2043	350	353
2.70%, 12/15/2022	500	498	4.85%, 08/15/2042	400	425
4.75%, 03/01/2021	100	106	5.20%, 09/01/2020	430	461
4.88%, 03/15/2044	80	86	6.88%, 03/01/2033	39	51
Mead Johnson Nutrition Co			EQT Midstream Partners LP
4.60%, 06/01/2044	30	33	4.13%, 12/01/2026	500	497
Merck & Co Inc			Kinder Morgan Energy Partners LP
4.15%, 05/18/2043	750	810	3.50%, 09/01/2023	390	391
Merck Sharp & Dohme Corp			3.95%, 09/01/2022	600	621
5.00%, 06/30/2019	530	555	4.70%, 11/01/2042	20	19
Mylan Inc			6.38%, 03/01/2041	380	437
4.20%, 11/29/2023	30	31	6.95%, 01/15/2038	383	464
Mylan NV			Kinder Morgan Inc/DE
3.15%, 06/15/2021	825	830	3.05%, 12/01/2019	400	403
3.95%, 06/15/2026	240	239	5.05%, 02/15/2046	300	303
5.25%, 06/15/2046	125	133	Magellan Midstream Partners LP
Novartis Capital Corp			4.25%, 02/01/2021	750	785
4.40%, 04/24/2020	30	32	MPLX LP
4.40%, 05/06/2044	530	595	4.13%, 03/01/2027	140	142
Novartis Securities Investment Ltd			4.88%, 12/01/2024	500	537
5.13%, 02/10/2019	500	518	4.88%, 06/01/2025	100	107
Pfizer Inc			ONEOK Inc
1.95%, 06/03/2021	200	198	4.00%, 07/13/2027	300	300
3.00%, 12/15/2026	500	502	7.50%, 09/01/2023	300	358
3.40%, 05/15/2024	100	104	ONEOK Partners LP
4.13%, 12/15/2046	500	536	6.13%, 02/01/2041	30	34
4.30%, 06/15/2043	200	219	8.63%, 03/01/2019	530	569
5.20%, 08/12/2020	110	118	Plains All American Pipeline LP / PAA
7.20%, 03/15/2039	400	602	Finance Corp
Shire Acquisitions Investments Ireland DAC			4.50%, 12/15/2026	500	502
1.90%, 09/23/2019	300	297	4.70%, 06/15/2044	30	27
2.88%, 09/23/2023	300	294	6.65%, 01/15/2037	500	568
3.20%, 09/23/2026	300	288	8.75%, 05/01/2019	170	184
Teva Pharmaceutical Finance IV BV			Sabine Pass Liquefaction LLC
3.65%, 11/10/2021	750	715	5.63%, 02/01/2021	200	215
			5.88%, 06/30/2026	200	224

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Pipelines (continued)			REITs (continued)
Spectra Energy Partners LP			ERP Operating LP
4.75%, 03/15/2024	$30	$33	2.38%, 07/01/2019	$300	$301
5.95%, 09/25/2043	400	478	Federal Realty Investment Trust
Sunoco Logistics Partners Operations LP			4.50%, 12/01/2044	300	318
4.65%, 02/15/2022	155	163	Government Properties Income Trust
TransCanada PipeLines Ltd			4.00%, 07/15/2022	300	302
3.75%, 10/16/2023	30	31	HCP Inc
6.10%, 06/01/2040	30	39	3.75%, 02/01/2019	400	405
7.25%, 08/15/2038	750	1,075	3.88%, 08/15/2024	200	205
Williams Partners LP			4.20%, 03/01/2024	200	209
3.60%, 03/15/2022	500	512	Healthcare Trust of America Holdings LP
3.90%, 01/15/2025	500	509	2.95%, 07/01/2022	400	400
4.00%, 09/15/2025	50	51	Highwoods Realty LP
5.10%, 09/15/2045	220	234	3.20%, 06/15/2021	30	30
5.25%, 03/15/2020	530	562	Hospitality Properties Trust
6.30%, 04/15/2040	30	36	4.50%, 06/15/2023	500	525
		$18,261	4.65%, 03/15/2024	40	42
Private Equity - 0.02%			Host Hotels & Resorts LP
Brookfield Asset Management Inc			5.25%, 03/15/2022	500	540
4.00%, 01/15/2025	300	308	6.00%, 10/01/2021	30	33
			Kimco Realty Corp
Regional Authority - 0.21%			2.70%, 03/01/2024	300	291
Province of British Columbia Canada			3.20%, 05/01/2021	750	762
2.00%, 10/23/2022	500	491	Liberty Property LP
2.65%, 09/22/2021	400	405	3.38%, 06/15/2023	40	40
6.50%, 01/15/2026	45	56	3.75%, 04/01/2025	90	92
Province of Manitoba Canada			National Retail Properties Inc
1.75%, 05/30/2019	500	498	3.60%, 12/15/2026	300	296
3.05%, 05/14/2024	30	31	Omega Healthcare Investors Inc
Province of Ontario Canada			4.95%, 04/01/2024	30	31
2.50%, 09/10/2021	500	502	Realty Income Corp
3.20%, 05/16/2024	440	455	3.25%, 10/15/2022	500	509
4.00%, 10/07/2019	400	414	4.13%, 10/15/2026	20	21
Province of Quebec Canada			Simon Property Group LP
2.75%, 08/25/2021	540	547	2.20%, 02/01/2019	500	501
2.88%, 10/16/2024	500	508	2.75%, 02/01/2023	250	250
7.50%, 09/15/2029	36	51	4.75%, 03/15/2042	164	179
Province of Saskatchewan Canada			UDR Inc
8.50%, 07/15/2022	17	21	4.00%, 10/01/2025	200	208
		$3,979	Ventas Realty LP
REITs - 0.81%			3.75%, 05/01/2024	500	513
Alexandria Real Estate Equities Inc			5.70%, 09/30/2043	225	271
3.90%, 06/15/2023	750	774	Weingarten Realty Investors
American Tower Corp			3.38%, 10/15/2022	120	121
3.38%, 10/15/2026	500	491	Welltower Inc
4.70%, 03/15/2022	50	54	4.50%, 01/15/2024	30	32
5.90%, 11/01/2021	500	555	5.25%, 01/15/2022	350	381
AvalonBay Communities Inc			Weyerhaeuser Co
3.50%, 11/15/2024	1,000	1,028	4.70%, 03/15/2021	30	32
3.63%, 10/01/2020	100	103	7.38%, 10/01/2019	500	545
4.15%, 07/01/2047	300	308	7.38%, 03/15/2032	30	41
Boston Properties LP					$15,306
3.13%, 09/01/2023	20	20	Retail - 0.92%
5.63%, 11/15/2020	30	32	AutoZone Inc
5.88%, 10/15/2019	530	561	3.13%, 04/21/2026	500	484
Brixmor Operating Partnership LP			3.75%, 06/01/2027	300	302
3.65%, 06/15/2024	400	397	Bed Bath & Beyond Inc
CBL & Associates LP			3.75%, 08/01/2024	500	493
5.25%, 12/01/2023	200	191	Costco Wholesale Corp
5.95%, 12/15/2026	300	280	1.75%, 02/15/2020	250	248
Crown Castle International Corp			2.15%, 05/18/2021	200	199
3.70%, 06/15/2026	510	508	2.30%, 05/18/2022	200	199
5.25%, 01/15/2023	500	549	2.75%, 05/18/2024	300	300
CubeSmart LP			3.00%, 05/18/2027	300	299
4.38%, 12/15/2023	30	32	CVS Health Corp
DDR Corp			2.80%, 07/20/2020	340	342
4.63%, 07/15/2022	130	136	3.50%, 07/20/2022	500	509
Duke Realty LP			5.13%, 07/20/2045	740	814
3.75%, 12/01/2024	300	309	Home Depot Inc/The
3.88%, 10/15/2022	530	552	2.00%, 04/01/2021	500	495
			3.75%, 02/15/2024	500	526
			4.25%, 04/01/2046	650	703
			5.88%, 12/16/2036	550	728

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Retail (continued)			Software (continued)
Kohl's Corp			Microsoft Corp
4.00%, 11/01/2021	$30	$31	1.85%, 02/06/2020	$500	$498
4.25%, 07/17/2025	300	304	2.38%, 02/12/2022	750	750
Lowe's Cos Inc			2.40%, 02/06/2022	500	500
3.10%, 05/03/2027	160	159	2.40%, 08/08/2026	470	453
3.88%, 09/15/2023	30	32	3.13%, 11/03/2025	180	184
4.38%, 09/15/2045	500	540	3.45%, 08/08/2036	550	555
Macy's Retail Holdings Inc			3.63%, 12/15/2023	550	580
6.90%, 04/01/2029	510	533	3.70%, 08/08/2046	500	510
McDonald's Corp			3.95%, 08/08/2056	635	656
3.25%, 06/10/2024	175	180	4.10%, 02/06/2037	500	547
3.63%, 05/20/2021	750	779	4.20%, 06/01/2019	50	52
3.70%, 01/30/2026	115	120	4.20%, 11/03/2035	360	395
4.88%, 12/09/2045	740	835	4.45%, 11/03/2045	207	236
5.00%, 02/01/2019	100	103	4.50%, 02/06/2057	640	734
Nordstrom Inc			4.75%, 11/03/2055	70	83
5.00%, 01/15/2044	300	283	Oracle Corp
O'Reilly Automotive Inc			2.38%, 01/15/2019	600	604
3.55%, 03/15/2026	500	502	2.63%, 02/15/2023	280	280
QVC Inc			2.80%, 07/08/2021	500	509
3.13%, 04/01/2019	30	30	3.25%, 11/15/2027	340	344
Starbucks Corp			3.40%, 07/08/2024	550	568
2.10%, 02/04/2021	750	746	3.80%, 11/15/2037	190	194
Target Corp			3.90%, 05/15/2035	130	135
3.63%, 04/15/2046	300	283	4.00%, 07/15/2046	1,000	1,034
3.88%, 07/15/2020	500	522	4.38%, 05/15/2055	150	160
TJX Cos Inc/The			5.00%, 07/08/2019	750	785
2.75%, 06/15/2021	25	25	5.38%, 07/15/2040	550	677
Walgreens Boots Alliance Inc					$13,323
2.70%, 11/18/2019	1,000	1,007	Sovereign - 1.58%
3.80%, 11/18/2024	500	511	Chile Government International Bond
4.80%, 11/18/2044	500	523	3.86%, 06/21/2047	500	510
Wal-Mart Stores Inc			3.88%, 08/05/2020	750	783
2.35%, 12/15/2022	220	219	Colombia Government International Bond
3.25%, 10/25/2020	550	567	7.38%, 09/18/2037	500	668
3.30%, 04/22/2024	550	573	11.75%, 02/25/2020	300	362
4.00%, 04/11/2043	750	815	10.38%, 01/28/2033	700	1,095
5.63%, 04/15/2041	450	602	Export Development Canada
		$17,465	1.75%, 08/19/2019	50	50
Semiconductors - 0.37%			1.75%, 07/21/2020	750	745
Applied Materials Inc			Export-Import Bank of Korea
5.85%, 06/15/2041	500	647	1.88%, 10/21/2021	350	337
Broadcom Corp / Broadcom Cayman Finance			2.25%, 01/21/2020	500	496
Ltd			5.00%, 04/11/2022	500	541
3.00%, 01/15/2022(a)	1,200	1,186	Hungary Government International Bond
3.88%, 01/15/2027(a)	1,150	1,127	5.38%, 02/21/2023	500	558
Intel Corp			5.38%, 03/25/2024	500	567
2.45%, 07/29/2020	300	303	6.38%, 03/29/2021	500	558
3.15%, 05/11/2027	150	152	Israel Government AID Bond
3.30%, 10/01/2021	550	569	5.50%, 09/18/2023	65	76
4.10%, 05/11/2047	500	535	5.50%, 04/26/2024	65	77
4.90%, 07/29/2045	500	601	5.50%, 09/18/2033	33	44
NVIDIA Corp			Israel Government International Bond
2.20%, 09/16/2021	300	297	4.00%, 06/30/2022	650	691
3.20%, 09/16/2026	500	499	5.13%, 03/26/2019	500	521
QUALCOMM Inc			Japan Bank for International
2.25%, 05/20/2020	250	248	Cooperation/Japan
2.60%, 01/30/2023	310	300	1.75%, 05/28/2020	500	493
3.25%, 05/20/2027	270	260	2.13%, 02/10/2025	300	288
3.45%, 05/20/2025	180	179	2.25%, 11/04/2026	1,000	956
4.65%, 05/20/2035	70	73	2.38%, 04/20/2026	500	484
4.80%, 05/20/2045	110	113	3.00%, 05/29/2024	300	305
		$7,089	Korea International Bond
Software - 0.70%			2.75%, 01/19/2027	250	246
Fidelity National Information Services Inc			Mexico Government International Bond
3.63%, 10/15/2020	200	206	3.60%, 01/30/2025	530	541
5.00%, 10/15/2025	51	56	3.63%, 03/15/2022	1,070	1,117
Fiserv Inc			4.13%, 01/21/2026	500	525
2.70%, 06/01/2020	1,000	1,007	4.60%, 01/23/2046	500	497
3.50%, 10/01/2022	30	31	4.60%, 02/10/2048	300	301
			4.75%, 03/08/2044	210	213
			5.75%, 10/12/2110	500	535
			6.75%, 09/27/2034	750	982

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Sovereign (continued)			Supranational Bank (continued)
Mexico Government International			European Investment Bank	(continued)
Bond (continued)			1.25%, 12/16/2019		$500	$493
8.30%, 08/15/2031	$97	$146	1.38%, 06/15/2020		330	325
Panama Government International Bond			1.63%, 03/16/2020		300	297
3.75%, 03/16/2025	250	262	1.88%, 02/10/2025		250	239
5.20%, 01/30/2020	500	532	2.00%, 03/15/2021		795	791
8.88%, 09/30/2027	570	831	2.25%, 03/15/2022		500	499
Peruvian Government International Bond			2.38%, 05/24/2027		150	147
5.63%, 11/18/2050	400	512	2.50%, 04/15/2021		150	152
7.13%, 03/30/2019	500	538	2.88%, 09/15/2020		1,100	1,124
8.75%, 11/21/2033	350	553	FMS Wertmanagement AoeR
Philippine Government International Bond			1.00%, 08/16/2019		550	541
3.70%, 03/01/2041	500	499	1.75%, 03/17/2020		200	199
3.70%, 02/02/2042	200	199	Inter-American Development Bank
4.00%, 01/15/2021	750	788	1.63%, 05/12/2020		300	298
6.38%, 10/23/2034	510	681	1.75%, 10/15/2019		1,000	997
7.75%, 01/14/2031	140	200	2.13%, 01/18/2022		500	499
10.63%, 03/16/2025	600	910	2.38%, 07/07/2027		1,500	1,472
Republic of Italy Government International			3.88%, 09/17/2019		600	621
Bond			4.38%, 01/24/2044		50	60
5.38%, 06/15/2033	40	46	International Bank for Reconstruction &
6.88%, 09/27/2023	550	655	Development
Republic of Poland Government International			1.13%, 11/27/2019		500	492
Bond			1.25%, 07/26/2019		2,000	1,980
5.00%, 03/23/2022	500	549	1.38%, 05/24/2021		345	336
5.13%, 04/21/2021	580	632	1.38%, 09/20/2021		320	311
Svensk Exportkredit AB			1.63%, 09/04/2020		1,500	1,484
1.25%, 04/12/2019	500	495	1.88%, 10/07/2022		180	177
1.75%, 08/28/2020	400	396	1.88%, 10/27/2026		1,000	947
Tennessee Valley Authority			2.25%, 06/24/2021		750	752
3.50%, 12/15/2042	100	106	2.50%, 07/29/2025		270	270
3.88%, 02/15/2021	400	423	7.63%, 01/19/2023		933	1,170
4.25%, 09/15/2065	150	174	International Finance Corp
4.63%, 09/15/2060	500	619	1.63%, 07/16/2020		200	198
5.25%, 09/15/2039	250	332	1.75%, 09/16/2019		550	549
5.38%, 04/01/2056	61	85	2.13%, 04/07/2026		1,000	968
5.88%, 04/01/2036	600	834	Nordic Investment Bank
6.75%, 11/01/2025	57	74	1.13%, 02/25/2019		750	744
Tunisia Government AID Bonds						$29,096
1.42%, 08/05/2021	250	242	Telecommunications - 1.36%
Ukraine Government AID Bonds			America Movil SAB de CV
1.47%, 09/29/2021	250	242	5.00%, 03/30/2020		30	32
Uruguay Government International Bond			6.13%, 03/30/2040		750	938
4.13%, 11/20/2045	386	387	AT&T Inc
4.38%, 10/27/2027	210	227	2.30%, 03/11/2019		150	150
7.63%, 03/21/2036	400	568	2.85%, 02/14/2023		500	496
		$29,899	3.00%, 02/15/2022		760	762
Supranational Bank - 1.54%			3.20%, 03/01/2022		230	233
African Development Bank			3.40%, 08/14/2024		500	498
1.38%, 02/12/2020	250	247	3.80%, 03/15/2022		530	548
2.38%, 09/23/2021	15	15	3.90%, 03/11/2024		500	513
Asian Development Bank			3.90%, 08/14/2027		500	497
1.38%, 01/15/2019	500	497	3.95%, 01/15/2025		500	509
1.75%, 01/10/2020	500	498	4.13%, 02/17/2026		500	509
1.75%, 06/08/2021	500	493	4.35%, 06/15/2045		1,000	904
1.75%, 09/13/2022	500	488	4.50%, 05/15/2035		500	488
2.13%, 11/24/2021	800	798	4.50%, 03/09/2048		20	18
2.13%, 03/19/2025	300	293	4.55%, 03/09/2049		559	516
2.38%, 08/10/2027	500	491	5.15%, 02/14/2050		500	498
5.82%, 06/16/2028	39	49	5.25%, 03/01/2037		370	386
Corp Andina de Fomento			5.30%, 08/14/2058		750	739
4.38%, 06/15/2022	559	598	5.35%, 09/01/2040		54	56
Council Of Europe Development Bank			5.88%, 10/01/2019		520	554
1.75%, 11/14/2019	300	299	6.15%, 09/15/2034		400	461
European Bank for Reconstruction &			6.30%, 01/15/2038		500	585
Development			British Telecommunications PLC
1.13%, 08/24/2020	1,000	976	9.12%, 12/15/2030		530	786
1.88%, 02/23/2022	500	493	Cisco Systems Inc
European Investment Bank			1.85%, 09/20/2021		750	737
1.13%, 08/15/2019	1,840	1,816	2.20%, 02/28/2021		500	499
1.25%, 05/15/2019	1,930	1,913	2.45%, 06/15/2020		460	464
			2.50%, 09/20/2026		750	723

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's)	Value (000's)
Telecommunications (continued)			Transportation (continued)
Cisco Systems Inc (continued)			Ryder System Inc
2.95%, 02/28/2026	$300	$299	2.55%, 06/01/2019	$500	$502
5.90%, 02/15/2039	430	575	Union Pacific Corp
Deutsche Telekom International Finance BV			2.25%, 06/19/2020	750	753
8.75%, 06/15/2030	530	776	2.75%, 03/01/2026	500	492
Juniper Networks Inc			3.80%, 10/01/2051	280	279
4.35%, 06/15/2025	200	207	4.16%, 07/15/2022	500	538
Motorola Solutions Inc			United Parcel Service Inc
3.50%, 09/01/2021	275	281	3.13%, 01/15/2021	530	544
Orange SA			3.63%, 10/01/2042	500	496
4.13%, 09/14/2021	30	32	3.75%, 11/15/2047	110	111
5.38%, 01/13/2042	30	36	4.88%, 11/15/2040	30	35
9.00%, 03/01/2031	500	747			$11,393
Rogers Communications Inc			Water - 0.01%
5.00%, 03/15/2044	200	226	American Water Capital Corp
7.50%, 08/15/2038	250	349	3.75%, 09/01/2047	140	141
Telefonica Emisiones SAU			6.59%, 10/15/2037	13	18
5.13%, 04/27/2020	100	106			$159
7.05%, 06/20/2036	530	699	TOTAL BONDS		$640,140
Telefonica Europe BV				Principal
8.25%, 09/15/2030	350	491	MUNICIPAL BONDS - 0.76%	Amount (000's)	Value (000's)
Verizon Communications Inc			California - 0.27%
2.63%, 08/15/2026	500	468	Bay Area Toll Authority
2.95%, 03/15/2022	358	360	6.26%, 04/01/2049	$325	$471
3.13%, 03/16/2022	255	258	6.91%, 10/01/2050	250	387
3.38%, 02/15/2025(a)	524	523	East Bay Municipal Utility District Water
3.50%, 11/01/2024	1,000	1,013	System Revenue
4.15%, 03/15/2024	100	105	5.87%, 06/01/2040	20	27
4.27%, 01/15/2036	1,000	984	Los Angeles Department of Water & Power
4.50%, 08/10/2033	290	300	Power System Revenue
4.67%, 03/15/2055	780	739	6.57%, 07/01/2045	250	376
4.86%, 08/21/2046	1,250	1,277	Los Angeles Unified School District/CA
5.01%, 08/21/2054	607	612	5.76%, 07/01/2029	530	649
Vodafone Group PLC			Regents of the University of California
6.15%, 02/27/2037	240	294	Medical Center Pooled Revenue
		$25,856	6.55%, 05/15/2048	20	28
Toys, Games & Hobbies - 0.03%			State of California
Mattel Inc			7.30%, 10/01/2039	750	1,111
2.35%, 05/06/2019	30	30	7.70%, 11/01/2030	500	576
2.35%, 08/15/2021	600	568	State of California (credit support from
		$598	CALIFORNIA ST)
Transportation - 0.60%			7.55%, 04/01/2039(d)	500	774
Burlington Northern Santa Fe LLC			University of California
3.65%, 09/01/2025	500	524	5.77%, 05/15/2043	530	687
4.15%, 04/01/2045	200	214			$5,086
4.40%, 03/15/2042	30	33	Colorado - 0.02%
4.55%, 09/01/2044	400	448	Regional Transportation District
5.40%, 06/01/2041	400	493	5.84%, 11/01/2050	250	335
Canadian National Railway Co
2.85%, 12/15/2021	500	506	Connecticut - 0.05%
5.55%, 03/01/2019	39	41	State of Connecticut
Canadian Pacific Railway Co			5.85%, 03/15/2032	830	1,002
2.90%, 02/01/2025	500	495
4.45%, 03/15/2023	30	32	Florida - 0.03%
CSX Corp			State Board of Administration Finance Corp
2.60%, 11/01/2026	350	333	3.00%, 07/01/2020	500	507
3.40%, 08/01/2024	600	616
4.75%, 05/30/2042	430	475	Georgia - 0.04%
FedEx Corp			Municipal Electric Authority of Georgia
3.20%, 02/01/2025	500	505	6.64%, 04/01/2057	540	682
3.25%, 04/01/2026	713	719
3.88%, 08/01/2042	30	29	Illinois - 0.02%
4.00%, 01/15/2024	500	532	Chicago Transit Authority
4.55%, 04/01/2046	500	533	6.20%, 12/01/2040	30	38
Norfolk Southern Corp			City of Chicago IL
3.00%, 04/01/2022	500	508	6.31%, 01/01/2044	30	32
3.25%, 12/01/2021	40	41	State of Illinois
3.85%, 01/15/2024	200	211	4.95%, 06/01/2023	85	89
3.94%, 11/01/2047(a)	192	195	5.10%, 06/01/2033	400	397
4.80%, 08/15/2043	113	126			$556
4.84%, 10/01/2041	30	34

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
New Jersey - 0.08%			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
New Jersey Economic Development			2.50%, 01/01/2046	$167	$160
Authority (credit support from AGM)			2.50%, 11/01/2046	143	137
0.00%, 02/15/2023(b),(d)	$50	$41	3.00%, 04/01/2021	88	90
New Jersey Economic Development			3.00%, 09/01/2021	4	4
Authority (credit support from NATL)			3.00%, 10/01/2021	230	234
7.43%, 02/15/2029(d)	450	558	3.00%, 12/01/2021	136	138
New Jersey Transportation Trust Fund			3.00%, 12/01/2026(e)	1,700	1,731
Authority			3.00%, 02/01/2027	148	151
6.56%, 12/15/2040	146	191	3.00%, 02/01/2027	376	384
New Jersey Turnpike Authority (credit			3.00%, 05/01/2027	47	48
support from NEW JERSEY ST TPK AUTH			3.00%, 06/01/2027	137	140
TPK REV)			3.00%, 07/01/2028	58	59
7.41%, 01/01/2040(d)	500	764	3.00%, 11/01/2028	492	502
		$1,554	3.00%, 04/01/2029	456	465
New York - 0.11%			3.00%, 07/01/2029	89	90
City of New York NY			3.00%, 09/01/2029	429	437
6.27%, 12/01/2037	500	672	3.00%, 10/01/2029	618	630
New York City Water & Sewer System			3.00%, 10/01/2029	320	326
5.72%, 06/15/2042	280	380	3.00%, 11/01/2029	165	168
5.95%, 06/15/2042	250	346	3.00%, 11/01/2029	278	284
Port Authority of New York & New Jersey			3.00%, 12/01/2029	87	88
4.46%, 10/01/2062	500	566	3.00%, 01/01/2030	243	248
		$1,964	3.00%, 03/01/2030	41	42
Ohio - 0.06%			3.00%, 04/01/2030	162	165
American Municipal Power Inc			3.00%, 11/01/2030	373	380
7.83%, 02/15/2041	500	764	3.00%, 11/01/2030	218	223
Ohio State University/The			3.00%, 01/01/2031	772	787
3.80%, 12/01/2046	350	359	3.00%, 02/01/2031	56	57
4.91%, 06/01/2040	50	60	3.00%, 03/01/2031	152	155
		$1,183	3.00%, 03/01/2031	82	84
Texas - 0.06%			3.00%, 04/01/2031	621	633
City of Houston TX			3.00%, 05/01/2032	603	607
6.29%, 03/01/2032	490	571	3.00%, 04/01/2033	80	82
Dallas Area Rapid Transit			3.00%, 09/01/2034	410	418
5.02%, 12/01/2048	30	36	3.00%, 10/01/2034	283	288
State of Texas			3.00%, 12/01/2034	93	94
5.52%, 04/01/2039	500	656	3.00%, 04/01/2035	241	244
		$1,263	3.00%, 05/01/2035	72	73
Wisconsin - 0.02%			3.00%, 06/01/2035	332	337
State of Wisconsin (credit support from			3.00%, 04/01/2036	236	240
AGM)			3.00%, 04/01/2036	162	165
5.70%, 05/01/2026(d)	350	406	3.00%, 09/01/2036	133	135
			3.00%, 09/01/2036	273	277
TOTAL MUNICIPAL BONDS		$14,538	3.00%, 11/01/2036	93	94
U.S. GOVERNMENT & GOVERNMENT	Principal		3.00%, 02/01/2037	282	285
AGENCY OBLIGATIONS - 65.02%	Amount (000's)	Value (000's)	3.00%, 09/01/2042	1,884	1,890
Federal Home Loan Mortgage Corporation (FHLMC) - 7.71%			3.00%, 10/01/2042	449	451
2.00%, 03/01/2028	$64	$63	3.00%, 11/01/2042	796	799
2.00%, 08/01/2028	367	359	3.00%, 01/01/2043	137	137
2.00%, 01/01/2030	86	84	3.00%, 01/01/2043	135	136
2.00%, 09/01/2031	309	301	3.00%, 02/01/2043	758	760
2.00%, 12/01/2031	273	266	3.00%, 04/01/2043	1,236	1,241
2.00%, 12/01/2032(e)	100	97	3.00%, 07/01/2043	161	161
2.50%, 03/01/2027	128	129	3.00%, 08/01/2043	1,241	1,243
2.50%, 08/01/2027	93	94	3.00%, 08/01/2043	1,009	1,012
2.50%, 08/01/2028	236	237	3.00%, 09/01/2043	212	212
2.50%, 09/01/2029	559	560	3.00%, 10/01/2043	159	160
2.50%, 12/01/2029	705	704	3.00%, 12/01/2044	578	578
2.50%, 01/01/2030	729	728	3.00%, 01/01/2045	30	30
2.50%, 09/01/2030	1,621	1,618	3.00%, 01/01/2045	177	177
2.50%, 01/01/2031	608	607	3.00%, 03/01/2045	356	355
2.50%, 01/01/2031	591	590	3.00%, 04/01/2045	1,064	1,062
2.50%, 02/01/2031	604	603	3.00%, 04/01/2045	220	220
2.50%, 04/01/2031	200	199	3.00%, 06/01/2045	699	698
2.50%, 12/01/2031	916	915	3.00%, 08/01/2045	1,108	1,107
2.50%, 01/01/2032	183	183	3.00%, 08/01/2045	46	46
2.50%, 01/01/2032	932	930	3.00%, 12/01/2045	1,295	1,294
2.50%, 03/01/2032	280	280	3.00%, 01/01/2046	125	125
2.50%, 12/01/2032(e)	2,950	2,944	3.00%, 03/01/2046	789	788
2.50%, 11/01/2036	187	183	3.00%, 04/01/2046	1,455	1,454
2.50%, 01/01/2043	165	158	3.00%, 04/01/2046	888	888
2.50%, 07/01/2043	78	75	3.00%, 06/01/2046	1,162	1,161
			3.00%, 07/01/2046	449	448

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)				Federal Home Loan Mortgage Corporation (FHLMC) (continued)
3.00%, 09/01/2046	$1,194	$1,193		3.50%, 04/01/2046	$1,519	$1,559
3.00%, 10/01/2046	299	299		3.50%, 04/01/2046	726	746
3.00%, 10/01/2046	125	125		3.50%, 05/01/2046	946	970
3.00%, 11/01/2046	533	533		3.50%, 06/01/2046	846	868
3.00%, 11/01/2046	2,192	2,190		3.50%, 08/01/2046	483	495
3.00%, 11/01/2046	1,310	1,309		3.50%, 09/01/2046	193	198
3.00%, 11/01/2046	27	27		3.50%, 09/01/2046	492	505
3.00%, 11/01/2046	473	472		3.50%, 04/01/2047	954	978
3.00%, 12/01/2046	1,236	1,235		3.50%, 12/01/2047(e)	14,075	14,428
3.00%, 12/01/2046	1,223	1,221		4.00%, 06/01/2018	21	22
3.00%, 01/01/2047	770	769		4.00%, 07/01/2020	136	140
3.00%, 01/01/2047	681	680		4.00%, 07/01/2024	16	16
3.00%, 02/01/2047	476	475		4.00%, 12/01/2024	243	253
3.00%, 03/01/2047	368	368		4.00%, 08/01/2025	22	23
3.00%, 12/01/2047(e)	3,350	3,341		4.00%, 10/01/2025	17	17
3.50%, 01/01/2021	43	45		4.00%, 03/01/2026	5	5
3.50%, 01/01/2021	107	111		4.00%, 12/01/2030	37	39
3.50%, 03/01/2021	272	281		4.00%, 11/01/2033	252	266
3.50%, 03/01/2021	28	29		4.00%, 07/01/2034	169	179
3.50%, 07/01/2024	31	32		4.00%, 07/01/2039	70	74
3.50%, 10/01/2025	32	33		4.00%, 12/01/2040	345	362
3.50%, 11/01/2025	5	5		4.00%, 12/01/2040	80	84
3.50%, 11/01/2025	11	11		4.00%, 12/01/2040	67	70
3.50%, 12/01/2025	79	82		4.00%, 10/01/2041	89	93
3.50%, 02/01/2026	35	37		4.00%, 12/01/2041(e)	6,675	6,973
3.50%, 02/01/2026	145	150		4.00%, 12/01/2041	56	59
3.50%, 04/01/2026	133	137		4.00%, 01/01/2042	15	15
3.50%, 06/01/2026	17	18		4.00%, 01/01/2042(e)	700	730
3.50%, 08/01/2026	16	17		4.00%, 01/01/2044	22	24
3.50%, 12/01/2026(e)	150	155		4.00%, 02/01/2044	326	344
3.50%, 12/01/2028	78	81		4.00%, 02/01/2044	17	18
3.50%, 02/01/2029	69	71		4.00%, 03/01/2044	104	109
3.50%, 06/01/2029	426	441		4.00%, 04/01/2044	462	483
3.50%, 09/01/2029	18	19		4.00%, 05/01/2044	191	199
3.50%, 02/01/2030	342	355		4.00%, 06/01/2044	331	346
3.50%, 09/01/2030	67	69		4.00%, 07/01/2044	738	771
3.50%, 12/01/2031	381	395		4.00%, 07/01/2044	59	61
3.50%, 04/01/2032	75	78		4.00%, 07/01/2044	240	251
3.50%, 05/01/2034	148	154		4.00%, 07/01/2044	581	607
3.50%, 05/01/2034	412	428		4.00%, 08/01/2044	13	13
3.50%, 11/01/2034	174	180		4.00%, 09/01/2044	206	215
3.50%, 01/01/2035	348	361		4.00%, 11/01/2044	31	32
3.50%, 06/01/2035	289	299		4.00%, 11/01/2044	562	587
3.50%, 06/01/2037	312	323		4.00%, 12/01/2044	2,469	2,580
3.50%, 11/01/2041	46	47		4.00%, 12/01/2044	449	470
3.50%, 01/01/2042(e)	1,650	1,689		4.00%, 01/01/2045	619	647
3.50%, 01/01/2042	42	43		4.00%, 02/01/2045	25	26
3.50%, 04/01/2042	53	55		4.00%, 04/01/2045	98	103
3.50%, 06/01/2042	241	248		4.00%, 05/01/2045	334	349
3.50%, 06/01/2042	14	15		4.00%, 07/01/2045	468	489
3.50%, 06/01/2042	48	49		4.00%, 07/01/2045	249	260
3.50%, 07/01/2042	2,443	2,517		4.00%, 08/01/2045	875	914
3.50%, 08/01/2042	41	42		4.00%, 09/01/2045	2,203	2,302
3.50%, 10/01/2042	1,241	1,278		4.00%, 10/01/2045	1,259	1,315
3.50%, 08/01/2043	455	469		4.00%, 10/01/2045	156	163
3.50%, 01/01/2044	594	612		4.00%, 11/01/2045	122	128
3.50%, 08/01/2044	27	28		4.00%, 11/01/2045	743	776
3.50%, 01/01/2045	811	832		4.00%, 12/01/2045	158	165
3.50%, 02/01/2045	244	250		4.00%, 02/01/2046	248	259
3.50%, 02/01/2045	330	339		4.00%, 05/01/2046	291	305
3.50%, 03/01/2045	1,136	1,165		4.00%, 06/01/2046	71	75
3.50%, 03/01/2045	559	573		4.50%, 09/01/2018	18	18
3.50%, 06/01/2045	605	621		4.50%, 01/01/2019	64	65
3.50%, 07/01/2045	595	610		4.50%, 05/01/2019	62	62
3.50%, 08/01/2045	394	404		4.50%, 12/01/2019	61	62
3.50%, 09/01/2045	572	586		4.50%, 01/01/2024	11	11
3.50%, 10/01/2045	72	74		4.50%, 08/01/2025	29	30
3.50%, 12/01/2045	1,526	1,565		4.50%, 10/01/2030	166	178
3.50%, 01/01/2046	1,374	1,409		4.50%, 05/01/2031	19	20
3.50%, 03/01/2046	2,979	3,056		4.50%, 02/01/2039	21	22
3.50%, 03/01/2046	937	961		4.50%, 04/01/2039	25	27
3.50%, 03/01/2046	351	360		4.50%, 09/01/2039	32	34
				4.50%, 10/01/2039	482	514

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
4.50%, 10/01/2039	$30	$32	5.00%, 02/01/2041	$114	$124
4.50%, 11/01/2039	36	38	5.00%, 03/01/2041	481	521
4.50%, 02/01/2040	38	41	5.00%, 04/01/2041	63	68
4.50%, 02/01/2040	10	10	5.00%, 09/01/2041	24	26
4.50%, 02/01/2040	27	28	5.00%, 12/01/2041	217	236
4.50%, 05/01/2040	18	19	5.00%, 02/01/2042	858	930
4.50%, 05/01/2040	7	7	5.00%, 10/01/2043	74	80
4.50%, 07/01/2040	26	28	5.00%, 04/01/2044	233	254
4.50%, 08/01/2040	34	36	5.50%, 06/01/2034	121	135
4.50%, 08/01/2040	22	23	5.50%, 07/01/2036	34	38
4.50%, 08/01/2040	22	24	5.50%, 01/01/2037	73	80
4.50%, 09/01/2040	28	30	5.50%, 09/01/2037	15	17
4.50%, 01/01/2041	11	12	5.50%, 11/01/2037	17	19
4.50%, 02/01/2041	367	392	5.50%, 04/01/2038	10	11
4.50%, 03/01/2041	476	508	5.50%, 07/01/2038	9	10
4.50%, 05/01/2041	25	27	5.50%, 07/01/2038	203	225
4.50%, 06/01/2041	693	740	5.50%, 07/01/2038	169	188
4.50%, 06/01/2041	15	16	5.50%, 07/01/2038	171	188
4.50%, 08/01/2041	44	47	5.50%, 09/01/2038	17	18
4.50%, 08/01/2041	8	8	5.50%, 12/01/2038	1	1
4.50%, 12/01/2041(e)	425	452	5.50%, 12/01/2038	311	343
4.50%, 03/01/2042	22	23	5.50%, 10/01/2039	417	462
4.50%, 09/01/2043	200	213	5.50%, 11/01/2039	71	78
4.50%, 10/01/2043	12	12	5.50%, 01/01/2040	15	17
4.50%, 11/01/2043	224	238	5.50%, 03/01/2040	10	11
4.50%, 11/01/2043	434	463	5.50%, 06/01/2040	24	26
4.50%, 12/01/2043	420	448	5.50%, 06/01/2041	231	256
4.50%, 02/01/2044	191	203	6.00%, 04/01/2023	2	2
4.50%, 03/01/2044	696	740	6.00%, 12/01/2037	18	20
4.50%, 04/01/2044	311	331	6.00%, 04/01/2038	518	582
4.50%, 06/01/2044	43	46	6.00%, 05/01/2038	49	56
4.50%, 08/01/2044	93	99	6.00%, 07/01/2038	30	34
4.50%, 09/01/2044	34	36	6.00%, 10/01/2038	2	2
4.50%, 09/01/2044	87	93	6.00%, 11/01/2038	183	207
4.50%, 09/01/2044	458	487	6.00%, 01/01/2039	68	76
4.50%, 10/01/2044	218	232	6.50%, 09/01/2039	35	39
4.50%, 11/01/2044	519	552			$146,093
4.50%, 01/01/2045	77	82	Federal National Mortgage Association (FNMA) - 12.18%
4.50%, 09/01/2045	752	800	2.00%, 11/01/2028	64	63
4.50%, 05/01/2046	175	186	2.00%, 09/01/2029	561	552
4.50%, 02/01/2047	169	180	2.00%, 01/01/2030	82	80
4.50%, 03/01/2047	306	326	2.00%, 01/01/2030	35	35
5.00%, 04/01/2021	14	14	2.00%, 05/01/2030	232	226
5.00%, 09/01/2025	58	62	2.00%, 12/01/2031	366	356
5.00%, 01/01/2026	12	13	2.00%, 12/01/2031	104	102
5.00%, 03/01/2026	7	7	2.00%, 02/01/2032	536	523
5.00%, 07/01/2026	2	2	2.00%, 07/01/2032	49	48
5.00%, 02/01/2027	29	31	2.50%, 01/01/2028	219	220
5.00%, 02/01/2028	403	435	2.50%, 07/01/2028	210	211
5.00%, 03/01/2028	72	78	2.50%, 07/01/2028	556	559
5.00%, 03/01/2030	5	5	2.50%, 08/01/2028	21	21
5.00%, 08/01/2030	41	44	2.50%, 11/01/2028	711	714
5.00%, 09/01/2033	189	205	2.50%, 09/01/2029	440	441
5.00%, 09/01/2033	10	11	2.50%, 11/01/2029	55	56
5.00%, 08/01/2035	11	12	2.50%, 12/01/2029	660	661
5.00%, 10/01/2035	1	1	2.50%, 02/01/2030	131	132
5.00%, 11/01/2035	132	144	2.50%, 03/01/2030	473	474
5.00%, 08/01/2036	20	22	2.50%, 03/01/2030	39	39
5.00%, 10/01/2036	138	149	2.50%, 05/01/2030	498	499
5.00%, 11/01/2036	15	16	2.50%, 07/01/2030	162	162
5.00%, 12/01/2036	370	402	2.50%, 08/01/2030	515	516
5.00%, 06/01/2037	11	12	2.50%, 08/01/2030	625	626
5.00%, 12/01/2038	76	83	2.50%, 12/01/2030	668	667
5.00%, 01/01/2039	19	20	2.50%, 01/01/2031	38	38
5.00%, 01/01/2039	18	19	2.50%, 03/01/2031	633	632
5.00%, 08/01/2039	764	833	2.50%, 03/01/2031	788	787
5.00%, 09/01/2039	17	19	2.50%, 03/01/2031	138	138
5.00%, 11/01/2039	486	529	2.50%, 05/01/2031	301	300
5.00%, 01/01/2040	38	42	2.50%, 05/01/2031	178	178
5.00%, 07/01/2040	92	100	2.50%, 07/01/2031	667	666
5.00%, 08/01/2040	35	38	2.50%, 11/01/2031	451	450
5.00%, 09/01/2040	10	11	2.50%, 11/01/2031	930	929
			2.50%, 12/01/2031	183	182

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
2.50%, 12/01/2031	$441	$440		3.00%, 04/01/2042	$208	$208
2.50%, 12/01/2031	156	156		3.00%, 11/01/2042	782	785
2.50%, 01/01/2032	455	455		3.00%, 11/01/2042	932	936
2.50%, 01/01/2032	275	274		3.00%, 12/01/2042	1,944	1,950
2.50%, 03/01/2032	282	282		3.00%, 04/01/2043	798	801
2.50%, 12/01/2032(e)	3,200	3,193		3.00%, 04/01/2043	22	22
2.50%, 07/01/2033	25	24		3.00%, 04/01/2043	796	798
2.50%, 10/01/2036	273	268		3.00%, 04/01/2043	213	214
2.50%, 10/01/2036	92	90		3.00%, 04/01/2043	981	984
2.50%, 12/01/2036	235	230		3.00%, 05/01/2043	1,204	1,207
2.50%, 12/01/2042	72	69		3.00%, 05/01/2043	1,489	1,493
2.50%, 01/01/2043	160	155		3.00%, 05/01/2043	60	60
2.50%, 02/01/2043	55	53		3.00%, 05/01/2043	202	203
2.50%, 05/01/2043	231	223		3.00%, 05/01/2043	1,316	1,320
2.50%, 07/01/2043	187	180		3.00%, 05/01/2043	822	825
2.50%, 10/01/2043	172	166		3.00%, 06/01/2043	689	691
2.50%, 05/01/2046	85	81		3.00%, 06/01/2043	231	231
2.50%, 12/01/2046	289	278		3.00%, 06/01/2043	966	968
2.50%, 01/01/2047	74	71		3.00%, 07/01/2043	844	846
3.00%, 12/01/2020	5	5		3.00%, 07/01/2043	103	103
3.00%, 09/01/2022	129	131		3.00%, 07/01/2043	1,179	1,182
3.00%, 11/01/2025	96	98		3.00%, 07/01/2043	196	197
3.00%, 01/01/2026	108	111		3.00%, 07/01/2043	989	992
3.00%, 11/01/2026	77	79		3.00%, 08/01/2043	71	71
3.00%, 12/01/2026(e)	2,850	2,903		3.00%, 08/01/2043	134	135
3.00%, 02/01/2027	59	61		3.00%, 10/01/2043	939	942
3.00%, 03/01/2027	124	127		3.00%, 10/01/2043	512	514
3.00%, 04/01/2027	208	213		3.00%, 11/01/2043	220	221
3.00%, 07/01/2027	66	68		3.00%, 11/01/2044	689	689
3.00%, 10/01/2027	171	175		3.00%, 01/01/2045	444	443
3.00%, 01/01/2029	162	166		3.00%, 01/01/2045	57	57
3.00%, 02/01/2029	135	138		3.00%, 01/01/2045	3,035	3,038
3.00%, 03/01/2029	13	13		3.00%, 01/01/2045	251	251
3.00%, 04/01/2029	556	567		3.00%, 01/01/2045	1,275	1,279
3.00%, 11/01/2029	73	75		3.00%, 04/01/2045	29	29
3.00%, 11/01/2029	116	118		3.00%, 04/01/2045	116	116
3.00%, 12/01/2029	351	359		3.00%, 08/01/2045	714	714
3.00%, 12/01/2029	149	152		3.00%, 12/01/2045	420	419
3.00%, 01/01/2030	844	862		3.00%, 12/01/2045	524	523
3.00%, 01/01/2030	155	158		3.00%, 01/01/2046	330	329
3.00%, 01/01/2030	733	749		3.00%, 01/01/2046(e)	300	299
3.00%, 06/01/2030	526	537		3.00%, 01/01/2046	777	776
3.00%, 07/01/2030	881	900		3.00%, 02/01/2046	41	41
3.00%, 09/01/2030	165	168		3.00%, 02/01/2046	23	23
3.00%, 10/01/2030	65	66		3.00%, 03/01/2046	344	344
3.00%, 10/01/2030	787	804		3.00%, 04/01/2046	1,827	1,824
3.00%, 11/01/2030	707	721		3.00%, 04/01/2046	115	115
3.00%, 11/01/2030	21	21		3.00%, 04/01/2046	958	956
3.00%, 12/01/2030	134	136		3.00%, 04/01/2046	20	20
3.00%, 12/01/2030	135	138		3.00%, 05/01/2046	381	380
3.00%, 12/01/2030	519	529		3.00%, 05/01/2046	351	350
3.00%, 02/01/2031	584	596		3.00%, 05/01/2046	780	779
3.00%, 03/01/2031	398	406		3.00%, 05/01/2046	272	272
3.00%, 04/01/2031	166	170		3.00%, 08/01/2046	302	301
3.00%, 09/01/2031	837	853		3.00%, 09/01/2046	1,199	1,197
3.00%, 01/01/2033	78	79		3.00%, 09/01/2046	1,195	1,193
3.00%, 04/01/2033	77	78		3.00%, 10/01/2046	1,222	1,220
3.00%, 09/01/2034	585	597		3.00%, 11/01/2046	1,134	1,132
3.00%, 11/01/2034	440	449		3.00%, 11/01/2046	1,334	1,332
3.00%, 12/01/2034	211	214		3.00%, 11/01/2046	1,092	1,091
3.00%, 02/01/2035	311	317		3.00%, 11/01/2046	679	678
3.00%, 02/01/2035	170	173		3.00%, 11/01/2046	2,135	2,131
3.00%, 05/01/2035	913	928		3.00%, 12/01/2046	1,131	1,129
3.00%, 06/01/2035	515	524		3.00%, 12/01/2046	491	490
3.00%, 11/01/2035	222	225		3.00%, 12/01/2046	1,141	1,139
3.00%, 02/01/2036	234	237		3.00%, 12/01/2046	111	111
3.00%, 07/01/2036	375	380		3.00%, 12/01/2046	439	438
3.00%, 12/01/2036	441	447		3.00%, 12/01/2046	484	483
3.00%, 12/01/2036	395	400		3.00%, 01/01/2047	1,238	1,235
3.00%, 12/01/2036	254	257		3.00%, 02/01/2047	694	693
3.00%, 02/01/2037	402	407		3.00%, 02/01/2047	460	459
3.00%, 02/01/2037	95	96		3.00%, 04/01/2047	488	487
				3.50%, 09/01/2018	1	1

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
3.50%, 01/01/2020	$45	$47		3.50%, 02/01/2045	$922	$946
3.50%, 05/01/2020	62	64		3.50%, 04/01/2045	563	577
3.50%, 05/01/2025	80	83		3.50%, 04/01/2045	672	693
3.50%, 10/01/2025	220	227		3.50%, 05/01/2045	53	55
3.50%, 11/01/2025	41	42		3.50%, 06/01/2045	22	22
3.50%, 12/01/2025	198	205		3.50%, 07/01/2045	860	882
3.50%, 01/01/2026	118	122		3.50%, 08/01/2045	558	572
3.50%, 01/01/2026	585	605		3.50%, 08/01/2045	536	550
3.50%, 01/01/2026	27	28		3.50%, 09/01/2045	438	450
3.50%, 05/01/2026	192	198		3.50%, 10/01/2045	280	287
3.50%, 08/01/2026	34	36		3.50%, 10/01/2045	308	316
3.50%, 09/01/2026	325	336		3.50%, 10/01/2045	187	192
3.50%, 10/01/2026	491	507		3.50%, 10/01/2045	33	34
3.50%, 10/01/2026	420	434		3.50%, 11/01/2045	702	720
3.50%, 12/01/2026(e)	400	413		3.50%, 11/01/2045	666	684
3.50%, 12/01/2026	329	340		3.50%, 11/01/2045	325	333
3.50%, 06/01/2027	351	363		3.50%, 11/01/2045	652	669
3.50%, 03/01/2029	156	162		3.50%, 12/01/2045	276	284
3.50%, 09/01/2029	303	314		3.50%, 12/01/2045	52	53
3.50%, 10/01/2029	538	556		3.50%, 12/01/2045	956	981
3.50%, 11/01/2029	11	11		3.50%, 12/01/2045	429	440
3.50%, 04/01/2030	31	32		3.50%, 12/01/2045	814	835
3.50%, 11/01/2030	165	171		3.50%, 12/01/2045	769	789
3.50%, 04/01/2032	38	39		3.50%, 12/01/2045	880	903
3.50%, 07/01/2032	31	32		3.50%, 01/01/2046	929	953
3.50%, 09/01/2032	35	36		3.50%, 01/01/2046	236	242
3.50%, 10/01/2033	19	20		3.50%, 01/01/2046	872	895
3.50%, 05/01/2034	116	120		3.50%, 01/01/2046	880	903
3.50%, 06/01/2034	81	84		3.50%, 02/01/2046	353	362
3.50%, 07/01/2034	529	550		3.50%, 03/01/2046	256	263
3.50%, 09/01/2034	395	411		3.50%, 03/01/2046	1,088	1,117
3.50%, 10/01/2034	129	134		3.50%, 03/01/2046	79	81
3.50%, 12/01/2035	731	759		3.50%, 03/01/2046	782	803
3.50%, 02/01/2036	154	160		3.50%, 03/01/2046	737	756
3.50%, 07/01/2036	231	239		3.50%, 03/01/2046	818	840
3.50%, 08/01/2036	250	259		3.50%, 04/01/2046	665	683
3.50%, 02/01/2037	116	120		3.50%, 04/01/2046	1,052	1,080
3.50%, 03/01/2041	58	60		3.50%, 04/01/2046	503	516
3.50%, 06/01/2041	61	63		3.50%, 05/01/2046	413	424
3.50%, 10/01/2041	42	43		3.50%, 05/01/2046	182	186
3.50%, 12/01/2041	57	58		3.50%, 06/01/2046	223	229
3.50%, 12/01/2041(e)	16,650	17,072		3.50%, 07/01/2046	98	101
3.50%, 02/01/2042	558	575		3.50%, 07/01/2046	924	949
3.50%, 03/01/2042	131	135		3.50%, 12/01/2046	750	770
3.50%, 04/01/2042	158	163		3.50%, 02/01/2047	1,227	1,259
3.50%, 05/01/2042	111	114		4.00%, 07/01/2019	57	59
3.50%, 05/01/2042	850	876		4.00%, 05/01/2020	52	53
3.50%, 06/01/2042	777	800		4.00%, 05/01/2020	49	50
3.50%, 07/01/2042	137	141		4.00%, 12/01/2020	29	30
3.50%, 08/01/2042	93	96		4.00%, 03/01/2022	149	154
3.50%, 09/01/2042	87	90		4.00%, 03/01/2022	103	106
3.50%, 10/01/2042	118	121		4.00%, 09/01/2025	28	29
3.50%, 10/01/2042	1,033	1,064		4.00%, 03/01/2026	40	41
3.50%, 01/01/2043(e)	1,775	1,818		4.00%, 09/01/2026	32	34
3.50%, 04/01/2043	990	1,018		4.00%, 04/01/2029	15	16
3.50%, 05/01/2043	662	681		4.00%, 12/01/2030	20	21
3.50%, 05/01/2043	1,081	1,111		4.00%, 11/01/2031	25	26
3.50%, 06/01/2043	185	191		4.00%, 11/01/2033	419	442
3.50%, 08/01/2043	804	827		4.00%, 10/01/2034	289	305
3.50%, 09/01/2043	1,946	2,001		4.00%, 02/01/2036	390	411
3.50%, 11/01/2043	317	325		4.00%, 01/01/2037	132	139
3.50%, 01/01/2044	252	259		4.00%, 03/01/2039	21	22
3.50%, 02/01/2044	24	24		4.00%, 08/01/2039	78	81
3.50%, 07/01/2044	1,155	1,188		4.00%, 09/01/2040	161	169
3.50%, 10/01/2044	495	508		4.00%, 10/01/2040	56	59
3.50%, 11/01/2044	542	556		4.00%, 12/01/2040	38	40
3.50%, 12/01/2044	753	773		4.00%, 12/01/2040	43	45
3.50%, 12/01/2044	695	713		4.00%, 01/01/2041	22	23
3.50%, 01/01/2045	811	832		4.00%, 01/01/2041	148	156
3.50%, 02/01/2045	152	156		4.00%, 02/01/2041	56	59
3.50%, 02/01/2045	598	613		4.00%, 02/01/2041	111	116
3.50%, 02/01/2045	115	118		4.00%, 02/01/2041	135	142
				4.00%, 03/01/2041	68	71

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.00%, 09/01/2041	$52	$54		4.50%, 01/01/2020	$69	$70
4.00%, 12/01/2041	89	93		4.50%, 02/01/2021	65	67
4.00%, 12/01/2041	174	183		4.50%, 08/01/2023	225	240
4.00%, 12/01/2041	276	290		4.50%, 05/01/2025	29	31
4.00%, 05/01/2042	51	54		4.50%, 06/01/2029	35	37
4.00%, 06/01/2042	206	216		4.50%, 07/01/2029	8	9
4.00%, 06/01/2042	421	441		4.50%, 08/01/2030	19	21
4.00%, 12/01/2042(e)	17,400	18,179		4.50%, 01/01/2034	56	60
4.00%, 12/01/2042	427	449		4.50%, 02/01/2039	33	35
4.00%, 06/01/2043	562	590		4.50%, 04/01/2039	221	235
4.00%, 09/01/2043	756	792		4.50%, 04/01/2039	24	25
4.00%, 11/01/2043	647	677		4.50%, 04/01/2039	57	62
4.00%, 11/01/2043	658	689		4.50%, 06/01/2039	25	26
4.00%, 12/01/2043	25	26		4.50%, 06/01/2039	3	4
4.00%, 05/01/2044	212	222		4.50%, 08/01/2039	39	42
4.00%, 08/01/2044	35	37		4.50%, 10/01/2039	24	26
4.00%, 08/01/2044	255	267		4.50%, 12/01/2039	58	63
4.00%, 08/01/2044	191	200		4.50%, 02/01/2040	58	62
4.00%, 08/01/2044	606	634		4.50%, 05/01/2040	40	43
4.00%, 09/01/2044	284	297		4.50%, 09/01/2040	388	415
4.00%, 09/01/2044	250	262		4.50%, 10/01/2040	53	57
4.00%, 09/01/2044	80	83		4.50%, 02/01/2041	53	56
4.00%, 10/01/2044	162	169		4.50%, 03/01/2041	57	61
4.00%, 10/01/2044	107	112		4.50%, 04/01/2041	91	98
4.00%, 10/01/2044	32	33		4.50%, 05/01/2041	462	494
4.00%, 10/01/2044	134	140		4.50%, 07/01/2041	39	42
4.00%, 11/01/2044	190	199		4.50%, 07/01/2041	6	7
4.00%, 11/01/2044	143	150		4.50%, 08/01/2041	492	528
4.00%, 11/01/2044	79	83		4.50%, 09/01/2041	50	53
4.00%, 11/01/2044	185	193		4.50%, 09/01/2041	556	596
4.00%, 11/01/2044	42	44		4.50%, 11/01/2041	42	45
4.00%, 11/01/2044	334	350		4.50%, 11/01/2041	39	42
4.00%, 12/01/2044	589	616		4.50%, 12/01/2041(e)	500	532
4.00%, 12/01/2044	398	416		4.50%, 01/01/2042	12	13
4.00%, 12/01/2044	346	362		4.50%, 07/01/2042	12	13
4.00%, 12/01/2044	106	111		4.50%, 09/01/2043	387	413
4.00%, 01/01/2045	235	246		4.50%, 09/01/2043	373	399
4.00%, 01/01/2045	610	637		4.50%, 10/01/2043	25	27
4.00%, 01/01/2045	24	25		4.50%, 10/01/2043	32	34
4.00%, 01/01/2045	582	609		4.50%, 11/01/2043	438	466
4.00%, 02/01/2045	278	290		4.50%, 11/01/2043	471	501
4.00%, 02/01/2045	270	282		4.50%, 11/01/2043	237	252
4.00%, 02/01/2045	575	601		4.50%, 11/01/2043	15	16
4.00%, 03/01/2045	169	177		4.50%, 12/01/2043	13	14
4.00%, 04/01/2045	367	384		4.50%, 01/01/2044	418	445
4.00%, 06/01/2045	77	80		4.50%, 01/01/2044	436	465
4.00%, 08/01/2045	48	51		4.50%, 02/01/2044	19	20
4.00%, 08/01/2045	69	72		4.50%, 02/01/2044	106	112
4.00%, 08/01/2045	243	254		4.50%, 03/01/2044	319	341
4.00%, 09/01/2045	202	211		4.50%, 03/01/2044	56	60
4.00%, 09/01/2045	779	814		4.50%, 04/01/2044	667	710
4.00%, 11/01/2045	18	19		4.50%, 04/01/2044	522	556
4.00%, 11/01/2045	901	941		4.50%, 05/01/2044	141	150
4.00%, 11/01/2045	167	175		4.50%, 05/01/2044	493	526
4.00%, 12/01/2045	204	213		4.50%, 05/01/2044	419	447
4.00%, 12/01/2045	27	28		4.50%, 06/01/2044	582	620
4.00%, 12/01/2045	611	638		4.50%, 06/01/2044	18	19
4.00%, 12/01/2045	87	91		4.50%, 06/01/2044	108	116
4.00%, 12/01/2045	325	340		4.50%, 07/01/2044	119	127
4.00%, 12/01/2045	25	26		4.50%, 08/01/2044	20	21
4.00%, 01/01/2046	131	137		4.50%, 08/01/2044	125	133
4.00%, 02/01/2046	137	143		4.50%, 09/01/2044	391	416
4.00%, 02/01/2046	646	675		4.50%, 10/01/2044	519	553
4.00%, 03/01/2046	1,392	1,455		4.50%, 11/01/2044	74	79
4.00%, 03/01/2046	32	33		4.50%, 11/01/2044	457	488
4.00%, 04/01/2046	688	719		4.50%, 11/01/2044	145	155
4.00%, 07/01/2046	302	315		4.50%, 11/01/2044	93	99
4.00%, 01/01/2047(e)	1,100	1,148		4.50%, 11/01/2044	11	11
4.00%, 03/01/2047	965	1,009		4.50%, 04/01/2045	137	146
4.50%, 02/01/2018	1	1		4.50%, 03/01/2046	116	124
4.50%, 05/01/2018	12	12		4.50%, 04/01/2046	165	176
4.50%, 11/01/2018	43	44		4.50%, 05/01/2046	339	361
				4.50%, 08/01/2046	23	24

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Federal National Mortgage Association (FNMA) (continued)				Federal National Mortgage Association (FNMA) (continued)
4.50%, 11/01/2046	$511	$543		5.50%, 12/01/2038	$30	$34
4.50%, 01/01/2047	231	246		5.50%, 12/01/2038	26	29
4.50%, 01/01/2047	676	719		5.50%, 02/01/2039	87	97
5.00%, 12/01/2020	11	11		5.50%, 04/01/2039	251	279
5.00%, 05/01/2023	6	7		5.50%, 04/01/2039	30	34
5.00%, 10/01/2024	29	32		5.50%, 06/01/2039	2	2
5.00%, 09/01/2025	71	72		5.50%, 12/01/2039	25	28
5.00%, 12/01/2025	254	274		5.50%, 03/01/2040	407	448
5.00%, 06/01/2028	60	65		5.50%, 04/01/2040	166	185
5.00%, 03/01/2030	5	5		5.50%, 04/01/2040	333	368
5.00%, 05/01/2030	3	4		5.50%, 05/01/2040	274	303
5.00%, 03/01/2034	16	18		5.50%, 06/01/2040	188	209
5.00%, 04/01/2035	17	18		5.50%, 07/01/2041	197	218
5.00%, 06/01/2035	42	46		5.50%, 07/01/2041	379	419
5.00%, 07/01/2035	45	50		5.50%, 09/01/2041	120	133
5.00%, 08/01/2035	1	1		6.00%, 04/01/2026	50	56
5.00%, 02/01/2037	5	6		6.00%, 07/01/2035	80	91
5.00%, 04/01/2037	1	1		6.00%, 10/01/2036	234	263
5.00%, 07/01/2037	35	38		6.00%, 02/01/2037	133	149
5.00%, 04/01/2038	1	1		6.00%, 07/01/2037	2	2
5.00%, 01/01/2039	870	947		6.00%, 11/01/2037	6	6
5.00%, 02/01/2039	32	34		6.00%, 11/01/2037	1	1
5.00%, 07/01/2039	348	378		6.00%, 02/01/2038	1	1
5.00%, 12/01/2039	497	539		6.00%, 04/01/2038	81	92
5.00%, 12/01/2039	26	29		6.00%, 05/01/2038	3	4
5.00%, 01/01/2040	32	35		6.00%, 05/01/2038	5	6
5.00%, 05/01/2040	39	42		6.00%, 08/01/2038	92	103
5.00%, 06/01/2040	8	9		6.00%, 09/01/2038	1	1
5.00%, 06/01/2040	6	6		6.00%, 10/01/2039	99	112
5.00%, 06/01/2040	37	40		6.00%, 04/01/2040	66	75
5.00%, 02/01/2041	333	361		6.00%, 10/01/2040	91	103
5.00%, 02/01/2041	183	199		6.50%, 06/01/2024	2	2
5.00%, 04/01/2041	649	703		6.50%, 12/01/2031	1	1
5.00%, 04/01/2041	756	820		6.50%, 03/01/2032	3	3
5.00%, 05/01/2041	47	51		6.50%, 10/01/2039	46	52
5.00%, 08/01/2041	337	366				$230,712
5.00%, 05/01/2042	359	389		Government National Mortgage Association (GNMA) - 8.23%
5.00%, 07/01/2042	164	178		2.50%, 06/20/2027	237	238
5.00%, 09/01/2043	160	173		2.50%, 09/20/2027	25	25
5.00%, 03/01/2044	146	158		2.50%, 01/20/2028	92	92
5.00%, 03/01/2044	462	500		2.50%, 04/20/2028	52	52
5.00%, 03/01/2044	142	153		2.50%, 11/20/2030	144	144
5.00%, 05/01/2044	229	248		2.50%, 12/20/2030	206	207
5.00%, 06/01/2044	187	202		2.50%, 03/20/2031	345	346
5.00%, 02/01/2045	315	342		2.50%, 04/15/2043	274	268
5.00%, 06/01/2045	854	927		2.50%, 07/20/2043	225	222
5.50%, 01/01/2025	4	4		2.50%, 04/15/2045	75	73
5.50%, 12/01/2027	103	113		2.50%, 09/15/2046	45	44
5.50%, 06/01/2034	7	8		2.50%, 10/15/2046	99	96
5.50%, 04/01/2035	2	2		2.50%, 11/20/2046	94	92
5.50%, 09/01/2035	5	5		2.50%, 12/20/2046	901	879
5.50%, 10/01/2035	9	10		2.50%, 01/20/2047	236	231
5.50%, 04/01/2036	3	3		3.00%, 01/20/2027	22	22
5.50%, 04/01/2036	33	36		3.00%, 02/15/2027	160	164
5.50%, 09/01/2036	47	52		3.00%, 04/15/2027	22	23
5.50%, 12/01/2036	43	47		3.00%, 09/20/2027	45	46
5.50%, 02/01/2037	3	3		3.00%, 11/20/2028	295	302
5.50%, 05/01/2037	30	33		3.00%, 05/20/2029	67	69
5.50%, 06/01/2037	2	2		3.00%, 08/20/2029	183	188
5.50%, 07/01/2037	4	4		3.00%, 09/20/2029	207	213
5.50%, 08/01/2037	3	3		3.00%, 07/20/2030	161	165
5.50%, 03/01/2038	188	208		3.00%, 01/20/2031	175	180
5.50%, 03/01/2038	312	344		3.00%, 07/20/2032	219	224
5.50%, 05/01/2038	217	240		3.00%, 01/01/2041	500	503
5.50%, 06/01/2038	304	338		3.00%, 04/15/2042	351	354
5.50%, 06/01/2038	3	3		3.00%, 09/20/2042	132	134
5.50%, 06/01/2038	5	6		3.00%, 11/20/2042	985	997
5.50%, 08/01/2038	1	1		3.00%, 12/20/2042	722	731
5.50%, 09/01/2038	21	23		3.00%, 01/20/2043	711	720
5.50%, 09/01/2038	470	524		3.00%, 03/20/2043	786	795
5.50%, 10/01/2038	6	7		3.00%, 03/20/2043	151	152
5.50%, 11/01/2038	253	281		3.00%, 03/20/2043	910	922
				3.00%, 04/15/2043	555	563

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)				Government National Mortgage Association (GNMA) (continued)
3.00%, 04/20/2043	$1,150	$1,165		3.50%, 02/20/2045	$772	$799
3.00%, 05/15/2043	59	59		3.50%, 03/15/2045	76	78
3.00%, 05/15/2043	86	87		3.50%, 03/15/2045	231	240
3.00%, 05/15/2043	109	111		3.50%, 03/20/2045	1,019	1,055
3.00%, 06/15/2043	15	15		3.50%, 04/15/2045	159	164
3.00%, 06/15/2043	120	122		3.50%, 04/15/2045	108	112
3.00%, 06/20/2043	1,034	1,047		3.50%, 04/20/2045	735	762
3.00%, 08/20/2043	1,115	1,130		3.50%, 04/20/2045	638	661
3.00%, 07/15/2044	185	187		3.50%, 05/20/2045	1,034	1,071
3.00%, 12/15/2044	174	175		3.50%, 06/20/2045	152	157
3.00%, 12/20/2044	1,386	1,402		3.50%, 07/20/2045	841	871
3.00%, 01/15/2045	364	367		3.50%, 08/20/2045	882	913
3.00%, 01/15/2045	151	153		3.50%, 09/20/2045	847	877
3.00%, 01/20/2045	130	131		3.50%, 11/20/2045	439	455
3.00%, 02/20/2045	142	143		3.50%, 12/20/2045	963	998
3.00%, 04/20/2045	267	269		3.50%, 01/20/2046	522	541
3.00%, 05/20/2045	935	943		3.50%, 02/20/2046	839	869
3.00%, 06/20/2045	377	380		3.50%, 03/20/2046	837	866
3.00%, 07/15/2045	101	102		3.50%, 04/20/2046	980	1,015
3.00%, 07/20/2045	592	598		3.50%, 05/20/2046	1,097	1,136
3.00%, 08/20/2045	1,145	1,155		3.50%, 06/20/2046	1,135	1,175
3.00%, 09/20/2045	496	500		3.50%, 07/20/2046	1,071	1,109
3.00%, 10/20/2045	1,084	1,093		3.50%, 08/15/2046	234	243
3.00%, 12/20/2045	603	608		3.50%, 08/20/2046	1,094	1,132
3.00%, 01/20/2046	271	273		3.50%, 09/20/2046	1,064	1,101
3.00%, 03/20/2046	1,161	1,171		3.50%, 10/20/2046	1,081	1,119
3.00%, 04/20/2046	1,118	1,127		3.50%, 11/20/2046	966	999
3.00%, 05/20/2046	836	844		3.50%, 12/20/2046	808	837
3.00%, 07/20/2046	1,135	1,144		3.50%, 01/01/2047	1,800	1,859
3.00%, 08/20/2046	1,135	1,145		3.50%, 02/20/2047	918	950
3.00%, 09/20/2046	1,271	1,282		3.50%, 03/20/2047	1,116	1,155
3.00%, 10/20/2046	468	472		3.50%, 05/20/2047	968	1,002
3.00%, 11/20/2046	393	397		3.50%, 06/20/2047	1,274	1,319
3.00%, 11/20/2046	1,178	1,191		3.50%, 07/20/2047	987	1,022
3.00%, 12/15/2046	294	297		3.50%, 08/20/2047	496	513
3.00%, 12/20/2046	1,216	1,226		3.50%, 12/01/2047	12,700	13,133
3.00%, 01/20/2047	1,225	1,235		4.00%, 05/15/2026	25	26
3.00%, 12/01/2047	13,600	13,706		4.00%, 07/20/2026	53	56
3.50%, 12/20/2026	200	208		4.00%, 09/15/2040	26	27
3.50%, 03/20/2027	14	14		4.00%, 09/15/2040	8	8
3.50%, 02/15/2042	66	68		4.00%, 01/15/2041	32	33
3.50%, 02/20/2042	144	150		4.00%, 01/15/2041	29	31
3.50%, 05/15/2042	106	110		4.00%, 01/20/2041	86	91
3.50%, 05/20/2042	287	299		4.00%, 07/15/2041	49	51
3.50%, 06/20/2042	294	306		4.00%, 07/20/2041	19	20
3.50%, 07/15/2042	46	48		4.00%, 09/15/2041	7	7
3.50%, 07/20/2042	1,154	1,200		4.00%, 09/20/2041	19	20
3.50%, 08/15/2042	14	14		4.00%, 10/15/2041	19	20
3.50%, 08/20/2042	70	72		4.00%, 11/20/2041	38	40
3.50%, 09/20/2042	859	893		4.00%, 12/20/2041	26	27
3.50%, 10/20/2042	616	640		4.00%, 01/20/2042	23	24
3.50%, 11/20/2042	534	555		4.00%, 02/20/2042	29	30
3.50%, 12/20/2042	540	561		4.00%, 06/20/2043	11	11
3.50%, 01/20/2043	875	909		4.00%, 11/20/2043	960	1,010
3.50%, 02/20/2043	1,387	1,442		4.00%, 02/20/2044	385	405
3.50%, 03/20/2043	968	1,007		4.00%, 03/15/2044	311	326
3.50%, 04/15/2043	429	445		4.00%, 03/15/2044	42	44
3.50%, 04/20/2043	658	684		4.00%, 03/20/2044	46	49
3.50%, 05/20/2043	423	440		4.00%, 04/20/2044	105	110
3.50%, 07/20/2043	550	572		4.00%, 05/15/2044	299	313
3.50%, 08/20/2043	1,451	1,508		4.00%, 05/15/2044	239	250
3.50%, 09/20/2043	1,006	1,045		4.00%, 05/20/2044	222	234
3.50%, 10/20/2043	473	492		4.00%, 07/15/2044	131	137
3.50%, 02/20/2044	638	663		4.00%, 07/20/2044	64	68
3.50%, 04/20/2044	551	572		4.00%, 08/20/2044	477	502
3.50%, 09/20/2044	477	494		4.00%, 09/15/2044	535	561
3.50%, 10/20/2044	559	579		4.00%, 09/20/2044	417	438
3.50%, 11/20/2044	550	570		4.00%, 10/20/2044	1,566	1,647
3.50%, 12/15/2044	701	726		4.00%, 11/15/2044	192	201
3.50%, 12/20/2044	579	600		4.00%, 11/20/2044	315	331
3.50%, 01/20/2045	566	586		4.00%, 12/20/2044	559	588
3.50%, 02/15/2045	179	186		4.00%, 01/20/2045	239	251
				4.00%, 02/15/2045	9	10

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Government National Mortgage Association (GNMA) (continued)			Government National Mortgage Association (GNMA) (continued)
4.00%, 03/15/2045	$79	$82	4.50%, 08/15/2046	$179	$189
4.00%, 03/20/2045	349	367	4.50%, 09/15/2046	72	76
4.00%, 05/15/2045	165	173	4.50%, 10/15/2046	366	386
4.00%, 08/15/2045	135	141	4.50%, 12/20/2046	660	697
4.00%, 08/20/2045	530	556	4.50%, 12/01/2047	700	737
4.00%, 09/15/2045	166	174	5.00%, 05/15/2033	268	291
4.00%, 09/20/2045	627	658	5.00%, 08/15/2033	56	61
4.00%, 10/20/2045	773	812	5.00%, 12/15/2036	3	3
4.00%, 11/15/2045	119	124	5.00%, 04/20/2038	26	28
4.00%, 11/20/2045	1,035	1,087	5.00%, 05/15/2038	152	165
4.00%, 12/15/2045	234	245	5.00%, 07/20/2038	238	260
4.00%, 01/20/2046	1,214	1,276	5.00%, 10/15/2038	356	386
4.00%, 02/20/2046	195	205	5.00%, 02/15/2039	448	488
4.00%, 04/20/2046	733	770	5.00%, 03/15/2039	1	2
4.00%, 05/15/2046	64	67	5.00%, 04/20/2039	159	173
4.00%, 10/20/2046	217	227	5.00%, 06/20/2039	33	36
4.00%, 01/01/2047	600	626	5.00%, 09/15/2039	76	83
4.00%, 01/20/2047	62	65	5.00%, 09/15/2039	225	245
4.00%, 02/20/2047	1,116	1,167	5.00%, 02/15/2040	5	6
4.00%, 03/20/2047	846	885	5.00%, 05/20/2040	27	29
4.00%, 05/20/2047	300	314	5.00%, 06/20/2040	34	38
4.00%, 12/01/2047	9,300	9,713	5.00%, 12/15/2040	213	232
4.50%, 06/15/2034	5	6	5.00%, 05/20/2041	43	47
4.50%, 06/20/2035	45	47	5.00%, 10/15/2041	167	181
4.50%, 03/15/2039	42	44	5.00%, 05/20/2044	561	604
4.50%, 03/15/2039	297	314	5.00%, 06/20/2044	364	394
4.50%, 03/20/2039	62	66	5.00%, 07/20/2044	128	137
4.50%, 06/15/2039	40	43	5.00%, 08/20/2044	56	61
4.50%, 06/15/2039	43	45	5.00%, 01/20/2045	333	357
4.50%, 08/15/2039	8	8	5.00%, 04/20/2045	667	716
4.50%, 11/15/2039	12	13	5.00%, 09/20/2045	82	88
4.50%, 12/15/2039	87	93	5.00%, 02/20/2046	442	474
4.50%, 03/15/2040	467	497	5.00%, 05/20/2046	41	44
4.50%, 06/15/2040	40	42	5.00%, 12/20/2046	325	350
4.50%, 07/15/2040	419	445	5.50%, 05/20/2032	1	1
4.50%, 07/15/2040	3	3	5.50%, 07/15/2034	17	19
4.50%, 08/15/2040	54	58	5.50%, 02/15/2035	40	45
4.50%, 02/20/2041	42	45	5.50%, 03/15/2038	170	187
4.50%, 02/20/2041	58	62	5.50%, 06/15/2038	89	98
4.50%, 03/20/2041	44	48	5.50%, 10/20/2038	33	36
4.50%, 05/15/2041	24	26	5.50%, 01/15/2039	18	20
4.50%, 06/15/2041	22	23	5.50%, 02/15/2039	161	178
4.50%, 06/20/2041	29	30	5.50%, 06/15/2040	325	359
4.50%, 07/20/2041	57	61	5.50%, 07/20/2040	22	25
4.50%, 08/15/2041	15	16	5.50%, 04/20/2044	27	30
4.50%, 08/20/2041	29	31	5.50%, 07/20/2044	247	272
4.50%, 09/20/2041	27	29	5.50%, 08/20/2044	110	123
4.50%, 12/01/2041(e)	400	422	5.50%, 09/20/2044	327	361
4.50%, 09/20/2043	18	19	6.00%, 07/20/2028	1	1
4.50%, 10/20/2043	253	269	6.00%, 07/15/2032	2	3
4.50%, 11/20/2043	364	388	6.00%, 12/15/2032	3	4
4.50%, 01/20/2044	441	469	6.00%, 11/20/2037	29	34
4.50%, 02/20/2044	335	357	6.00%, 01/15/2039	25	28
4.50%, 05/20/2044	844	899	6.50%, 05/15/2023	1	1
4.50%, 07/20/2044	220	234	6.50%, 05/20/2032	12	14
4.50%, 08/20/2044	71	76	7.00%, 03/15/2029	5	5
4.50%, 09/20/2044	371	394	7.00%, 07/15/2031	2	2
4.50%, 10/20/2044	234	249			$155,887
4.50%, 01/20/2045	178	190	U.S. Treasury - 36.90%
4.50%, 02/20/2045	107	113	0.75%, 02/15/2019	3,610	3,568
4.50%, 04/20/2045	286	304	0.75%, 07/15/2019	2,995	2,946
4.50%, 05/15/2045	237	251	0.75%, 08/15/2019	3,265	3,209
4.50%, 05/20/2045	209	222	0.88%, 04/15/2019	3,415	3,374
4.50%, 09/15/2045	129	137	0.88%, 05/15/2019	2,705	2,671
4.50%, 09/15/2045	261	277	0.88%, 06/15/2019	2,565	2,531
4.50%, 10/20/2045	81	86	0.88%, 07/31/2019	870	857
4.50%, 12/20/2045	532	566	0.88%, 09/15/2019	3,750	3,690
4.50%, 02/20/2046	682	725	1.00%, 03/15/2019	2,335	2,313
4.50%, 03/20/2046	197	208	1.00%, 06/30/2019	250	247
4.50%, 04/20/2046	226	240	1.00%, 08/31/2019	500	493
4.50%, 05/20/2046	57	60	1.00%, 09/30/2019	1,873	1,846
4.50%, 07/20/2046	97	102	1.00%, 10/15/2019	3,190	3,143
			1.00%, 11/15/2019	4,345	4,279

See accompanying notes.

Schedule of Investments
Bond Market Index Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)				U.S. Treasury (continued)
1.00%, 11/30/2019	$2,420	$2,383		1.63%, 06/30/2020	$2,560	$2,544
1.13%, 01/15/2019	3,200	3,179		1.63%, 07/31/2020	2,950	2,931
1.13%, 01/31/2019	2,600	2,582		1.63%, 10/15/2020	2,240	2,223
1.13%, 02/28/2019	1,750	1,737		1.63%, 11/30/2020	3,770	3,737
1.13%, 05/31/2019	1,150	1,139		1.63%, 08/15/2022	3,128	3,061
1.13%, 12/31/2019	1,620	1,598		1.63%, 08/31/2022	3,500	3,420
1.13%, 03/31/2020	1,345	1,323		1.63%, 11/15/2022	5,900	5,759
1.13%, 04/30/2020	4,505	4,428		1.63%, 04/30/2023	2,875	2,792
1.13%, 02/28/2021	3,000	2,921		1.63%, 05/31/2023	5,090	4,937
1.13%, 06/30/2021	2,800	2,714		1.63%, 10/31/2023	5,000	4,832
1.13%, 07/31/2021	2,570	2,489		1.63%, 02/15/2026	5,748	5,424
1.13%, 08/31/2021	1,975	1,910		1.63%, 05/15/2026	3,786	3,564
1.13%, 09/30/2021	1,785	1,725		1.75%, 09/30/2019	4,511	4,507
1.25%, 12/31/2018	2,590	2,577		1.75%, 10/31/2020	2,430	2,419
1.25%, 01/31/2019	2,819	2,804		1.75%, 11/15/2020	2,265	2,255
1.25%, 03/31/2019	2,590	2,573		1.75%, 12/31/2020	3,000	2,983
1.25%, 04/30/2019	2,000	1,986		1.75%, 11/30/2021	3,600	3,557
1.25%, 05/31/2019	2,575	2,556		1.75%, 02/28/2022	2,770	2,734
1.25%, 06/30/2019	2,575	2,554		1.75%, 03/31/2022	3,050	3,007
1.25%, 08/31/2019	2,495	2,472		1.75%, 04/30/2022	3,545	3,492
1.25%, 10/31/2019	1,750	1,732		1.75%, 05/15/2022	2,620	2,582
1.25%, 01/31/2020	3,960	3,912		1.75%, 05/31/2022	3,370	3,317
1.25%, 02/29/2020	1,005	992		1.75%, 06/30/2022	3,500	3,443
1.25%, 03/31/2021	2,220	2,168		1.75%, 09/30/2022	2,795	2,744
1.25%, 10/31/2021	2,830	2,745		1.75%, 01/31/2023	3,000	2,939
1.25%, 07/31/2023	3,795	3,600		1.75%, 05/15/2023	5,000	4,885
1.38%, 12/31/2018	615	613		1.88%, 06/30/2020	2,000	2,000
1.38%, 02/28/2019	3,876	3,859		1.88%, 11/30/2021	2,310	2,295
1.38%, 07/31/2019	2,560	2,544		1.88%, 01/31/2022	2,490	2,469
1.38%, 09/30/2019	2,455	2,437		1.88%, 02/28/2022	3,370	3,340
1.38%, 12/15/2019	2,390	2,370		1.88%, 03/31/2022	3,750	3,714
1.38%, 01/15/2020	2,414	2,392		1.88%, 04/30/2022	4,360	4,316
1.38%, 01/31/2020	2,540	2,517		1.88%, 05/31/2022	4,580	4,536
1.38%, 02/15/2020	3,655	3,619		1.88%, 07/31/2022	3,250	3,213
1.38%, 02/29/2020	2,900	2,871		1.88%, 08/31/2022	2,655	2,624
1.38%, 03/31/2020	4,250	4,204		1.88%, 09/30/2022	3,210	3,171
1.38%, 04/30/2020	4,005	3,959		1.88%, 10/31/2022	4,485	4,429
1.38%, 05/31/2020	1,966	1,943		2.00%, 07/31/2020	2,115	2,122
1.38%, 08/31/2020	4,160	4,103		2.00%, 09/30/2020	2,920	2,928
1.38%, 09/15/2020	2,265	2,234		2.00%, 02/28/2021	2,365	2,368
1.38%, 09/30/2020	3,000	2,957		2.00%, 05/31/2021	3,895	3,895
1.38%, 10/31/2020	4,010	3,949		2.00%, 08/31/2021	3,150	3,147
1.38%, 01/31/2021	2,500	2,455		2.00%, 10/31/2021	2,950	2,944
1.38%, 04/30/2021	2,420	2,371		2.00%, 11/15/2021	4,100	4,095
1.38%, 05/31/2021	1,820	1,781		2.00%, 12/31/2021	4,370	4,357
1.38%, 06/30/2023	5,315	5,082		2.00%, 07/31/2022	2,110	2,098
1.38%, 08/31/2023	2,670	2,548		2.00%, 10/31/2022	3,175	3,155
1.38%, 09/30/2023	2,000	1,907		2.00%, 11/30/2022	4,795	4,762
1.50%, 01/31/2019	4,190	4,179		2.00%, 02/15/2023	5,181	5,136
1.50%, 02/28/2019	1,000	997		2.00%, 04/30/2024	20	20
1.50%, 03/31/2019	1,300	1,296		2.00%, 02/15/2025	2,715	2,655
1.50%, 05/31/2019	3,070	3,058		2.00%, 08/15/2025	5,955	5,805
1.50%, 10/31/2019	3,395	3,376		2.00%, 11/15/2026	5,930	5,734
1.50%, 11/30/2019	2,110	2,098		2.13%, 08/31/2020	2,250	2,264
1.50%, 04/15/2020	2,000	1,984		2.13%, 01/31/2021	1,850	1,860
1.50%, 05/15/2020	2,380	2,359		2.13%, 06/30/2021	3,290	3,303
1.50%, 05/31/2020	3,560	3,528		2.13%, 08/15/2021	4,120	4,135
1.50%, 06/15/2020	2,380	2,358		2.13%, 09/30/2021	3,840	3,852
1.50%, 07/15/2020	2,360	2,337		2.13%, 12/31/2021	4,475	4,487
1.50%, 08/15/2020	2,305	2,282		2.13%, 12/31/2022	4,490	4,483
1.50%, 01/31/2022	3,800	3,712		2.13%, 11/30/2023	500	497
1.50%, 02/28/2023	5,580	5,393		2.13%, 03/31/2024	5,520	5,469
1.50%, 03/31/2023	6,085	5,876		2.13%, 11/30/2024	2,645	2,612
1.50%, 08/15/2026	4,515	4,197		2.13%, 05/15/2025	5,880	5,793
1.63%, 03/31/2019	2,136	2,132		2.25%, 03/31/2021	1,510	1,523
1.63%, 04/30/2019	1,300	1,298		2.25%, 04/30/2021	2,570	2,592
1.63%, 06/30/2019	2,000	1,995		2.25%, 12/31/2023	1,620	1,619
1.63%, 07/31/2019	3,500	3,491		2.25%, 01/31/2024	4,775	4,771
1.63%, 08/31/2019	2,405	2,398		2.25%, 11/15/2024	5,585	5,561
1.63%, 11/30/2019	2,455	2,453		2.25%, 11/15/2025	4,150	4,114
1.63%, 12/31/2019	4,400	4,383		2.25%, 02/15/2027	8,620	8,498
1.63%, 03/15/2020	2,390	2,378		2.25%, 08/15/2027	7,785	7,662
				2.25%, 11/15/2027	2,175	2,143

See accompanying notes.

     Schedule of Investments Bond Market Index Fund November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
U.S. Treasury (continued)			U.S. Treasury (continued)
2.25%, 08/15/2046	$3,050	$2,698	8.75%, 08/15/2020	$1,500	$1,774
2.38%, 12/31/2020	3,250	3,293			$699,047
2.38%, 08/15/2024	6,085	6,110	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
2.38%, 05/15/2027	7,915	7,881	OBLIGATIONS		$1,231,739
2.50%, 08/15/2023	4,280	4,345	Total Investments		$2,011,239
2.50%, 05/15/2024	4,000	4,050	Other Assets and Liabilities - (6.16)%		$(116,783)
2.50%, 02/15/2045	3,825	3,583	TOTAL NET ASSETS - 100.00%		$1,894,456
2.50%, 02/15/2046	3,850	3,598
2.50%, 05/15/2046	4,365	4,077
2.63%, 08/15/2020	4,400	4,485	(a)	Security exempt from registration under Rule 144A of the Securities Act of
2.63%, 11/15/2020	4,770	4,867	1933. These securities may be resold in transactions exempt from
2.75%, 02/15/2019	3,090	3,127	registration, normally to qualified institutional buyers. At the end of the
2.75%, 11/15/2023	5,680	5,843	period, the value of these securities totaled $9,933 or 0.52% of net assets.
2.75%, 02/15/2024	7,000	7,194	(b) Non-income producing security
2.75%, 08/15/2042	2,284	2,262	(c)	Certain variable rate securities are not based on a published reference
2.75%, 11/15/2042	3,640	3,603	rate and spread but are determined by the issuer or agent and are based
2.75%, 08/15/2047	3,310	3,254	on current market conditions. These securities do not indicate a reference
2.75%, 11/15/2047	1,415	1,390	rate and spread in their description.
2.88%, 05/15/2043	3,935	3,979	(d)	Credit support indicates investments that benefit from credit enhancement
2.88%, 08/15/2045	4,850	4,891	or liquidity support provided by a third party bank, institution, or
2.88%, 11/15/2046	3,580	3,608	government agency.
3.00%, 05/15/2042	370	384	(e)	Security was purchased in a "to-be-announced" ("TBA") transaction. See
3.00%, 11/15/2044	3,820	3,948	Notes to Financial Statements for additional information.
3.00%, 05/15/2045	5,480	5,661
3.00%, 11/15/2045	4,175	4,312
3.00%, 02/15/2047	3,335	3,445
3.00%, 05/15/2047	3,985	4,117	Portfolio Summary (unaudited)
3.13%, 05/15/2019	3,490	3,559	Sector		Percent
3.13%, 05/15/2021	3,000	3,114	Government		41.87%
3.13%, 11/15/2041	1,010	1,070	Mortgage Securities		29.97%
3.13%, 02/15/2042	2,400	2,541	Financial		8.69%
3.13%, 02/15/2043	680	719	Investment Companies		6.59%
3.13%, 08/15/2044	4,400	4,654	Consumer, Non-cyclical		4.27%
3.38%, 11/15/2019	2,855	2,942	Energy		2.91%
3.38%, 05/15/2044	4,365	4,822	Communications		2.72%
3.50%, 05/15/2020	3,135	3,258	Industrial		1.89%
3.50%, 02/15/2039	330	373	Technology		1.84%
3.63%, 08/15/2019	3,250	3,351	Utilities		1.78%
3.63%, 02/15/2020	5,668	5,889	Consumer, Cyclical		1.66%
3.63%, 02/15/2021	5,560	5,849	Basic Materials		0.69%
3.63%, 08/15/2043	1,830	2,104	Asset Backed Securities		0.52%
3.63%, 02/15/2044	4,070	4,685	Revenue Bonds		0.34%
3.75%, 08/15/2041	160	187	General Obligation Unlimited		0.26%
3.75%, 11/15/2043	3,680	4,320	Insured		0.13%
3.88%, 08/15/2040	1,180	1,403	General Obligation Limited		0.03%
4.25%, 11/15/2040	1,453	1,822	Investments Sold Short		(0.16)%
4.38%, 02/15/2038	900	1,140	Other Assets and Liabilities		(6.00)%
4.38%, 11/15/2039	1,920	2,442	TOTAL NET ASSETS		100.00%
4.38%, 05/15/2040	1,689	2,151
4.38%, 05/15/2041	1,103	1,410
4.50%, 02/15/2036	1,845	2,361
4.50%, 05/15/2038	560	721
4.50%, 08/15/2039	2,050	2,649
4.63%, 02/15/2040	990	1,302
4.75%, 02/15/2037	1,200	1,587
4.75%, 02/15/2041	2,589	3,475
5.00%, 05/15/2037	1,545	2,104
5.25%, 11/15/2028	1,000	1,269
5.25%, 02/15/2029	1,220	1,553
5.38%, 02/15/2031	2,900	3,843
5.50%, 08/15/2028	1,256	1,618
6.13%, 11/15/2027	1,270	1,686
6.25%, 08/15/2023	2,370	2,884
6.25%, 05/15/2030	1,740	2,442
6.38%, 08/15/2027	1,500	2,016
6.63%, 02/15/2027	1,220	1,649
7.25%, 08/15/2022	20	25
8.13%, 05/15/2021	1,150	1,386

See accompanying notes.

		Schedule of Investments
		Bond Market Index Fund
	November 30, 2017 (unaudited)

		Short Sales Outstanding

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (0.16)%	Amount (000's)	Value (000's)
Federal Home Loan Mortgage Corporation (FHLMC) -
0.00%
2.50%, 01/01/2046	$25	$24

Federal National Mortgage Association (FNMA) - (0.11)%
2.50%, 01/01/2046	75	72
3.00%, 12/01/2047	1,500	1,496
5.00%, 12/01/2041	500	541
		$2,109
Government National Mortgage Association (GNMA) -
(0.05)%
2.50%, 01/01/2044	100	97
2.50%, 12/01/2047	100	98
3.50%, 01/15/2042	100	103
5.00%, 12/01/2047	550	589
		$887
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY $		3,020
OBLIGATIONS (proceeds $3,024)
TOTAL SHORT SALES (proceeds $3,024)		$3,020

See accompanying notes.

     Schedule of Investments Capital Securities Fund November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 2.34%	Shares Held	Value (000's)		Principal
Money Market Funds - 2.34%			BONDS (continued)	Amount (000's) Value (000's)
Goldman Sachs Financial Square Funds -	11,604,753	$11,605	Banks (continued)
Government Fund			Barclays PLC (continued)
			8.25%, 12/31/2049(a)	$3,500	$3,689
TOTAL INVESTMENT COMPANIES		$11,605	USSW5 Index Spread + 6.71%
PREFERRED STOCKS - 5.43%	Shares Held	Value (000's)	BNP Paribas SA
Banks - 3.46%			7.20%, 06/29/2049(a),(b)	3,300	3,824
BB&T Corp 5.63% (a)	4,472	$113	3 Month LIBOR + 1.29%
CoBank ACB 6.13% (a)	6,000	616	7.63%, 12/31/2049(a),(b)	1,000	1,105
CoBank ACB 6.20% (a)	10,000	1,060	USSW5 Index Spread + 6.31%
3 Month LIBOR + 3.74%			7.63%, 12/31/2049(a)	1,900	2,100
CoBank ACB 6.25% (a),(b)	38,800	4,239	USSW5 Index Spread + 6.31%
3 Month LIBOR + 4.56%			BPCE SA
Fifth Third Bancorp 6.63% (a)	116,938	3,367	12.50%, 08/29/2049(a)	4,177	4,885
3 Month LIBOR + 3.71%			3 Month LIBOR + 12.98%
First Republic Bank/CA 5.13% (a)	45,549	1,151	Capital One Financial Corp
Huntington Bancshares Inc/OH 6.25% (a)	80,000	2,201	5.55%, 12/31/2049(a)	4,000	4,170
KeyCorp 6.13% (a)	40,000	1,151	3 Month LIBOR + 3.80%
3 Month LIBOR + 3.89%			Citigroup Inc
M&T Bank Corp 6.38% (a)	2,130	2,196	5.95%, 12/31/2049(a)	1,000	1,049
Valley National Bancorp 6.25% (a)	39,083	1,079	3 Month LIBOR + 4.10%
3 Month LIBOR + 3.85%			6.13%, 12/31/2049(a)	6,000	6,397
		$17,173	3 Month LIBOR + 4.48%
Insurance - 0.19%			6.25%, 12/31/2049(a)	3,100	3,468
XLIT Ltd 4.48% (a)	1,000	954	3 Month LIBOR + 4.52%
3 Month LIBOR + 3.12%			Citizens Financial Group Inc
			5.50%, 12/31/2049(a)	5,000	5,200
REITs - 0.06%			3 Month LIBOR + 3.96%
Vornado Realty Trust 5.70% (a)	12,332	315	CoBank ACB
			6.25%, 12/31/2049(a)	1,000	1,099
Sovereign - 0.06%			3 Month LIBOR + 4.66%
Farm Credit Bank of Texas 6.75% (a),(b)	2,500	274	Commerzbank AG
3 Month LIBOR + 4.01%			8.13%, 09/19/2023(b)	500	602
			Cooperatieve Rabobank UA
Telecommunications - 1.66%			4.38%, 08/04/2025	6,000	6,333
Centaur Funding Corp 9.08%, 04/21/2020 (b)	7,329	8,256	11.00%, 12/29/2049(a)	1,100	1,238
			3 Month LIBOR + 10.87%
TOTAL PREFERRED STOCKS		$26,972	11.00%, 12/29/2049(a),(b)	6,400	7,200
	Principal		3 Month LIBOR + 10.87%
BONDS - 91.20%	Amount (000's)	Value (000's)	Corestates Capital III
			1.99%, 02/15/2027(b)	15,571	14,637
Automobile Manufacturers - 0.41%
General Motors Financial Co Inc			3 Month LIBOR + 0.57%
5.75%, 12/31/2049(a)	$2,000	$2,055	Credit Agricole SA
			8.13%, 12/31/2049(a),(b)	2,232	2,680
3 Month LIBOR + 3.60%
			USSW5 Index Spread + 6.19%
			8.13%, 12/31/2049(a)	7,000	8,405
Banks - 54.26%
			USSW5 Index Spread + 6.19%
Australia & New Zealand Banking Group			8.38%, 12/31/2049(a),(b)	2,250	2,475
Ltd/United Kingdom
6.75%, 12/31/2049(a),(b)	1,900	2,164	3 Month LIBOR + 6.98%
USD ICE SWAP Rate NY 5 + 5.17%			Credit Suisse AG
Banco Bilbao Vizcaya Argentaria SA			6.50%, 08/08/2023	600	674
9.00%, 12/31/2049(a)	3,400	3,488	Credit Suisse Group AG
USSW5 Index Spread + 8.26%			6.25%, 12/31/2049(a),(b)	6,090	6,611

Bank of America Corp			USSW5 Index Spread + 3.46%
6.30%, 12/31/2049(a)	1,000	1,140	7.50%, 12/31/2049(a),(b)	6,250	7,164
3 Month LIBOR + 4.55%			USSW5 Index Spread + 4.60%
6.50%, 12/31/2049(a)	600	683	Danske Bank A/S
3 Month LIBOR + 4.17%			6.13%, 12/31/2049(a)	6,600	7,045

Bank of New York Mellon Corp/The			USSW7 Index Spread + 3.90%
4.62%, 12/31/2049(a)	14,000	14,350	Dresdner Funding Trust I
3 Month LIBOR + 3.13%			8.15%, 06/30/2031(b)	400	527

4.95%, 12/31/2049(a)	2,000	2,072	8.15%, 06/30/2031	1,100	1,450
3 Month LIBOR + 3.42%			Goldman Sachs Capital III
			4.00%, 09/29/2049(a)	169	149
Bank of Nova Scotia/The
4.65%, 12/31/2049(a)	1,400	1,396	3 Month LIBOR + 0.77%
3 Month LIBOR + 2.65%			HBOS Capital Funding LP
			6.85%, 03/29/2049(a)	2,300	2,349
Barclays Bank PLC
7.75%, 04/10/2023	1,400	1,427	HSBC Capital Funding Dollar 1 LP
			10.18%, 12/29/2049(a)	4,400	7,090
USSW5 Index Spread + 6.83%
10.18%, 06/12/2021	900	1,101	3 Month LIBOR + 4.98%
10.18%, 06/12/2021(b)	3,000	3,670	10.18%, 12/29/2049(a),(b)	700	1,128
Barclays PLC			3 Month LIBOR + 4.98%
6.63%, 12/31/2049(a)	636	654	HSBC Holdings PLC
			6.00%, 12/31/2049(a)	3,400	3,572
USSW5 Index Spread + 5.02%
			USD ICE SWAP Rate NY 5 + 3.75%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's)	Value (000's)
Banks (continued)			Banks (continued)
HSBC Holdings PLC (continued)			Societe Generale SA (continued)
6.87%, 12/31/2049(a)	$6,900	$ 7,469	8.25%, 12/31/2049(a)	$2,250	$2,364
USD ICE SWAP Rate NY 5 + 5.51%			USSW5 Index Spread + 6.39%
ING Groep NV			Standard Chartered PLC
6.50%, 12/31/2049(a)	500	544	6.50%, 12/31/2049(a)	1,500	1,538
USSW5 Index Spread + 4.45%			USSW5 Index Spread + 4.89%
JPMorgan Chase & Co			7.01%, 07/29/2049(a),(b)	2,800	3,283
5.30%, 12/31/2049(a)	5,000	5,181	3 Month LIBOR + 1.46%
3 Month LIBOR + 3.80%			7.50%, 12/31/2049(a),(b)	1,300	1,406
6.75%, 12/31/2049(a)	2,000	2,287	USSW5 Index Spread + 6.30%
3 Month LIBOR + 3.78%			7.75%, 12/31/2049(a),(b)	1,000	1,095
KeyCorp			USSW5 Index Spread + 5.72%
5.00%, 12/31/2049(a)	4,000	4,140	SunTrust Capital I
3 Month LIBOR + 3.61%			2.09%, 05/15/2027	4,500	4,142
KeyCorp Capital I			3 Month LIBOR + 0.67%
2.08%, 07/01/2028	2,000	1,860	SunTrust Capital III
3 Month LIBOR + 0.74%			1.97%, 03/15/2028	1,600	1,452
KeyCorp Capital III			3 Month LIBOR + 0.65%
7.75%, 07/15/2029	1,500	1,897	Svenska Handelsbanken AB
Lloyds Bank PLC			5.25%, 12/31/2049(a)	3,100	3,162
12.00%, 12/29/2049(a)	7,000	9,432	USSW5 Index Spread + 3.34%
3 Month LIBOR + 11.76%			Swedbank AB
12.00%, 12/29/2049(a),(b)	2,000	2,695	6.00%, 12/31/2049(a)	4,400	4,659
3 Month LIBOR + 11.76%			USSW5 Index Spread + 4.11%
Lloyds Banking Group PLC			UBS Group AG
6.41%, 01/29/2049(a),(b)	1,700	1,951	6.88%, 12/31/2049(a)	5,700	6,310
3 Month LIBOR + 1.50%			USSW5 Index Spread + 4.59%
7.50%, 12/31/2049(a)	4,300	4,870	US Bancorp
USSW5 Index Spread + 4.76%			5.12%, 12/31/2049(a)	2,000	2,097
M&T Bank Corp			3 Month LIBOR + 3.49%
5.12%, 12/31/2049(a)	4,000	4,250	Wells Fargo & Co
3 Month LIBOR + 3.52%			7.98%, 12/31/2049(a)	2,400	2,437
6.45%, 12/31/2049(a)	1,300	1,469	3 Month LIBOR + 3.77%
3 Month LIBOR + 3.61%			Westpac Banking Corp/New Zealand
Nordea Bank AB			5.00%, 12/31/2049(a)	600	600
5.50%, 12/31/2049(a),(b)	400	410	USD ICE SWAP Rate NY 5 + 2.89%
USD ICE SWAP Rate NY 5 + 3.56%					$269,516
5.50%, 12/31/2049(a)	1,600	1,640	Diversified Financial Services - 1.69%
USD ICE SWAP Rate NY 5 + 3.56%			Charles Schwab Corp/The
6.13%, 12/31/2049(a),(b)	4,300	4,633	7.00%, 02/28/2049(a)	5,813	6,615
USSW5 Index Spread + 3.39%			3 Month LIBOR + 4.82%
Northern Trust Corp			Depository Trust & Clearing Corp/The
4.60%, 12/31/2049(a)	5,815	5,989	4.88%, 12/31/2049(a),(b)	1,000	1,047
3 Month LIBOR + 3.20%			3 Month LIBOR + 3.17%
NTC Capital I			National Rural Utilities Cooperative Finance
1.88%, 01/15/2027	1,250	1,162	Corp
3 Month LIBOR + 0.52%			5.25%, 04/20/2046	700	745
NTC Capital II			3 Month LIBOR + 3.63%
1.95%, 04/15/2027	1,200	1,122			$8,407
3 Month LIBOR + 0.59%			Electric - 3.45%
PNC Capital Trust C			Dominion Energy Inc
1.89%, 06/01/2028	5,000	4,700	5.75%, 10/01/2054	6,775	7,317
3 Month LIBOR + 0.57%			3 Month LIBOR + 3.06%
PNC Financial Services Group Inc/The			Emera Inc
6.75%, 07/29/2049(a)	1,200	1,337	6.75%, 06/15/2076	4,200	4,725
3 Month LIBOR + 3.68%			3 Month LIBOR + 5.44%
RBS Capital Trust B			NextEra Energy Capital Holdings Inc
6.80%, 12/29/2049(a)	2,500	2,507	3.40%, 10/01/2066	4,500	4,275
Royal Bank of Scotland Group PLC			3 Month LIBOR + 2.07%
3.66%, 03/29/2049(a)	1,000	987	3.44%, 06/15/2067	580	547
3 Month LIBOR + 2.32%			3 Month LIBOR + 2.13%
7.50%, 12/31/2049(a)	4,896	5,189	4.80%, 12/01/2077	250	251
USSW5 Index Spread + 5.80%			3 Month LIBOR + 2.41%
8.00%, 12/31/2049(a)	1,000	1,138
					$17,115
USSW5 Index Spread + 5.72%			Hand & Machine Tools - 0.13%
Societe Generale SA			Stanley Black & Decker Inc
7.38%, 12/31/2049(a),(b)	5,000	5,419
			5.75%, 12/15/2053	600	618
USSW5 Index Spread + 6.24%			3 Month LIBOR + 4.30%
8.00%, 12/31/2049(a),(b)	200	233
USD ICE SWAP Rate NY 5 + 5.87%			Insurance - 25.32%
			ACE Capital Trust II
			9.70%, 04/01/2030	2,570	3,894

See accompanying notes.

     Schedule of Investments Capital Securities Fund November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Insurance (continued)
Aegon NV			Prudential PLC
2.39%, 07/29/2049(a)	$7,400	$6,430	7.75%, 12/31/2049(a)	$2,000	$2,044
USD ICE SWAP Rate NY10 + 0.10%			Reinsurance Group of America Inc
AG Insurance SA			3.98%, 12/15/2065	2,000	1,910
6.75%, 03/29/2049(a)	4,600	4,831	3 Month LIBOR + 2.67%
USSW6 Index Spread + 5.43%			Sumitomo Life Insurance Co
Allstate Corp/The			6.50%, 09/20/2073(b)	3,000	3,401
5.75%, 08/15/2053	9,900	10,791	3 Month LIBOR + 4.44%
3 Month LIBOR + 2.94%			Voya Financial Inc
American International Group Inc			5.65%, 05/15/2053	3,500	3,696
8.18%, 05/15/2068	6,700	9,179	3 Month LIBOR + 3.58%
3 Month LIBOR + 4.20%			XLIT Ltd
Aon Corp			3.82%, 12/31/2049(a)	1,400	1,250
8.21%, 01/01/2027	1,000	1,310	3 Month LIBOR + 2.46%
AXA SA					$125,737
6.38%, 12/29/2049(a),(b)	2,800	3,248	Miscellaneous Manufacturers - 0.77%
3 Month LIBOR + 2.26%			General Electric Co
8.60%, 12/15/2030	2,400	3,456	5.00%, 12/31/2049(a)	3,703	3,842
Catlin Insurance Co Ltd			3 Month LIBOR + 3.33%
4.33%, 07/29/2049(a),(b)	6,900	6,590
3 Month LIBOR + 2.98%			Pipelines - 3.79%
Everest Reinsurance Holdings Inc			Enterprise Products Operating LLC
3.80%, 05/01/2067	1,600	1,520	5.25%, 08/16/2077	12,000	12,006
3 Month LIBOR + 2.39%			3 Month LIBOR + 3.03%
Great-West Life & Annuity Insurance Capital			7.03%, 01/15/2068	3,200	3,216
LP			3 Month LIBOR + 2.68%
6.63%, 11/15/2034(b)	1,200	1,432	TransCanada PipeLines Ltd
Hartford Financial Services Group Inc/The			3.63%, 05/15/2067	200	186
3.54%, 02/12/2067(b)	3,900	3,705	3 Month LIBOR + 2.21%
3 Month LIBOR + 2.13%			Transcanada Trust
8.13%, 06/15/2068	500	514	5.63%, 05/20/2075	1,600	1,693
3 Month LIBOR + 4.60%			3 Month LIBOR + 3.53%
Legal & General Group PLC			5.87%, 08/15/2076	1,600	1,742
5.25%, 03/21/2047	5,000	5,300	3 Month LIBOR + 4.64%
USSW5 Index Spread + 3.69%					$18,843
Liberty Mutual Group Inc			Telecommunications - 0.23%
4.22%, 03/07/2067(b)	300	294	Koninklijke KPN NV
3 Month LIBOR + 2.91%			7.00%, 03/28/2073	1,000	1,121
7.80%, 03/07/2087(b)	3,400	4,318	USSW10 Index Spread + 5.33%
Liberty Mutual Insurance Co
7.70%, 10/15/2097(b)	1,100	1,590	Transportation - 1.15%
Lincoln National Corp			BNSF Funding Trust I
3.40%, 04/20/2067	1,100	995	6.61%, 12/15/2055	5,000	5,725
3 Month LIBOR + 2.04%			3 Month LIBOR + 2.35%
3.78%, 05/17/2066	1,300	1,215
3 Month LIBOR + 2.36%			TOTAL BONDS		$452,979
Meiji Yasuda Life Insurance Co			Total Investments		$491,556
5.20%, 10/20/2045(b)	1,000	1,072
			Other Assets and Liabilities - 1.03%		$5,135
USSW5 Index Spread + 4.23%			TOTAL NET ASSETS - 100.00%		$496,691
MetLife Capital Trust IV
7.88%, 12/15/2067(b)	1,800	2,403
MetLife Inc			(a)	Perpetual security. Perpetual securities pay an indefinite stream of
5.25%, 12/31/2049(a)	1,400	1,457	interest, but they may be called by the issuer at an earlier date.

3 Month LIBOR + 3.58%			(b)	Security exempt from registration under Rule 144A of the Securities Act of
6.40%, 12/15/2066	700	801	1933. These securities may be resold in transactions exempt from
9.25%, 04/08/2068(b)	3,900	5,772
			registration, normally to qualified institutional buyers. At the end of the
10.75%, 08/01/2069	4,300	7,203	period, the value of these securities totaled $128,274 or 25.83% of net
Mitsui Sumitomo Insurance Co Ltd			assets.
7.00%, 03/15/2072(b)	3,600	4,104
3 Month LIBOR + 5.90%
Nationwide Financial Services Inc
6.75%, 05/15/2087	500	560
Nippon Life Insurance Co
5.00%, 10/18/2042(b)	1,525	1,617
3 Month LIBOR + 4.24%
Prudential Financial Inc
5.63%, 06/15/2043	2,800	3,035
3 Month LIBOR + 3.92%
5.88%, 09/15/2042	13,500	14,800
3 Month LIBOR + 4.18%

See accompanying notes.

Schedule of Investments
Capital Securities Fund
November 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	84.98%
Energy	3.79%
Utilities	3.45%
Investment Companies	2.34%
Industrial	2.05%
Communications	1.89%
Consumer, Cyclical	0.41%
Government	0.06%
Other Assets and Liabilities	1.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2017 (unaudited)

COMMON STOCKS - 52.76%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Agriculture - 0.17%			Electric (continued)
Archer-Daniels-Midland Co	57,200	$2,281	Infraestructura Energetica Nova SAB de CV	1,474,587	$8,062
Bunge Ltd	29,700	1,987	Innogy SE (b)	120,299	5,565
Golden Agri-Resources Ltd	9,011,200	2,478	NextEra Energy Inc	116,500	18,412
		$6,746	NRG Energy Inc	29,100	805
Automobile Manufacturers - 0.05%			Orsted A/S (b)	74,100	4,316
BYD Co Ltd	243,500	2,155	PG&E Corp	287,671	15,603
			Terna Rete Elettrica Nazionale SpA	873,280	5,397
Building Materials - 0.62%					$126,266
American Woodmark Corp (a)	10,886	1,084	Electronics - 0.22%
Boise Cascade Co	54,945	2,115	Badger Meter Inc	25,911	1,202
Duratex SA	626,900	1,690	Halma PLC	336,321	5,824
Geberit AG	21,095	9,183	Watts Water Technologies Inc	24,750	1,842
Louisiana-Pacific Corp (a)	21,542	595			$8,868
Norbord Inc	73,505	2,545	Energy - Alternate Sources - 0.13%
Reliance Worldwide Corp Ltd	420,535	1,239	China Longyuan Power Group Corp Ltd	3,644,000	2,464
Universal Forest Products Inc	63,635	2,492	Pattern Energy Group Inc	77,700	1,752
Vulcan Materials Co	31,200	3,920	Vestas Wind Systems A/S	17,861	1,139
		$24,863			$5,355
Chemicals - 1.62%			Engineering & Construction - 1.66%
Agrium Inc	9,000	989	Aegion Corp (a)	37,527	1,037
Agrium Inc	90,200	9,911	Aena SME SA (b)	19,804	3,938
CF Industries Holdings Inc	88,300	3,309	Arcadis NV	82,470	1,901
Covestro AG (b)	37,338	3,889	Auckland International Airport Ltd	659,551	2,882
DowDuPont Inc	35,700	2,569	Beijing Capital International Airport Co Ltd	491,300	728
FMC Corp	31,600	2,983	Eiffage SA	23,200	2,543
Israel Chemicals Ltd	560,986	2,286	Enav SpA (b)	2,210,291	11,805
K+S AG	326,384	7,653	Ferrovial SA	435,204	9,588
Lenzing AG	20,060	2,387	Flughafen Zurich AG	49,486	11,143
LyondellBasell Industries NV	27,100	2,837	Grupo Aeroportuario del Pacifico SAB de CV	78,100	778
Monsanto Co	20,200	2,390	Obrascon Huarte Lain SA (a)	255,500	1,497
Mosaic Co/The	105,100	2,553	Promotora y Operadora de Infraestructura	222,355	2,249
OCI NV (a)	99,379	2,225	SAB de CV
Olin Corp	147,973	5,274	Sydney Airport	1,643,379	9,243
Potash Corp of Saskatchewan Inc	143,900	2,828	Vinci SA	68,734	7,021
Syngenta AG	5,227	2,419			$66,353
Yara International ASA	188,436	8,376	Environmental Control - 0.20%
		$64,878	China Water Affairs Group Ltd	974,000	778
Commercial Services - 1.44%			CT Environmental Group Ltd	3,300,000	551
Abertis Infraestructuras SA	121,600	2,713	Kurita Water Industries Ltd	94,100	2,959
Atlantia SpA	254,887	8,473	SIIC Environment Holdings Ltd	1,037,000	378
Cengage Learning Holdings II Inc (a),(c)	11,792	95	Tetra Tech Inc	64,285	3,214
China Merchants Port Holdings Co Ltd	2,667,021	6,917			$7,880
COSCO SHIPPING Ports Ltd	4,666,568	4,708	Food - 0.13%
Groupe Eurotunnel SE	659,162	8,763	Ingredion Inc	20,800	2,880
Hutchison Port Holdings Trust	14,000,100	5,966	Wilmar International Ltd	929,100	2,158
OHL Mexico SAB de CV	4,172,065	7,332			$5,038
Transurban Group	1,351,962	12,864	Forest Products & Paper - 3.84%
		$57,831	Acadian Timber Corp	151,888	2,219
Consumer Products - 0.21%			BillerudKorsnas AB	125,898	2,153
Avery Dennison Corp	28,300	3,230	Canfor Corp (a)	386,662	7,963
Kimberly-Clark Corp	42,343	5,071	Clearwater Paper Corp (a)	43,323	2,056
		$8,301	Deltic Timber Corp	87,070	8,036
Cosmetics & Personal Care - 0.54%			Domtar Corp	83,535	4,028
Essity AB (a)	103,551	3,011	Empresas CMPC SA	927,050	2,632
Kao Corp	85,800	5,689	Fibria Celulose SA ADR	1,022,270	14,199
Svenska Cellulosa AB SCA	815,596	7,956	Holmen AB	40,933	2,024
Unicharm Corp	195,100	5,123	Interfor Corp (a)	280,195	4,648
		$21,779	International Paper Co	202,976	11,490
Electric - 3.15%			Klabin SA	906,900	4,948
ACEA SpA	50,840	1,033	Mondi PLC	655,427	15,660
Algonquin Power & Utilities Corp	434,600	4,780	Oji Holdings Corp	1,127,000	6,894
American Electric Power Co Inc	76,100	5,907	Quintis Ltd (a),(d)	2,854,062	691
CLP Holdings Ltd	349,000	3,559	Sappi Ltd	1,008,264	7,158
CMS Energy Corp	47,400	2,365	Smurfit Kappa Group PLC	282,689	9,017
Dominion Energy Inc	48,800	4,105	Stora Enso OYJ	703,527	10,754
Edison International	97,355	7,912	Sumitomo Forestry Co Ltd	465,400	8,039
Enel SpA	2,139,369	13,900	Suzano Papel e Celulose SA	1,021,200	5,462
Entergy Corp	27,700	2,395	UPM-Kymmene OYJ	364,120	10,957
FirstEnergy Corp	50,400	1,721	West Fraser Timber Co Ltd	128,911	8,147
Great Plains Energy Inc	48,200	1,654	Western Forest Products Inc	2,379,307	4,647
Hera SpA	829,706	2,983			$153,822
Huadian Fuxin Energy Corp Ltd	13,854,000	3,448	Gas - 1.75%
Iberdrola SA	1,553,958	12,344	Atmos Energy Corp	12,900	1,191

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Gas (continued)			Mining (continued)
Beijing Enterprises Holdings Ltd	266,800	$1,542	BHP Billiton Ltd	133,626	$2,787
China Gas Holdings Ltd	291,700	898	Franco-Nevada Corp	31,900	2,599
China Resources Gas Group Ltd	319,100	1,238	Freeport-McMoRan Inc (a)	605,100	8,423
ENN Energy Holdings Ltd	627,700	4,609	Fresnillo PLC	116,858	2,042
Italgas SpA	189,735	1,202	Glencore PLC (a)	2,949,925	13,571
National Grid PLC	1,826,288	21,869	Goldcorp Inc	174,800	2,210
Sempra Energy	186,711	22,590	MMC Norilsk Nickel PJSC ADR	171,540	2,974
Snam SpA	778,570	3,923	Newcrest Mining Ltd	415,212	7,289
Southcross Holdings Borrower LP (a),(c)	37	17	Newmont Mining Corp	216,400	8,005
Southwest Gas Holdings Inc	110,900	9,531	Norsk Hydro ASA	1,183,081	8,046
Western Gas Equity Partners LP	39,564	1,412	Rio Tinto Ltd	188,574	10,191
		$70,022	South32 Ltd	1,209,725	2,961
Hand & Machine Tools - 0.04%			Southern Copper Corp	68,000	2,859
Franklin Electric Co Inc	34,343	1,590	Sumitomo Metal Mining Co Ltd	97,700	3,819
			Wheaton Precious Metals Corp	116,400	2,435
Healthcare - Products - 0.27%					$95,072
Danaher Corp	116,140	10,959	Miscellaneous Manufacturers - 0.56%
			Aalberts Industries NV	85,624	4,370
Healthcare - Services - 0.00%			Alfa Laval AB	266,692	6,312
Millennium Health LLC (a),(c)	22,091	6	Pentair PLC	144,382	10,274
Millennium Health LLC (a),(c),(d),(e)	20,580	—	Sulzer AG	11,282	1,322
Millennium Health LLC (a),(c),(d),(e)	19,318	—			$22,278
		$6	Oil & Gas - 3.32%
Holding Companies - Diversified - 0.04%			Anadarko Petroleum Corp	47,100	2,265
Empresas COPEC SA	131,571	1,766	Andeavor	37,300	3,934
			Antero Midstream Partners LP	318,881	8,785
Home Builders - 0.22%			BP PLC	394,620	2,628
DR Horton Inc	56,371	2,875	Cabot Oil & Gas Corp	65,800	1,905
Toll Brothers Inc	57,645	2,901	Canadian Natural Resources Ltd	82,500	2,798
TRI Pointe Group Inc (a)	160,452	2,908	Chevron Corp	23,000	2,737
		$8,684	CNOOC Ltd	4,210,000	5,775
Iron & Steel - 1.07%			ConocoPhillips	53,300	2,712
ArcelorMittal (a)	109,521	3,297	Continental Resources Inc/OK (a)	69,600	3,294
JFE Holdings Inc	142,400	3,380	Devon Energy Corp	136,700	5,267
Nippon Steel & Sumitomo Metal Corp	111,600	2,726	Ecopetrol SA ADR	260,400	3,021
Novolipetsk Steel PJSC	126,465	2,861	Eni SpA	150,057	2,469
Nucor Corp	93,200	5,358	EOG Resources Inc	74,200	7,592
POSCO	14,366	4,413	EQT GP Holdings LP	56,678	1,449
Severstal PJSC	185,021	2,876	Exxon Mobil Corp	29,600	2,465
Steel Dynamics Inc	68,800	2,649	Galp Energia SGPS SA	241,239	4,555
thyssenkrupp AG	89,755	2,457	Gazprom PJSC ADR	571,042	2,554
Vale SA ADR	903,600	9,669	Hess Corp	72,300	3,317
voestalpine AG	52,457	3,046	Imperial Oil Ltd	84,100	2,594
		$42,732	LUKOIL PJSC ADR	49,792	2,771
Lodging - 0.55%			Novatek PJSC	21,153	2,398
City Developments Ltd	647,800	5,842	Occidental Petroleum Corp	130,400	9,193
Hilton Grand Vacations Inc (a)	132,622	5,301	Ocean Rig UDW Inc (a)	49,483	1,197
Hilton Worldwide Holdings Inc	139,670	10,833	OMV AG	29,973	1,866
			Petroleo Brasileiro SA ADR(a)	280,300	2,725
		$21,976	Petroleo Brasileiro SA ADR(a)	561,200	5,264
Machinery - Diversified - 0.98%
ANDRITZ AG	128,877	7,209	Phillips 66	31,200	3,044
Ebara Corp	84,100	3,321	Pioneer Natural Resources Co	14,200	2,216
Gorman-Rupp Co/The	16,957	558	Repsol SA	141,757	2,600
IDEX Corp	68,020	9,221	Rosneft Oil Co PJSC	454,594	2,246
Interpump Group SpA	76,555	2,527	Royal Dutch Shell PLC - A Shares	87,699	2,804
Kadant Inc	10,163	1,040	Showa Shell Sekiyu KK	175,000	2,244
Lindsay Corp	9,460	888	Statoil ASA	136,315	2,741
Valmet OYJ	181,893	3,351	Suncor Energy Inc	75,900	2,633
Xylem Inc/NY	159,819	11,082	TOTAL SA	44,728	2,528
		$39,197	Tupras Turkiye Petrol Rafinerileri AS	81,304	2,516
Metal Fabrication & Hardware - 0.17%			Valero Energy Corp	88,500	7,578
			Vantage Drilling International (a),(d),(e)	1,554	31
Advanced Drainage Systems Inc	35,402	839
Mueller Industries Inc	51,289	1,867	Woodside Petroleum Ltd	99,336	2,346
Mueller Water Products Inc - Class A	141,146	1,763			$133,057
Rexnord Corp (a)	92,260	2,299	Oil & Gas Services - 0.29%
		$6,768	Baker Hughes a GE Co	43,100	1,281
Mining - 2.37%			Halliburton Co	137,200	5,733
			Newpark Resources Inc (a)	258,600	2,289
Alcoa Corp (a)	163,000	6,766
Anglo American PLC	178,545	3,283	Schlumberger Ltd	34,200	2,149
Antofagasta PLC	229,925	2,832			$11,452
Barrick Gold Corp	143,700	1,980	Packaging & Containers - 1.18%
			Amcor Ltd/Australia	208,193	2,442
			Ball Corp	87,600	3,496

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Packaging & Containers (continued)			REITs (continued)
DS Smith PLC	399,840	$2,925	Dexus	1,093,268	$8,600
Graphic Packaging Holding Co	137,579	2,106	Digital Realty Trust Inc	65,835	7,683
Greif Inc - Class A	12,627	689	EPR Properties	73,065	4,955
Huhtamaki OYJ	17,715	780	Equinix Inc	27,917	12,967
KapStone Paper and Packaging Corp	160,612	3,570	Essex Property Trust Inc	46,050	11,374
Packaging Corp of America	139,552	16,551	Frasers Logistics & Industrial Trust	6,576,956	5,270
Sealed Air Corp	53,600	2,576	Gecina SA	51,430	8,566
Sonoco Products Co	32,163	1,721	Goodman Group	2,120,836	14,013
WestRock Co	168,550	10,519	Hoshino Resorts REIT Inc	450	2,257
		$47,375	Hudson Pacific Properties Inc	158,271	5,639
Pipelines - 10.62%			Inmobiliaria Colonial Socimi SA	741,548	7,009
Andeavor Logistics LP	286,666	12,831	Invitation Homes Inc	215,617	5,078
Antero Midstream GP LP	120,541	2,140	Japan Hotel REIT Investment Corp	6,837	4,760
APA Group	1,510,088	10,707	Japan Retail Fund Investment Corp	2,312	4,094
BP Midstream Partners LP (a)	150,478	2,749	Link REIT	1,176,500	10,532
Buckeye Partners LP	269,949	12,399	Merlin Properties Socimi SA	480,604	6,320
Cheniere Energy Inc (a)	496,337	23,983	Nomura Real Estate Master Fund Inc	1,976	2,488
Enbridge Energy Management LLC (a)	434,382	5,864	Park Hotels & Resorts Inc	86,745	2,533
Enbridge Inc	748,236	28,215	Physicians Realty Trust	475,311	8,494
Enbridge Inc	91,277	3,442	Potlatch Corp	193,809	10,000
Energy Transfer Equity LP	991,910	16,069	Prologis Inc	120,097	7,954
Energy Transfer Partners LP	684,541	11,370	Rayonier Inc	595,594	18,791
Enterprise Products Partners LP	1,080,881	26,622	Regency Centers Corp	220,061	14,922
EQT Midstream Partners LP	227,045	15,580	Rexford Industrial Realty Inc	414,086	12,990
Genesis Energy LP	162,778	3,495	SBA Communications Corp (a)	41,487	7,042
Inter Pipeline Ltd	119,300	2,506	Segro PLC	607,055	4,503
Kinder Morgan Inc/DE	1,282,000	22,089	Senior Housing Properties Trust	204,697	3,920
Koninklijke Vopak NV	177,417	7,486	Simon Property Group Inc	112,237	18,154
Magellan Midstream Partners LP	359,054	24,057	STORE Capital Corp	211,236	5,454
MPLX LP	552,847	19,825	Sun Communities Inc	79,098	7,361
Noble Midstream Partners LP	42,977	2,125	Sunstone Hotel Investors Inc	214,245	3,580
ONEOK Inc	301,700	15,658	Unibail-Rodamco SE	41,772	10,676
Pembina Pipeline Corp	262,527	9,143	UNITE Group PLC/The	520,604	5,052
Phillips 66 Partners LP	254,634	11,932	Weyerhaeuser Co	606,067	21,443
Plains All American Pipeline LP	862,028	16,810			$390,509
Shell Midstream Partners LP	465,048	12,580	Retail - 0.16%
Spectra Energy Partners LP	139,989	5,728	Gymboree Corp/The (a),(c),(d),(e)	17,842	357
Tallgrass Energy GP LP	61,415	1,388	Gymboree Corp/The (a),(d),(e)	48,577	971
Tallgrass Energy Partners LP	177,582	7,799	Lowe's Cos Inc	61,375	5,117
Targa Resources Corp	230,682	10,012			$6,445
TransCanada Corp	536,087	25,712	Software - 0.13%
Valero Energy Partners LP	182,450	7,583	InterXion Holding NV (a)	86,851	5,014
Western Gas Partners LP	341,815	15,320
Williams Cos Inc/The	759,015	22,049	Storage & Warehousing - 0.07%
Williams Partners LP	274,642	10,079	Safestore Holdings PLC	415,985	2,627
		$425,347
Real Estate - 2.40%			Telecommunications - 0.05%
ADO Properties SA (b)	176,893	9,145	Cellnex Telecom SA (b)	32,800	807
Aeon Mall Co Ltd	320,300	5,874	Eutelsat Communications SA	50,200	1,136
Aroundtown SA (a)	500,133	3,771			$1,943
Deutsche Wohnen SE	349,829	15,483	Textiles - 0.13%
Entra ASA (b)	269,305	3,765	Mohawk Industries Inc (a)	18,845	5,326
Fabege AB	380,833	7,925
Hongkong Land Holdings Ltd	1,204,861	8,812	Transportation - 0.10%
Mitsui Fudosan Co Ltd	626,100	14,199	East Japan Railway Co	28,100	2,723
New World Development Co Ltd	9,837,000	14,295	Prumo Logistica SA (a)	432,620	1,454
Pope Resources a Delaware LP	73,271	5,202			$4,177
Sun Hung Kai Properties Ltd	459,000	7,525	Water - 2.56%
		$95,996	American States Water Co	41,657	2,403
REITs - 9.75%			American Water Works Co Inc	202,667	18,556
Agree Realty Corp	67,782	3,351	Aqua America Inc	201,951	7,672
Alexandria Real Estate Equities Inc	122,152	15,521	Beijing Enterprises Water Group Ltd	5,586,000	4,373
American Homes 4 Rent	620,476	13,328	California Water Service Group	54,535	2,487
American Tower Corp	151,233	21,767	Cia de Saneamento Basico do Estado de Sao	563,300	5,616
Apartment Investment & Management Co	93,664	4,130	Paulo ADR
Assura PLC	3,823,457	3,057	Cia de Saneamento do Parana (a)	174,740	2,829
Assura PLC - Rights (a),(d)	695,174	20	Connecticut Water Service Inc	13,158	833
AvalonBay Communities Inc	76,152	13,809	Guangdong Investment Ltd	3,873,700	5,218
CapitaLand Commercial Trust	2,268,400	3,183	Middlesex Water Co	18,572	857
CatchMark Timber Trust Inc	412,184	5,437	Pennon Group PLC	1,015,327	10,913
Crown Castle International Corp	143,827	16,253	Severn Trent PLC	380,427	10,803
CubeSmart	216,507	6,179	SJW Group	18,415	1,255
			Suez	474,152	8,736

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)		Principal
Water (continued)			BONDS (continued)	Amount (000's)		Value (000's)
United Utilities Group PLC	775,153	$8,605	Sovereign - 0.80%
Veolia Environnement SA	429,380	10,852	Canadian Government Real Return Bond
York Water Co/The	14,604	543	4.25%, 12/01/2026		$1,416	1,481
		$102,551	Italy Buoni Poliennali Del Tesoro
TOTAL COMMON STOCKS		$2,113,004	1.25%, 10/27/2020	EUR	1,718	2,168
INVESTMENT COMPANIES - 2.50%	Shares Held	Value (000's)	1.65%, 04/23/2020		5,529	6,978
Exchange Traded Funds - 0.06%			2.55%, 09/15/2041		205	305
			2.70%, 03/01/2047(b)		1,270	1,455
Guggenheim S&P Global Water Index ETF	66,837	2,414
			Japanese Government CPI Linked Bond
Money Market Funds - 2.44%			0.10%, 09/10/2024	JPY	1,252,151	11,632
BlackRock Liquidity Funds FedFund Portfolio	9,173,046	9,173	New Zealand Government Bond
Cash Account Trust - Government & Agency	32,061,651	32,061	2.50%, 09/20/2040	NZD	1,099	824
Portfolio - Government Cash Managed			2.58%, 09/20/2035		2,831	2,200
First American Government Obligations Fund	1,768,818	1,769	3.14%, 09/20/2030		6,038	5,025
Goldman Sachs Financial Square Funds -	34,370,524	34,371				$32,068
Government Fund			TOTAL BONDS			$258,839
Morgan Stanley Institutional Liquidity Funds -	9,862,388	9,862	COMMODITY INDEXED	Principal
Government Portfolio			STRUCTURED NOTES - 0.53%	Amount (000's)		Value (000's)
Wells Fargo Advantage Government Money	10,350,707	10,351	Banks - 0.53%
Market Fund			Royal Bank of Canada; Dow Jones - UBS
		$97,587	Commodity Index Linked Note
TOTAL INVESTMENT COMPANIES		$100,001	1.12%, 03/12/2018(b),(h)		$4,200	4,166
			1.12%, 03/12/2018(b),(h)		17,000	16,736
	Principal
BONDS - 6.46%	Amount (000's)	Value (000's)				$20,902
Federal & Federally Sponsored Credit - 2.50%			TOTAL COMMODITY INDEXED STRUCTURED NOTES			$20,902
Federal Farm Credit Banks				Principal
1.14%, 06/18/2019(f)	$8,000	$8,001	CONVERTIBLE BONDS - 0.01%	Amount (000's)		Value (000's)
US Federal Funds Effective Rate + (0.03)%			Oil & Gas - 0.01%
1.17%, 10/10/2019(f)	28,500	28,492	Vantage Drilling International
Federal Reserve Prime Loan Rate + (3.08)%			1.00%, PIK 1.00%, 12/31/2030(d),(h),(i)		272	272
1.18%, 09/25/2019(f)	5,800	5,800
Federal Reserve Prime Loan Rate + (3.08)%			TOTAL CONVERTIBLE BONDS			$272
1.26%, 01/23/2019(f)	8,500	8,504	SENIOR FLOATING RATE INTERESTS -	Principal
1 Month LIBOR + (0.05)%			19.33%	Amount (000's)		Value (000's)
1.38%, 08/01/2018(f)	8,500	8,514	Advertising - 0.27%
1 Month LIBOR + 0.14%			Advantage Sales & Marketing Inc, Term Loan
1.38%, 06/19/2019(f)	25,000	24,989	B
3 Month Treasury Bill Index + 0.09%			4.63%, 07/23/2021(j)		$1,990	$1,931
1.39%, 01/25/2019(f)	16,000	16,006	US LIBOR + 3.25%
3 Month Treasury Bill Index + 0.10%			Affinion Group Inc, Term Loan
		$100,306	9.16%, 03/31/2022(j)		2,736	2,799
Finance - Mortgage Loan/Banker - 3.15%			US LIBOR + 7.75%
Fannie Mae			Checkout Holding Corp, Term Loan B
1.20%, 02/25/2019(f)	25,000	24,796	4.85%, 04/03/2021(j)		1,671	1,300
1.24%, 03/08/2019(f)	4,200	4,203	US LIBOR + 3.50%
1 Month LIBOR + 0.00%			Getty Images Inc, Term Loan B
1.30%, 04/29/2019(f)	9,200	9,129	4.83%, 10/03/2019(j)		3,500	3,040
1.34%, 02/28/2019(f)	4,000	4,003	US LIBOR + 3.50%
1 Month LIBOR + 0.00%			Red Ventures LLC, Term Loan B
Federal Home Loan Banks			5.33%, 10/18/2024(j)		1,750	1,741
1.16%, 03/13/2019(f)	8,000	7,998	US LIBOR + 4.00%
1 Month LIBOR + (0.09)%						$10,811
1.20%, 09/20/2018(f)	10,000	10,005	Aerospace & Defense - 0.28%
3 Month LIBOR + (0.12)%			Sequa Mezzanine Holdings LLC, Term Loan
1.25%, 01/16/2019(f)	7,500	7,458	10.37%, 04/28/2022(j)		1,621	1,640
1.32%, 03/08/2018(f)	10,000	10,006	US LIBOR + 9.00%
3 Month LIBOR + 0.00%			Sequa Mezzanine Holdings LLC, Term Loan
1.55%, 08/28/2019(f)	12,000	11,920	B
Freddie Mac			6.87%, 10/28/2021(j)		4,697	4,727
1.34%, 03/08/2018(f)	18,400	18,412	US LIBOR + 5.50%
3 Month LIBOR + 0.04%			TransDigm Inc, Term Loan D
1.60%, 07/26/2019(f)	7,800	7,768	4.33%, 05/21/2021(j)		4,806	4,809
Freddie Mac Discount Notes			US LIBOR + 3.00%
1.08%, 02/05/2018(f),(g)	9,600	9,581				$11,176
1.10%, 02/02/2018(g)	800	798	Airlines - 0.37%
		$126,077	American Airlines Inc, Term Loan B
Media - 0.01%			3.24%, 12/14/2023 (j)		2,185	2,182
iHeartCommunications Inc			US LIBOR + 2.00%
9.00%, 12/15/2019	523	388	3.25%, 10/10/2021(j)		3,112	3,111
			US LIBOR + 2.00%
			3.33%, 06/26/2020(j)		3,865	3,865
			US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Airlines (continued)			Commercial Services (continued)
American Airlines Inc, Term Loan			Gartner Inc, Term Loan A
B (continued)			3.35%, 03/21/2022(j)	$1,238	$1,242
3.35%, 04/28/2023(j)	$2,475	$2,476	US LIBOR + 2.00%
US LIBOR + 2.00%			Gartner Inc, Term Loan B
Delta Air Lines Inc, Term Loan B1			3.34%, 03/15/2024(j)	746	750
3.76%, 10/18/2018(j)	3,021	3,031	US LIBOR + 2.00%
US LIBOR + 2.50%			INC Research Holdings Inc, Term Loan B
		$14,665	3.60%, 06/28/2024(j)	3,261	3,262
Automobile Manufacturers - 0.07%			US LIBOR + 2.25%
FCA US LLC, Term Loan B			KAR Auction Services Inc, Term Loan B5
3.29%, 12/05/2018(j)	2,897	2,904	3.87%, 03/09/2023(j)	774	778
US LIBOR + 2.00%			US LIBOR + 2.50%
			Laureate Education Inc, Term Loan
Automobile Parts & Equipment - 0.03%			5.85%, 04/19/2024(j)	2,985	3,005
Allison Transmission Inc, Term Loan B			Monitronics International Inc, Term Loan B2
3.35%, 09/23/2022(j)	1,112	1,119	6.83%, 09/30/2022(j)	2,277	2,231
US LIBOR + 2.50%			US LIBOR + 5.50%
			PAREXEL International Corp, Term Loan B
Beverages - 0.08%			4.35%, 08/09/2024(j)	750	754
Jacobs Douwe Egberts International BV, Term			US LIBOR + 3.00%
Loan B			Prime Security Services Borrower LLC, Term
3.69%, 07/02/2022(j)	3,018	3,028	Loan B
US LIBOR + 2.25%			4.10%, 05/02/2022(j)	2,447	2,464
			US LIBOR + 2.75%
Biotechnology - 0.15%			Syniverse Holdings Inc, Term Loan B
Concordia International Corp, Term Loan B			4.31%, 04/23/2019(j)	5,115	5,035
5.48%, 10/21/2021(j)	7,527	6,026	US LIBOR + 3.00%
US LIBOR + 4.25%			4.33%, 04/23/2019(j)	2,955	2,909
			US LIBOR + 3.00%
Building Materials - 0.10%			WEX Inc, Term Loan B
Quikrete Holdings Inc, Term Loan B			4.10%, 06/30/2023(j)	1,185	1,193
4.08%, 11/03/2023(j)	3,970	3,978	US LIBOR + 2.75%
US LIBOR + 2.75%					$31,402
			Computers - 1.18%
Chemicals - 0.15%			Conduent Business Services LLC, Term Loan
Alpha 3 BV, Term Loan B1			B
4.33%, 01/31/2024(j)	1,995	2,007	4.35%, 12/07/2023(j)	2,245	2,258
US LIBOR + 3.00%			US LIBOR + 4.00%
Duke Finance LLC, Term Loan			CSRA Inc, Term Loan B
5.58%, 02/21/2024(j)	1,474	1,485	3.33%, 11/30/2023(j)	1,242	1,245
US LIBOR + 4.25%			US LIBOR + 3.00%
INEOS US Finance LLC, Term Loan B			Dell International LLC, Term Loan A2
3.35%, 03/31/2024(j)	240	240	3.09%, 09/07/2021(j)	5,005	5,002
US LIBOR + 2.00%			US LIBOR + 1.75%
Minerals Technologies Inc, Term Loan B2			Dell International LLC, Term Loan A3
4.75%, 05/09/2021(j)	1,305	1,318	2.85%, 12/31/2018(j)	2,796	2,795
Tronox Blocked Borrower LLC, Term Loan			US LIBOR + 1.50%
B			Dell International LLC, Term Loan B
4.32%, 09/13/2024(j)	302	305	3.35%, 09/07/2023(j)	13,881	13,885
US LIBOR + 3.00%			US LIBOR + 2.00%
Tronox Finance LLC, Term Loan B			iQor US Inc, Term Loan B
4.32%, 09/13/2024(j)	698	703	6.34%, 04/01/2021(j)	2,692	2,679
US LIBOR + 3.00%			US LIBOR + 5.00%
		$6,058	McAfee LLC, Term Loan
Coal - 0.05%			5.83%, 09/30/2024(j)	3,500	3,515
Peabody Energy Corp, Term Loan B			9.83%, 09/26/2025(j)	750	758
4.85%, 03/31/2022(j)	2,086	2,104	US LIBOR + 8.50%
US LIBOR + 3.50%			NeuStar Inc, Term Loan B2
			5.15%, 03/01/2024(j)	1,750	1,766
Commercial Services - 0.78%			US LIBOR + 3.75%
Allied Universal Holdco LLC, Term Loan			Optiv Security Inc, Term Loan
5.08%, 07/27/2022(j)	1,676	1,665	4.62%, 02/01/2024(j)	1,928	1,836
US LIBOR + 3.75%			US LIBOR + 3.25%
Camelot Finance LP, Term Loan			Peak 10 Holding Corp, Term Loan
4.54%, 10/03/2023(j)	2,970	2,978	4.82%, 07/24/2024(j)	1,500	1,502
US LIBOR + 3.25%			8.63%, 07/24/2025(j)	750	758
Ceridian HCM Holding Inc, Term Loan B2			Tempo Acquisition LLC, Term Loan B
4.81%, 09/15/2020(j)	1,207	1,207	4.24%, 05/01/2024(j)	1,995	1,991
US LIBOR + 3.50%			US LIBOR + 3.00%
Concentra Inc, Term Loan B
4.32%, 06/01/2022(j)	1,918	1,929
US LIBOR + 3.00%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Computers (continued)			Electric (continued)
TierPoint LLC, Term Loan B			Vistra Operations Co LLC, Term Loan C
5.10%, 04/26/2024(j)	$1,995	$1,988	4.08%, 08/04/2023(j)	$2,359	$2,368
US LIBOR + 3.75%			US LIBOR + 2.75%
Western Digital Corp, Term Loan B3					$27,141
3.31%, 04/29/2023(j)	5,343	5,356	Electronics - 0.03%
US LIBOR + 2.00%			TTM Technologies Inc, Term Loan
		$47,334	3.85%, 09/13/2024(j)	1,186	1,190
Consumer Products - 0.06%			US LIBOR + 2.50%
Prestige Brands Inc, Term Loan B4
4.06%, 01/20/2024(j)	974	979	Engineering & Construction - 0.10%
US LIBOR + 2.75%			Brand Industrial Services Inc, Term Loan
Spectrum Brands Inc, Term Loan B			5.61%, 06/14/2024(j)	2,779	2,790
3.37%, 06/23/2022(j)	1,571	1,579	US LIBOR + 4.25%
US LIBOR + 2.00%			Engility Corp, Term Loan B2
		$2,558	4.60%, 08/12/2023(j)	1,378	1,389
Cosmetics & Personal Care - 0.13%			US LIBOR + 3.25%
Coty Inc, Term Loan A					$4,179
2.99%, 10/27/2020(j)	2,643	2,636	Entertainment - 0.72%
US LIBOR + 1.50%			CCM Merger Inc, Term Loan B
Revlon Consumer Products Corp, Term Loan			4.10%, 08/08/2021(j)	1,229	1,233
B			US LIBOR + 2.75%
4.96%, 07/21/2023(j)	3,340	2,522	CEOC LLC, Term Loan B-EXIT
US LIBOR + 3.50%			3.82%, 04/04/2024(j)	2,260	2,259
		$5,158	US LIBOR + 2.50%
Distribution & Wholesale - 0.15%			Delta 2 Lux Sarl, Term Loan B
Univar USA Inc, Term Loan B			4.35%, 02/01/2024(j)	9,332	9,379
0.00%, 07/01/2024(j),(k)	6,059	6,074	US LIBOR + 3.00%
US LIBOR + 2.50%			Lions Gate Entertainment Corp, Term Loan
			B
Diversified Financial Services - 0.40%			4.24%, 10/13/2023(j)	925	925
Capital Automotive LP, Term Loan			Scientific Games International Inc, Term Loan
7.25%, 03/21/2025(j)	2,669	2,735	B4
US LIBOR + 6.00%			4.66%, 08/14/2024(j)	11,164	11,260
Capital Automotive LP, Term Loan B2			US LIBOR + 3.25%
3.85%, 03/21/2024(j)	4,611	4,620	William Morris Endeavor Entertainment LLC,
US LIBOR + 2.50%			Term Loan B
Vantiv LLC, Term Loan B1			4.64%, 05/06/2021(j)	2,575	2,580
0.00%, 08/07/2024(j),(k)	329	330	US LIBOR + 3.25%
US LIBOR + 2.00%			WMG Acquisition Corp, Term Loan D
Vantiv LLC, Term Loan B4			3.83%, 11/01/2023(j)	1,192	1,192
3.25%, 08/07/2024(j)	1,171	1,176	US LIBOR + 2.50%
US LIBOR + 2.00%					$28,828
Walter Investment Management Corp, Term			Environmental Control - 0.23%
Loan			Advanced Disposal Services Inc, Term Loan
0.00%, 12/11/2020(a),(j)	7,757	7,214	3.45%, 11/10/2023(j)	6,007	6,010
US LIBOR + 3.75%			Core & Main LP, Term Loan B
		$16,075	4.45%, 07/19/2024(j)	1,750	1,760
Electric - 0.68%			US LIBOR + 3.00%
Calpine Corp, Term Loan B5			Robertshaw US Holding Corp, Term Loan
4.09%, 01/15/2024(j)	1,609	1,610	5.75%, 08/02/2024(j)	1,250	1,258
US LIBOR + 2.75%			US LIBOR + 4.50%
Calpine Corp, Term Loan B7					$9,028
4.09%, 05/05/2023(j)	2,865	2,867	Food - 0.78%
US LIBOR + 2.75%			Albertson's LLC, Term Loan B4
Dayton Power & Light Co/The, Term Loan B			4.10%, 08/25/2021(j)	11,234	10,904
4.60%, 08/19/2022(j)	2,630	2,635	US LIBOR + 2.75%
US LIBOR + 3.25%			Albertson's LLC, Term Loan B5
Dynegy Inc, Term Loan C1			4.33%, 12/21/2022(j)	1,995	1,938
4.60%, 06/27/2023(j)	620	624	US LIBOR + 3.00%
US LIBOR + 3.25%			Albertson's LLC, Term Loan B6
Energy Future Intermediate Holding Co LLC,			4.46%, 06/22/2023(j)	4,256	4,133
DIP Term Loan			US LIBOR + 3.00%
4.35%, 06/28/2018(j)	3,726	3,737	Chobani LLC, Term Loan B
US LIBOR + 3.00%			4.74%, 10/07/2023(j)	2,406	2,430
Vistra Operations Co LLC, Term Loan B			US LIBOR + 3.50%
4.10%, 08/04/2023(j)	10,264	10,305	Moran Foods LLC, Term Loan B
US LIBOR + 2.75%			7.24%, 12/01/2023(j)	888	702
Vistra Operations Co LLC, Term Loan B2			US LIBOR + 6.00%
4.03%, 12/13/2023(j)	2,978	2,995	Pinnacle Foods Finance LLC, Term Loan B
US LIBOR + 2.75%			3.24%, 01/30/2024(j)	3,055	3,072
			US LIBOR + 2.00%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food (continued)			Healthcare - Services (continued)
SUPERVALU Inc, Delay-Draw Term Loan B-			Tennessee Merger Sub Inc, Term Loan
DD			3.99%, 02/06/2024(j)	$940	$918
4.74%, 06/02/2024(j)	$107	$103			$31,951
US LIBOR + 3.50%			Holding Companies - Diversified - 0.07%
SUPERVALU Inc, Term Loan B			Travelport Finance Luxembourg Sarl, Term
4.74%, 06/02/2024(j)	178	171	Loan D
US LIBOR + 3.50%			4.17%, 09/02/2021(j)	2,782	2,778
US Foods Inc, Term Loan			US LIBOR + 2.75%
0.00%, 06/27/2023(j),(k)	7,627	7,666
		$31,119	Insurance - 0.21%
Gas - 0.00%			Acrisure LLC, Term Loan B
Southcross Holdings Borrower LP, Term Loan			5.52%, 11/22/2023(j)	1,493	1,505
B			US LIBOR + 4.25%
4.50%, PIK 5.50%, 04/13/2023(c),(i),(j)	35	35	Alliant Holdings Intermediate LLC, Term
			Loan
Healthcare - Products - 0.27%			4.84%, 08/14/2022(j)	2,810	2,821
Carestream Health Inc, Term Loan			US LIBOR + 3.25%
9.83%, 12/15/2019(j)	565	553	HUB International Ltd, Term Loan B
US LIBOR + 8.50%			4.41%, 10/02/2020(j)	4,146	4,163
Carestream Health Inc, Term Loan B			US LIBOR + 3.25%
5.33%, 06/05/2019(j)	2,445	2,448			$8,489
US LIBOR + 4.00%			Internet - 0.22%
ConvaTec Inc, Term Loan			Ancestry.com Operations Inc, Term Loan B
3.58%, 10/13/2023(j)	3,138	3,147	4.50%, 10/19/2023(j)	2,376	2,387
DJO Finance LLC, Term Loan B			US LIBOR + 3.25%
4.59%, 06/24/2020(j)	1,711	1,693	TIBCO Software Inc, Term Loan B
US LIBOR + 3.25%			4.85%, 12/04/2020(j)	6,483	6,494
Kinetic Concepts Inc, Term Loan B			US LIBOR + 3.50%
4.58%, 02/02/2024(j)	2,892	2,881			$8,881
US LIBOR + 3.25%			Investment Companies - 0.10%
		$10,722	AI Mistral Luxembourg Subco Sarl, Term
Healthcare - Services - 0.80%			Loan B
Air Medical Group Holdings Inc, Term Loan			4.24%, 01/17/2024(j)	995	991
B			US LIBOR + 3.00%
0.00%, 09/26/2024(j),(k)	2,500	2,512	RPI Finance Trust, Term Loan B6
US LIBOR + 4.25%			3.33%, 03/27/2023(j)	2,976	2,988
Ardent Legacy Acquisitions Inc, Term Loan			US LIBOR + 2.00%
B					$3,979
6.83%, 08/04/2021(j)	240	239	Leisure Products & Services - 0.18%
US LIBOR + 5.50%			Intrawest Resorts Holdings Inc, Term Loan
CHS/Community Health Systems Inc, Term			B1
Loan G			4.60%, 06/28/2024(j)	1,763	1,775
4.23%, 12/13/2019(j)	1,934	1,880	US LIBOR + 3.25%
US LIBOR + 2.75%			Life Time Fitness Inc, Term Loan B
CHS/Community Health Systems Inc, Term			4.07%, 06/10/2022(j)	2,252	2,253
Loan H			US LIBOR + 2.75%
4.48%, 01/14/2021(j)	2,497	2,389	Planet Fitness Holdings LLC, Term Loan B
US LIBOR + 3.00%			4.35%, 03/31/2021(j)	2,223	2,234
HCA Inc, Term Loan			US LIBOR + 3.50%
3.35%, 03/17/2023(j)	4,685	4,699	Sabre GLBL Inc, Term Loan B
3.60%, 02/15/2024(j)	4,966	4,994	3.60%, 02/22/2024(j)	979	983
Heartland Dental LLC, Term Loan			US LIBOR + 2.25%
6.05%, 07/26/2023(j)	3,053	3,093			$7,245
US LIBOR + 4.75%			Leisure Time - 0.03%
Jaguar Holding Co II, Term Loan			Equinox Holdings Inc, Term Loan
4.04%, 08/18/2022(j)	6,289	6,298	0.00%, 03/08/2024(j),(k)	1,045	1,052
US LIBOR + 2.75%
MPH Acquisition Holdings LLC, Term Loan			Lodging - 0.37%
B			Boyd Gaming Corp, Term Loan B
4.33%, 05/25/2023(j)	1,876	1,877	3.70%, 09/15/2023(j)	2,707	2,718
US LIBOR + 3.00%			US LIBOR + 2.50%
New Millennium Holdco Inc, Term Loan
7.85%, 12/21/2020(j)	1,106	433	Caesars Growth Properties Holdings LLC,
			Term Loan
US LIBOR + 6.50%			0.00%, 10/02/2024(j),(k)	5,000	5,025
Quorum Health Corp, Term Loan			CityCenter Holdings LLC, Term Loan B
8.07%, 04/29/2022(j)	649	651	3.85%, 04/18/2024(j)	3,819	3,835
US LIBOR + 6.75%			US LIBOR + 2.50%
Select Medical Corp, Term Loan B
4.85%, 02/13/2024(j)	1,949	1,968	Hilton Worldwide Finance LLC, Term Loan
			B2
US LIBOR + 3.50%			3.33%, 10/25/2023(j)	3,312	3,328
			US LIBOR + 2.00%
					$14,906

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Machinery - Construction & Mining - 0.05%			Media (continued)
North American Lifting Holdings Inc, Term			Mission Broadcasting Inc, Term Loan B2
Loan			3.74%, 01/17/2024(j)	$478	$480
5.83%, 11/26/2020(j)	$1,021	$955	US LIBOR + 2.50%
US LIBOR + 4.50%			Nexstar Broadcasting Inc, Term Loan B2
Vertiv Group Corp, Term Loan B			3.74%, 01/17/2024(j)	3,789	3,799
5.35%, 11/30/2023(j)	903	907	US LIBOR + 2.50%
US LIBOR + 4.00%			Nielsen Finance LLC, Term Loan B4
		$1,862	3.24%, 10/04/2023(j)	2,985	2,996
Machinery - Diversified - 0.50%			US LIBOR + 2.00%
Columbus McKinnon Corp/NY, Term Loan			Springer Science+Business Media GmbH,
4.33%, 01/19/2024(j)	1,821	1,833	Term Loan B13
Gardner Denver Inc, Term Loan B1			0.00%, 08/14/2022(j),(k)	1,727	1,733
4.08%, 07/30/2024(j)	7,308	7,331	US LIBOR + 3.50%
US LIBOR + 2.75%			Tribune Media Co, Term Loan C
NN Inc, Term Loan			4.35%, 01/26/2024(j)	4,553	4,560
4.54%, 04/02/2021(j)	2,728	2,737	US LIBOR + 3.00%
5.04%, 10/19/2022(j)	1,384	1,391	UPC Financing Partnership, Term Loan AR
RBS Global Inc, Term Loan B			3.75%, 01/15/2026(j)	5,522	5,526
4.09%, 08/21/2023(j)	2,450	2,451	US LIBOR + 2.50%
US LIBOR + 2.75%			WideOpenWest Finance LLC, Term Loan B
Zebra Technologies Corp, Term Loan B			4.53%, 08/18/2023(j)	2,831	2,804
3.37%, 10/27/2021(j)	2,595	2,603	US LIBOR + 3.25%
US LIBOR + 2.00%			Ziggo Secured Finance Partnership, Term
Zodiac Pool Solutions LLC, Term Loan			Loan E
5.33%, 12/20/2023(j)	1,737	1,741	3.75%, 04/15/2025(j)	5,150	5,119
US LIBOR + 4.00%			US LIBOR + 2.50%
		$20,087			$88,983
Media - 2.22%			Miscellaneous Manufacturers - 0.10%
Altice Financing SA, Term Loan			Gates Global LLC, Term Loan B2
4.11%, 07/15/2025(j)	2,985	2,913	4.39%, 04/01/2024(j)	4,192	4,213
Altice US Finance I Corp, Term Loan B			US LIBOR + 3.00%
3.60%, 07/28/2025(j)	5,773	5,727
US LIBOR + 2.25%			Oil & Gas - 0.29%
CBS Radio Inc, Term Loan B1			BCP Raptor LLC, Term Loan
4.17%, 03/02/2024(j)	1,353	1,361	5.70%, 06/22/2024(j)	1,995	2,009
US LIBOR + 2.75%			US LIBOR + 4.25%
4.17%, 03/15/2024(j)	1,825	1,837	California Resources Corp, Term Loan
US LIBOR + 2.75%			0.00%, 11/14/2022(j),(k)	1,000	983
Charter Communications Operating LLC,			11.66%, 12/31/2021(j)	1,750	1,890
Term Loan F			Fieldwood Energy LLC, Term Loan
3.35%, 01/03/2021(j)	3,449	3,458	8.33%, 08/31/2020(j)	2,918	2,568
US LIBOR + 2.00%			US LIBOR + 7.00%
Charter Communications Operating LLC,			8.46%, 09/17/2020(j)	3,553	2,463
Term Loan I			US LIBOR + 7.13%
3.60%, 01/15/2024(j)	6,702	6,730	8.46%, 09/20/2020(j)	884	307
US LIBOR + 2.25%			US LIBOR + 7.13%
Cumulus Media Holdings Inc, Term Loan B			Fieldwood Energy LLC, Term Loan B
4.60%, 12/18/2020(j)	8,056	6,958	4.21%, 09/28/2018(j)	511	491
US LIBOR + 3.25%			US LIBOR + 2.88%
Gray Television Inc, Term Loan B2			Seadrill Operating LP, Term Loan B
3.50%, 02/02/2024(j)	592	595	4.33%, 02/12/2021(j)	1,052	809
US LIBOR + 2.50%			US LIBOR + 3.00%
Houghton Mifflin Harcourt Publishers Inc,					$11,520
Term Loan B			Packaging & Containers - 0.36%
4.35%, 05/11/2021(j)	3,153	2,924	Berry Global Inc, Term Loan N
US LIBOR + 3.00%			3.50%, 01/19/2024(j)	2,488	2,494
iHeartCommunications Inc, Term Loan D-			US LIBOR + 2.25%
EXT			Reynolds Group Holdings Inc, Term Loan B
8.08%, 01/22/2019(j)	30,305	22,830	3.99%, 02/05/2023(j)	11,484	11,535
US LIBOR + 6.75%			US LIBOR + 2.75%
iHeartCommunications Inc, Term Loan E			SIG Combibloc PurchaseCo Sarl, Term Loan
8.83%, 07/30/2019(j)	3,386	2,535	B
US LIBOR + 7.50%			4.35%, 02/03/2022(j)	225	226
McGraw-Hill Global Education Holdings					$14,255
LLC, Term Loan			Pharmaceuticals - 0.69%
5.35%, 05/02/2022(j)	3,609	3,611	Catalent Pharma Solutions Inc, Term Loan B
US LIBOR + 4.00%			3.49%, 05/20/2021(j)	4,897	4,919
Mediacom Illinois LLC, Term Loan K			US LIBOR + 2.25%
3.46%, 02/15/2024(j)	486	487	Change Healthcare Holdings LLC, Term Loan
US LIBOR + 2.25%			B
			4.10%, 03/01/2024(j)	13,930	13,961
			US LIBOR + 2.75%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Pharmaceuticals (continued)			Retail (continued)
Grifols Worldwide Operations USA Inc, Term			Toys R Us - Delaware Inc, DIP Term Loan
Loan B			FILO
3.45%, 01/31/2025(j)	$5,970	$5,985	3.50%, 04/26/2024(j)	$21,889	$21,900
US LIBOR + 2.25%			US LIBOR + 6.75%
PharMerica Corp, Term Loan					$68,804
0.00%, 09/26/2024(j),(k)	2,000	2,011	Semiconductors - 0.19%
Valeant Pharmaceuticals International Inc,			Bright Bidco BV, Term Loan B
Term Loan BF1			5.84%, 03/15/2024(j)	1,717	1,732
4.75%, 04/01/2022(j)	257	261	US LIBOR + 4.50%
US LIBOR + 4.75%			Cavium Inc, Term Loan B1
Vizient Inc, Term Loan B3			3.60%, 08/16/2022(j)	3,055	3,055
4.85%, 02/13/2023(j)	645	647	US LIBOR + 2.25%
US LIBOR + 3.50%			Microsemi Corp, Term Loan B
		$27,784	3.59%, 01/13/2023(j)	1,215	1,218
Pipelines - 0.08%			US LIBOR + 2.00%
BCP Renaissance Parent LLC, Term Loan B			ON Semiconductor Corp, Term Loan B
5.38%, 09/19/2024(j)	1,455	1,468	0.00%, 03/31/2023(j),(k)	1,591	1,596
US LIBOR + 4.00%			US LIBOR + 2.00%
Traverse Midstream Partners LLC, Term					$7,601
Loan			Shipbuilding - 0.01%
5.33%, 09/21/2024(j)	1,822	1,838	Drillship Kithira Owners Inc, Term Loan
		$3,306	EXIT
Real Estate - 0.04%			8.00%, 09/24/2020(j)	283	286
Realogy Group LLC, Term Loan B
3.60%, 07/20/2022(j)	1,495	1,501	Software - 2.00%
US LIBOR + 2.25%			Almonde Inc, Term Loan
			8.73%, 04/28/2025(j)	200	199
REITs - 0.16%			US LIBOR + 7.25%
Uniti Group LP, Term Loan B			Blackboard Inc, Term Loan B4
4.35%, 10/24/2022(j)	6,849	6,588	6.35%, 06/30/2021(j)	2,837	2,762
US LIBOR + 3.00%			US LIBOR + 5.00%
			BMC Software Finance Inc, Term Loan
Retail - 1.72%			5.10%, 09/10/2022(j)	6,430	6,436
1011778 BC ULC, Term Loan B			US LIBOR + 4.00%
3.59%, 02/16/2024(j)	9,986	9,980	Cengage Learning Inc, Term Loan B
US LIBOR + 2.25%			5.50%, 06/07/2023(j)	7,832	7,449
Academy Ltd, Term Loan B			US LIBOR + 4.25%
5.31%, 07/01/2022(j)	855	685	Compuware Corp, Term Loan B3
US LIBOR + 4.00%			5.63%, 12/15/2021(j)	6,494	6,554
Belk Inc, Term Loan B			US LIBOR + 4.25%
6.10%, 12/12/2022(j)	1,190	952	Digicert Holdings Inc, Term Loan
US LIBOR + 4.75%			6.13%, 09/20/2024(j)	1,500	1,518
BJ's Wholesale Club Inc, Term Loan B			US LIBOR + 4.75%
4.99%, 01/26/2024(j)	1,372	1,350	DTI Holdco Inc, Term Loan B
US LIBOR + 3.75%			6.63%, 09/30/2023(j)	1,683	1,675
Dollar Tree Inc, Term Loan B2			US LIBOR + 5.25%
4.19%, 05/26/2022(j)	6,800	6,859	Evergreen Skills Lux Sarl, Term Loan
Hudson's Bay Co, Term Loan B			5.99%, 04/23/2021(j)	5,569	5,336
4.72%, 09/30/2022(j)	1,352	1,329	US LIBOR + 4.75%
US LIBOR + 3.75%			9.49%, 04/28/2022(j)	804	704
Petco Animal Supplies Inc, Term Loan B1			US LIBOR + 8.25%
4.38%, 01/26/2023(j)	4,989	3,923	First Data Corp, Term Loan
US LIBOR + 3.00%			3.56%, 07/08/2022(j)	3,241	3,241
PetSmart Inc, Term Loan B			US LIBOR + 2.25%
4.34%, 03/11/2022(j)	3,619	3,116	Greeneden US Holdings II LLC, Term Loan
US LIBOR + 3.00%			B
Rite Aid Corp, Term Loan 1			5.01%, 12/01/2023(j)	4,665	4,689
5.96%, 07/07/2020(j)	3,950	3,962	US LIBOR + 3.75%
US LIBOR + 4.75%			Infor US Inc, Term Loan B6
Rite Aid Corp, Term Loan 2			4.08%, 02/01/2022(j)	4,955	4,948
5.09%, 06/11/2021(j)	12,350	12,365	US LIBOR + 2.75%
US LIBOR + 3.88%			Informatica LLC, Term Loan B
Serta Simmons Bedding LLC, Term Loan			4.83%, 08/05/2022(j)	1,178	1,180
4.85%, 10/20/2023(j)	2,469	2,383	US LIBOR + 3.50%
US LIBOR + 3.50%			Kronos Inc/MA, Term Loan B
			4.90%, 11/01/2023(j)	1,787	1,795
			US LIBOR + 3.50%
			LANDesk Software Group Inc, Term Loan
			5.60%, 01/20/2024(j)	2,488	2,406
			MA FinanceCo LLC, Term Loan B
			4.06%, 04/19/2024(j)	1,032	1,033
			US LIBOR + 2.75%

See accompanying notes.

Consolidated Schedule of Investments Diversified Real Asset Fund November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Software (continued)			Telecommunications (continued)
MA FinanceCo LLC, Term Loan B2			Windstream Services LLC, Term Loan B6
3.85%, 11/19/2021(j)	$841	$841	5.27%, 03/29/2021(j)	$1,330	$1,251
US LIBOR + 2.50%			US LIBOR + 4.00%
Rackspace Hosting Inc, Term Loan					$63,842
4.38%, 11/03/2023(j)	2,806	2,801	Transportation - 0.11%
RP Crown Parent LLC, Term Loan B			CEVA Group PLC, Term Loan
4.35%, 10/12/2023(j)	2,978	2,995	6.50%, 03/19/2021(j)	371	353
US LIBOR + 3.50%			6.88%, 03/12/2021(j)	521	495
Seattle SpinCo Inc, Term Loan			US LIBOR + 5.50%
4.06%, 04/19/2024(j)	6,968	6,979	6.88%, 03/19/2021(j)	65	62
Sophia LP, Term Loan B			US LIBOR + 5.50%
4.58%, 09/30/2022(j)	4,964	4,961	CEVA Intercompany BV, Term Loan
US LIBOR + 3.25%			6.88%, 03/19/2021(j)	378	359
SS&C European Holdings Sarl, Term Loan			US LIBOR + 5.50%
B2			Commercial Barge Line Co, Term Loan B
3.60%, 07/08/2022(j)	176	177	10.10%, 11/12/2020(j)	925	560
US LIBOR + 2.25%			US LIBOR + 8.75%
SS&C Technologies Inc, Term Loan B1			HGIM Corp, Term Loan B
3.60%, 07/08/2022(j)	4,057	4,082	0.00%, 06/18/2020(a),(j)	2,165	780
US LIBOR + 2.25%			US LIBOR + 4.50%
Veritas US Inc, Term Loan B1			XPO Logistics Inc, Term Loan B
5.83%, 01/27/2023(j)	5,366	5,365	3.60%, 11/01/2021(j)	1,644	1,652
US LIBOR + 4.50%			US LIBOR + 2.25%
		$80,126			$4,261
Telecommunications - 1.59%			Trucking & Leasing - 0.18%
Avaya Inc, DIP Term Loan			Avolon TLB Borrower 1 US LLC, Term Loan
8.73%, 01/23/2018(j)	2,019	2,018	B2
US LIBOR + 7.50%			3.53%, 04/03/2022(j)	7,073	7,074
Avaya Inc, Term Loan			US LIBOR + 2.25%
0.00%, 11/08/2024(j),(k)	5,600	5,521
Avaya Inc, Term Loan B3			TOTAL SENIOR FLOATING RATE INTERESTS		$774,086
5.82%, 01/26/2018(j)	2,259	1,718	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 4.50%			AGENCY OBLIGATIONS - 17.97%	Amount (000's)	Value (000's)
Avaya Inc, Term Loan B6			U.S. Treasury - 3.21%
6.81%, 03/31/2018(j)	3,621	2,764	1.34%, 10/31/2019(f)	$25,400	$25,404
US LIBOR + 5.50%			3 Month Treasury Bill Index + 0.05%
Avaya Inc, Term Loan B7			1.35%, 07/31/2019(f),(l)	35,000	35,025
6.50%, 04/30/2020(j)	4,244	3,235	3 Month Treasury Bill Index + 0.06%

US LIBOR + 5.25%			1.36%, 04/30/2019(f),(m)	13,000	13,015
CenturyLink Inc, Term Loan B			3 Month Treasury Bill Index + 0.14%
2.75%, 01/31/2025(j)	5,898	5,644	1.43%, 01/31/2019(f)	49,000	49,091
US LIBOR + 2.75%			3 Month Treasury Bill Index + 0.28%
CommScope Inc, Term Loan B			1.46%, 10/31/2018(f),(l)	5,000	5,009
3.38%, 12/29/2022(j)	457	459	3 Month Treasury Bill Index + 0.17%

US LIBOR + 2.00%			2.88%, 03/31/2018	1,100	1,105
Cyxtera DC Holdings Inc, Term Loan					$128,649
8.63%, 03/14/2025(j)	948	958
			U.S. Treasury Bill - 3.72%
US LIBOR + 7.25%			1.04%, 12/07/2017(g)	54,000	53,991
Cyxtera DC Holdings Inc, Term Loan B			1.08%, 12/21/2017(g)	10,000	9,994
4.38%, 03/15/2024(j)	2,186	2,196	1.19%, 02/08/2018(g)	43,000	42,903
US LIBOR + 3.00%			1.29%, 04/12/2018(g)	42,500	42,298
Frontier Communications Corp, Term Loan					$149,186
5.09%, 05/31/2024(j)	3,094	2,943
			U.S. Treasury Inflation-Indexed Obligations - 11.04%
Intelsat Jackson Holdings SA, Term Loan B2	8,706	8,677	0.13%, 04/15/2020	13,985	13,923
4.21%,06/30/2019 (j)			0.13%, 04/15/2021	12,064	11,984
US LIBOR + 2.75%			0.13%, 01/15/2022	18,640	18,529
Intelsat Jackson Holdings SA, Term Loan B3
5.21%, 11/30/2023(j)	11,926	11,737	0.13%, 04/15/2022	13,361	13,239
			0.13%, 07/15/2022	8,313	8,275
US LIBOR + 3.75%			0.13%, 01/15/2023	25,924	25,629
Maxar Technologies Ltd, Term Loan B
4.10%, 07/05/2024(j)	3,250	3,262	0.13%, 07/15/2024	26,216	25,765
			0.13%, 07/15/2026	18,428	17,819
US LIBOR + 2.75%			0.25%, 01/15/2025	18,951	18,651
Sprint Communications Inc, Term Loan B
3.87%, 01/31/2024(j)	9,950	9,948	0.38%, 07/15/2023	19,476	19,541
			0.38%, 07/15/2025	18,644	18,524
US LIBOR + 2.50%			0.38%, 01/15/2027	15,138	14,860
West Corp, Term Loan
5.33%, 10/10/2024(j)	1,514	1,511	0.38%, 07/15/2027	15,483	15,227
			0.63%, 07/15/2021	24,344	24,769
US LIBOR + 4.00%			0.63%, 01/15/2024	14,567	14,759
			0.63%, 01/15/2026	14,152	14,248
			0.63%, 02/15/2043	3,998	3,775
			0.75%, 02/15/2042	15,665	15,291
			0.75%, 02/15/2045	14,079	13,604

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal			Portfolio Summary (unaudited)
AGENCY OBLIGATIONS (continued)	Amount (000's)	Value(000	's)	Sector	Percent
U.S. Treasury Inflation-Indexed Obligations (continued)				Government	24.43%
0.88%, 02/15/2047	$11,094	$11,080		Energy	14.79%
1.00%, 02/15/2046	5,459	5,611		Financial	13.58%
1.13%, 01/15/2021	12,892	13,263		Basic Materials	9.05%
1.25%, 07/15/2020	9,699	10,004		Utilities	8.14%
1.38%, 02/15/2044	11,956	13,332		Industrial	7.78%
1.75%, 01/15/2028	7,557	8,401		Consumer, Non-cyclical	6.50%
2.00%, 01/15/2026	7,518	8,388		Consumer, Cyclical	4.82%
2.13%, 02/15/2040	5,631	7,130		Communications	4.36%
2.13%, 02/15/2041	6,319	8,047		Technology	3.50%
2.38%, 01/15/2025	9,687	10,972		Investment Companies	2.50%
2.38%, 01/15/2027	5,179	6,001		Diversified	0.11%
2.50%, 01/15/2029	6,694	8,018		Purchased Interest Rate Swaptions	0.02%
3.38%, 04/15/2032	4,924	6,710		Purchased Options	0.00%
3.63%, 04/15/2028	6,408	8,323		Other Assets and Liabilities	0.42%
3.88%, 04/15/2029	6,139	8,269		TOTAL NET ASSETS	100.00%
		$441,961
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$719,796
TOTAL PURCHASED OPTIONS - 0.00%		$123
TOTAL PURCHASED INTEREST RATE SWAPTIONS -
0.02%		$1,011
Total Investments		$3,988,034
Other Assets and Liabilities - 0.42%		$16,938
TOTAL NET ASSETS - 100.00%		$4,004,972

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $65,587 or 1.64% of net assets.
(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(d)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $2,342 or 0.06% of net assets.
(e)	The value of these investments was determined using significant unobservable inputs.
(f)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.
(g)	Rate shown is the discount rate of the original purchase.
(h)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(j)	Rate information disclosed is based on an average weighted rate as of November 30, 2017.
(k)	This Senior Floating Rate Note will settle after November 30, 2017, at which time the interest rate will be determined.
(l)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $28,026 or 0.70% of net assets.
(m)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period,
the	value of these securities totaled $4,842 or 0.12% of net assets.

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Cengage Learning Holdings II Inc	03/31/2014	$376	$95	0.00%
Gymboree Corp/The	08/18/2017	223	357	0.01%
Millennium Health LLC	03/15/2016	—	—	0.00%
Millennium Health LLC	03/15/2016	—	—	0.00%
Millennium Health LLC	12/21/2015	206	6	0.00%
Southcross Holdings Borrower LP	04/29/2016	6	17	0.00%

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

Restricted Securities (continued)

Security Name			Acquisition Date						Cost	Value	Percent of Net Assets
Southcross Holdings Borrower LP, Term Loan B			04/29/2016 – 11/30/2017					$	33	$35	0.00%
Total										$510	0.01%

Amounts in thousands

Options

Purchased Options		Contracts/	Notional					Expiration	Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount		Exercise Price			Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - NZD versus USD	JP Morgan Chase	1	NZD	25,130		NZD	0.73	01/15/2018	$145	$4	$(141)
Put - EUR versus CHF	JP Morgan Chase	1	EUR	7,574		EUR	1.15	01/29/2018	77	29	(48)
Put - EUR versus USD	JP Morgan Chase	1	EUR	14,957		EUR	1.18	01/22/2018	149	67	(82)
Put - GBP versus USD	JP Morgan Chase	1	GBP	10,000		GBP	1.33	12/22/2017	120	23	(97)
Total									$491	$123	$(368)

Amounts in thousands except contracts/shares

Interest Rate Swaptions

			Pay/
			Receive
Purchased Swaptions	Floating Rate		Floating		Notional		Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate		Amount		Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 10 Year Interest	Barclays Bank PLC	6 Month	Receive	JPY	1,517,095			1.10% 06/30/2022	$206	$166	$(40)
Rate Swap		LIBOR
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Receive $		13,810			2.95% 08/23/2022	631	577	(54)
Rate Swap		LIBOR
Put - 30 Year Interest	Barclays Bank PLC	3 Month	Receive		335			2.68% 01/13/2021	31	31	—
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive		3,265			3.54% 06/18/2019	63	40	(23)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive		1,020			2.68% 01/13/2021	136	92	(44)
Rate Swap		LIBOR
Put - 30 Year Interest	Deutsche Bank AG	3 Month	Receive		3,285			3.04% 06/18/2019	137	105	(32)
Rate Swap		LIBOR
Total									$1,204	$1,011	$(193)

			Pay/
			Receive
Written Swaptions	Floating Rate		Floating		Notional		Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate		Amount		Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 10 Year Interest	Deutsche Bank AG	3 Month	Pay		$19,390		2.65%	08/23/2018	$(247)	$(235)	$12
Rate Swap		LIBOR
Total									$(247)	$(235)	$12

Amounts in thousands

Futures Contracts

Description and Expiration Date			Type		Contracts			Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Brent Crude; December 2018(a)			Long				196	$11,746	$		906
Brent Crude; February 2018(a)			Short				613	38,392			(680)
Brent Crude; March 2018(a)			Long				10	623			89
Canada 10 Year Bond; March 2018			Short				13	1,377			1
Cocoa; March 2018(a)			Short				291	5,963			133
Coffee 'C'; March 2018(a)			Short				74	3,566			(11)
Copper; March 2018(a)			Long				6	460			(3)
Corn; March 2018(a)			Long				770	13,696			148
Cotton No.2; March 2018(a)			Short				460	16,746			(616)
Euro Bund 10 Year Bund; December 2017			Short				9	1,743			—
Euro Buxl 30 Year Bond; December 2017			Long				8	1,592			8
Euro Schatz; December 2017			Short				88	11,751			(4)
Euro-Bobl 5 Year; December 2017			Short				174	27,236			45
Euro-BTP; December 2017			Short				17	2,850			(95)
Euro-Oat; December 2017			Short				36	6,797			1
Feeder Cattle; January 2018(a)			Long				252	19,426			88
Gold 100 oz; February 2018(a)			Long				76	9,703			(140)
Japan 10 Year Bond TSE; December 2017			Short				9	12,070			11
KC HRW Wheat; March 2018(a)			Short				126	2,718			(38)
See accompanying notes.							45

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Lean Hogs; February 2018(a)		Long	299	$8,345				$(92)
Live Cattle; December 2017(a)		Long	14	671				(15)
Live Cattle; February 2018 (a)		Long	374	18,696				(127)
LME Lead; December 2017(a)		Short	—	—				(1,464)
LME Lead; January 2018(a)		Short	292	18,042				(20)
LME Nickel; January 2018(a)		Short	—	—				(150)
LME Nickel; June 2018(a)		Long	46	3,090				213
LME PRI Alum; December 2017(a)		Short	—	—				1,512
LME PRI Alum; January 2018(a)		Long	126	6,424				(178)
LME PRI Alum; March 2018(a)		Long	198	10,165				(391)
LME Zinc; December 2017(a)		Short	—	—				2,068
LME Zinc; December 2018(a)		Long	22	1,710				42
LME Zinc; January 2018(a)		Short	35	2,763				106
LME Zinc; June 2018(a)		Short	—	—				927
Low Sulphur Gasoline; March 2018(a)		Long	197	11,012				(60)
Natural Gas; April 2018(a)		Short	158	4,530				1
Natural Gas; January 2018(a)		Long	127	3,842				(53)
Natural Gas; March 2018(a)		Long	557	16,704				(5)
NY Harb ULSD; January 2018(a)		Long	280	22,316				(551)
Palladium; March 2018(a)		Long	119	11,942				266
Platinum; January 2018 (a)		Long	235	11,074				124
Silver; March 2018(a)		Long	35	2,883				(116)
Soybean Meal; January 2018(a)		Short	36	1,175				4
Soybean Oil; January 2018(a)		Short	716	14,542				446
Soybean; January 2018(a)		Short	197	9,710				64
Sugar #11; March 2018(a)		Short	673	11,367				(274)
US 10 Year Note; March 2018		Long	39	4,838				(34)
US 10 Year Ultra Note; March 2018		Long	22	2,930				(19)
US 2 Year Note; March 2018		Long	47	10,077				(8)
US 5 Year Note; March 2018		Short	54	6,283				20
US Ultra Bond; March 2018		Short	152	25,061				268
Wheat; March 2018 (a)		Short	84	2,611				19
Wheat; March 2018 (a)		Long	260	5,629				(71)
WTI Crude; December 2018(a)		Long	508	27,940				1,291
WTI Crude; February 2018(a)		Long	613	35,217				575
WTI Crude; March 2018(a)		Long	24	1,378				(3)
Total								$4,158

Amounts in thousands except contracts

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset		Liability
Barclays Bank PLC	01/24/2018	AUD	41,674,000	$31,921	$31,504	$	— $	(417)
Barclays Bank PLC	01/24/2018	CAD	13,488,743	10,609	10,465		—	(144)
Barclays Bank PLC	01/24/2018	CHF	5,339,473	5,424	5,454		30	—
Barclays Bank PLC	01/24/2018	EUR	71,053,000	83,777	84,861		1,089	(5)
Barclays Bank PLC	01/24/2018	GBP	5,406,617	7,151	7,326		175	—
Barclays Bank PLC	01/24/2018	JPY	2,778,951,338	24,817	24,771		49	(95)
Barclays Bank PLC	01/24/2018	MXN	42,241,609	2,219	2,246		27	—
Barclays Bank PLC	01/24/2018	NOK	57,755,314	7,091	6,957		—	(134)
Barclays Bank PLC	01/24/2018	NZD	37,601,000	25,958	25,672		5	(291)
Barclays Bank PLC	01/24/2018	SEK	73,399,942	8,849	8,808		12	(53)
Barclays Bank PLC	02/14/2018	MXN	46,384,169	2,386	2,458		72	—
BNP Paribas	12/05/2017	GBP	800,000	1,061	1,082		21	—
Citigroup Inc	12/05/2017	GBP	1,639,000	2,170	2,217		47	—
Deutsche Bank AG	01/24/2018	BRL	20,107,980	6,210	6,109		—	(101)
Deutsche Bank AG	01/24/2018	EUR	23,473,000	27,947	28,035		143	(55)
Deutsche Bank AG	01/24/2018	HKD	69,124,838	8,865	8,858		—	(7)
Deutsche Bank AG	01/24/2018	JPY	1,499,649,587	13,484	13,367		—	(117)
Deutsche Bank AG	01/24/2018	KRW	1,944,183,150	1,773	1,788		15	—
Deutsche Bank AG	01/24/2018	NOK	70,491,202	8,959	8,491		—	(468)
Deutsche Bank AG	01/24/2018	NZD	14,779,724	10,303	10,091		—	(212)
Deutsche Bank AG	01/24/2018	RUB	375,504,876	6,366	6,377		11	—
Deutsche Bank AG	01/24/2018	SEK	28,619,533	3,548	3,434		—	(114)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Deutsche Bank AG	01/24/2018	TRY	6,877,761	$1,824	$1,729	$—	$(95)
Deutsche Bank AG	01/24/2018	ZAR	21,184,390	1,542	1,532	—	(10)
Deutsche Bank AG	02/14/2018	EUR	2,110,000	2,507	2,523	16	—
HSBC Securities Inc	12/05/2017	GBP	634,000	850	857	7	—
JPMorgan Chase	01/24/2018	AUD	31,124,382	23,994	23,529	—	(465)
JPMorgan Chase	01/24/2018	BRL	25,134,555	7,868	7,636	—	(232)
JPMorgan Chase	01/24/2018	CAD	20,308,812	15,950	15,756	—	(194)
JPMorgan Chase	01/24/2018	CHF	1,645,562	1,702	1,681	—	(21)
JPMorgan Chase	01/24/2018	CLP	791,781,900	1,276	1,224	—	(52)
JPMorgan Chase	01/24/2018	COP	3,741,830,000	1,260	1,235	—	(25)
JPMorgan Chase	01/24/2018	EUR	44,622,000	52,514	53,294	780	—
JPMorgan Chase	01/24/2018	GBP	9,358,000	12,381	12,680	299	—
JPMorgan Chase	01/24/2018	IDR	16,898,180,000	1,244	1,244	—	—
JPMorgan Chase	01/24/2018	INR	895,086,925	13,625	13,786	161	—
JPMorgan Chase	01/24/2018	JPY	4,199,068,600	37,213	37,429	256	(40)
JPMorgan Chase	01/24/2018	MXN	243,897,643	12,644	12,969	325	—
JPMorgan Chase	01/24/2018	NOK	72,239,768	8,855	8,702	—	(153)
JPMorgan Chase	01/24/2018	NZD	31,325,495	21,999	21,387	—	(612)
JPMorgan Chase	01/24/2018	RUB	445,900,368	7,665	7,572	—	(93)
JPMorgan Chase	01/24/2018	SEK	101,126,950	12,301	12,135	—	(166)
JPMorgan Chase	01/24/2018	SGD	1,712,861	1,270	1,271	1	—
JPMorgan Chase	01/24/2018	ZAR	86,706,864	6,199	6,271	72	—
Morgan Stanley & Co	02/14/2018	SEK	41,734,820	5,005	5,014	9	—
National Australia Bank	12/05/2017	NZD	83,000	57	57	—	—
Total						$3,622	$(4,371)
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Australia and New Zealand Banking	12/05/2017	JPY	5,000,000	$44	$44	$—	$—
Group
Australia and New Zealand Banking	12/05/2017	NZD	33,000	23	23	—	—
Group
Bank of America NA	12/05/2017	GBP	2,162,000	2,866	2,924	—	(58)
Bank of America NA	12/05/2017	NZD	11,109,000	7,596	7,593	3	—
Bank of America NA	01/04/2018	NZD	11,039,000	7,550	7,539	11	—
Barclays Bank PLC	12/05/2017	CAD	1,544,000	1,198	1,197	1	—
Barclays Bank PLC	12/05/2017	JPY	649,401,000	5,731	5,771	—	(40)
Barclays Bank PLC	01/24/2018	AUD	10,128,000	7,795	7,656	139	—
Barclays Bank PLC	01/24/2018	CAD	6,826,932	5,312	5,297	18	(3)
Barclays Bank PLC	01/24/2018	CHF	1,695,443	1,718	1,732	—	(14)
Barclays Bank PLC	01/24/2018	EUR	39,664,000	46,516	47,372	—	(856)
Barclays Bank PLC	01/24/2018	GBP	9,409,000	12,430	12,749	—	(319)
Barclays Bank PLC	01/24/2018	JPY	2,438,391,159	21,578	21,735	11	(168)
Barclays Bank PLC	01/24/2018	MXN	135,285,219	7,092	7,193	4	(105)
Barclays Bank PLC	01/24/2018	NOK	173,727,802	21,229	20,926	303	—
Barclays Bank PLC	01/24/2018	NZD	19,382,082	13,409	13,233	176	—
Barclays Bank PLC	01/24/2018	SEK	147,581,874	17,736	17,710	60	(34)
BNP Paribas	12/05/2017	GBP	710,000	943	960	—	(17)
Deutsche Bank AG	01/24/2018	AUD	5,732,896	4,426	4,334	92	—
Deutsche Bank AG	01/24/2018	BRL	40,379,519	12,282	12,268	16	(2)
Deutsche Bank AG	01/24/2018	CHF	8,220,315	8,487	8,397	90	—
Deutsche Bank AG	01/24/2018	CLP	1,916,517,100	3,026	2,962	64	—
Deutsche Bank AG	01/24/2018	COP	9,093,030,000	3,030	3,002	28	—
Deutsche Bank AG	01/24/2018	EUR	3,866,000	4,506	4,617	—	(111)
Deutsche Bank AG	01/24/2018	GBP	2,665,000	3,533	3,611	—	(78)
Deutsche Bank AG	01/24/2018	HKD	138,340,072	17,759	17,728	31	—
Deutsche Bank AG	01/24/2018	INR	811,573,960	12,407	12,500	—	(93)
Deutsche Bank AG	01/24/2018	JPY	593,607,923	5,318	5,291	27	—
Deutsche Bank AG	01/24/2018	KRW	6,378,376,080	5,644	5,866	—	(222)
Deutsche Bank AG	01/24/2018	RUB	205,895,250	3,525	3,497	28	—
Deutsche Bank AG	01/24/2018	TWD	92,543,756	3,065	3,095	—	(30)
Deutsche Bank AG	02/05/2018	JPY	1,297,323,000	11,640	11,571	69	—
Deutsche Bank AG	02/14/2018	EUR	2,025,000	2,420	2,421	—	(1)
Deutsche Bank AG	02/14/2018	MXN	44,739,023	2,385	2,370	15	—
Deutsche Bank AG	02/14/2018	SEK	20,922,444	2,507	2,514	—	(7)
Goldman Sachs & Co	02/05/2018	JPY	790,000	7	7	—	—
HSBC Securities Inc	12/05/2017	JPY	270,000	2	2	—	—
HSBC Securities Inc	01/04/2018	EUR	8,794,000	10,492	10,490	2	—
JPMorgan Chase	01/24/2018	AUD	49,784,254	38,337	37,635	702	—
JPMorgan Chase	01/24/2018	BRL	10,889,999	3,299	3,308	—	(9)
JPMorgan Chase	01/24/2018	CAD	6,625,280	5,254	5,140	114	—
JPMorgan Chase	01/24/2018	CHF	6,982,282	7,127	7,132	23	(28)
JPMorgan Chase	01/24/2018	EUR	105,450,261	124,614	125,943	1	(1,330)

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

										Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Contracts to Deliver			In Exchange For		Fair Value	Asset	Liability
JPMorgan Chase		01/24/2018		GBP	4,023,000			$5,317	$5,451	$—	$(134)
JPMorgan Chase		01/24/2018		IDR	41,224,960,000			3,010	3,034	—		(24)
JPMorgan Chase		01/24/2018		INR	198,062,069			3,007	3,051	—		(44)
JPMorgan Chase		01/24/2018		JPY	4,564,994,079			40,472	40,692	46	(266)
JPMorgan Chase		01/24/2018		KRW	3,387,000,000			3,000	3,115	—	(115)
JPMorgan Chase		01/24/2018		MXN	216,843,505			11,325	11,530	—	(205)
JPMorgan Chase		01/24/2018		NOK	42,403,088			5,133	5,108	28		(3)
JPMorgan Chase		01/24/2018		NZD	43,888,465			30,613	29,965	666		(18)
JPMorgan Chase		01/24/2018		RUB	373,690,969			6,145	6,346	—	(201)
JPMorgan Chase		01/24/2018		SEK	123,105,040			14,861	14,773	167		(79)
JPMorgan Chase		01/24/2018		SGD	4,127,161			3,032	3,063	—		(31)
JPMorgan Chase		01/24/2018		TRY	13,719,231			3,574	3,448	126		—
JPMorgan Chase		01/24/2018		ZAR	46,020,135			3,292	3,329	—		(37)
Morgan Stanley & Co		02/14/2018		EUR	4,220,000			5,005	5,046	—		(41)
National Australia Bank		12/05/2017		GBP	111,000			146	150	—		(4)
Royal Bank of Scotland PLC		12/05/2017		JPY	649,040,500			5,738	5,767	—		(29)
Standard Chartered Bank, Hong Kong		12/05/2017		GBP	32,000			42	43	—		(1)
UBS AG		12/05/2017		EUR	8,794,000			10,249	10,468	—	(219)
Westpac Banking Corp		01/04/2018		CAD	1,524,000			1,183	1,182	1		—
Total										$3,062	$(4,976)

Amounts in thousands except contracts

Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized		Upfront	Fair Value
Counterparty	Floating Rate Index	Rate	Rate	Frequency	Maturity Date		Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Asset	Liability
Barclays Bank	US CPI Urban	Receive	1.59%	Annual	09/13/2018		$12,807		$344	$—	$344	$—
PLC	Consumers
	NAS(CPURNSA)
Barclays Bank	US CPI Urban	Receive	2.07%	Annual	03/10/2018		7,960		400	—	400	—
PLC	Consumers
	NAS(CPURNSA)
Deutsche Bank	Eurostat Eurozone	Pay	1.97%	Annual	03/15/2047	EUR	995		3	—	3	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank	Eurostat Eurozone	Receive	1.47%	Annual	03/15/2027		995		12	—	12	—
AG	HICP Ex Tobacco
	Unrevised Series
	NSA
Deutsche Bank	UK RPI All Items	Receive	3.57%	Annual	03/15/2047	GBP	725		4	—	4	—
AG	NSA
Total							$		763	$—	$763	$—

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized		Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount		Appreciation/(Depreciation)	Payments/(Receipts)	Fair Value
3 Month LIBOR		Pay	1.94%	Semiannual	11/24/2019		$13,435		$(8)	$—		$(8)
3 Month LIBOR		Pay	1.88%	Semiannual	11/15/2019		13,435		(21)	—		(21)
3 Month LIBOR		Receive	2.17%	Quarterly	08/24/2027		700		16	—		16
3 Month LIBOR		Pay	1.73%	Semiannual	08/31/2046		910		(17)	(157)		(174)
6 Month GBP LIBOR		Receive	1.61%	Semiannual	02/15/2047	GBP	2,815		(18)	(16)		(34)
Eurostat Eurozone HICP Ex Tobacco		Receive	1.30%	Annual	09/29/2022	EUR	4,075		16	—		16
Unrevised Series NSA
Eurostat Eurozone HICP Ex Tobacco		Pay	1.75%	Annual	06/15/2047		1,340		(95)	(3)		(98)
Unrevised Series NSA
Eurostat Eurozone HICP Ex Tobacco		Pay	1.83%	Annual	05/15/2047		1,370		(51)	—		(51)
Unrevised Series NSA
HICP Ex Food and Energy		Pay	1.92%	Annual	11/15/2047		1,210		(14)	—		(14)
HICP Ex Food and Energy		Pay	1.94%	Annual	11/15/2047		580		(1)	—		(1)
HICP Ex Food and Energy		Pay	1.91%	Annual	11/15/2047		1,255		(17)	(1)		(18)
HICP Ex Food and Energy		Pay	1.29%	Annual	11/15/2022		8,030		(30)	—		(30)
HICP Ex Food and Energy		Pay	1.88%	Annual	07/15/2047		1,360		(40)	—		(40)
HICP Ex Food and Energy		Receive	1.26%	Annual	08/15/2022		4,095		24	1		25
ICE LIBOR GBP 6 Month		Pay	1.66%	Semiannual	09/28/2047	GBP	790		24	—		24

See accompanying notes.

Consolidated Schedule of Investments
Diversified Real Asset Fund
November 30, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized		Upfront
Floating Rate Index		Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)		Payments/(Receipts)			Fair Value
ICE LIBOR GBP 6 Month		Receive	1.34% Semiannual		11/28/2027	GBP	3,695	$24			$—		$24
ICE LIBOR GBP 6 Month		Receive	1.52% Semiannual		11/22/2047		1,485	26			—		26
ICE LIBOR JPY 6 Month		Pay	0.09% Semiannual		11/08/2022	JPY	624,725	(3)			—		(3)
ICE LIBOR JPY 6 Month		Receive	0.92% Semiannual		11/08/2047		106,020	8			—		8
ICE LIBOR JPY 6 Month		Receive	0.27% Semiannual		11/08/2027		298,780	7			—		7
ICE LIBOR JPY 6 Month		Pay	0.09% Semiannual		11/08/2022		624,725	(3)			—		(3)
NZFM New Zealand Bank Bill 3		Receive	3.07% Quarterly		09/08/2027	NZD	2,109	1			(1)		—
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.07% Quarterly		09/08/2027		2,088	1			(1)		—
Month FRA
NZFM New Zealand Bank Bill 3		Receive	3.06% Quarterly		09/08/2027		4,239	5			(2)		3
Month FRA
UK RPI All Items NSA		Pay	3.62%	Annual	02/15/2047	GBP	2,150	162			11		173
UK RPI All Items NSA		Receive	3.55%	Annual	11/15/2047		2,795	(97)			(1)		(98)
UK RPI All Items NSA		Pay	3.60%	Annual	11/15/2042		2,795	73			2		75
UK RPI All Items NSA		Pay	3.30%	Annual	10/15/2022		6,685	11			—		11
UK RPI All Items NSA		Pay	3.52%	Annual	11/15/2047		660	6			—		6
UK RPI All Items NSA		Pay	3.52%	Annual	02/15/2027		4,525	83			3		86
UK RPI All Items NSA		Receive	3.46%	Annual	11/15/2027		4,640	(53)			(1)		(54)
UK RPI All Items NSA		Receive	3.47%	Annual	09/15/2047		355	7			1		8
UK RPI All Items NSA		Receive	3.49%	Annual	08/15/2047		700	13			1		14
UK RPI All Items NSA		Receive	3.47%	Annual	10/15/2047		720	14			—		14
UK RPI All Items NSA		Pay	3.40%	Annual	08/15/2022		6,710	(4)			(1)		(5)
UK RPI All Items NSA		Pay	3.55%	Annual	11/15/2032		4,640	76			2		78
UK RPI All Items NSA		Pay	3.37%	Annual	06/15/2022		6,870	(23)			(3)		(26)
UK RPI All Items NSA		Pay	3.38%	Annual	09/15/2027		1,545	—			—		—
US CPI Urban Consumers		Receive	2.11%	Annual	11/09/2019		$24,530	(29)			1		(28)
NAS(CPURNSA)
Total								$73			$(165)		$(92)

Amounts in thousands

Total Return Swaps

			Pay/Receive								Value and Unrealized
			Positive	Financing		Payment	Expiration	Notional	Upfront		Appreciation/(Depreciation)
Counterparty	Reference Entity	Contracts	Return	Rate		Frequency	Date	Amount	Payments/(Receipts)			Asset	Liability
M3 Capital	Bloomberg	75,226	Receive	.99%	Monthly		12/20/2017	$30,175		$—	$	— $	(252)
Partners	Commodity
	Index 2 Month
	Forward Total
	Return (a)
M3 Capital	Bloomberg	419,698	Receive	.91%	Monthly		12/20/2017	73,973		—		—	(648)
Partners	Commodity
	Index Total
	Return (a)
M3 Capital	Macquarie	243,416	Receive	.29%		Annual	12/04/2017	24,597		—		—	(138)
Partners	Commodity
	Product 251E(a)
Merrill Lynch	Bloomberg	536,743	Receive	.92%	Monthly		12/20/2017	94,603		—		—	(829)
	Commodity
	Index Total
	Return (a)
Merrill Lynch	BofA Merrill	257,654	Receive	.46%		Annual	12/04/2017	27,407		—		—	(448)
	Lynch
	Commodity
	MLBXCS3E
	Excess Return
	Strategy(a)
Total										$—	$	— $	(2,315)

Amounts in thousands except contracts

(a)	All or a portion of this security is owned by the DRA Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 15.87%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 3.39%			BONDS (continued)	Amount (000's) Value (000's)
PowerShares Senior Loan Portfolio	15,500	$357	Telecommunications (continued)
			GTT Communications Inc
Money Market Funds - 12.48%			7.88%, 12/31/2024(a)	$90	$95
BlackRock Liquidity Funds FedFund Portfolio	1,312,244	1,312	Intelsat Jackson Holdings SA
			8.00%, 02/15/2024(a)	40	42
TOTAL INVESTMENT COMPANIES		$1,669	Sprint Corp
	Principal		7.88%, 09/15/2023	80	86
BONDS - 16.57%	Amount (000's)	Value (000's)			$262
Chemicals - 2.37%			TOTAL BONDS		$1,742
Consolidated Energy Finance SA			SENIOR FLOATING RATE INTERESTS -	Principal
5.07%, 06/15/2022(a)	$250	$249	75.10%	Amount (000's) Value (000's)
3 Month LIBOR + 3.75%			Automobile Manufacturers - 2.72%
			Navistar Inc, Term Loan B
Diversified Financial Services - 2.27%			4.75%, 11/01/2024(d)	$285	$286
Ally Financial Inc			US LIBOR + 3.50%
5.75%, 11/20/2025	90	99
Credit Acceptance Corp			Automobile Parts & Equipment - 1.54%
7.38%, 03/15/2023	110	115	American Axle & Manufacturing Inc, Term
E*TRADE Financial Corp			Loan B
5.30%, 12/31/2049(b),(c)	25	25	3.60%, 03/08/2024(d)	162	162
3 Month LIBOR + 3.16%			US LIBOR + 2.25%
		$239
Gas - 0.98%			Beverages - 0.81%
NGL Energy Partners LP / NGL Energy			Arterra Wines Canada Inc, Term Loan B1
Finance Corp			4.04%, 12/15/2023(d)	84	85
7.50%, 11/01/2023	100	103	US LIBOR + 2.75%

Healthcare - Products - 0.67%			Chemicals - 3.22%
Universal Hospital Services Inc			A Schulman Inc, Term Loan B
7.63%, 08/15/2020	70	70	4.51%, 06/01/2022(d)	71	71
			US LIBOR + 3.25%
Insurance - 2.34%			Aruba Investments Inc, Term Loan B
Catlin Insurance Co Ltd			4.69%, 02/02/2022(d)	98	98
4.33%, 07/29/2049(a),(c)	160	153	US LIBOR + 3.25%
3 Month LIBOR + 2.98%			Emerald Performance Materials LLC, Term
Liberty Mutual Group Inc			Loan
4.22%, 03/07/2067(a)	95	93	9.10%, 08/01/2022(d)	170	170
3 Month LIBOR + 2.91%			US LIBOR + 6.75%
		$246			$339
Machinery - Diversified - 0.91%			Commercial Services - 5.50%
Cloud Crane LLC			Garda World Security Corp, Term Loan B
10.13%, 08/01/2024(a)	85	96	5.47%, 05/24/2024(d)	96	96
			US LIBOR + 3.50%
Media - 0.87%			Prime Security Services Borrower LLC, Term
DISH DBS Corp			Loan B
5.88%, 11/15/2024	90	91	4.10%, 05/02/2022(d)	109	110
			US LIBOR + 2.75%
Mining - 0.29%			Team Health Holdings Inc, Term Loan B
Northwest Acquisitions ULC / Dominion			4.10%, 02/06/2024(d)	170	166
Finco Inc			US LIBOR + 2.75%
7.13%, 11/01/2022(a)	30	31	TMS International Corp, Term Loan B
			4.25%, 08/09/2024(d)	205	206
Miscellaneous Manufacturers - 0.62%			US LIBOR + 3.00%
Bombardier Inc					$578
7.50%, 03/15/2025(a)	65	65	Computers - 2.30%
			Dell International LLC, Term Loan B
Oil & Gas - 1.91%			3.35%, 09/07/2023(d)	177	177
Continental Resources Inc/OK			US LIBOR + 2.00%
4.50%, 04/15/2023	100	102	McAfee LLC, Term Loan B
MEG Energy Corp			5.83%, 09/27/2024(d)	65	65
6.50%, 01/15/2025(a)	50	49	US LIBOR + 4.50%
Whiting Petroleum Corp					$242
5.75%, 03/15/2021	50	50	Consumer Products - 1.78%
		$201	Prestige Brands Inc, Term Loan B4
Real Estate - 0.85%			4.10%, 01/20/2024(d)	186	187
Crescent Communities LLC/Crescent			US LIBOR + 2.75%
Ventures Inc
8.88%, 10/15/2021(a)	84	89	Distribution & Wholesale - 0.95%
			Beacon Roofing Supply Inc, Term Loan B
Telecommunications - 2.49%			0.00%, 10/11/2024(d),(e)	100	100
Frontier Communications Corp			US LIBOR + 2.25%
11.00%, 09/15/2025	50	39

See accompanying notes.

Schedule of Investments
Dynamic Floating Rate High Income Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Diversified Financial Services - 3.09%			Lodging - 3.07%
Delos Finance Sarl, Term Loan B			Caesars Growth Properties Holdings LLC,
3.33%, 10/06/2023(d)	$145	$146	Term Loan
US LIBOR + 2.00%			0.00%, 10/02/2024(d),(e)	$205	$206
Russell Investments US Institutional Holdco			US LIBOR + 2.75%
Inc, Term Loan B			Golden Nugget Inc/NV, Term Loan
5.60%, 06/01/2023(d)	178	179	4.60%, 10/04/2023(d)	20	20
US LIBOR + 5.75%			US LIBOR + 3.25%
		$325	Hilton Worldwide Finance LLC, Term Loan
Electric - 0.83%			B2
Dynegy Inc, Term Loan C1			3.33%, 10/25/2023(d)	96	97
4.60%, 02/07/2024(d)	86	87	US LIBOR + 2.00%
US LIBOR + 3.25%					$323
			Media - 2.55%
Entertainment - 3.37%			Unitymedia Finance LLC, Term Loan B
CCM Merger Inc, Term Loan B			3.50%, 09/08/2025(d)	95	95
4.10%, 08/08/2021(d)	88	88	US LIBOR + 2.25%
US LIBOR + 2.75%			Univision Communications Inc, Term Loan
Lions Gate Entertainment Corp, Term Loan			C5
B			4.10%, 03/15/2024(d)	175	173
4.35%, 10/13/2023(d)	67	67	US LIBOR + 2.75%
US LIBOR + 3.00%					$268
WMG Acquisition Corp, Term Loan D			Oil & Gas - 5.36%
3.83%, 11/01/2023(d)	199	199	California Resources Corp, Term Loan
US LIBOR + 2.50%			0.00%, 11/14/2022(d),(e)	205	201
		$354	US LIBOR + 4.75%
Food - 3.27%			11.46%, 12/31/2021(d)	95	103
B&G Foods Inc, Term Loan B			US LIBOR + 10.38%
3.35%, 11/02/2022(d)	148	149	Chesapeake Energy Corp, Term Loan 1.5
US LIBOR + 2.00%			8.95%, 08/17/2021(d)	185	197
Post Holdings Inc, Term Loan B			US LIBOR + 7.50%
3.60%, 05/17/2024(d)	195	195	Seadrill Operating LP, Term Loan B
US LIBOR + 2.25%			4.33%, 02/12/2021(d)	82	63
		$344	US LIBOR + 3.00%
Forest Products & Paper - 0.70%					$564
Caraustar Industries Inc, Term Loan			Packaging & Containers - 4.06%
6.83%, 03/14/2022(d)	74	74	Berry Global Inc, Term Loan M
US LIBOR + 5.50%			3.56%, 10/01/2022(d)	94	94
			US LIBOR + 2.25%
Healthcare - Products - 2.49%			Coveris Holdings SA, Term Loan
DJO Finance LLC, Term Loan B			5.58%, 06/29/2022(d)	143	143
4.59%, 06/08/2020(d)	94	93	US LIBOR + 4.25%
US LIBOR + 3.25%			Flex Acquisition Co Inc, Term Loan
Kinetic Concepts Inc, Term Loan B			4.34%, 12/29/2023(d)	94	95
4.58%, 02/02/2024(d)	170	169	US LIBOR + 3.00%
US LIBOR + 3.25%			Reynolds Group Holdings Inc, Term Loan B
		$262	4.10%, 02/05/2023(d)	94	95
Healthcare - Services - 3.96%			US LIBOR + 2.75%
Acadia Healthcare Co Inc, Term Loan B2					$427
3.99%, 02/16/2023(d)	121	121	REITs - 2.73%
US LIBOR + 2.75%			Americold Realty Operating Partnership LP,
MPH Acquisition Holdings LLC, Term Loan			Term Loan B
B			5.10%, 12/01/2022(d)	45	45
4.33%, 06/07/2023(d)	170	170	US LIBOR + 3.75%
US LIBOR + 3.00%			GEO Group Inc/The, Term Loan B
Radnet Management Inc, Term Loan B1			3.57%, 03/15/2024(d)	94	95
5.13%, 06/30/2023(d)	124	125	US LIBOR + 2.25%
US LIBOR + 3.75%			iStar Inc, Term Loan B
		$416	4.26%, 10/01/2021(d)	53	53
Insurance - 1.90%			US LIBOR + 3.75%
Asurion LLC, Term Loan B2			MGM Growth Properties Operating
7.35%, 08/04/2025(d)	195	200	Partnership LP, Term Loan B
US LIBOR + 6.00%			3.60%, 04/25/2023(d)	93	94
			US LIBOR + 2.25%
Leisure Products & Services - 3.12%					$287
ClubCorp Holdings Inc, Term Loan B			Retail - 4.27%
4.59%, 08/16/2024(d)	185	186	Academy Ltd, Term Loan B
US LIBOR + 3.25%			5.31%, 07/01/2022(d)	123	99
Intrawest Resorts Holdings Inc, Term Loan			US LIBOR + 4.00%
B1			JC Penney Corp Inc, Term Loan B
4.60%, 07/31/2024(d)	141	142	5.73%, 06/23/2023(d)	95	87
US LIBOR + 3.25%			US LIBOR + 4.25%
		$328

See accompanying notes.

		Schedule of Investments
	Dynamic Floating Rate High Income Fund
		November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's)	Value (000's)
Retail (continued)
KFC Holding Co, Term Loan B
3.28%, 06/16/2023(d)	$118	$119
US LIBOR + 2.00%
Michaels Stores Inc, Term Loan B1
4.07%, 01/27/2023(d)	145	144
US LIBOR + 2.75%
		$449
Semiconductors - 0.98%
Micron Technology Inc, Term Loan B
3.39%, 04/26/2022(d)	102	103
US LIBOR + 2.00%

Software - 1.44%
Evergreen Skills Lux Sarl, Term Loan
4.09%, 05/01/2021(d)	150	151
US LIBOR + 4.75%

Telecommunications - 9.09%
Avaya Inc, Term Loan B-EXIT
0.00%, 11/08/2024(d),(e)	295	291
US LIBOR + 4.75%
GTT Communications Inc, Term Loan B
4.62%, 01/09/2024(d)	69	69
US LIBOR + 3.25%
Level 3 Parent LLC, Term Loan B
3.65%, 02/22/2024(d)	95	95
US LIBOR + 2.25%
Maxar Technologies Ltd, Term Loan B
4.10%, 07/05/2024(d)	280	281
US LIBOR + 2.75%
Telenet Financing USD LLC, Term Loan AI
4.00%, 06/02/2025(d)	145	145
US LIBOR + 2.75%
West Corp, Term Loan
5.35%, 10/10/2024(d)	75	75
US LIBOR + 4.00%
		$956
TOTAL SENIOR FLOATING RATE INTERESTS		$7,897
Total Investments		$11,308
Other Assets and Liabilities - (7.54)%		$(793)
TOTAL NET ASSETS - 100.00%		$10,515

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $962 or 9.15% of net assets.
(b)	Security purchased on a when-issued basis.
(c)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(d)	Rate information disclosed is based on an average weighted rate as of November 30, 2017.
(e)	This Senior Floating Rate Note will settle after November 30, 2017, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Cyclical	19.05%
Consumer, Non-cyclical	18.46%
Investment Companies	15.87%
Communications	14.99%
Financial	13.18%
Energy	7.28%
Basic Materials	6.59%
Industrial	5.59%
Technology	4.73%
Utilities	1.80%
Other Assets and Liabilities	(7.54)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments EDGE MidCap Fund November 30, 2017 (unaudited)

COMMON STOCKS - 97.80%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value(000	's)
Airlines - 2.72%			Retail - 4.05%
Alaska Air Group Inc	182,444	$12,620	Chipotle Mexican Grill Inc (a)	18,821	$5,729
			Lululemon Athletica Inc (a)	194,368	13,014
Automobile Parts & Equipment - 2.73%					$18,743
Autoliv Inc	98,864	12,647	Savings & Loans - 2.83%
			Washington Federal Inc	376,224	13,093
Banks - 3.52%
Cullen/Frost Bankers Inc	165,905	16,327	Semiconductors - 2.64%
			Microchip Technology Inc	140,815	12,249
Beverages - 1.01%
Dr Pepper Snapple Group Inc	51,870	4,678	Software - 7.82%
			Black Knight Inc (a)	388,881	17,461
Chemicals - 4.34%			Fair Isaac Corp	102,949	16,169
FMC Corp	38,960	3,678	j2 Global Inc	34,124	2,575
HB Fuller Co	290,433	16,430			$36,205
		$20,108	Toys, Games & Hobbies - 2.64%
Commercial Services - 1.62%			Hasbro Inc	131,314	12,215
Aaron's Inc	198,626	7,492
			Transportation - 5.09%
Consumer Products - 2.06%			Expeditors International of Washington Inc	221,985	14,381
Avery Dennison Corp	83,788	9,562	Kirby Corp (a)	136,184	9,165
					$23,546
Diversified Financial Services - 2.78%			TOTAL COMMON STOCKS		$453,168
FNF Group	318,250	12,876	INVESTMENT COMPANIES - 2.00%	Shares Held	Value(000	's)
			Money Market Funds - 2.00%
Electric - 6.65%			Morgan Stanley Institutional Liquidity Funds -	9,279,286	9,279
Eversource Energy	239,394	15,524	Government Portfolio
WEC Energy Group Inc	220,112	15,296
		$30,820	TOTAL INVESTMENT COMPANIES		$9,279
Electrical Components & Equipment - 3.50%			Total Investments		$462,447
Energizer Holdings Inc	215,420	9,894	Other Assets and Liabilities - 0.20%		$925
Littelfuse Inc	31,155	6,321	TOTAL NET ASSETS - 100.00%		$463,372
		$16,215
Electronics - 2.74%
Arrow Electronics Inc (a)	157,423	12,709	(a) Non-income producing security

Environmental Control - 2.27%
Waste Connections Inc	153,120	10,539
			Portfolio Summary (unaudited)
Food - 1.74%			Sector		Percent
B&G Foods Inc	208,370	8,064	Financial		21.62%
			Industrial		17.21%
Hand & Machine Tools - 3.61%			Consumer, Non-cyclical		16.68%
Lincoln Electric Holdings Inc	138,091	12,586	Consumer, Cyclical		14.99%
Snap-on Inc	24,419	4,137	Technology		10.46%
		$16,723	Utilities		6.65%
Healthcare - Products - 7.51%			Energy		5.85%
Teleflex Inc	68,732	18,250	Basic Materials		4.34%
Varex Imaging Corp (a)	215,143	7,975	Investment Companies		2.00%
Varian Medical Systems Inc (a)	76,639	8,564	Other Assets and Liabilities		0.20%
		$34,789	TOTAL NET ASSETS		100.00%
Healthcare - Services - 2.74%
Universal Health Services Inc	117,339	12,714

Housewares - 1.48%
Tupperware Brands Corp	108,965	6,878

Insurance - 2.99%
Markel Corp (a)	12,528	13,867

Office Furnishings - 1.37%
HNI Corp	181,882	6,366

Oil & Gas - 5.85%
Cimarex Energy Co	109,160	12,675
Helmerich & Payne Inc	41,387	2,424
HollyFrontier Corp	270,094	12,014
		$27,113
REITs - 9.50%
Alexandria Real Estate Equities Inc	81,984	10,417
Digital Realty Trust Inc	110,038	12,841
Omega Healthcare Investors Inc	365,313	9,809
Tanger Factory Outlet Centers Inc	437,019	10,943
		$44,010

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS - 38.90%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.03%			Automobile Parts & Equipment (continued)
Dentsu Inc	9,500	$431	NOK Corp	14,400	$352
Gendai Agency Inc	3,700	18	Nokian Renkaat OYJ	30,647	1,338
Omnicom Group Inc (a)	3,787	271	Rheinmetall AG	3,278	418
Relia Inc	10,900	123	Showa Corp	19,420	237
		$843	Sumitomo Electric Industries Ltd	29,123	511
Aerospace & Defense - 1.04%			Sumitomo Riko Co Ltd	13,900	147
Arconic Inc (a)	116,122	2,858	Sumitomo Rubber Industries Ltd	61,100	1,118
Boeing Co/The	853	236	Tokai Rika Co Ltd	17,500	366
Cobham PLC (b)	249,329	429	Toyo Tire & Rubber Co Ltd	41,968	864
IHI Corp	6,080	190	Toyoda Gosei Co Ltd	12,600	316
Jamco Corp	5,850	152	Toyota Industries Corp	5,942	371
Leonardo SpA	29,313	350			$17,681
Lockheed Martin Corp	2,484	793	Banks - 2.12%
Northrop Grumman Corp (a)	6,437	1,979	Banco Bilbao Vizcaya Argentaria SA	63,543	545
Orbital ATK Inc	49,115	6,480	Banco Santander SA	182,033	1,226
Raytheon Co (a)	5,529	1,057	Bank of America Corp	120,783	3,402
Rockwell Collins Inc (a)	89,314	11,816	Bank of Ireland Group PLC (b)	72,380	564
Ste Industrielle d'Aviation Latecoere SA (b)	139,748	911	Bank of Kyoto Ltd/The	1,500	77
Thales SA	2,835	286	Bank of New York Mellon Corp/The (a)	46,080	2,522
Ultra Electronics Holdings PLC	29,551	512	Bank of Nova Scotia/The	18,400	1,162
United Technologies Corp	1,835	223	Bank of the Ozarks	7,194	347
Zodiac Aerospace	30,234	889	Barclays PLC	102,079	266
		$29,161	BB&T Corp	4,005	198
Agriculture - 0.35%			BNP Paribas SA	6,308	478
Altria Group Inc (a)	37,445	2,540	BOC Hong Kong Holdings Ltd	40,000	204
Archer-Daniels-Midland Co	34,266	1,367	Capital Bank Financial Corp	14,386	601
Bunge Ltd	69,756	4,667	Capital One Financial Corp (a)	28,844	2,653
Philip Morris International Inc (a)	7,204	740	China Construction Bank Corp	540,000	474
Swedish Match AB	11,543	437	Citigroup Inc	116,202	8,774
		$9,751	Citizens Financial Group Inc	8,088	329
Airlines - 0.22%			Comerica Inc (a)	7,689	641
American Airlines Group Inc	38,991	1,969	Credit Suisse Group AG ADR(b)	34,253	579
Delta Air Lines Inc (a)	6,402	339	Danske Bank A/S	16,717	624
Japan Airlines Co Ltd	41,600	1,526	DBS Group Holdings Ltd	31,500	574
JetBlue Airways Corp (b)	58,600	1,258	DNB ASA	64,856	1,181
Southwest Airlines Co (a)	19,631	1,191	Erste Group Bank AG (b)	11,618	509
		$6,283	First Citizens BancShares Inc/NC	1,259	537
Apparel - 0.36%			First Republic Bank/CA	9,799	936
Adidas AG	10,492	2,192	Goldman Sachs Group Inc/The	2,176	539
Hermes International	769	405	IBERIABANK Corp	74,859	5,820
LVMH Moet Hennessy Louis Vuitton SE	4,324	1,260	ICICI Bank Ltd ADR	39,604	378
NIKE Inc	88,344	5,338	Japan Post Bank Co Ltd	19,700	251
Sanyo Shokai Ltd	6,700	126	JPMorgan Chase & Co	3,934	411
Under Armour Inc - Class C (b)	69,540	830	M&T Bank Corp	17,473	2,952
		$10,151	Macquarie Group Ltd	10,395	780
Automobile Manufacturers - 0.30%			MainSource Financial Group Inc	402	16
General Motors Co	30,184	1,301	Mediobanca SpA	31,117	359
Hino Motors Ltd	21,880	270	Mitsubishi UFJ Financial Group Inc	249,893	1,781
Honda Motor Co Ltd	28,320	946	Mizuho Financial Group Inc	708,600	1,289
Hyundai Motor Co	1,156	175	Oversea-Chinese Banking Corp Ltd	76,100	704
Mitsubishi Motors Corp	48,740	344	Park Sterling Corp	6,455	83
			PNC Financial Services Group Inc/The (a)	23,853	3,352
PACCAR Inc	17,423	1,225	Regions Financial Corp (a)	65,584	1,088
Peugeot SA	39,732	821
Subaru Corp	31,000	1,022	Resona Holdings Inc	55,700	297
Suzuki Motor Corp	10,500	568	San-In Godo Bank Ltd/The	7,900	72
Volkswagen AG	8,101	1,681	Sberbank of Russia PJSC	135,517	519
			Shinsei Bank Ltd	2,800	45
		$8,353	Standard Chartered PLC (b)	75,782	756
Automobile Parts & Equipment - 0.63%			State Bank of India Ltd	3,797	186
Aisan Industry Co Ltd	12,300	140	State Street Corp (a)	18,581	1,772
Aisin Seiki Co Ltd	19,200	1,033	Sumitomo Mitsui Financial Group Inc	20,300	828
Allison Transmission Holdings Inc	22,442	921	Sumitomo Mitsui Trust Holdings Inc	11,720	436
BorgWarner Inc	3,581	199	SunTrust Banks Inc (a)	25,707	1,584
Daikyonishikawa Corp	11,280	190	Suruga Bank Ltd	35,700	771
Delphi Automotive PLC (a)	11,579	1,212
			Tochigi Bank Ltd/The	22,000	95
Denso Corp	17,400	983	Tokyo TY Financial Group Inc	4,023	108
Exedy Corp	8,300	249	Toronto-Dominion Bank/The	15,000	852
Keihin Corp	15,500	306	Toronto-Dominion Bank/The	4,800	273
Koito Manufacturing Co Ltd	13,100	910	UBS Group AG (b)	20,757	359
Lear Corp (a)	17,265	3,123
			United Overseas Bank Ltd	23,100	450
Magna International Inc	17,500	982	US Bancorp	1,548	85
NGK Insulators Ltd	26,990	518	Wells Fargo & Co (a)	15,855	895
NGK Spark Plug Co Ltd	26,506	616
Nissin Kogyo Co Ltd	13,300	261			$59,589

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Beverages - 0.22%			Chemicals (continued)
Asahi Group Holdings Ltd	20,700	$1,052	RPM International Inc	21,435	$1,135
Coca-Cola Amatil Ltd	107,060	645	Sherwin-Williams Co/The	2,876	1,149
Coca-Cola Co/The	25,102	1,149	Shin-Etsu Chemical Co Ltd	23,074	2,431
Constellation Brands Inc	420	91	Sumitomo Chemical Co Ltd	33,762	237
Diageo PLC	45,691	1,580	Tokai Carbon Co Ltd	16,100	172
Heineken NV	3,891	396	Tokyo Ohka Kogyo Co Ltd	4,150	175
Hite Jinro Co Ltd	10,129	221	Tosoh Corp	21,700	482
PepsiCo Inc	2,568	299	Westlake Chemical Corp	6,373	624
Refresco Group NV (c)	12,083	285	Yara International ASA	3,462	154
Suntory Beverage & Food Ltd	11,300	489			$58,327
		$6,207	Coal - 0.01%
Biotechnology - 0.50%			China Shenhua Energy Co Ltd	125,000	309
Alexion Pharmaceuticals Inc (a),(b)	11,403	1,252
Biogen Inc (a),(b)	6,780	2,184	Commercial Services - 1.44%
Celgene Corp (a),(b)	3,241	327	Adecco Group AG (b)	11,746	889
Exact Sciences Corp (b)	19,525	1,161	Altech Corp	2,100	71
Illumina Inc (a),(b)	1,156	266	AMERCO	4,141	1,535
Incyte Corp (a),(b)	3,554	352	Automatic Data Processing Inc	1,560	179
Ionis Pharmaceuticals Inc (b)	6,190	344	Benesse Holdings Inc	4,220	149
Puma Biotechnology Inc (b)	54,310	5,751	Bureau Veritas SA	13,458	357
Regeneron Pharmaceuticals Inc (a),(b)	2,785	1,008	Capella Education Co	295	25
United Therapeutics Corp (a),(b)	11,828	1,538	Cimpress NV (b)	1,766	215
		$14,183	Cintas Corp	10,185	1,603
Building Materials - 0.51%			CoStar Group Inc (b)	6,967	2,125
Boral Ltd	89,907	514	Everi Holdings Inc (a),(b)	443,546	3,615
CEMEX Holdings Philippines Inc (b),(c)	1,388,200	120	JAC Recruitment Co Ltd	5,600	113
Cemex SAB de CV ADR(b)	387,460	2,941	Kroton Educacional SA	100,500	555
China Resources Cement Holdings Ltd	838,000	555	Localiza Rent a Car SA	24,000	147
Cie de Saint-Gobain	8,774	500	Macquarie Infrastructure Corp (a)	159,473	10,649
CRH PLC	14,326	495	ManpowerGroup Inc (a)	23,208	2,991
Geberit AG	1,056	460	Moody's Corp (a)	10,634	1,615
LafargeHolcim Ltd (b)	5,889	323	Nets A/S (b),(c)	40,572	1,063
Lennox International Inc	10,680	2,240	New Oriental Education & Technology Group	1,913	162
Martin Marietta Materials Inc	11,165	2,327	Inc ADR
Masco Corp (a)	44,646	1,916	Outsourcing Inc	6,065	107
Sanwa Holdings Corp	17,900	237	PayPal Holdings Inc (b)	22,263	1,686
Sika AG	100	774	Persol Holdings Co Ltd	4,900	115
Taiheiyo Cement Corp	4,975	205	Prestige International Inc	9,100	115
Wienerberger AG	15,984	363	QinetiQ Group PLC	76,141	223
Xinyi Glass Holdings Ltd	231,100	282	Randstad Holding NV	20,125	1,238
		$14,252	Recruit Holdings Co Ltd	42,300	997
Chemicals - 2.07%			Rent-A-Center Inc/TX	5,032	57
Air Products & Chemicals Inc (a)	35,565	5,798	S&P Global Inc (a)	12,047	1,993
Arkema SA	7,214	883	Secom Co Ltd	25,000	1,873
Axalta Coating Systems Ltd (b)	29,896	947	ServiceMaster Global Holdings Inc (b)	14,177	693
Brenntag AG	12,012	748	SGS SA	377	934
Calgon Carbon Corp	11,293	244	Sohgo Security Services Co Ltd	2,110	117
CF Industries Holdings Inc	19,114	716	Square Inc (b)	4,140	162
Denka Co Ltd	5,340	198	Strike Co Ltd	1,000	44
DIC Corp	5,194	195	TechnoPro Holdings Inc	6,670	335
DowDuPont Inc	1,512	109	Toppan Forms Co Ltd	15,500	169
Eastman Chemical Co	30,604	2,827	TransUnion (b)	6,530	363
EMS-Chemie Holding AG	1,070	714	Transurban Group	41,004	390
FMC Corp	41,513	3,919	Vantiv Inc (b)	12,417	931
GCP Applied Technologies Inc (b)	34,117	1,117			$40,600
Hitachi Chemical Co Ltd	41,700	1,103	Computers - 1.16%
Huntsman Corp	68,533	2,190	Accenture PLC - Class A (a)	15,456	2,288
International Flavors & Fragrances Inc (a)	8,670	1,348	Apple Inc (a)	49,602	8,524
JSR Corp	23,600	454	Atos SE	8,433	1,246
Kanto Denka Kogyo Co Ltd	13,200	151	Barracuda Networks Inc (b)	1,670	46
KH Neochem Co Ltd	7,375	176	Cognizant Technology Solutions Corp (a)	21,898	1,583
Kuraray Co Ltd	33,500	647	Dell Technologies Inc Class V (b)	150,268	11,757
Linde AG (b)	2,737	635	Ferrotec Holdings Corp	16,100	319
LyondellBasell Industries NV (a)	9,421	986	ForeScout Technologies Inc (b)	300	7
Mitsubishi Gas Chemical Co Inc	21,600	606	Fortinet Inc (a),(b)	24,598	1,035
Monsanto Co	156,109	18,474	Fujitsu Ltd	153,780	1,152
Mosaic Co/The	34,357	835	HP Inc (a)	29,070	623
Nippon Paint Holdings Co Ltd	9,000	277	Inventec Corp	612,000	461
Nippon Shokubai Co Ltd	2,960	207	Melco Holdings Inc	3,410	113
Nissan Chemical Industries Ltd	13,800	554	NetApp Inc (a)	5,943	336
Nitto Denko Corp	10,000	990	Obic Co Ltd	3,600	250
Platform Specialty Products Corp (b)	63,089	628	SCSK Corp	11,150	489
Praxair Inc (a),(d)	20,088	3,092	Silver Spring Networks Inc (b)	16,873	271

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electric (continued)
TDK Corp	9,745	$804	NRG Energy Inc	127,231	$3,518
Western Digital Corp (a)	18,129	1,430	Origin Energy Ltd (b)	199,843	1,356
		$32,734	PG&E Corp	14,200	770
Consumer Products - 0.19%			PPL Corp (a)	31,530	1,156
Avery Dennison Corp (a)	19,475	2,223	Vistra Energy Corp	19,899	376
Church & Dwight Co Inc (a)	12,738	600	Westar Energy Inc	26,335	1,507
Kimberly-Clark Corp (a)	20,117	2,409			$16,577
		$5,232	Electrical Components & Equipment - 0.10%
Cosmetics & Personal Care - 0.34%			AMETEK Inc	6,346	461
Beiersdorf AG	3,326	396	Funai Electric Co Ltd	16,700	129
Ci:z Holdings Co Ltd	2,000	84	Legrand SA	5,239	392
Colgate-Palmolive Co	31,492	2,282	Schneider Electric SE (b)	15,160	1,303
Coty Inc	101,156	1,743	Ushio Inc	16,800	243
Estee Lauder Cos Inc/The	506	63	W-Scope Corp	7,800	157
Kao Corp	4,100	272			$2,685
Lion Corp	24,800	464	Electronics - 0.43%
Pola Orbis Holdings Inc	8,700	318	Agilent Technologies Inc (a)	16,015	1,109
Procter & Gamble Co/The (a)	14,170	1,275	Alps Electric Co Ltd	24,901	800
Shiseido Co Ltd	6,600	323	Amphenol Corp (a)	17,401	1,576
Unicharm Corp	42,900	1,127	Fortive Corp (a)	28,607	2,136
Unilever NV	20,157	1,162	Hirose Electric Co Ltd	6,300	942
		$9,509	Hitachi High-Technologies Corp	19,632	819
Distribution & Wholesale - 0.11%			Honeywell International Inc	1,563	244
Bunzl PLC	15,377	440	Hosiden Corp	9,100	144
Fastenal Co	14,107	739	Keysight Technologies Inc (b)	14,597	635
Fourlis Holdings SA (b)	23,177	149	Kuroda Electric Co Ltd	7,400	179
ITOCHU Corp	12,410	216	Mettler-Toledo International Inc (a),(b)	1,271	800
Marubeni Corp	33,500	224	MINEBEA MITSUMI Inc	24,975	498
Mitsubishi Corp	41,000	1,031	Nichicon Corp	18,400	246
Nippon Gas Co Ltd	3,600	128	Nippon Ceramic Co Ltd	6,700	182
Trusco Nakayama Corp	6,260	175	Omron Corp	6,600	391
		$3,102	Siix Corp	4,640	197
Diversified Financial Services - 1.04%			Sodick Co Ltd	5,700	76
Acom Co Ltd (b)	129,006	539	Tokyo Seimitsu Co Ltd	9,920	415
Alliance Data Systems Corp	3,308	791	Waters Corp (a),(b)	4,342	856
American Express Co	34,536	3,374			$12,245
Blackhawk Network Holdings Inc (b)	888	33	Energy - Alternate Sources - 0.07%
BlackRock Inc	2,696	1,351	China Longyuan Power Group Corp Ltd	507,000	343
CME Group Inc (a)	6,342	948	Vestas Wind Systems A/S	25,464	1,624
Credit Acceptance Corp (b)	3,694	1,119			$1,967
E*TRADE Financial Corp (b)	13,381	644	Engineering & Construction - 0.23%
Element Comm Aviation (b),(e),(f),(g)	280	2,773	Aecon Group Inc	10,710	163
Franklin Resources Inc (a)	42,543	1,844	Chiyoda Corp	33,800	223
Ichigo Inc	64,500	240	CIMIC Group Ltd	24,769	963
Ichiyoshi Securities Co Ltd	14,300	164	Fluor Corp (a)	17,742	859
Intercontinental Exchange Inc (a)	15,560	1,112	Hazama Ando Corp	20,406	162
Invesco Ltd	3,880	140	HOCHTIEF AG	9,531	1,677
Julius Baer Group Ltd (b)	6,427	378	JGC Corp	15,400	269
Kenedix Inc	24,600	169	Kyudenko Corp	6,417	305
London Stock Exchange Group PLC	23,156	1,184	Obayashi Corp	58,900	765
Mastercard Inc (a)	6,982	1,051	SHO-BOND Holdings Co Ltd	2,600	165
Ocwen Financial Corp (b)	330,698	1,055	Sydney Airport	44,325	249
Partners Group Holding AG	4,720	3,251	Toyo Engineering Corp	13,000	147
SEI Investments Co (a)	16,254	1,144	Vinci SA	4,869	497
Synchrony Financial (a)	23,507	844			$6,444
T Rowe Price Group Inc (a)	10,467	1,077	Entertainment - 0.29%
TD Ameritrade Holding Corp	20,975	1,073	Avex Inc	13,700	189
Visa Inc	23,263	2,620	Churchill Downs Inc	2,347	552
Zenkoku Hosho Co Ltd	5,740	248	Genting Singapore PLC	1,664,200	1,647
		$29,166	IMAX China Holding Inc (b),(c)	129,900	396
Electric - 0.59%			OPAP SA	35,748	436
AGL Energy Ltd	94,809	1,798	Pinnacle Entertainment Inc (a),(b)	147,138	4,514
American Electric Power Co Inc	660	51	Regal Entertainment Group	6,559	133
Avista Corp	24,468	1,271	Sankyo Co Ltd	8,350	270
Calpine Corp (b)	69,668	1,046			$8,137
CenterPoint Energy Inc (a)	21,285	639	Environmental Control - 0.36%
Chubu Electric Power Co Inc	21,800	276	Clean Harbors Inc (b)	7,097	382
Dynegy Inc (b)	40,637	493	Daiseki Co Ltd	4,250	112
E.ON SE	42,899	497	METAWATER Co Ltd	1,100	28
Endesa SA	65,011	1,450	Stericycle Inc (b)	32,363	2,146
Exelon Corp	4,172	174	Waste Connections Inc	99,706	6,863
NextEra Energy Inc	1,258	199	Waste Management Inc (a)	7,824	644
					$10,175

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Food - 0.86%			Healthcare - Services (continued)
Ajinomoto Co Inc	11,600	$213	Centene Corp (a),(b)	14,000	$1,429
Belc Co Ltd	1,800	101	CMIC Holdings Co Ltd	5,700	86
Bob Evans Farms Inc/DE	528	41	EPS Holdings Inc	6,200	134
CJ CheilJedang Corp	1,674	617	Fresenius Medical Care AG & Co KGaA	19,160	1,910
Conagra Brands Inc	89,938	3,357	Humana Inc	8,234	2,148
Empire Co Ltd	24,900	479	Laboratory Corp of America Holdings (b)	7,983	1,263
Ezaki Glico Co Ltd	13,701	676	PeptiDream Inc (b)	2,048	69
Hershey Co/The (a)	19,822	2,199	Ryman Healthcare Ltd	88,352	634
Ingredion Inc (a)	3,000	416	Teladoc Inc (b)	909	34
Itoham Yonekyu Holdings Inc	20,500	186	UnitedHealth Group Inc	7,305	1,667
Kikkoman Corp	6,100	239			$18,805
Kroger Co/The	46,153	1,194	Holding Companies - Diversified - 0.07%
METRO AG (b)	32,885	642	J2 Acquisition Ltd (b),(c)	38,500	374
Mondelez International Inc	3,559	153	J2 Acquisition Ltd - Warrants (b)	38,500	16
Morinaga & Co Ltd/Japan	1,060	53	Jardine Matheson Holdings Ltd	6,800	426
Nestle SA	28,914	2,474	Leucadia National Corp (a)	17,435	459
NH Foods Ltd	23,000	565	Matlin and Partners Acquisition Corp (b)	62,713	609
Pinnacle Foods Inc	73,207	4,263	Matlin and Partners Acquisition Corp -	103,668	39
Safeway, Inc. - CVR - Casa Ley (b),(e),(g)	11,050	—	Warrants (b)
Safeway, Inc. - CVR - Property Development	11,050	—	Ocelot Partners Ltd (b),(c)	15,246	142
Centers (b),(e),(g)			Ocelot Partners Ltd - Warrants (b)	15,246	5
Saputo Inc	45,800	1,554			$2,070
Seven & i Holdings Co Ltd	18,083	748	Home Builders - 0.25%
Tesco PLC	702,944	1,845	Cairn Homes PLC (b)	227,672	483
US Foods Holding Corp (b)	68,468	1,994
			CalAtlantic Group Inc	20,170	1,130
Warabeya Nichiyo Holdings Co Ltd	2,500	67	Daiwa House Industry Co Ltd	19,110	702
		$24,076	Glenveagh Properties PLC (b),(c)	250,919	340
Forest Products & Paper - 0.20%			Land & Houses PCL	986,600	317
Deltic Timber Corp	760	70	NVR Inc (b)	1,016	3,531
Domtar Corp	17,214	830	Sekisui House Ltd	18,700	350
International Paper Co	34,089	1,930	Taylor Wimpey PLC	98,223	260
Mondi PLC	9,224	220			$7,113
Smurfit Kappa Group PLC	15,708	501	Home Furnishings - 0.20%
UPM-Kymmene OYJ	68,742	2,069	Pioneer Corp (b)	170,100	331
		$5,620	SEB SA	1,806	333
Gas - 0.20%			Sharp Corp/Japan (b)	8,500	270
Snam SpA	294,960	1,486	Sony Corp	99,800	4,671
Toho Gas Co Ltd	27,400	780			$5,605
UGI Corp (a)	37,167	1,822
			Insurance - 1.70%
WGL Holdings Inc	18,179	1,537	Aflac Inc (a)	14,103	1,236
		$5,625	Alleghany Corp (b),(d)	1,038	607
Hand & Machine Tools - 0.14%			American International Group Inc (d)	31,477	1,887
Disco Corp	169	38	AMP Ltd	542,047	2,109
DMG Mori Co Ltd	12,200	247	Aon PLC (a)	4,371	613
Finning International Inc	42,400	1,016	Arch Capital Group Ltd (a),(b)	9,294	880
Fuji Electric Co Ltd	58,000	411	Assurant Inc (a)	10,618	1,071
SMC Corp/Japan	1,700	692	Athene Holding Ltd (a),(b)	74,020	3,558
Stanley Black & Decker Inc (a)	8,621	1,463	AXA SA	51,382	1,550
		$3,867	Axis Capital Holdings Ltd (a)	41,178	2,157
Healthcare - Products - 1.03%			Berkshire Hathaway Inc - Class B (b)	7,367	1,422
Advanced Accelerator Applications SA	12,403	1,009	Brighthouse Financial Inc (b)	1,872	110
ADR(b)			Chubb Ltd	14,044	2,136
Align Technology Inc (b)	674	176	Dai-ichi Life Holdings Inc	23,900	492
Asahi Intecc Co Ltd	3,810	252	Everest Re Group Ltd (a)	6,384	1,402
Baxter International Inc (a)	42,313	2,773	Fairfax Financial Holdings Ltd	1,970	1,083
CR Bard Inc (a)	35,101	11,791	Genworth Financial Inc (b)	76,959	261
Danaher Corp (a)	12,406	1,171	Insurance Australia Group Ltd	83,818	457
Edwards Lifesciences Corp (a),(b)	24,574	2,880	Japan Post Holdings Co Ltd	100,500	1,159
Exactech Inc (b)	1,169	49	Markel Corp (b)	2,678	2,964
Hologic Inc (b)	38,057	1,588	Marsh & McLennan Cos Inc (a)	26,342	2,211
IDEXX Laboratories Inc (a),(b)	1,473	230	MetLife Inc	38,488	2,066
Insulet Corp (b)	5,850	420	MGIC Investment Corp (b)	57,300	838
Medtronic PLC	21,166	1,739	MS&AD Insurance Group Holdings Inc	50,800	1,662
Nipro Corp	18,700	271	Muenchener Rueckversicherungs-Gesellschaft	6,757	1,506
NxStage Medical Inc (b)	28,107	722	AG in Muenchen
Straumann Holding AG	1,119	834	NN Group NV	16,887	740
Teleflex Inc	2,573	683	Progressive Corp/The (a)	26,849	1,428
Zimmer Biomet Holdings Inc	21,271	2,491	RenaissanceRe Holdings Ltd (a)	8,886	1,179
		$29,079	Sampo Oyj	11,640	615
Healthcare - Services - 0.67%			Sompo Holdings Inc	32,000	1,298
Aetna Inc	51,994	9,368	T&D Holdings Inc	36,200	599
Ain Holdings Inc	682	47	Tokio Marine Holdings Inc	36,652	1,626
Almost Family Inc (b)	264	16	Travelers Cos Inc/The (a)	6,100	827

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Insurance (continued)			Lodging (continued)
White Mountains Insurance Group Ltd	922	$821	Las Vegas Sands Corp (a)	39,953	$2,768
Willis Towers Watson PLC	5,173	832	Marriott International Inc/MD	39,505	5,017
XL Group Ltd (a)	47,565	1,846	Melco Resorts & Entertainment Ltd ADR	22,528	588
Zurich Insurance Group AG	1,916	580	MGM Resorts International	55,826	1,905
		$47,828	Tropicana Entertainment Inc (b)	53,176	2,978
Internet - 1.61%			Wynn Macau Ltd	92,400	266
Alibaba Group Holding Ltd ADR(b)	3,404	603	Wynn Resorts Ltd	13,608	2,151
Alphabet Inc - A Shares (a),(b)	8,097	8,390			$30,242
Alphabet Inc - C Shares (b)	2,970	3,034	Machinery - Construction & Mining - 0.18%
Amazon.com Inc (a),(b)	5,749	6,765	ABB Ltd	43,842	1,126
Dip Corp	10,696	279	Atlas Copco AB - A Shares	45,373	1,951
DraftKings Inc (b),(e),(f),(g)	54,277	84	Hitachi Ltd	248,000	1,858
eBay Inc (a),(b)	27,342	948	Tadano Ltd	9,750	150
Expedia Inc	7,097	869			$5,085
F5 Networks Inc (b)	5,582	749	Machinery - Diversified - 0.55%
Facebook Inc (a),(b)	64,044	11,348	AGCO Corp (a)	14,172	1,003
GoDaddy Inc (b)	31,113	1,513	Alstom SA	78,727	3,247
Klarna Holding AB (b),(f),(g)	808	93	Cummins Inc (a)	12,885	2,157
LAC Co Ltd	8,200	109	Daifuku Co Ltd	1,674	92
LIFULL Co Ltd	7,800	64	FANUC Corp	7,900	1,976
Mail.Ru Group Ltd (b)	4,558	134	Hisaka Works Ltd	8,000	84
Mixi Inc	29,600	1,379	Husqvarna AB	42,194	385
NCSoft Corp	611	246	IDEX Corp	14,065	1,907
Netflix Inc (b)	8,440	1,583	Japan Elevator Service Holdings Co Ltd	1,900	33
NHN Entertainment Corp (b)	2,340	146	Kubota Corp	23,400	445
PChome Online Inc	36,000	160	Mitsubishi Heavy Industries Ltd	14,180	528
Priceline Group Inc/The (a),(b)	391	680	Rockwell Automation Inc (a)	5,326	1,029
Proofpoint Inc (b)	425	38	Toshiba Machine Co Ltd	35,700	254
Proto Corp	2,500	37	Xylem Inc/NY	27,867	1,932
Rakuten Inc	95,900	984	Zebra Technologies Corp (b)	3,102	342
SMS Co Ltd	4,000	128			$15,414
Trade Desk Inc/The (b)	16,406	806	Media - 1.43%
United Internet AG	6,939	468	CJ E&M Corp	4,097	324
Wayfair Inc (b)	15,214	1,065	Comcast Corp - Class A	3,055	115
Yahoo Japan Corp	76,800	353	Discovery Communications Inc - C Shares	45,927	830
Yandex NV (b)	28,382	940	(a),(b)
Yume No Machi Souzou Iinkai Co Ltd	7,500	141	DISH Network Corp (b)	158,603	8,034
Zillow Group Inc - A Shares (b)	3,113	128	FactSet Research Systems Inc	6,167	1,233
Zillow Group Inc - C Shares (b)	24,441	1,003	Fuji Media Holdings Inc	12,820	192
		$45,267	Gray Television Inc (a),(b)	241,288	3,475
Investment Companies - 0.28%			Nexstar Media Group Inc (a)	50,456	3,426
Altaba Inc (b)	91,081	6,381	Nippon Television Holdings Inc	25,445	461
Kinnevik AB	48,363	1,552	Scripps Networks Interactive Inc	45,935	3,759
		$7,933	Sinclair Broadcast Group Inc (a)	105,289	3,585
Iron & Steel - 0.19%			Thomson Reuters Corp	7,700	339
ArcelorMittal (b)	44,310	1,334	Time Inc	13,714	255
Chubu Steel Plate Co Ltd	7,200	54	Time Warner Inc	46,955	4,297
Hitachi Metals Ltd	7,500	100	Tribune Media Co	208,893	8,606
Japan Steel Works Ltd/The	12,600	405	TV Asahi Holdings Corp	5,780	123
JFE Holdings Inc	18,183	432	Walt Disney Co/The	760	80
Kobe Steel Ltd	14,500	138	Wolters Kluwer NV	10,173	527
Kyoei Steel Ltd	11,100	199	World Wrestling Entertainment Inc	24,764	705
Nakayama Steel Works Ltd	15,400	99			$40,366
Steel Dynamics Inc	21,562	830	Metal Fabrication & Hardware - 0.02%
Tokyo Steel Manufacturing Co Ltd	46,900	409	Neturen Co Ltd	7,800	82
Vale SA ADR	30,297	324	Tocalo Co Ltd	3,100	132
voestalpine AG	12,940	751	Tsubaki Nakashima Co Ltd	7,600	170
Yamato Kogyo Co Ltd	10,260	279	UACJ Corp	3,300	86
		$5,354			$470
Leisure Products & Services - 0.06%			Mining - 0.40%
Hana Tour Service Inc	4,165	410	Agnico Eagle Mines Ltd	24,900	1,091
Harley-Davidson Inc	17,097	858	Alamos Gold Inc	27,898	177
Yamaha Corp	12,200	450	Alcoa Corp (b)	19,306	801
		$1,718	Alumina Ltd	161,096	273
Lodging - 1.07%			Barrick Gold Corp	74,400	1,028
Caesars Entertainment Corp (b)	206,326	2,734	Boliden AB	29,199	924
Choice Hotels International Inc	20,701	1,625	Constellium NV (b)	82,872	878
Galaxy Entertainment Group Ltd	82,000	594	Franco-Nevada Corp	9,900	807
Hilton Worldwide Holdings Inc (a)	79,096	6,136	Freeport-McMoRan Inc (a),(b)	125,506	1,747
ILG Inc	72,957	2,049	Glencore PLC (b)	54,975	253
InterContinental Hotels Group PLC	14,583	858	Kinross Gold Corp (b)	113,200	473
Kyoritsu Maintenance Co Ltd	15,873	573	Mitsubishi Materials Corp	1,145	39
			Newcrest Mining Ltd	57,586	1,011

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Mining (continued)			Oil & Gas Services (continued)
Newmont Mining Corp (a)	42,109	$1,558	Schlumberger Ltd	62,525	$3,930
Pacific Metals Co Ltd (b)	6,050	159			$18,911
Randgold Resources Ltd	1,776	163	Packaging & Containers - 0.15%
		$11,382	Ball Corp	19,324	771
Miscellaneous Manufacturers - 0.25%			Berry Global Group Inc (b)	7,360	440
AO Smith Corp (a)	11,208	711	CCL Industries Inc	11,500	533
Dover Corp	7,596	742	Crown Holdings Inc (b)	6,970	416
Eaton Corp PLC (a)	23,880	1,857	KapStone Paper and Packaging Corp	15,789	351
EnPro Industries Inc	1,415	122	Packaging Corp of America	2,787	331
FUJIFILM Holdings Corp	6,524	267	RPC Group PLC	25,831	323
General Electric Co (a)	60,603	1,109	Silgan Holdings Inc (d)	22,030	636
Illinois Tool Works Inc (a)	11,562	1,957	WestRock Co	6,978	436
Nikon Corp	14,600	290			$4,237
Tenma Corp	2,100	40	Pharmaceuticals - 1.64%
		$7,095	Akorn Inc (b)	31,744	1,033
Office & Business Equipment - 0.02%			Allergan PLC (a)	14,986	2,606
Canon Inc	13,500	518	Astellas Pharma Inc	112,000	1,424
			AstraZeneca PLC	7,302	471
Oil & Gas - 1.87%			AstraZeneca PLC ADR	30,515	1,003
Anadarko Petroleum Corp	12,753	613	Bayer AG	36,307	4,634
Andeavor	8,551	902	Bristol-Myers Squibb Co (a)	124,792	7,886
Bonanza Creek Energy Inc (b)	4,771	132	Cardinal Health Inc	21,720	1,286
BP PLC	23,207	155	China Traditional Chinese Medicine Holdings	678,000	358
Calumet Specialty Products Partners LP (b)	157,157	1,352	Co Ltd
Canadian Natural Resources Ltd	4,263	145	Daiichi Sankyo Co Ltd	17,800	429
Canadian Natural Resources Ltd	2,300	78	DexCom Inc (b)	17,001	993
Chevron Corp (a)	24,451	2,910	Eisai Co Ltd	5,260	298
Cimarex Energy Co (a)	20,096	2,333	Eli Lilly & Co	1,723	146
ConocoPhillips (a)	55,557	2,826	McKesson Corp	10,781	1,593
Crescent Point Energy Corp	45,400	331	Merck & Co Inc	13,727	759
Devon Energy Corp (a)	51,117	1,970	Mitsubishi Tanabe Pharma Corp	34,200	739
Diamondback Energy Inc (b)	44,572	4,872	Mylan NV (b)	203,787	7,444
Dommo Energia SA ADR(b)	26,974	8	Neurocrine Biosciences Inc (b)	2,861	206
Encana Corp	17,300	205	Nippon Shinyaku Co Ltd	4,190	300
Encana Corp	23,886	283	Novartis AG	26,121	2,241
EOG Resources Inc	3,671	376	Novo Nordisk A/S	16,043	829
EQT Corp	471	28	Omega Protein Corp	6,116	134
Exxon Mobil Corp (a)	17,844	1,486	Ono Pharmaceutical Co Ltd	6,620	151
Halcon Resources Corp (b)	453,491	3,215	Orion Oyj	30,591	1,130
Hess Corp	27,736	1,273	Pfizer Inc	10,042	364
Husky Energy Inc (b)	90,400	1,095	PharMerica Corp (b)	2,625	77
Inpex Corp	26,700	304	Recordati SpA	31,235	1,405
Jagged Peak Energy Inc (b)	42,513	645	Shionogi & Co Ltd	35,800	1,995
Japan Petroleum Exploration Co Ltd	11,400	263	Sino Biopharmaceutical Ltd	174,000	229
JXTG Holdings Inc	26,000	147	Suzuken Co Ltd/Aichi Japan	6,795	269
Marathon Petroleum Corp (a)	9,926	622	Takeda Pharmaceutical Co Ltd	14,300	789
Midstates Petroleum Co Inc (b)	132,976	2,209	TESARO Inc (b)	3,694	313
Neste Oyj	9,023	560	UCB SA	25,733	1,924
Newfield Exploration Co (a),(b)	88,359	2,733	Zoetis Inc (a)	9,637	697
Occidental Petroleum Corp	6,030	425			$46,155
Oil Search Ltd	82,707	443	Pipelines - 0.02%
OMV AG	24,613	1,533	Williams Cos Inc/The (a)	18,905	549
Parsley Energy Inc (b)	19,372	520
PDC Energy Inc (b)	11,934	548	Private Equity - 0.10%
Phillips 66 (a)	6,822	666	3i Group PLC	127,305	1,553
Range Resources Corp (a)	20,795	375	Kennedy-Wilson Holdings Inc	37,920	726
Repsol SA	92,380	1,694	Onex Corp	6,200	448
Rowan Cos PLC (b)	35,820	518			$2,727
Showa Shell Sekiyu KK	86,200	1,105	Real Estate - 0.48%
SM Energy Co	104,017	2,147	Aedas Homes SAU (b),(c)	7,323	261
Statoil ASA	45,751	920	BR Malls Participacoes SA	75,000	277
Suncor Energy Inc	12,700	440	Hang Lung Group Ltd	417,000	1,500
TOTAL SA	22,632	1,279	Kerry Properties Ltd	123,000	545
Ultra Petroleum Corp (b)	368,014	3,529	LEG Immobilien AG	3,367	358
Valero Energy Corp	433	37	Mitsubishi Estate Co Ltd	30,100	539
Whiting Petroleum Corp (b)	75,449	1,882	Neinor Homes SA (b),(c)	22,273	471
YPF SA ADR	21,404	486	Realogy Holdings Corp	28,172	786
		$52,618	Shimao Property Holdings Ltd	189,500	371
Oil & Gas Services - 0.67%			Takara Leben Co Ltd	29,300	133
Baker Hughes a GE Co (a)	39,229	1,166	VICI Properties Inc (b)	371,543	7,338
C&J Energy Services Inc (b)	104,798	3,276	Vonovia SE	19,138	902
Halliburton Co (a)	252,248	10,539	WeWork Cos Inc (b),(e),(f),(g)	356	18
					$13,499

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
REITs - 0.75%			Semiconductors (continued)
AGNC Investment Corp (a)	33,617	$669	Applied Materials Inc (a)	44,667	$2,357
American Tower Corp	10,898	1,568	ASML Holding NV	3,672	644
AvalonBay Communities Inc (a)	3,982	722	Broadcom Ltd	23,484	6,527
Equinix Inc	402	187	Cavium Inc (b)	18,851	1,611
Equity Residential (a)	7,142	477	Cypress Semiconductor Corp	8,279	132
Forest City Realty Trust Inc	80,456	1,927	Enplas Corp	2,280	94
GGP Inc	61,732	1,451	Intel Corp	17,743	796
Goodman Group	25,494	168	IXYS Corp (b)	3,615	88
Grivalia Properties REIC AE	35,996	362	King Yuan Electronics Co Ltd	371,500	387
Hibernia REIT plc	188,859	322	KLA-Tencor Corp (a)	10,790	1,103
Hoshino Resorts REIT Inc	10	50	Lattice Semiconductor Corp (b)	16,961	100
Host Hotels & Resorts Inc	226,943	4,491	Maxim Integrated Products Inc (a)	10,527	551
Klepierre SA	31,152	1,285	Microchip Technology Inc	12,249	1,065
Land Securities Group PLC	16,426	207	Micron Technology Inc (b)	55,333	2,346
New York REIT Inc (a),(b)	442,563	2,231	Micronics Japan Co Ltd	5,900	58
Public Storage	13,065	2,784	Miraial Co Ltd	5,400	87
RioCan Real Estate Investment Trust	18,000	347	NVIDIA Corp	6,934	1,392
RLJ Lodging Trust	24,702	536	NXP Semiconductors NV (b)	11,607	1,316
Unibail-Rodamco SE	1,575	403	QUALCOMM Inc	182,301	12,094
Weyerhaeuser Co (a)	26,473	937	Renesas Electronics Corp (b)	11,200	138
		$21,124	Samsung Electronics Co Ltd	325	765
Retail - 1.99%			Shinko Electric Industries Co Ltd	29,000	224
Adastria Co Ltd	2,500	55	Skyworks Solutions Inc (a)	10,493	1,099
Best Buy Co Inc (a)	4,260	254	Teradyne Inc	4,498	182
Buffalo Wild Wings Inc (b)	4,246	662	Texas Instruments Inc (a)	15,292	1,488
CarMax Inc (b)	6,568	453	UT Group Co Ltd (b)	1,100	30
Cawachi Ltd	4,800	120	Xcerra Corp (b)	23,745	235
Chipotle Mexican Grill Inc (b)	1,684	513	Xilinx Inc (a)	22,325	1,552
Cie Financiere Richemont SA	4,102	354			$39,399
Citizen Watch Co Ltd	34,600	253	Software - 1.62%
cocokara fine Inc	2,250	141	Activision Blizzard Inc	38,655	2,412
Costco Wholesale Corp (a)	35,936	6,627	Adobe Systems Inc (a),(b)	12,710	2,307
Dollar Tree Inc (b)	8,571	881	Alpha Systems Inc	1,400	30
Dollarama Inc	6,400	782	Amadeus IT Group SA	10,446	753
Domino's Pizza Inc (a)	6,163	1,147	ANSYS Inc (b)	6,851	1,015
Fast Retailing Co Ltd	5,400	2,103	Autodesk Inc (b)	19,522	2,142
Foot Locker Inc	14,400	617	Birst Inc (b),(e),(f),(g)	21,065	4
H2O Retailing Corp	9,050	177	Black Knight Inc (b)	22,800	1,024
Home Depot Inc/The (a)	10,853	1,952	BroadSoft Inc (b)	4,331	238
Honeys Holdings Co Ltd	6,280	64	CA Inc (a)	23,077	763
HSN Inc	6,384	260	Capcom Co Ltd	15,300	438
Hyundai Department Store Co Ltd	1,867	168	Citrix Systems Inc (a),(b)	36,554	3,203
IDOM Inc	16,000	119	Constellation Software Inc/Canada	2,500	1,464
Jack in the Box Inc	68,071	7,046	Cresco Ltd	2,050	88
Jand Inc (b),(e),(f),(g)	1,693	14	DeNA Co Ltd	29,340	666
Jean Coutu Group PJC Inc/The	20,312	387	Electronic Arts Inc (a),(b)	20,956	2,229
Kering	636	282	Fiserv Inc (a),(b)	3,293	433
K's Holdings Corp	2,050	53	Gree Inc	25,100	164
Lululemon Athletica Inc (a),(b)	11,058	740	Guidewire Software Inc (b)	1,784	133
Luxottica Group SpA	34,733	2,017	Konami Holdings Corp	24,200	1,282
Matahari Department Store Tbk PT	215,200	169	Microsoft Corp (d)	78,391	6,599
Matsumotokiyoshi Holdings Co Ltd	1,975	164	Open Text Corp	9,500	310
McDonald's Corp (a)	26,834	4,614	Oracle Corp (a)	63,500	3,115
Nishimatsuya Chain Co Ltd	9,500	115	Paychex Inc (a)	52,037	3,503
PAL GROUP Holdings Co Ltd	4,500	139	PTC Inc (b)	44,469	2,832
Pandora A/S	9,221	924	RealPage Inc (b)	1,448	66
Panera Bread Co (b),(f),(g)	1,664	524	salesforce.com Inc (b)	15,974	1,666
Raia Drogasil SA	12,800	344	SAP SE	17,880	2,021
Restaurant Brands International Inc	4,700	292	ServiceNow Inc (b)	14,097	1,734
Ross Stores Inc (a)	38,876	2,956	Systena Corp	2,400	86
Shanghai Pharmaceuticals Holding Co Ltd	120,900	305	Veeva Systems Inc (a),(b)	8,742	526
Shimamura Co Ltd	7,500	904	Verint Systems Inc (b)	8,009	350
Starbucks Corp (a)	17,602	1,018	Workday Inc (b)	20,311	2,092
Sundrug Co Ltd	6,700	309			$45,688
Swatch Group AG/The	4,462	316	Telecommunications - 0.70%
TJX Cos Inc/The (a)	54,089	4,086	Acacia Communications Inc (b)	24,256	938
Ulta Beauty Inc (a),(b)	23,525	5,216	Arista Networks Inc (b)	4,839	1,128
United Arrows Ltd	3,700	140	AT&T Inc	62,933	2,290
USS Co Ltd	43,300	916	CenturyLink Inc	8,625	126
Xebio Holdings Co Ltd	11,200	207	China Telecom Corp Ltd	1,292,000	626
Yum! Brands Inc (a)	47,639	3,977	Cisco Systems Inc (a)	21,266	793
		$55,876	General Communication Inc (b)	2,875	115
Semiconductors - 1.40%			Gigamon Inc (b)	2,670	104
Analog Devices Inc (a)	10,888	938

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	CONVERTIBLE PREFERRED STOCKS -
Telecommunications (continued)			0.56%		Shares Held	Value (000's)
Globalstar Inc (b)	519,068	$820	Agriculture - 0.02%
Goodman Networks Inc (b),(e),(f),(g)	142,878	—	Bunge Ltd 4.88% (j)		6,218	$646
Hellenic Telecommunications Organization	36,362	440
SA			Computers - 0.01%
Koninklijke KPN NV	205,649	754	NCR Corp 5.50% PIK 1.38%, (j),(k)		285	369
Motorola Solutions Inc (a)	32,689	3,076
Nice Ltd ADR	250	22	Electric - 0.03%
Nippon Telegraph & Telephone Corp	30,157	1,574	Black Hills Corp 7.75%, 11/01/2018		10,000	646
Nokia OYJ	94,180	471	Dominion Energy Inc 6.75%, 08/15/2019		2,375	126
SoftBank Group Corp	2,500	212				$772
Sprint Corp (b)	26,257	157	Food - 0.00%
Straight Path Communications Inc (b)	2,515	457	Post Holdings Inc 2.50% (j)		725	109
Telefonica SA	55,531	569
Telenor ASA	20,068	451	Healthcare - Products - 0.02%
T-Mobile US Inc (b)	8,576	524	Becton Dickinson and Co 6.13%, 05/01/2020		8,525	517
Verizon Communications Inc	78,162	3,978
		$19,625	Healthcare - Services - 0.09%
Textiles - 0.11%			Anthem Inc 5.25%, 05/01/2018		43,075	2,487
Mohawk Industries Inc (a),(b)	7,804	2,205
Seiren Co Ltd	5,400	102	Internet - 0.01%
UniFirst Corp/MA	4,918	804	Airbnb, Inc 0.00% (b),(e),(f),(g)		1,685	177
		$3,111	Dropbox Inc 0.00% (b),(e),(f),(g)		2,671	37
Toys, Games & Hobbies - 0.04%						$214
Bandai Namco Holdings Inc	25,000	816	Investment Companies - 0.13%
Nintendo Co Ltd	600	245	Mandatory Exchangeable Trust 5.75%,		18,658	3,727
		$1,061	06/03/2019	(c)
Transportation - 1.26%
Canadian National Railway Co	51,822	4,045	Metal Fabrication & Hardware - 0.01%
Canadian Pacific Railway Ltd	1,300	228	Rexnord Corp 5.75%, 11/15/2019		2,750	156
CJ Logistics Corp (b)	1,272	178
CSX Corp	35,837	1,998	Oil & Gas - 0.01%
Deutsche Post AG	25,660	1,221	Chesapeake Energy Corp 5.75% (j)		355	208
Expeditors International of Washington Inc (a)	10,341	670
FedEx Corp	303	70	Pharmaceuticals - 0.10%
Genesee & Wyoming Inc (b)	23,734	1,871	Allergan PLC 5.50%, 03/01/2018		4,075	2,536
Golar LNG Ltd	240,217	5,936	Teva Pharmaceutical Industries Ltd 7.00%,		725	206
Hornbeck Offshore Services Inc (b)	135,608	496	12/15/2018
Kamigumi Co Ltd	60,000	1,323				$2,742
Kansas City Southern (a)	6,995	784	REITs - 0.10%
Keikyu Corp	11,800	228	Welltower Inc 6.50% (a),(j)		45,600	2,837
Knight-Swift Transportation Holdings Inc	43,947	1,876
Nippon Yusen KK (b)	16,326	384	Retail - 0.00%
Songa Offshore (b)	1,269,426	9,088	Jand Inc 0.00% (b),(e),(f),(g)		3,781	37
Union Pacific Corp	11,541	1,460
United Parcel Service Inc (d)	16,337	1,984	Telecommunications - 0.03%
XPO Logistics Inc (b)	7,677	607	T-Mobile US Inc 5.50%, 12/15/2017		8,825	870
Yusen Logistics Co Ltd	11,900	159
ZTO Express Cayman Inc ADR(b)	56,954	915	TOTAL CONVERTIBLE PREFERRED STOCKS			$15,691
		$35,521	PREFERRED STOCKS - 0.28%		Shares Held	Value (000's)
Water - 0.01%			Automobile Manufacturers - 0.09%
Veolia Environnement SA	14,577	368	Porsche Automobil Holding SE 1.01%		24,917	2,087
			Volkswagen AG 2.06%		2,355	500
TOTAL COMMON STOCKS		$1,094,664				$2,587
INVESTMENT COMPANIES - 17.55%	Shares Held	Value (000's)	Banks - 0.02%
Exchange Traded Funds - 0.07%			Itau Unibanco Holding SA 0.18%		48,400	610
Financial Select Sector SPDR Fund	30,168	830
PowerShares QQQ Trust Series 1	7,273	1,129	Electrical Components & Equipment - 0.00%
TOPIX Exchange Traded Fund	10,980	180	Lithium Technology Corp 0.00% (b),(e),(f),(g)		59,552	20
		$2,139
Money Market Funds - 17.48%			Internet - 0.06%
BlackRock Liquidity Funds FedFund Portfolio	243,466,486	243,466	Forescout Tech Inc 0.00% (b),(f)		4,578	130
First American Government Obligations Fund	40,927,248	40,927	General Assembly Space, Inc 0.00% (b),(f),(g)		2,184	107
Goldman Sachs Financial Square Funds -	111,799,291	111,799	Pinterest Inc 0.00% (b),(e),(f),(g)		87,425	628
Government Fund			Uber Technologies Inc 0.00% (b),(e),(f),(g)		15,196	630
Morgan Stanley Institutional Liquidity Funds -	23,429,613	23,430	Veracode Inc 0.00% (b),(e),(f),(g)		6,031	24
Government Portfolio			Zuora Inc 0.00% (b),(e),(f),(g)		40,988	215
Morgan Stanley Institutional Liquidity Funds -	24,373,574	24,374				$1,734
Government Portfolio (h)			Private Equity - 0.01%
Wells Fargo Advantage Government Money	47,788,041	47,788	Forward Venture Services LLC 0.00%		54,650	272
Market Fund (i)			(b),(e),(f),(g)
		$491,784
TOTAL INVESTMENT COMPANIES		$493,923	Real Estate - 0.03%
			Redfin Corp 0.00% (b),(f)		9,803	223

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2017 (unaudited)

PREFERRED STOCKS (continued)	Shares Held	Value (000's)	Principal
Real Estate (continued)			BONDS (continued)	Amount (000's) Value (000's)
WeWork Cos Inc Series D-1 0.00% (b),(e),(f),(g)	4,867	$252	Automobile Asset Backed Securities (continued)
WeWork Cos Inc Series D-2 0.00% (b),(e),(f),(g)	3,824	198	First Investors Auto Owner Trust 2015-1
		$673	3.59%, 01/18/2022(c)	$100	$101
Software - 0.01%			First Investors Auto Owner Trust 2015-2
Marklogic Corp 0.00% (b),(e),(f),(g)	14,832	146	4.22%, 12/15/2021(c)	565	573
			First Investors Auto Owner Trust 2016-2
Telecommunications - 0.02%			3.35%, 11/15/2022(c)	70	69
Goodman Networks Inc 0.00% (b),(e),(f),(g)	169,992	595	Flagship Credit Auto Trust 2015-1
			3.76%, 06/15/2021(c)	165	167
Trucking & Leasing - 0.04%			Ford Credit Auto Owner Trust 2015-B
AerGen Aviation Finance Ltd 0.00%	12,150	1,233	1.16%, 11/15/2019	202	201
(b),(e),(f),(g)			Ford Credit Auto Owner Trust 2016-B
			1.56%, 03/15/2019	239	239
TOTAL PREFERRED STOCKS		$7,870	1 Month LIBOR + 0.31%
	Principal		Ford Credit Auto Owner Trust 2016-C
BONDS - 29.73%	Amount (000's)	Value (000's)	1.39%, 09/15/2019	1,167	1,167
Aerospace & Defense - 0.27%			1 Month LIBOR + 0.14%
Embraer Netherlands Finance BV			Ford Credit Auto Owner Trust 2017-A
5.05%, 06/15/2025	$310	$324	1.37%, 12/15/2019	668	668
5.40%, 02/01/2027	280	296	1 Month LIBOR + 0.12%
Embraer Overseas Ltd			Hertz Vehicle Financing II LP
5.70%, 09/16/2023(c)	320	346	3.29%, 10/25/2023(c)	315	315
Leonardo US Holdings Inc			Honda Auto Receivables 2016-4 Owner
6.25%, 01/15/2040(c)	1,685	1,971	Trust
StandardAero Aviation Holdings Inc			1.21%, 12/18/2020	1,145	1,134
10.00%, 07/15/2023(c)	2,000	2,190	Honda Auto Receivables 2017-1 Owner
Triumph Group Inc			Trust
7.75%, 08/15/2025(c)	1,260	1,358	1.72%, 07/21/2021	310	309
United Technologies Corp			Honda Auto Receivables 2017-3 Owner
1.73%, 11/01/2019	1,220	1,225	Trust
3 Month LIBOR + 0.35%			1.79%, 09/20/2021	380	378
		$7,710	Motor 2017-1 PLC
			1.86%, 09/25/2024(c)	715	716
Airlines - 0.20%
Air Canada 2015-2 Class B Pass Through			1 Month LIBOR + 0.53%
Trust			Nissan Auto Receivables 2016-B Owner
5.00%, 06/15/2025(c)	1,831	1,916	Trust
Latam Airlines 2015-1 Pass Through Trust B			1.55%, 04/15/2019	301	301
4.50%, 08/15/2025	1,033	1,023	1 Month LIBOR + 0.30%
VistaJet Malta Finance PLC / VistaJet Co			Nissan Auto Receivables 2016-C Owner
Finance LLC			Trust
7.75%, 06/01/2020(c)	2,737	2,573	1.18%, 01/15/2021	200	198
		$5,512	Nissan Auto Receivables 2017-A Owner
Automobile Asset Backed Securities - 0.66%			Trust
AmeriCredit Automobile Receivables 2015-4			1.31%, 01/15/2020	229	229
3.72%, 12/08/2021	189	192	1 Month LIBOR + 0.06%
AmeriCredit Automobile Receivables Trust			1.74%, 08/16/2021	375	373
			Prestige Auto Receivables Trust 2016-1
2016-2			5.15%, 11/15/2021(c)	815	839
3.65%, 05/09/2022	80	82
CarMax Auto Owner Trust 2017-4			Toyota Auto Receivables 2016-C
1.38%, 04/15/2021	805	805	1.14%, 08/17/2020	165	164
1 Month LIBOR + 0.13%			Toyota Auto Receivables 2016-D Owner
CIG AUTO RECEIVABLES TRUST 2017-1			Trust
2.71%, 05/15/2023(c)	145	145	1.38%, 05/15/2019	215	215
CPS Auto Receivables Trust 2016-B			1 Month LIBOR + 0.13%
8.14%, 05/15/2023(c)	855	919	Toyota Auto Receivables 2017-A Owner
CPS Auto Trust			Trust
3.73%, 09/15/2023(c)	190	189	1.32%, 09/16/2019	493	493
DT Auto Owner Trust 2014-3			1 Month LIBOR + 0.07%
4.47%, 11/15/2021(c)	175	178	1.73%, 02/16/2021	460	459
DT Auto Owner Trust 2015-2			Toyota Auto Receivables 2017-C Owner
4.25%, 02/15/2022(c)	260	265	Trust
DT Auto Owner Trust 2016-1			1.33%, 07/15/2020	1,315	1,315
4.66%, 12/15/2022(c)	1,335	1,362	1 Month LIBOR + 0.08%
DT Auto Owner Trust 2016-2			Toyota Auto Receivables 2017-D Owner
5.43%, 11/15/2022(c)	820	845	Trust
Fifth Third Auto Trust 2017-1			1.25%, 08/17/2020	1,340	1,340
1.40%, 04/15/2020	405	405	1 Month LIBOR + 0.05%
1 Month LIBOR + 0.15%			USAA Auto Owner Trust 2015-1
First Investors Auto Owner Trust 2014-1			1.20%, 06/17/2019	183	183
3.28%, 04/15/2021(c)	70	70	USAA Auto Owner Trust 2016-1
First Investors Auto Owner Trust 2014-2			1.20%, 06/15/2020	280	279
3.47%, 02/15/2021(c)	120	121	Veros Automobile Receivables Trust 2017-1
			2.84%, 04/17/2023(c)	340	340

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)		Amount (000's) Value (000's)
Automobile Asset Backed Securities (continued)				Banks (continued)
Westlake Automobile Receivables Trust 2017-				Wells Fargo & Co
1				1.99%, 04/23/2018		$615	$616
3.46%, 10/17/2022(c)		$145	$146	3 Month LIBOR + 0.63%
			$18,489				$18,411
Automobile Floor Plan Asset Backed Securities - 0.03%				Beverages - 0.22%
NextGear Floorplan Master Owner Trust				CEDC Finance Corp International Inc
1.93%, 10/17/2022(c)		190	190	10.00%, 12/31/2022(c)		4,226	4,104
1 Month LIBOR + 0.68%				PepsiCo Inc
2.09%, 04/18/2022(c)		715	720	1.42%, 05/02/2019		1,430	1,430
1 Month LIBOR + 0.85%				3 Month LIBOR + 0.04%
			$910	1.61%, 10/04/2019		610	612
Automobile Manufacturers - 0.18%				3 Month LIBOR + 0.27%
BMW US Capital LLC							$6,146
1.73%, 09/13/2019(c)		1,205	1,211	Biotechnology - 0.10%
3 Month LIBOR + 0.41%				Gilead Sciences Inc
General Motors Financial Co Inc				1.55%, 03/20/2019		1,415	1,417
2.29%, 04/13/2020		1,500	1,515	3 Month LIBOR + 0.22%
3 Month LIBOR + 0.93%				1.58%, 09/20/2019		1,415	1,417
Nissan Motor Acceptance Corp				3 Month LIBOR + 0.25%
1.94%, 01/13/2020(c)		1,215	1,222				$2,834
3 Month LIBOR + 0.58%				Building Materials - 0.03%
Tesla Inc				Cemex SAB de CV
5.30%, 08/15/2025(c)		525	501	6.13%, 05/05/2025(c)		650	689
Toyota Motor Credit Corp				James Hardie International Finance DAC
1.79%, 10/18/2019		605	609	5.00%, 01/15/2028(c),(l)		200	203
3 Month LIBOR + 0.44%							$892
			$5,058	Chemicals - 0.24%
Banks - 0.65%				Braskem Netherlands Finance BV
Banco Hipotecario SA				3.50%, 01/10/2023(c)		6,515	6,458
25.94%, 11/07/2022(c)	ARS	10,245	594	Mexichem SAB de CV
Argentina Deposit Rates Badlar + 4.00%				4.00%, 10/04/2027(c)		345	343
23.71%, 01/12/2020(c)		9,230	521				$6,801
Argentina Deposit Rates Badlar + 2.50%				Commercial Mortgage Backed Securities - 1.12%
Banco Macro SA				Banc of America Commercial Mortgage Trust
17.50%, 05/08/2022(c)		5,115	280	2007-4
Banco Supervielle SA				6.06%, 02/10/2051(c),(m)		1,740	1,747
26.50%, 08/09/2020(c)		11,000	641	CCRESG Commercial Mortgage Trust 2016-
Argentina Deposit Rates Badlar + 4.50%				HEAT
Bank of America Corp				5.67%, 04/10/2029(c),(m)		255	257
2.39%, 03/22/2018		$605	607	CFCRE Commercial Mortgage Trust 2017-
3 Month LIBOR + 1.07%				C8
Capital One NA/Mclean VA				4.96%, 06/15/2050(m)		710	725
2.57%, 08/17/2018		550	553	Citigroup Commercial Mortgage Trust 2014-
3 Month LIBOR + 1.15%				GC19
Financiera de Desarrollo Territorial SA				4.56%, 03/10/2047(c),(m)		1,795	1,350
Findeter				5.06%, 03/10/2047(c),(m)		3,229	2,956
7.88%, 08/12/2024(c)	COP	3,380,000	1,139	Citigroup Commercial Mortgage Trust 2017-
Finansbank AS/Turkey				C4
4.88%, 05/19/2022(c)		$6,000	5,869	3.00%, 10/12/2050(c)		757	614
JPMorgan Chase & Co				COBALT CMBS Commercial Mortgage Trust
2.00%, 06/01/2021		1,425	1,432	2007	-C2
3 Month LIBOR + 0.68%				5.62%, 04/15/2047(m)		5,060	5,017
2.27%, 01/25/2018		605	606	COMM 2015-LC21 Mortgage Trust
3 Month LIBOR + 0.90%				1.20%, 07/10/2048(c),(m),(n)		3,125	210
JPMorgan Chase Bank NA				COMM 2016-SAVA Mortgage Trust
1.92%, 09/23/2019		1,215	1,224	4.25%, 10/15/2034(c)		370	372
3 Month LIBOR + 0.59%				1 Month LIBOR + 3.00%
Morgan Stanley				Commercial Mortgage Trust 2005-GG5
2.65%, 04/25/2018		605	608	5.61%, 04/10/2037(m)		2,029	1,976
3 Month LIBOR + 1.28%				CSMC 2014-USA OA LLC
Sumitomo Mitsui Banking Corp				4.37%, 09/15/2037(c)		825	731
1.90%, 01/11/2019		1,225	1,229	Ginnie Mae
3 Month LIBOR + 0.54%				0.60%, 01/16/2053(m),(n)		6,974	248
2.10%, 07/23/2018		600	602	GS Mortgage Securities Trust 2007-GG10
3 Month LIBOR + 0.74%				5.94%, 08/10/2045(m)		325	330
Toronto-Dominion Bank/The				JP Morgan Chase Commercial Mortgage
1.77%, 01/18/2019		630	632	Securities Trust 2007-CIBC20
3 Month LIBOR + 0.42%				6.49%, 02/12/2051(c),(m)		197	196
US Bank NA/Cincinnati OH				JP Morgan Chase Commercial Mortgage
1.68%, 01/24/2020		1,255	1,258	Securities Trust 2007-LDP10
3 Month LIBOR + 0.32%				5.46%, 01/15/2049(m)		76	77

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)		Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				Credit Card Asset Backed Securities - 0.39%
JP Morgan Chase Commercial Mortgage				American Express Issuance Trust II
Securities Trust 2013-C13				1.68%, 08/15/2019			$570	$572
3.99%, 01/15/2046(c),(m)		$268	$225	1 Month LIBOR + 0.43%
JP Morgan Chase Commercial Mortgage				BA Credit Card Trust
Securities Trust 2015-SGP				1.58%, 06/15/2020			1,205	1,205
5.75%, 07/15/2036(c)		785	793	1 Month LIBOR + 0.33%
1 Month LIBOR + 4.50%				1.95%, 08/15/2022			1,030	1,028
Morgan Stanley Bank of America Merrill				Capital One Multi-Asset Execution Trust
Lynch Trust 2017-C34				2.00%, 01/17/2023			620	619
1.03%, 11/15/2052(c),(m),(n)		3,150	215	Chase Issuance Trust
Morgan Stanley Capital I Trust 2007-TOP27				1.55%, 01/18/2022			1,260	1,265
6.15%, 06/11/2042(c),(m)		590	647	1 Month LIBOR + 0.30%
Morgan Stanley Capital I Trust 2011-C2				Citibank Credit Card Issuance Trust
5.67%, 06/15/2044(c),(m)		475	489	1.46%, 04/07/2022			1,330	1,332
Motel 6 Trust 2017-M6MZ				1 Month LIBOR + 0.22%
8.16%, 08/15/2019(c)		1,405	1,426	1.52%, 01/19/2021			1,260	1,263
1 Month LIBOR + 6.93%				1 Month LIBOR + 0.25%
SCG Trust 2013-SRP1				1.75%, 11/19/2021			1,210	1,203
4.00%, 11/15/2026(c)		365	354	1.92%, 04/07/2022			1,330	1,325
1 Month LIBOR + 2.50%				Discover Card Execution Note Trust
4.49%, 11/15/2026(c)		400	381	1.55%, 08/17/2020			495	495
1 Month LIBOR + 3.25%				1 Month LIBOR + 0.30%
4.59%, 11/15/2026(c)		850	782	Tidewater Sales Finance Master Trust Series
1 Month LIBOR + 3.34%				2017	-A
Wachovia Bank Commercial Mortgage Trust				4.55%, 04/15/2021(c)			435	434
Series 2006-C25				World Financial Network Credit Card Master
5.36%, 05/15/2043(c),(m)		799	742	Trust
Wachovia Bank Commercial Mortgage Trust				1.73%, 02/15/2022			165	165
Series 2007-C30				1 Month LIBOR + 0.48%
5.48%, 12/15/2043(m)		368	370					$10,906
Wachovia Bank Commercial Mortgage Trust				Distribution & Wholesale - 0.04%
Series 2007-C31				H&E Equipment Services Inc
6.16%, 04/15/2047(m)		5,868	6,007	5.63%, 09/01/2025(c)			1,000	1,047
Wells Fargo Commercial Mortgage Trust
2016-NX	S6			Diversified Financial Services - 0.41%
2.00%, 11/15/2049(c),(m),(n)		7,575	965	Ally Financial Inc
WFRBS Commercial Mortgage Trust 2011-				4.75%, 09/10/2018			1,300	1,320
C4				American Express Credit Corp
5.41%, 06/15/2044(c),(m)		845	829	1.71%, 05/03/2019			1,430	1,434
WFRBS Commercial Mortgage Trust 2012-				3 Month LIBOR + 0.33%
C6				2.17%, 11/05/2018			605	608
5.77%, 04/15/2045(c),(m)		500	493	3 Month LIBOR + 0.78%
			$31,524	ASP AMC Merger Sub Inc
Commercial Services - 0.76%				8.00%, 05/15/2025(c)			4,422	4,323
APX Group Inc				CPPIB Capital Inc
7.63%, 09/01/2023		1,300	1,375	2.75%, 11/02/2027(c)			332	330
Brink's Co/The				Navient Corp
4.63%, 10/15/2027(c)		188	186	6.50%, 06/15/2022			107	112
Cenveo Corp				Ocwen Loan Servicing LLC
6.00%, 08/01/2019(c)		9,517	6,329	8.38%, 11/15/2022(c)			1,986	1,976
Corporate Risk Holdings LLC				USAA Capital Corp
9.50%, 07/01/2019(c)		10,489	11,040	1.61%, 02/01/2019(c)			1,430	1,431
KAR Auction Services Inc				3 Month LIBOR + 0.23%
5.13%, 06/01/2025(c)		221	229					$11,534
Monitronics International Inc				Electric - 0.47%
9.13%, 04/01/2020		2,500	2,106	Empresas Publicas de Medellin ESP
			$21,265	8.38%, 11/08/2027(c)		COP	2,150,000	733
Computers - 0.48%				Enel SpA
Apple Inc				8.75%, 09/24/2073(c)			$1,965	2,429
1.59%, 02/07/2020		720	722	USSW5 Index Spread + 5.88%
3 Month LIBOR + 0.20%				GenOn Energy Inc
Dell International LLC / EMC Corp				0.00%, 10/15/2018(b)			7,453	5,292
6.02%, 06/15/2026(c)		2,310	2,539	0.00%, 10/15/2020(b)			6,145	4,363
Everi Payments Inc				Minejesa Capital BV
7.50%, 12/15/2025(c),(l)		593	593	4.63%, 08/10/2030(c)			380	385
10.00%, 01/15/2022		3,532	3,826					$13,202
International Business Machines Corp				Electronics - 0.02%
1.60%, 01/27/2020		1,255	1,258	TTM Technologies Inc
3 Month LIBOR + 0.23%				5.63%, 10/01/2025(c)			520	534
West Corp
8.50%, 10/15/2025(c)		4,565	4,457
			$13,395

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			BONDS (continued)	Amount (000's) Value (000's)
Engineering & Construction - 0.16%				Internet (continued)
ABG Orphan Holdco Sarl				Netflix Inc (continued)
14.00%, PIK 14.00%, 02/28/2021(k),(m)		$3,034	$3,252	4.88%, 04/15/2028(c)		$1,891	$1,870
AECOM							$6,309
5.13%, 03/15/2027		1,240	1,264	Iron & Steel - 0.17%
			$4,516	Gerdau Trade Inc
Entertainment - 0.09%				4.88%, 10/24/2027(c)		4,315	4,332
Eldorado Resorts Inc				Vale Overseas Ltd
6.00%, 04/01/2025		2,298	2,419	6.25%, 08/10/2026		460	534
							$4,866
Finance - Mortgage Loan/Banker - 0.18%				Leisure Products & Services - 0.36%
Fannie Mae				Constellation Merger Sub Inc
1.88%, 10/30/2020		5,000	4,967	8.50%, 09/15/2025(c)		5,148	5,045
				LTF Merger Sub Inc
Food - 0.33%				8.50%, 06/15/2023(c)		3,168	3,358
BRF GmbH				Silversea Cruise Finance Ltd
4.35%, 09/29/2026(c)		840	817	7.25%, 02/01/2025(c)		1,322	1,425
BRF SA				Viking Cruises Ltd
7.75%, 05/22/2018(c)	BRL	1,500	455	5.88%, 09/15/2027(c)		285	288
Cencosud SA							$10,116
4.38%, 07/17/2027(c)		$935	928
				Lodging - 0.18%
Flowers Foods Inc				Diamond Resorts International Inc
3.50%, 10/01/2026		180	177	7.75%, 09/01/2023(c)		2,778	3,014
Fresh Market Inc/The				10.75%, 09/01/2024(c)		2,074	2,193
9.75%, 05/01/2023(c)		762	430
Grupo Bimbo SAB de CV							$5,207
4.70%, 11/10/2047(c)		1,430	1,430	Machinery - Construction & Mining - 0.04%
JBS USA LUX SA / JBS USA Finance Inc				Caterpillar Financial Services Corp
5.75%, 06/15/2025(c)		540	527	1.86%, 01/10/2020		1,225	1,234
7.25%, 06/01/2021(c)		625	639	3 Month LIBOR + 0.51%
Nova Austral SA
8.25%, 05/26/2021(c)		3,900	3,895	Machinery - Diversified - 0.18%
				Cloud Crane LLC
			$9,298	10.13%, 08/01/2024(c)		4,075	4,595
Forest Products & Paper - 0.06%
Celulosa Arauco y Constitucion SA				John Deere Capital Corp
5.50%, 11/02/2047(c)		525	538	1.65%, 01/16/2018		384	384
				3 Month LIBOR + 0.29%
Fibria Overseas Finance Ltd							$4,979
4.00%, 01/14/2025		605	601
Suzano Austria GmbH				Media - 0.55%
5.75%, 07/14/2026(c)		480	521	Altice Financing SA
				7.50%, 05/15/2026(c)		5,025	5,251
			$1,660	7.50%, 05/15/2026		1,300	1,358
Gas - 0.09%				AMC Networks Inc
NGL Energy Partners LP / NGL Energy				4.75%, 08/01/2025		1,111	1,103
Finance Corp				CBS Radio Inc
5.13%, 07/15/2019		725	732	7.25%, 11/01/2024(c)		430	453
6.13%, 03/01/2025		734	712	Clear Channel Worldwide Holdings Inc
6.88%, 10/15/2021		45	46	7.63%, 03/15/2020		1,145	1,133
7.50%, 11/01/2023		920	945	Cox Communications Inc
			$2,435	4.50%, 06/30/2043(c)		765	712
Healthcare - Services - 0.01%				4.70%, 12/15/2042(c)		380	366
Polaris Intermediate Corp				DISH DBS Corp
8.50%, PIK 9.25%, 12/01/2022(c),(k),(m)		315	328
				5.88%, 11/15/2024		615	620
				7.75%, 07/01/2026		255	275
Insurance - 0.28%				Grupo Televisa SAB
Acrisure LLC / Acrisure Finance Inc				7.25%, 05/14/2043	MXN	4,370	179
7.00%, 11/15/2025(c)		1,710	1,686
				Lee Enterprises Inc
Alliant Holdings Intermediate LLC / Alliant				9.50%, 03/15/2022(c)		$2,209	2,275
Holdings Co-Issuer				NBCUniversal Enterprise Inc
8.25%, 08/01/2023(c)		2,265	2,373	5.25%, 12/19/2049(c),(j)		1,205	1,283
Ardonagh Midco 3 PLC				Time Warner Cable LLC
8.38%, 07/15/2023(c)	GBP	655	912
				4.50%, 09/15/2042		645	591
Berkshire Hathaway Finance Corp							$15,599
1.67%, 01/10/2020		$1,225	1,231	Metal Fabrication & Hardware - 0.03%
3 Month LIBOR + 0.32%				Zekelman Industries Inc
1.87%, 03/07/2018		605	606	9.88%, 06/15/2023(c)		655	734
3 Month LIBOR + 0.55%
Metropolitan Life Global Funding I
1.66%, 09/14/2018(c)		1,205	1,208	Mining - 0.24%
				Aleris International Inc
3 Month LIBOR + 0.34%				9.50%, 04/01/2021(c)		1,023	1,077
			$8,016
Internet - 0.22%
Netflix Inc
4.38%, 11/15/2026		4,524	4,439

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Mining (continued)			Mortgage Backed Securities (continued)
Constellium NV			Citigroup Mortgage Loan Trust 2005-3
6.63%, 03/01/2025(c)	$4,668	$4,960	3.48%, 08/25/2035(m)		$626	$626
Stillwater Mining Co			Credit Suisse First Boston Mortgage Securities
6.13%, 06/27/2022(c)	700	716	Corp
		$6,753	3.53%, 11/25/2033(m)		82	83
Miscellaneous Manufacturers - 0.15%			3.61%, 12/25/2033(m)		53	54
FXI Holdings Inc			CSFB Mortgage-Backed Pass-Through
7.88%, 11/01/2024(c)	759	760	Certificates Series 2003-27
General Electric Co			5.75%, 11/25/2033		51	53
2.05%, 04/02/2018	354	355	CSFB Mortgage-Backed Pass-Through
3 Month LIBOR + 0.71%			Certificates Series 2005-10
RBS Global Inc / Rexnord LLC			5.25%, 11/25/2020		369	345
4.88%, 12/15/2025(c),(g),(l)	213	213	Deutsche Mortgage Securities Inc Mortgage
Siemens Financieringsmaatschappij NV			Loan Trust 2004-4
1.74%, 05/25/2018(c)	400	400	1.68%, 06/25/2034		201	189
3 Month LIBOR + 0.28%			1 Month LIBOR + 0.35%
Working Capital Solutions Funding LCC			DSLA Mortgage Loan Trust 2005-AR5
8.05%, 08/30/2018(e),(g)	2,400	2,400	1.61%, 09/19/2045		186	154
		$4,128	1 Month LIBOR + 0.33%
Mortgage Backed Securities - 1.49%			Dukinfield 2 Plc
Adjustable Rate Mortgage Trust 2004-4			1.58%, 12/20/2052	GBP	388	530
3.57%, 03/25/2035(m)	82	81	ICE LIBOR GBP 3M + 1.25%
Adjustable Rate Mortgage Trust 2005-1			Eurosail-UK 2007-2np PLC
3.29%, 05/25/2035(m)	249	251	0.45%, 03/13/2045		143	189
Alternative Loan Trust 2003-22CB			ICE LIBOR GBP 3M + 0.15%
5.75%, 12/25/2033	147	150	Fannie Mae Connecticut Avenue Securities
Alternative Loan Trust 2003-9T1			5.68%, 05/25/2029		$2,000	2,199
5.50%, 07/25/2033	69	70	1 Month LIBOR + 4.35%
Alternative Loan Trust 2004-14T2			6.18%, 10/25/2029		220	233
5.50%, 08/25/2034	79	82	1 Month LIBOR + 4.85%
Alternative Loan Trust 2004-16CB			6.88%, 04/25/2028		4,798	5,326
5.50%, 07/25/2034	121	124	1 Month LIBOR + 5.55%
5.50%, 08/25/2034	136	139	7.08%, 07/25/2029		2,625	2,981
Alternative Loan Trust 2004-28CB			1 Month LIBOR + 5.75%
5.75%, 01/25/2035	63	63	Fannie Mae Interest Strip
Alternative Loan Trust 2004-J10			4.00%, 11/25/2040(n)		14,739	2,819
6.00%, 09/25/2034	241	250	Freddie Mac Structured Agency Credit Risk
Alternative Loan Trust 2004-J3			Debt Notes
5.50%, 04/25/2034	82	83	2.98%, 04/25/2024		308	313
Alternative Loan Trust 2005-14			1 Month LIBOR + 1.65%
1.54%, 05/25/2035	430	408	3.18%, 10/25/2027		550	563
1 Month LIBOR + 0.21%			1 Month LIBOR + 1.85%
Alternative Loan Trust 2005-J1			3.53%, 02/25/2024		432	445
5.50%, 02/25/2025	168	171	1 Month LIBOR + 2.20%
Banc of America Alternative Loan Trust 2003-			5.78%, 03/25/2030		400	415
8			1 Month LIBOR + 4.45%
5.50%, 10/25/2033	107	109	6.28%, 07/25/2029		1,297	1,393
Banc of America Funding 2004-B Trust			1 Month LIBOR + 4.95%
3.49%, 11/20/2034(m)	185	184	6.48%, 10/25/2029		355	385
Banc of America Funding 2005-5 Trust			1 Month LIBOR + 5.15%
5.50%, 09/25/2035	55	58	10.13%, 03/25/2028		6,990	8,364
Banc of America Funding 2005-7 Trust			1 Month LIBOR + 8.80%
5.75%, 11/25/2035	107	112	GMACM Mortgage Loan Trust 2005-AR1
Banc of America Funding 2007-4 Trust			3.90%, 03/18/2035(m)		370	374
5.50%, 11/25/2034	168	171	GMACM Mortgage Loan Trust 2005-AR4
Banc of America Mortgage 2005-A Trust			4.00%, 07/19/2035(m)		87	84
3.47%, 02/25/2035(m)	47	47	GSR Mortgage Loan Trust 2005-4F
Banc of America Mortgage 2005-I Trust			6.50%, 02/25/2035		50	50
3.39%, 10/25/2035(m)	356	350	HarborView Mortgage Loan Trust 2003-2
BCAP LLC Trust 2007-AA2			2.02%, 10/19/2033		656	638
6.00%, 03/25/2022	195	193	1 Month LIBOR + 0.74%
CHL Mortgage Pass-Through Trust 2004-12			IndyMac INDX Mortgage Loan Trust 2004-
3.74%, 08/25/2034(m)	95	93	AR12
CHL Mortgage Pass-Through Trust 2004-			2.11%, 12/25/2034		621	571
HYB4			1 Month LIBOR + 0.78%
3.49%, 09/20/2034(m)	51	49	IndyMac INDX Mortgage Loan Trust 2004-
CHL Mortgage Pass-Through Trust 2004-			AR6
HYB8			3.67%, 10/25/2034(m)		795	809
3.08%, 01/20/2035(m)	98	97	IndyMac INDX Mortgage Loan Trust 2004-
CHL Mortgage Pass-Through Trust 2005-21			AR7
5.50%, 10/25/2035	116	111	2.55%, 09/25/2034		177	161
			1 Month LIBOR + 1.22%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

		Principal				Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Mortgage Backed Securities (continued)					Mortgage Backed Securities (continued)
IndyMac INDX Mortgage Loan Trust 2005-					Structured Adjustable Rate Mortgage Loan
AR11					Trust Series 2004-6
3.31%, 08/25/2035(m)			$759	$ 686	3.36%, 06/25/2034(m)		$127	$125
IndyMac INDX Mortgage Loan Trust 2005-					Structured Asset Securities Corp Mortgage
AR16	IP				Pass-Through Certificates Series 2004-20
1.97%, 07/25/2045			215	207	5.75%, 11/25/2034		86	87
1 Month LIBOR + 0.64%					Structured Asset Securities Corp Trust 2005-
JP Morgan Mortgage Trust 2005-A2					1
3.47%, 04/25/2035(m)			180	179	5.50%, 02/25/2035		136	138
JP Morgan Mortgage Trust 2006-A1					Towd Point Mortgage Funding 2016-Granite1
3.60%, 02/25/2036(m)			263	244	PLC
Lehman XS Trust Series 2005-7N					1.79%, 07/20/2046	GBP	200	272
1.61%, 12/25/2035			76	65	ICE LIBOR GBP 3M + 1.40%
1 Month LIBOR + 0.28%					Wells Fargo Mortgage Backed Securities
Lehman XS Trust Series 2006-2N					2003-M Trust
1.59%, 02/25/2046			146	129	3.70%, 12/25/2033(m)		$209	211
1 Month LIBOR + 0.26%					Wells Fargo Mortgage Backed Securities
Ludgate Funding PLC					2004-I Trust
0.00%, 01/01/2061(b)		EUR	107	124	3.44%, 07/25/2034(m)		491	498
Euribor 3 Month + 0.16%					Wells Fargo Mortgage Backed Securities
0.94%, 01/01/2061		GBP	420	556	2005-11 Trust
ICE LIBOR GBP 3M + 0.60%					5.50%, 11/25/2035		24	25
MASTR Adjustable Rate Mortgages Trust					Wells Fargo Mortgage Backed Securities
2004-7					2005-16 Trust
3.31%, 07/25/2034(m)			$225	220	6.00%, 01/25/2036		114	114
MASTR Adjustable Rate Mortgages Trust					Wells Fargo Mortgage Backed Securities
2005-2					2005-AR10 Trust
3.29%, 03/25/2035(m)			620	585	3.42%, 05/01/2035(m)		66	68
MASTR Adjustable Rate Mortgages Trust					Wells Fargo Mortgage Backed Securities
2006-2					2005-AR12 Trust
3.71%, 04/25/2036(m)			128	127	3.34%, 06/25/2035(m)		127	129
MASTR Alternative Loan Trust 2003-9					Wells Fargo Mortgage Backed Securities
5.25%, 11/25/2033			63	65	Trust
MASTR Alternative Loan Trust 2004-5					3.55%, 08/25/2034(m)		96	99
5.50%, 06/25/2034			71	73				$42,022
6.00%, 06/25/2034			85	88	Oil & Gas - 2.15%
MASTR Alternative Loan Trust 2004-8					Bellatrix Exploration Ltd
6.00%, 09/25/2034			390	415	8.50%, 05/15/2020(c)		1,040	1,001
Merrill Lynch Mortgage Investors Trust Series					BP Capital Markets PLC
MLCC 2006-2					1.84%, 02/13/2018		255	255
3.17%, 05/25/2036(m)			39	39	3 Month LIBOR + 0.43%
Newgate Funding PLC					California Resources Corp
0.27%, 12/15/2050		EUR	151	179	5.50%, 09/15/2021		18	13
Euribor 3 Month + 0.60%					6.00%, 11/15/2024		89	55
RALI Series 2006-QO4 Trust					8.00%, 12/15/2022(c)		745	551
1.52%, 04/25/2046			$206	194	Cenovus Energy Inc
1 Month LIBOR + 0.19%					5.40%, 06/15/2047(c)		720	732
Residential Asset Securitization Trust 2003-					Cobalt International Energy Inc
A9					7.75%, 12/01/2023(c)		3,206	1,956
4.00%, 08/25/2033			380	380	10.75%, 12/01/2021(c)		6,571	6,949
Residential Asset Securitization Trust 2005-					Cosan Luxembourg SA
A8	CB				7.00%, 01/20/2027(c)		390	421
5.38%, 07/25/2035			309	274	Denbury Resources Inc
RFMSI Series 2006-S1 Trust					5.50%, 05/01/2022		4,428	2,878
5.75%, 01/25/2036			100	100	9.00%, 05/15/2021(c)		1,630	1,569
RFMSI Series 2006-SA2 Trust					Exxon Mobil Corp
4.59%, 08/25/2036(m)			554	518	1.47%, 03/15/2019		610	611
Rmac 2005-Ns3 PLC					3 Month LIBOR + 0.15%
0.03%, 06/12/2043		EUR	51	60	Geopark Ltd
Euribor 3 Month + 0.36%					6.50%, 09/21/2024(c)		220	225
RMAC Securities No 1 PLC					Gulfport Energy Corp
0.00%, 06/12/2044(b)			99	115	6.38%, 05/15/2025		705	710
Euribor 3 Month + 0.15%					Halcon Resources Corp
Structured Adjustable Rate Mortgage Loan					6.75%, 02/15/2025(c)		693	703
Trust					MEG Energy Corp
1.64%, 07/25/2035			$749	601	6.38%, 01/30/2023(c)		295	270
1 Month LIBOR + 0.31%					7.00%, 03/31/2024(c)		940	846
3.66%, 09/25/2034(m)			237	241	Midstates Petroleum Co Inc
					0.00%, 06/01/2020(b),(e),(g)		1,471	—
					OGX Austria GmbH
					0.00%, 06/01/2018(b),(c)		600	—
					0.00%, 04/01/2022(b),(c)		1,100	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

		Principal					Principal
BONDS (continued)		Amount (000's)		Value (000's)	BONDS (continued)		Amount (000's)	Value(000	's)
Oil & Gas (continued)					Other Asset Backed Securities (continued)
Petrobras Global Finance BV					Bayview Opportunity Master Fund IIIb Trust
5.30%, 01/27/2025(c)			$589	$589	2017	-RN3
5.63%, 05/20/2043			645	578	3.23%, 05/28/2032(c),(m)		$118	$118
6.00%, 01/27/2028(c)			10,910	10,976	Bayview Opportunity Master Fund IVb Trust
6.25%, 12/14/2026		GBP	1,000	1,477	2017-NP	L1
6.85%, 06/05/2115			$7,725	7,397	3.60%, 01/28/2032(c),(m)		175	175
7.25%, 03/17/2044			245	256	Bayview Opportunity Master Fund IVb Trust
Petroleos Mexicanos					2017-NP	L2
5.50%, 01/21/2021			7,200	7,686	2.98%, 10/28/2032(c),(m)		425	425
7.65%, 11/24/2021(c)		MXN	6,500	337	Blackbird Capital Aircraft Lease Securitization
Southwestern Energy Co					Ltd 2016-1
6.70%, 01/23/2025			$715	744	4.21%, 12/16/2041(c),(m)		242	251
SRC Energy Inc					5.68%, 12/16/2041(c),(m)		668	671
6.25%, 12/01/2025(c)			705	723	BlueMountain CLO 2013-4 Ltd
Tengizchevroil Finance Co International Ltd					7.01%, 04/15/2025(c)		3,000	2,955
4.00%, 08/15/2026			8,275	8,206	3 Month LIBOR + 5.65%
Vine Oil & Gas LP / Vine Oil & Gas Finance					Bowman Park CLO Ltd
Corp					6.86%, 11/23/2025(c)		1,000	998
8.75%, 04/15/2023(c)			715	704	3 Month LIBOR + 5.40%
YPF SA					CAM Mortgage Trust
6.95%, 07/21/2027(c)			615	657	4.00%, 01/15/2056(c),(m)		8	8
21.95%, 07/07/2020(c)			410	385	5.00%, 01/15/2056(c),(m)		545	536
Argentina Deposit Rates Badlar + 4.00%					CLI Funding V LLC
				$60,460	3.38%, 10/18/2029(c)		477	475
Oil & Gas Services - 0.17%					CLUB Credit Trust 2017-NP1
FTS International Inc					2.42%, 09/15/2023(c)		308	308
6.25%, 05/01/2022			4,177	4,041	Coinstar Funding LLC Series 2017-1
8.82%, 06/15/2020(c)			787	803	5.22%, 04/25/2047(c)		721	750
3 Month LIBOR + 7.50%					Colony American Finance 2015-1 Ltd
					5.65%, 10/15/2047(c)		550	579
				$4,844
Other Asset Backed Securities - 1.84%					Colony American Finance 2016-1 Ltd
					4.64%, 06/15/2048(c),(m)		260	263
AASET 2017-1 Trust
3.97%, 05/16/2042(c)			241	242	Colony American Homes 2014-1
					4.07%, 05/17/2031(c)		450	453
AIM Aviation Finance Ltd
5.07%, 02/15/2040(c),(m)			1,104	1,082	1 Month LIBOR + 2.80%
AJAX Mortgage Loan Trust					Colony American Homes 2014-2
3.47%, 04/25/2057(c),(m)			96	96	4.49%, 07/17/2031(c)		722	725
Ajax Mortgage Loan Trust 2016-B					1 Month LIBOR + 3.20%
4.00%, 09/25/2065(c),(m)			451	451	Colony American Homes 2015-1
					3.42%, 07/17/2032(c)		730	731
Ajax Mortgage Loan Trust 2016-C
4.00%, 10/25/2057(c),(m)			270	272	1 Month LIBOR + 2.15%
					4.27%, 07/17/2032(c)		170	171
ALM VII R Ltd
8.50%, 10/15/2028(c)			2,000	2,109	1 Month LIBOR + 3.00%
					4.92%, 07/17/2032(c)		580	589
3 Month LIBOR + 7.14%
American Homes 4 Rent 2014-SFR2 Trust					1 Month LIBOR + 3.65%
5.15%, 10/17/2036(c)			280	301	Diamond Resorts Owner Trust
6.23%, 10/17/2036(c)			695	777	6.07%, 10/22/2029(c)		248	247
American Homes 4 Rent 2014-SFR3 Trust					Five Guys Funding LLC
6.42%, 12/17/2036(c)			900	1,016	4.60%, 07/25/2047(c)		219	224
American Homes 4 Rent 2015-SFR1					GCA2014 Holdings Ltd - Class C
5.64%, 04/17/2052(c)			1,045	1,138	6.00%, 01/05/2030(c),(e),(g)		622	436
AMMC CLO 17 Ltd					GCA2014 Holdings Ltd - Class D
8.17%, 11/15/2027(c)			2,500	2,506	7.50%, 01/05/2030(c),(e),(g)		250	72
3 Month LIBOR + 6.75%					GCA2014 Holdings Ltd - Class E
					0.00%, 01/05/2030(b),(c),(e),(g)		1,030	—
AMMC CLO 18 Ltd
8.13%, 05/26/2028(c)			1,750	1,766	GCAT 2017-2 LLC
					3.50%, 04/25/2047(c),(m)		327	328
3 Month LIBOR + 6.67%
Apidos CLO XXII					GCAT 2017-3 LLC
7.36%, 10/20/2027(c)			750	760	3.35%, 04/25/2047(c),(m)		184	184
3 Month LIBOR + 6.00%					GCAT 2017-4 LLC
					3.23%, 05/25/2022(c),(m)		82	82
Ascentium Equipment Receivables 2017-2
Trust					GCAT 2017-5 LLC
2.87%, 08/10/2022(c)			80	80	3.23%, 07/25/2047(c),(m)		259	260
Avery Point VII CLO Ltd					Global Container Assets Ltd
7.96%, 01/15/2028(c)			1,400	1,444	4.50%, 02/05/2030(c)		357	343
3 Month LIBOR + 6.60%					Harbour Aircraft Investments Ltd
					8.00%, 11/15/2037(g)		1,435	1,432
Bayview Opportunity Master Fund IIIa Trust
2017	-RN7
3.10%, 09/28/2032(c),(m)			361	361
Bayview Opportunity Master Fund IIIb Trust
2017	-RN2
3.47%, 04/28/2032(c),(m)			62	62

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Other Asset Backed Securities (continued)				Other Asset Backed Securities (continued)
Invitation Homes 2015-SFR1 Trust				VOLT LVI LLC
5.45%, 03/17/2032(c)		$690	$ 699	3.50%, 03/25/2047(c),(m)		$474	$477
1 Month LIBOR + 4.20%				5.88%, 03/25/2047(c),(m)		650	653
Invitation Homes 2015-SFR3 Trust				VOLT LVII LLC
5.00%, 08/17/2032(c)		430	438	3.38%, 04/25/2047(c),(m)		122	123
1 Month LIBOR + 3.75%				VOLT LXI LLC
Kabbage Asset Securitization LLC				3.13%, 06/25/2047(c),(m)		342	343
8.00%, 03/15/2022(c)		253	268	VOLT LXIII LLC
Magnetite IX Ltd				3.00%, 10/25/2047(c),(m)		270	270
7.12%, 07/25/2026(c)		1,750	1,715	VOLT XL LLC
3 Month LIBOR + 5.75%				4.88%, 11/27/2045(c),(m)		215	215
NYMT Residential 2016-RP1				WAVE 2017-1 Trust
4.00%, 03/25/2021(c),(m)		98	99	5.68%, 11/15/2042(c),(g)		305	305
Oak Hill Advisors Residential Loan Trust							$51,781
2017-NP	L2			Packaging & Containers - 0.09%
3.00%, 07/25/2057(c),(m)		523	523	BWAY Holding Co
4.88%, 07/25/2057(c),(m)		705	703	5.50%, 04/15/2024(c)		2,416	2,519
Oak Hill Advisors Residential Loan Trust
2017-NPLA				Pharmaceuticals - 0.24%
3.00%, 06/25/2057(c),(m)		235	236	Endo Dac / Endo Finance LLC / Endo Finco
OneMain Financial Issuance Trust 2014-2				Inc
2.47%, 09/18/2024(c)		7	7	6.00%, 02/01/2025(c)		5,841	4,541
3.02%, 09/18/2024(c)		130	130	Grifols SA
5.31%, 09/18/2024(c)		1,210	1,224	3.20%, 05/01/2025(c)	EUR	655	795
OneMain Financial Issuance Trust 2015-1				Merck & Co Inc
3.19%, 03/18/2026(c)		220	221	1.80%, 05/18/2018		$605	606
OneMain Financial Issuance Trust 2015-3				3 Month LIBOR + 0.36%
4.16%, 11/20/2028(c)		790	802	Teva Pharmaceutical Finance Netherlands III
OneMain Financial Issuance Trust 2016-2				BV
5.94%, 03/20/2028(c)		1,295	1,331	4.10%, 10/01/2046		340	259
OSAT 2016-NPL1 Trust				Valeant Pharmaceuticals International Inc
3.75%, 07/25/2056(c),(m)		164	165	4.50%, 05/15/2023(c)	EUR	135	138
PRPM 2017-2 LLC				6.13%, 04/15/2025(c)		$635	545
3.50%, 09/25/2022(c),(m)		977	973				$6,884
5.00%, 09/25/2022(c),(m)		270	259	Pipelines - 0.34%
PRPM 2017-3 LLC				Abu Dhabi Crude Oil Pipeline LLC
3.47%, 11/25/2022(c),(e),(g),(m)		340	340	3.65%, 11/02/2029(c)		6,100	6,040
5.00%, 11/25/2022(c),(g),(m)		105	102	EnLink Midstream Partners LP
RCO Mortgage LLC 2017-1				6.00%, 12/31/2049(j)		1,265	1,229
3.38%, 08/25/2022(c),(m)		865	868	3 Month LIBOR + 4.11%
Rise Ltd				NGPL PipeCo LLC
4.75%, 02/15/2039(m)		306	310	4.38%, 08/15/2022(c)		135	138
Shenton Aircraft Investment I Ltd				4.88%, 08/15/2027(c)		225	234
4.75%, 10/15/2042(c)		964	1,001	7.77%, 12/15/2037(c)		265	327
Sierra Timeshare 2013-1 Receivables Funding				Transcanada Trust
LLC				5.30%, 03/15/2077		1,435	1,485
1.59%, 11/20/2029(c)		54	54	3 Month LIBOR + 3.21%
Sierra Timeshare 2013-3 Receivables Funding							$9,453
LLC				Real Estate - 0.40%
2.20%, 10/20/2030(c)		117	117
				China Evergrande Group
Sound Point Clo XV Ltd				8.25%, 03/23/2022		6,150	6,481
7.32%, 01/23/2029(c)		1,500	1,513
				8.75%, 06/28/2025		2,600	2,683
3 Month LIBOR + 5.96%				Rialto Holdings LLC / Rialto Corp
SpringCastle America Funding LLC				7.00%, 12/01/2018(c)		2,238	2,244
3.05%, 04/25/2029(c)		208	210
							$11,408
Sprite Cayman				Regional Authority - 0.16%
5.75%, 12/15/2037(c),(g),(l)		745	732
				Provincia de Buenos Aires/Argentina
TAL Advantage V LLC				5.75%, 06/15/2019(c)		735	764
3.55%, 11/20/2038(c)		315	315
				6.50%, 02/15/2023(c)		545	579
THL Credit Wind River 2014-3 CLO Ltd				7.88%, 06/15/2027(c)		450	503
6.96%, 01/22/2027(c)		3,000	2,999
				24.50%, 05/31/2022	ARS	45,870	2,695
3 Month LIBOR + 5.60%				Argentina Deposit Rates Badlar + 3.83%
THUNDERBOLT AIRCRAFT LEASE LTD
5.75%, 05/17/2032(c),(m)		241	244				$4,541
Verizon Owner Trust 2017-3				REITs - 0.14%
1.51%, 04/20/2022(c)		535	536	Uniti Group LP / Uniti Group Finance Inc /
1 Month LIBOR + 0.27%				CSL Capital LLC
VOLT LIV LLC				8.25%, 10/15/2023		$2,000	1,915
3.50%, 02/25/2047(c),(m)		151	152	VICI Properties 1 LLC / VICI FC Inc
6.00%, 02/25/2047(c),(m)		545	548	4.85%, 10/15/2022		428	429
VOLT LV LLC				3 Month LIBOR + 3.50%
3.50%, 03/25/2047(c),(m)		307	309	8.00%, 10/15/2023		1,329	1,479
							$3,823

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's)		Value (000's)	BONDS (continued)	Amount (000's)		Value (000's)
Retail - 0.15%				Sovereign (continued)
Golden Nugget Inc				Portugal Government International Bond
6.75%, 10/15/2024(c)		$520	$531	5.13%, 10/15/2024(c)		$1,079	1,150
PF Chang's China Bistro Inc				5.13%, 10/15/2024		7,599	8,102
10.25%, 06/30/2020(c)		2,062	1,814	Qatar Government International Bond
Staples Inc				6.55%, 04/09/2019(c),(o)		2,790	2,945
8.50%, 09/15/2025(c)		2,041	1,837	6.55%, 04/09/2019(o)		3,988	4,210
			$4,182	Republic of Poland Government Bond
Savings & Loans - 0.03%				2.50%, 07/25/2027	PLN	95,376	25,152
Flagstar Bancorp Inc				Republic of South Africa Government Bond
6.13%, 07/15/2021		717	764	8.75%, 01/31/2044	ZAR	57,780	3,598
				8.75%, 02/28/2048		22,820	1,423
Software - 0.03%				8.88%, 02/28/2035		25,614	1,676
Quintiles IMS Inc				10.50%, 12/21/2026		10,535	822
3.25%, 03/15/2025(c)	EUR	680	835	Republic of South Africa Government
				International Bond
Sovereign - 11.06%				6.88%, 05/27/2019		$22,930	24,258
1MDB Global Investments Ltd				Serbia International Bond
4.40%, 03/09/2023		$10,300	9,929	4.88%, 02/25/2020		4,000	4,163
Abu Dhabi Government International Bond				5.88%, 12/03/2018(c)		1,063	1,098
2.50%, 10/11/2022(c)		3,900	3,851	5.88%, 12/03/2018		11,400	11,771
3.13%, 10/11/2027(c)		7,400	7,270	6.75%, 11/01/2024(m)		2,225	2,267
4.13%, 10/11/2047(c)		2,800	2,783	Sri Lanka Government International Bond
Argentina POM Politica Monetaria				5.88%, 07/25/2022		5,420	5,716
26.25%, 06/21/2020	ARS	181,025	11,193	6.25%, 07/27/2021		2,400	2,553
Argentina Central Bank 7D Repo Rate + 0.00%				Turkey Government International Bond
Argentine Republic Government International				4.88%, 10/09/2026		6,450	6,279
Bond				6.75%, 04/03/2018		15,400	15,591
3.38%, 10/12/2020	CHF	5,162	5,420	7.50%, 11/07/2019		1,334	1,434
3.38%, 01/15/2023	EUR	7,472	8,982	Ukraine Government International Bond
3.88%, 01/15/2022		621	771	7.75%, 09/01/2022		2,100	2,233
5.00%, 01/15/2027		3,580	4,346	7.75%, 09/01/2025		4,950	5,179
5.25%, 01/15/2028		254	309	Venezuela Government International Bond
Bahrain Government International Bond				9.25%, 09/15/2027		10,000	2,350
7.00%, 10/12/2028		$2,700	2,714				$311,260
7.50%, 09/20/2047(c)		8,050	7,635	Student Loan Asset Backed Securities - 0.09%
Costa Rica Government International Bond				SLM Private Credit Student Loan Trust 2003-
7.00%, 04/04/2044		252	262	A
Croatia Government International Bond				3.79%, 06/15/2032		290	293
3.00%, 03/20/2027	EUR	4,250	5,366	Mexico Treasuruies Auction Rate + 0.00%
Gabon Government International Bond				SLM Private Credit Student Loan Trust 2003-
6.95%, 06/16/2025(c)		$1,400	1,424	B
6.95%, 06/16/2025		5,750	5,849	3.79%, 03/15/2033		850	858
Hellenic Republic Treasury Bill				Mexico Treasuruies Auction Rate + 0.00%
0.00%, 12/15/2017(b)	EUR	10,000	11,884	SMB Private Education Loan Trust 2017-B
0.00%, 01/12/2018(b)		800	949	2.10%, 10/15/2035(c)		310	311
0.00%, 02/02/2018(b)		728	863	1 Month LIBOR + 0.75%
0.00%, 02/09/2018(b)		5,780	6,855	SoFi Professional Loan Program 2014-B
0.00%, 05/04/2018(b)		4,624	5,457	LLC
Indonesia Treasury Bond				2.58%, 08/25/2032(c)		45	46
7.50%, 08/15/2032	IDR 86,200,000		6,612	1 Month LIBOR + 1.25%
7.50%, 05/15/2038		87,000,000	6,638	SoFi Professional Loan Program 2015-A
Iraq International Bond				LLC
5.80%, 01/15/2028		$7,914	7,554	2.53%, 03/25/2033(c)		282	287
Malaysia Government Bond				1 Month LIBOR + 1.20%
3.44%, 02/15/2021	MYR	11,960	2,927	SoFi Professional Loan Program 2015-C
4.18%, 07/15/2024		45,300	11,192	LLC
Mexican Bonos				3.58%, 08/25/2036(c)		112	111
5.75%, 03/05/2026	MXN	23,500	1,146	Sofi Professional Loan Program 2016-A LLC
Montenegro Government International Bond				3.57%, 01/26/2038(c)		546	545
3.88%, 03/18/2020(c)	EUR	5,812	7,185				$2,451
3.88%, 03/18/2020		507	627	Supranational Bank - 0.33%
5.38%, 05/20/2019		1,500	1,882	Banque Ouest Africaine de Developpement
5.75%, 03/10/2021		426	558	5.00%, 07/27/2027(c)		5,900	6,136
Nigeria Government International Bond				European Investment Bank
6.50%, 11/28/2027(c)		$6,600	6,736	2.38%, 06/15/2022		2,117	2,123
Pakistan Government International Bond				Inter-American Development Bank
6.88%, 12/05/2027(c),(l)		3,800	3,809	2.38%, 07/07/2027		712	699
Peru Government Bond				International Bank for Reconstruction &
6.15%, 08/12/2032(c)	PEN	22,100	7,228	Development
Peruvian Government International Bond				2.50%, 11/22/2027		320	317
6.35%, 08/12/2028(c)		9,300	3,123
							$9,275
6.35%, 08/12/2028		17,750	5,961

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2017 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000's) Value (000's)			CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)
Telecommunications - 1.31%				Electric (continued)
Avanti Communications Group PLC				NRG Yield Inc (continued)
15.00%, PIK 15.00%, 10/01/2021(c),(k),(m)		$1,208	$997	3.50%, 02/01/2019(c)		$650	$660
Axtel SAB de CV							$785
6.38%, 11/14/2024(c)		6,000	6,090
				Electrical Components & Equipment - 0.02%
Cisco Systems Inc				General Cable Corp
1.67%, 09/20/2019		1,420	1,426	4.50%, 11/15/2029(a),(m)		75	73
3 Month LIBOR + 0.34%				SunPower Corp
Goodman Networks Inc				0.75%, 06/01/2018		575	566
8.00%, 05/11/2022		2,553	1,940				$639
HTA Group Ltd/Mauritius
9.13%, 03/08/2022(c)		3,600	3,843	Electronics - 0.05%
				TTM Technologies Inc
9.13%, 03/08/2022		3,065	3,272	1.75%, 12/15/2020		550	975
Intelsat Jackson Holdings SA
9.75%, 07/15/2025(c)		1,000	969	Vishay Intertechnology Inc
				2.25%, 11/15/2040		300	512
MTN Mauritius Investment Ltd							$1,487
4.76%, 11/11/2024		3,500	3,463
5.37%, 02/13/2022(c)		6,200	6,393	Energy - Alternate Sources - 0.00%
				SunEdison Inc
Oi SA				0.00%, 10/01/2018(b)		400	8
0.00%, 09/15/2016(b),(c)	BRL	1,475	135
				0.00%, 01/15/2020(b),(c)		1,425	29
Telenet Finance Luxembourg Notes Sarl				0.00%, 01/01/2021(b)		725	14
5.50%, 03/01/2028(c),(e),(g),(l)		$1,400	1,396
VEON Holdings BV							$51
4.95%, 06/16/2024(c)		6,650	6,820	Engineering & Construction - 0.01%
			$36,744	Tutor Perini Corp
Transportation - 0.12%				2.88%, 06/15/2021		165	181
Hornbeck Offshore Services Inc
5.88%, 04/01/2020		5,271	3,479	Healthcare - Products - 0.00%
				Insulet Corp
				1.38%, 11/15/2024(c)		55	56
TOTAL BONDS			$836,459

	Principal			Healthcare - Services - 0.29%
CONVERTIBLE BONDS - 2.59%	Amount (000's) Value (000's)			Anthem Inc
Automobile Manufacturers - 0.01%				2.75%, 10/15/2042(a)		2,450	7,868
Tesla Inc				Brookdale Senior Living Inc
2.38%, 03/15/2022		350	406	2.75%, 06/15/2018		100	99
				Teladoc Inc
Automobile Parts & Equipment - 0.01%				3.00%, 12/15/2022(c)		250	286
Meritor Inc
3.25%, 10/15/2037(c)		250	265				$8,253
				Holding Companies - Diversified - 0.01%
Biotechnology - 0.07%				RWT Holdings Inc
Acorda Therapeutics Inc				5.63%, 11/15/2019		185	188
1.75%, 06/15/2021		500	418
AMAG Pharmaceuticals Inc				Internet - 0.21%
3.25%, 06/01/2022		200	174	Twitter Inc
BioMarin Pharmaceutical Inc				0.25%, 09/15/2019		3,374	3,218
0.60%, 08/01/2024		215	209	VeriSign Inc
1.50%, 10/15/2020		400	462	4.70%, 08/15/2037		825	2,770
Innoviva Inc							$5,988
2.13%, 01/15/2023		300	286	Investment Companies - 0.52%
Intercept Pharmaceuticals Inc				Aabar Investments PJSC
3.25%, 07/01/2023		460	367	0.50%, 03/27/2020	EUR	7,800	8,468
			$1,916	1.00%, 03/27/2022		5,900	6,043
Coal - 0.00%				Prospect Capital Corp
Alpha Natural Resources Inc				4.95%, 07/15/2022		$175	172
0.00%, 12/15/2020(b),(e),(g)		100	—				$14,683
				Iron & Steel - 0.01%
Commercial Services - 0.05%				Allegheny Technologies Inc
Element Fleet Management Corp				4.75%, 07/01/2022		125	221
5.13%, 06/30/2019(c)	CAD	725	573
Macquarie Infrastructure Corp				Media - 0.27%
2.00%, 10/01/2023		$710	682	DISH Network Corp
				2.38%, 03/15/2024(c)		470	458
			$1,255
Diversified Financial Services - 0.01%				3.38%, 08/15/2026		6,180	6,887
PRA Group Inc				Liberty Media Corp
3.50%, 06/01/2023(c)		50	51	2.25%, 09/30/2046		115	120
Walter Investment Management Corp							$7,465
0.00%, 11/01/2019(b)		870	78	Oil & Gas - 0.06%
			$129	Chesapeake Energy Corp
				5.50%, 09/15/2026(c)		745	683
Electric - 0.03%
NRG Yield Inc				Cobalt International Energy Inc
3.25%, 06/01/2020(c)		125	125	3.13%, 05/15/2024		4,828	495
				Nabors Industries Inc
				0.75%, 01/15/2024(c)		395	293

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

	Principal			Principal
CONVERTIBLE BONDS (continued)	Amount (000's) Value (000's)		CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)
Oil & Gas (continued)			Trucking & Leasing - 0.01%
SM Energy Co			Greenbrier Cos Inc/The
1.50%, 07/01/2021	$90	$85	2.88%, 02/01/2024(c)	$320	$369
Whiting Petroleum Corp
1.25%, 04/01/2020	200	180	TOTAL CONVERTIBLE BONDS		$72,890
		$1,736	SENIOR FLOATING RATE INTERESTS -	Principal
Oil & Gas Services - 0.03%			5.60%	Amount (000's)	Value (000's)
Weatherford International Ltd			Advertising - 0.05%
5.88%, 07/01/2021	700	701	Red Ventures LLC, Term Loan B
			5.33%, 10/18/2024(p)	$1,372	$1,365
Pharmaceuticals - 0.03%			US LIBOR + 4.00%
Flexion Therapeutics Inc
3.38%, 05/01/2024(c)	60	74	Aerospace & Defense - 0.05%
Horizon Pharma Investment Ltd			TransDigm Inc, Term Loan E
2.50%, 03/15/2022	325	301	0.00%, 08/14/2022(p),(q)	58	58
Neurocrine Biosciences Inc			US LIBOR + 2.75%
2.25%, 05/15/2024(c)	485	595	4.27%, 05/13/2022(p)	64	65
		$970	US LIBOR + 3.00%
Private Equity - 0.01%			TransDigm Inc, Term Loan F
Hercules Capital Inc			0.00%, 06/09/2023(p),(q)	486	486
4.38%, 02/01/2022(c)	200	205	US LIBOR + 2.75%
			4.27%, 06/09/2023(p)	486	486
REITs - 0.07%			US LIBOR + 3.00%
Apollo Commercial Real Estate Finance Inc			TransDigm Inc, Term Loan G
4.75%, 08/23/2022	125	126	4.26%, 08/16/2024(p)	190	190
Blackstone Mortgage Trust Inc			US LIBOR + 3.00%
4.38%, 05/05/2022	175	178			$1,285
iStar Inc			Automobile Manufacturers - 0.05%
3.13%, 09/15/2022(c)	585	586	OEConnection LLC, Term Loan
Redwood Trust Inc			0.00%, 11/17/2024(p),(q)	686	681
4.75%, 08/15/2023	125	121	US LIBOR + 4.00%
Spirit Realty Capital Inc			0.00%, 11/21/2025(p),(q)	641	638
2.88%, 05/15/2019	725	725	US LIBOR + 8.00%
3.75%, 05/15/2021	150	154	UOS LLC, Term Loan B
		$1,890	0.00%, 04/07/2023(p),(q)	209	213
Semiconductors - 0.71%			US LIBOR + 5.50%
Intel Corp					$1,532
3.25%, 08/01/2039	3,501	7,553	Automobile Parts & Equipment - 0.13%
Microchip Technology Inc			Commercial Vehicle Group Inc, Term Loan
2.25%, 02/15/2037(c)	708	824	B
Novellus Systems Inc			7.24%, 04/12/2023(p)	1,369	1,373
2.63%, 05/15/2041	2,000	11,468	US LIBOR + 6.00%
Rovi Corp			Superior Industries International Inc, Term
0.50%, 03/01/2020	150	145	Loan
Synaptics Inc			5.81%, 03/22/2024(p)	1,496	1,506
0.50%, 06/15/2022(c)	125	114	US LIBOR + 4.50%
		$20,104	Truck Hero Inc, Term Loan
Software - 0.02%			5.33%, 05/16/2024(p)	643	643
Evolent Health Inc			US LIBOR + 4.00%
2.00%, 12/01/2021(c)	130	124			$3,522
Verint Systems Inc			Building Materials - 0.17%
1.50%, 06/01/2021	345	340	American Bath Group LLC, Term Loan
		$464	6.58%, 09/30/2023(p)	3,394	3,423
Telecommunications - 0.06%			US LIBOR + 5.25%
Ciena Corp			Quikrete Holdings Inc, Term Loan B
3.75%, 10/15/2018	925	1,106	4.08%, 11/03/2023(p)	835	837
Finisar Corp			US LIBOR + 2.75%
0.50%, 12/15/2036(c)	745	687	VC GB Holdings Inc, Term Loan
		$1,793	9.24%, 02/21/2025(p)	567	571
Transportation - 0.02%			US LIBOR + 8.00%
Atlas Air Worldwide Holdings Inc					$4,831
1.88%, 06/01/2024	150	176	Chemicals - 0.09%
Echo Global Logistics Inc			Ashland LLC, Term Loan B
2.50%, 05/01/2020	220	222	3.30%, 05/24/2024(p)	85	85
Ship Finance International Ltd			US LIBOR + 2.00%
5.75%, 10/15/2021	275	292	Axalta Coating Systems US Holdings Inc,
		$690	Term Loan B2
			3.33%, 06/21/2024(p)	173	173
			US LIBOR + 2.00%
			HB Fuller Co, Term Loan B
			3.53%, 10/20/2024(p)	275	276
			US LIBOR + 2.25%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Chemicals (continued)			Computers (continued)
HVSC Merger Sub Corp, Term Loan			NeuStar Inc, Term Loan B2
9.62%, 10/20/2025(p)	$760	$758	5.15%, 03/01/2024(p)	$325	$328
HVSC Merger Sub Corp, Term Loan B			US LIBOR + 3.75%
5.37%, 10/20/2024(p)	415	418			$4,946
US LIBOR + 4.00%			Cosmetics & Personal Care - 0.02%
New Arclin US Holding Corp, Term Loan			Sundial Brands LLC, Term Loan
10.08%, 02/14/2025(p)	703	709	5.99%, 08/11/2024(p)	594	594
US LIBOR + 8.75%			US LIBOR + 4.75%
		$2,419
Commercial Services - 0.41%			Distribution & Wholesale - 0.01%
Belron SA, Term Loan			HD Supply Inc, Term Loan B4
0.00%, 10/25/2024(p),(q)	731	736	3.83%, 10/17/2023(p)	332	335
3.89%, 10/25/2024(p)	170	171	US LIBOR + 2.50%
Camelot Finance LP, Term Loan
4.54%, 10/03/2023(p)	303	304	Diversified Financial Services - 0.32%
US LIBOR + 3.25%			Duff & Phelps Corp, Term Loan B
Gartner Inc, Term Loan B			4.61%, 10/05/2024(p)	758	758
3.34%, 03/15/2024(p)	95	95	US LIBOR + 3.25%
US LIBOR + 2.00%			Ocwen Loan Servicing LLC, Term Loan B
Imagine! Print Solutions Inc, Term Loan			6.24%, 12/07/2020(p)	3,136	3,138
10.09%, 06/21/2023(p)	427	410	US LIBOR + 5.00%
US LIBOR + 8.75%			Walter Investment Management Corp, Term
Kingpin Intermediate Holdings LLC, Term			Loan
Loan B			0.00%, 12/11/2020(b),(p)	5,457	5,075
5.57%, 06/29/2024(p)	998	1,005	US LIBOR + 3.75%
US LIBOR + 4.25%					$8,971
KUEHG Corp, Term Loan			Electric - 0.29%
9.58%, 08/22/2025(p)	977	982	AES Corp/VA, Term Loan B
Legalzoom.com Inc, Term Loan B			3.45%, 05/19/2022(p)	971	974
0.00%, 11/15/2024(p),(q)	102	102	US LIBOR + 2.00%
US LIBOR + 4.50%			Chief Power Finance LLC, Term Loan B
Lighthouse Network LLC, Term Loan			6.00%, 12/31/2020(p)	864	606
0.00%, 11/20/2024(p),(q)	238	238	US LIBOR + 4.75%
US LIBOR + 4.50%			Exgen Renewables IV, Term Loan
0.00%, 11/20/2025(p),(q)	558	555	0.00%, 11/15/2024(p),(q)	242	244
US LIBOR + 8.50%			Star West Generation LLC, Term Loan B
Michael Baker International LLC, Term Loan			6.09%, 03/13/2020(p)	7,274	6,419
0.00%, 11/15/2022(p),(q)	346	344	US LIBOR + 4.75%
US LIBOR + 4.50%					$8,243
Paradigm Acquisition Corp, Term Loan			Energy - Alternate Sources - 0.30%
5.61%, 10/04/2024(p)	1,273	1,279	SunEdison Inc, Term Loan
US LIBOR + 4.25%			8.74%, 04/26/2018(p)	2,908	2,905
10.02%, 10/06/2025(p)	578	578	13.24%, PIK 12.00%, 04/26/2018(k),(p)	5,654	5,640
US LIBOR + 8.50%					$8,545
PSC Industrial Outsourcing LP, Term Loan			Engineering & Construction - 0.16%
9.74%, 10/03/2025(p)	980	962
			Brand Industrial Services Inc, Term Loan
US LIBOR + 8.50%			5.61%, 06/14/2024(p)	3,066	3,079
PSC Industrial Outsourcing LP, Term Loan B			US LIBOR + 4.25%
5.49%, 10/04/2024(p)	1,315	1,327
			Engility Corp, Term Loan B2
US LIBOR + 4.25%			4.60%, 08/12/2023(p)	212	213
USS Ultimate Holdings Inc, Term Loan			US LIBOR + 3.25%
4.99%, 08/09/2024(p)	50	50
			PlayCore Inc, Term Loan
US LIBOR + 3.75%			9.25%, 09/18/2025(p)	1,077	1,061
8.99%, 08/08/2025(p)	1,000	1,012
			US LIBOR + 7.75%
US LIBOR + 7.75%					$4,353
Weight Watchers International Inc, Term			Entertainment - 0.00%
Loan
0.00%, 11/20/2024(p),(q)	1,330	1,308	AMC Entertainment Holdings Inc, Term Loan
			B
		$11,458	3.50%, 10/31/2023(p)	65	64
Computers - 0.18%			US LIBOR + 2.25%
Dell International LLC, Term Loan A2
3.09%, 09/07/2021(p)	710	709
			Environmental Control - 0.02%
US LIBOR + 1.75%			GFL Environmental Inc, Term Loan B
McAfee LLC, Term Loan			4.08%, 09/27/2023(p)	158	159
5.83%, 09/30/2024(p)	695	698	US LIBOR + 2.75%
9.83%, 09/26/2025(p)	1,178	1,190
			SMI Acquisition Inc, Term Loan
US LIBOR + 8.50%			5.13%, 10/25/2024(p)	420	422
9.83%, 09/26/2025 (p)	2,000	2,021
			US LIBOR + 3.75%
US LIBOR + 8.50%					$581

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Food - 0.09%			Internet (continued)
Del Monte Foods Inc, Term Loan B			Zayo Group LLC, Term Loan B2
4.70%, 01/26/2021(p)	$465	$373	3.56%, 01/19/2024(p)	$293	$294
US LIBOR + 3.25%			US LIBOR + 2.25%
Give & Go Prepared Foods Corp, Term Loan					$1,892
B			Investment Companies - 0.19%
5.70%, 07/29/2023(p)	1,615	1,627	TKC Holdings Inc, Term Loan
US LIBOR + 4.25%			5.52%, 02/01/2023(p)	1,057	1,068
Post Holdings Inc, Term Loan B			US LIBOR + 4.25%
3.50%, 05/17/2024(p)	334	335	9.27%, 01/31/2024(p)	3,337	3,362
US LIBOR + 2.25%			US LIBOR + 8.00%
Utz Quality Foods LLC, Term Loan			UFC Holdings LLC, Term Loan B
4.79%, 11/13/2024(p)	315	316	4.58%, 08/18/2023(p)	995	1,000
US LIBOR + 3.50%			US LIBOR + 3.25%
		$2,651			$5,430
Healthcare - Products - 0.00%			Iron & Steel - 0.07%
YI LLC, Term Loan			Can Am Construction Inc/Canada, Term Loan
5.25%, 11/06/2024(p)	98	98	B
US LIBOR + 4.00%			6.74%, 07/01/2024(p)	1,995	2,020
			US LIBOR + 5.50%
Healthcare - Services - 0.47%
21st Century Oncology Inc, Term Loan B			Leisure Products & Services - 0.01%
7.47%, 04/30/2022(p)	3,378	3,170	ClubCorp Holdings Inc, Term Loan B
US LIBOR + 6.13%			4.59%, 08/16/2024(p)	285	286
Envision Healthcare Corp, Term Loan C			US LIBOR + 3.25%
4.25%, 12/01/2023(p)	189	189
US LIBOR + 3.00%			Lodging - 0.01%
Heartland Dental LLC, Term Loan			Boyd Gaming Corp, Term Loan B
6.05%, 07/26/2023(p)	2,047	2,074	3.70%, 09/15/2023(p)	148	148
US LIBOR + 4.75%			US LIBOR + 2.50%
9.75%, 07/26/2024(p)	1,100	1,103
US LIBOR + 8.50%			Machinery - Diversified - 0.01%
Highland Acquisition Holdings LLC, Term			Engineered Machinery Holdings Inc, Delay-
Loan			Draw Term Loan DD
6.74%, 11/23/2022(p)	3,043	3,043	5.56%, 07/25/2024(p)	22	22
MDVIP Inc, Term Loan			US LIBOR + 3.25%
5.66%, 11/08/2024(p)	693	693	Engineered Machinery Holdings Inc, Term
Superior Vision, Term Loan			Loan
0.00%, 11/01/2024(p),(q)	845	849	4.56%, 07/25/2024(p)	220	220
0.00%, 11/02/2025(p),(q)	493	495	US LIBOR + 3.25%
Surgery Center Holdings Inc, Term Loan					$242
4.50%, 06/20/2024(p)	680	669
			Media - 0.15%
US LIBOR + 3.25%			Altice Financing LLC, Term Loan
Tennessee Merger Sub Inc, Term Loan			0.00%, 01/06/2026(p),(q)	375	364
3.99%, 02/06/2024(p)	942	920
			Altice US Finance I Corp, Term Loan B
		$13,205	3.60%, 07/28/2025(p)	57	56
Home Furnishings - 0.03%			US LIBOR + 2.25%
TGP Holdings III LLC, Term Loan			CBS Radio Inc, Term Loan B1
6.33%, 09/25/2024(p)	269	271	4.17%, 03/02/2024(p)	242	244
US LIBOR + 5.00%			US LIBOR + 2.75%
9.83%, 09/25/2025(p)	516	517	CSC Holdings LLC, Term Loan
US LIBOR + 8.50%			3.52%, 07/15/2025(p)	45	44
		$788	US LIBOR + 2.25%
Insurance - 0.19%			Radiate Holdco LLC, Term Loan B
Confie Seguros Holding II Co, Term Loan			0.00%, 12/09/2023(p),(q)	720	714
11.25%, 05/08/2019(p)	1,720	1,660	US LIBOR + 3.00%
US LIBOR + 9.00%			Springer Science+Business Media GmbH,
Confie Seguros Holding II Co, Term Loan B			Term Loan B13
6.99%, 04/19/2022(p)	2,913	2,896	0.00%, 08/14/2022(p),(q)	302	303
US LIBOR + 4.75%			US LIBOR + 3.50%
USI Inc/NY, Term Loan B			Unitymedia Finance LLC, Term Loan B
4.31%, 05/16/2024(p)	760	758	3.50%, 09/08/2025(p)	999	998
US LIBOR + 3.00%			US LIBOR + 2.25%
		$5,314	UPC Financing Partnership, Term Loan AR
Internet - 0.07%			3.75%, 01/15/2026(p)	376	377
Ancestry.com Operations Inc, Term Loan B			US LIBOR + 2.50%
4.50%, 10/19/2023(p)	600	603	Virgin Media Bristol LLC, Term Loan K
US LIBOR + 3.25%			3.75%, 01/15/2026(p)	530	530
Uber Technologies Inc, Term Loan B			US LIBOR + 2.50%
5.33%, 07/13/2023(p)	988	995
US LIBOR + 4.00%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal			SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000's) Value (000's)			(continued)	Amount (000's) Value (000's)
Media (continued)				Retail (continued)
Ziggo Secured Finance Partnership, Term				JC Penney Corp Inc, Term Loan B
Loan E				5.57%, 06/09/2023(p)	$7,187	$6,548
3.75%, 04/15/2025(p)		$700	$696	US LIBOR + 4.25%
US LIBOR + 2.50%				PF Chang's China Bistro Inc, Term Loan
			$4,326	6.51%, 08/18/2022(p)	967	899
Metal Fabrication & Hardware - 0.08%				US LIBOR + 5.00%
Eco-Bat Technologies Ltd, PIK Term Loan				Serta Simmons Bedding LLC, Term Loan
12.00%, PIK 11.00%, 03/29/2018(k),(p)	EUR	5,644	2,295	4.85%, 10/20/2023(p)	858	828
				US LIBOR + 3.50%
Mining - 0.01%						$10,085
Fairmount Santrol Inc, Term Loan B				Semiconductors - 0.01%
7.38%, 10/27/2022(p)		$242	243	Cavium Inc, Term Loan B1
US LIBOR + 6.00%				3.60%, 08/16/2022(p)	153	153
				US LIBOR + 2.25%
Oil & Gas - 0.13%
BCP Raptor LLC, Term Loan				Software - 0.53%
5.70%, 06/22/2024(p)		389	392	Almonde Inc, Term Loan
US LIBOR + 4.25%				8.57%, 04/28/2025(p)	1,000	1,000
California Resources Corp, Term Loan				US LIBOR + 7.25%
0.00%, 11/14/2022(p),(q)		691	679	Almonde Inc, Term Loan B
0.00%, 11/14/2022(p),(q)		184	181	4.83%, 06/13/2024(p)	439	438
Seadrill Operating LP, Term Loan B				US LIBOR + 3.50%
4.33%, 02/12/2021(p)		3,272	2,517	Cvent Inc, Term Loan B
US LIBOR + 3.00%				0.00%, 06/16/2023(p),(q)	1,797	1,797
			$3,769	US LIBOR + 4.00%
Packaging & Containers - 0.05%				Digicert Holdings Inc, Term Loan
BWAY Corp, Term Loan B				9.38%, 09/19/2025(p)	619	622
4.60%, 04/03/2024(p)		713	716	US LIBOR + 8.00%
US LIBOR + 3.25%				Donnelley Financial Solutions Inc, Term Loan
Kloeckner Pentaplast of America Inc, Term				B
Loan B				4.25%, 09/29/2023(p)	151	152
5.58%, 06/29/2022(p)		700	705	US LIBOR + 3.00%
US LIBOR + 4.25%				DTI Holdco Inc, Term Loan B
Plastipak Holdings Inc, Term Loan B				6.63%, 09/30/2023(p)	1,491	1,484
4.02%, 10/10/2024(p)		115	116	US LIBOR + 5.25%
US LIBOR + 2.75%				Evergreen Skills Lux Sarl, Term Loan
			$1,537	4.09%, 04/08/2021(p)	52	52
Pharmaceuticals - 0.12%				US LIBOR + 4.75%
Alphabet Holding Co Inc, Term Loan				9.49%, 04/28/2022(p)	2,000	1,752
4.83%, 09/15/2024(p)		1,995	1,905	US LIBOR + 8.25%
US LIBOR + 3.50%				First Data Corp, Term Loan
9.08%, 09/15/2025(p)		1,252	1,127	3.56%, 07/08/2022(p)	107	107
US LIBOR + 7.75%				US LIBOR + 2.25%
Change Healthcare Holdings LLC, Term Loan				IMS Health Inc, Term Loan B2
B				3.32%, 01/14/2025(p)	265	266
4.10%, 03/01/2024(p)		474	475	US LIBOR + 2.00%
US LIBOR + 2.75%				MA FinanceCo LLC, Term Loan B
				4.06%, 04/19/2024(p)	23	23
			$3,507
Pipelines - 0.14%				US LIBOR + 2.75%
Southcross Energy Partners LP, Term Loan B				Mitchell International Inc, Term Loan
5.58%, 08/04/2021(p)		3,763	3,697	0.00%, 11/20/2024(p),(q)	1,563	1,563
US LIBOR + 4.25%				0.00%, 11/20/2025(p),(q)	615	619

5.58%, 08/04/2021(p)		286	281	Navicure Inc, Term Loan
				4.99%, 10/23/2024(p)	1,881	1,883
US LIBOR + 4.25%
				US LIBOR + 3.75%
				8.74%, 11/01/2025(p)	736	740
Real Estate - 0.06%
Lightstone Holdco LLC, Term Loan				US LIBOR + 7.50%
5.74%, 01/30/2024(p)		1,511	1,515	Rackspace Hosting Inc, Term Loan
5.74%, 01/30/2024(p)		94	95	4.38%, 11/03/2023(p)	204	204
			$1,610	Seattle SpinCo Inc, Term Loan
				4.06%, 04/19/2024(p)	157	158
Retail - 0.36%
				Veritas US Inc, Term Loan B1
1011778 BC ULC, Term Loan B				5.83%, 01/27/2023 (p)	1,190	1,190
3.59%, 02/16/2024(p)		826	825
US LIBOR + 2.25%				US LIBOR + 4.50%
				Vero Parent Inc, Term Loan B
Bass Pro Group LLC, Term Loan B				6.36%, 08/09/2024(p)	961	935
6.24%, 09/25/2024(p)		725	708
US LIBOR + 5.00%				US LIBOR + 5.00%
Harbor Freight Tools USA Inc, Term Loan						$14,985
4.49%, 08/16/2023(p)		275	277
US LIBOR + 3.25%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
(continued)	Amount (000's)	Value (000's)	AGENCY OBLIGATIONS (continued)	Amount (000's)	Value (000's)
Telecommunications - 0.47%			U.S. Treasury Bill (continued)
Consolidated Communications Inc, Term Loan			1.13%, 01/11/2018(s),(t)	$850	$849
B					$38,826
4.25%, 10/05/2023(p)	$240	$235	U.S. Treasury Strip - 0.27%
US LIBOR + 3.00%			0.00%, 11/15/2046(b),(o),(u)	14,175	6,134
Cyxtera DC Holdings Inc, Term Loan B			0.00%, 05/15/2047(b),(o),(u)	3,298	1,410
4.38%, 03/15/2024(p)	998	1,002			$7,544
US LIBOR + 3.00%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Global Tel*Link Corp, Term Loan			OBLIGATIONS		$229,822
5.33%, 05/23/2020(p)	1,523	1,525
				Maturity
US LIBOR + 4.00%			REPURCHASE AGREEMENTS - 9.38%	Amount (000's)	Value (000's)
9.08%, 11/23/2020(p)	2,500	2,490
			Banks - 9.38%
US LIBOR + 7.75%			Barclays Bank PLC Repurchase Agreement	$4,512	$4,511
GTT Communications Inc, Term Loan B			0.50% dated 11/17/2017 (collateralized by
4.50%, 01/09/2024(p)	129	130
			Digicel Group Ltd; $4,575,725; 7.13%;
US LIBOR + 3.25%			dated 04/01/22)(v)
Intelsat Jackson Holdings SA, Term Loan B3			Barclays Bank PLC Repurchase Agreement	5,743	5,743
0.00%, 11/30/2023(p),(q)	3,453	3,398
			0.00% dated 10/02/2017 (collateralized by
US LIBOR + 3.75%			Pakistan Government International Bond;
Securus Technologies Holdings Inc, Term			$5,526,068; 8.25%; dated 04/15/24)(b),(v)
Loan			Barclays Bank PLC Repurchase Agreement on	3,767	3,767
5.74%, 06/20/2024(p)	1,494	1,507
9.49%, 06/20/2025(p)	1,866	1,879	securities sold short; 0.00% dated
			10/02/2017 (collateralized by Venezuela
Sprint Communications Inc, Term Loan B			Government International Bond;
3.87%, 01/31/2024(p)	672	671
			$2,249,667; 9.25%; dated 05/07/28)(b),(v)
US LIBOR + 2.50%			Barclays Bank PLC Repurchase Agreement on	5,611	5,616
West Corp, Term Loan			securities sold short; (0.50)% dated
5.33%, 10/10/2024(p)	294	294
			10/02/2017 (collateralized by Pakistan
US LIBOR + 4.00%			Government International Bond;
		$13,131	$5,604,241; 8.25%; dated 09/30/25)(v)
Transportation - 0.08%			Merrill Lynch Repurchase Agreement on	650	650
CB URS Holdings Corp, Term Loan			securities sold short; 0.00% dated
6.49%, 10/18/2024(p)	210	211
			07/05/2017 (collateralized by Colombia
US LIBOR + 5.25%			Government International Bond; $648,456;
Gruden Acquisition Inc, Term Loan			4.50%; dated 01/28/26)(b),(v)
6.83%, 08/18/2022(p)	824	821
			Merrill Lynch Repurchase Agreement on	314	314
US LIBOR + 5.50%			securities sold short; 0.25% dated
Navios Maritime Partners LP, Term Loan			11/30/2017 maturing 12/01/2017
6.32%, 09/14/2020(p)	1,254	1,248
			(collateralized by United States Treasury
		$2,280	Note/Bond; $311,661; 2.25%; dated
Trucking & Leasing - 0.02%			11/15/27)
Avolon TLB Borrower 1 US LLC, Term Loan			Merrill Lynch Repurchase Agreement on	817	816
B2			securities sold short; 0.25% dated
3.53%, 04/03/2022(p)	429	429	10/05/2017 (collateralized by Colombia
US LIBOR + 2.25%			Government International Bond; $799,424;
			3.88%; dated 04/25/27) (v)
TOTAL SENIOR FLOATING RATE INTERESTS		$157,446	Merrill Lynch Repurchase Agreement on	5,288	5,286
U.S. GOVERNMENT & GOVERNMENT	Principal		securities sold short; 0.25% dated
AGENCY OBLIGATIONS - 8.17%	Amount (000's)	Value (000's)	10/24/2017 (collateralized by Turkey
Federal National Mortgage Association (FNMA) - 0.93%			Government International Bond;
4.00%, 12/01/2042(r)	$25,034	$26,155	$5,231,050; 7.38%; dated 02/05/25) (v)
			Merrill Lynch Repurchase Agreement on	1,406	1,405
U.S. Treasury - 5.59%			securities sold short; 0.25% dated
0.75%, 04/30/2018(s)	1,000	997	10/24/2017 (collateralized by Turkey
1.38%, 10/31/2020(o)	4,905	4,831	Government International Bond;
1.50%, 02/28/2019(o)	12,180	12,144	$1,390,606; 7.38%; dated 02/05/25) (v)
1.63%, 11/30/2019(o)	24,682	24,662	Merrill Lynch Repurchase Agreement on	11	11
1.63%, 12/31/2019	23,544	23,451	securities sold short; (0.30)% dated
1.63%, 10/15/2020(o)	2,668	2,647	11/30/2017 maturing 12/01/2017
2.00%, 11/30/2022	1,679	1,668	(collateralized by United States Treasury
2.00%, 08/15/2025(o)	14,715	14,344	Note/Bond; $11,203; 2.00%; dated
2.13%, 03/31/2024(o)	14,325	14,193	10/31/22)
2.13%, 11/30/2024(o)	8,275	8,172	Merrill Lynch Repurchase Agreement;	24,103	24,104
2.25%, 12/31/2023(o)	14,715	14,710	(0.30)% dated 11/30/2017 maturing
2.38%, 08/15/2024(o)	6,692	6,720	12/01/2017 (collateralized by United States
2.63%, 11/15/2020(o)	4,905	5,005	Treasury Note/Bond; $24,609,742; 2.00%;
3.00%, 02/15/2047	773	798	dated 10/31/22)
3.75%, 11/15/2043(o)	19,556	22,955	Merrill Lynch Repurchase Agreement on	737	737
		$157,297	securities sold short; 0.50% dated
U.S. Treasury Bill - 1.38%			10/27/2017 (collateralized by Colombia
1.03%, 12/21/2017(a),(o),(t)	38,000	37,977	Government International Bond; $748,506;
			3.88%; dated 04/25/27) (v)

See accompanying notes.

Consolidated Schedule of Investments Global Multi-Strategy Fund November 30, 2017 (unaudited)

REPURCHASE AGREEMENTS	Maturity		REPURCHASE AGREEMENTS	Maturity
(continued)	Amount (000's) Value (000's)		(continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Merrill Lynch Repurchase Agreement on	$979	$979	Merrill Lynch Repurchase Agreement on	$11,637	$11,636
securities sold short; 0.50% dated			securities sold short; 1.07% dated
10/30/2017 (collateralized by Colombia			11/30/2017 maturing 12/01/2017
Government International Bond; $999,026;			(collateralized by United States Treasury
3.88%; dated 04/25/27) (v)			Note/Bond; $11,634,647; 1.63%; dated
Merrill Lynch Repurchase Agreement on	601	601	03/31/19)
securities sold short; 0.50% dated			Merrill Lynch Repurchase Agreement on	12,755	12,755
11/07/2017 (collateralized by Colombia			securities sold short; 1.07% dated
Government International Bond; $606,952;			11/30/2017 maturing 12/01/2017
3.88%; dated 04/25/27) (v)			(collateralized by United States Treasury
Merrill Lynch Repurchase Agreement on	626	626	Note/Bond; $12,688,823; 1.50%; dated
securities sold short; 0.75% dated			08/15/26)
11/07/2017 (collateralized by Colombia			Merrill Lynch Repurchase Agreement on	8,332	8,331
Government International Bond; $636,561;			securities sold short; 1.07% dated
5.00%; dated 06/15/45) (v)			11/30/2017 maturing 12/01/2017
Merrill Lynch Repurchase Agreement; 0.90%	58,841	58,839	(collateralized by United States Treasury
dated 11/30/2017 maturing 12/01/2017			Note/Bond; $8,304,204; 2.25%; dated
(collateralized by United States Treasury			10/31/24)
Note/Bond; $59,184,876; 1.50%; dated			Merrill Lynch Repurchase Agreement on	11,792	11,792
10/31/19)			securities sold short; 1.07% dated
Merrill Lynch Repurchase Agreement on	11,885	11,884	11/30/2017 maturing 12/01/2017
securities sold short; 0.90% dated			(collateralized by United States Treasury
11/30/2017 maturing 12/01/2017			Note/Bond; $11,778,829; 3.63%; dated
(collateralized by United States Treasury			02/15/21)
Note/Bond; $11,954,020; 1.50%; dated			Merrill Lynch Repurchase Agreement on	572	572
10/31/19)			securities sold short; 1.07% dated
Merrill Lynch Repurchase Agreement on	19,547	19,546	11/30/2017 maturing 12/01/2017
securities sold short; 0.98% dated			(collateralized by United States Treasury
11/30/2017 maturing 12/01/2017			Note/Bond; $569,396; 2.13%; dated
(collateralized by United States Treasury			09/30/24)
Note/Bond; $19,441,267; 1.13%; dated			Merrill Lynch Repurchase Agreement on	11,634	11,634
05/31/19)			securities sold short; 1.07% dated
Merrill Lynch Repurchase Agreement on	3,353	3,353	11/30/2017 maturing 12/01/2017
securities sold short; 1.02% dated			(collateralized by United States Treasury
11/30/2017 maturing 12/01/2017			Inflation Indexed Bonds; $11,608,625;
(collateralized by United States Treasury			0.13%; dated 07/15/22)
Inflation Indexed Bonds; $3,343,270;					$263,885
0.13%; dated 04/15/22)			TOTAL REPURCHASE AGREEMENTS		$263,885
Merrill Lynch Repurchase Agreement on	24,219	24,218	TOTAL PURCHASED OPTIONS - 0.22%		$6,075
securities sold short; 1.02% dated			TOTAL PURCHASED INTEREST RATE SWAPTIONS -
11/30/2017 maturing 12/01/2017			0.00%		$151
(collateralized by United States Treasury			Total Investments		$3,178,876
Note/Bond; $24,219,975; 1.00%; dated			Other Assets and Liabilities - (12.98)%		$(365,121)
09/30/19)			TOTAL NET ASSETS - 100.00%		$2,813,755
Merrill Lynch Repurchase Agreement on	331	331
securities sold short; 1.04% dated
11/30/2017 maturing 12/01/2017			(a)	Security or a portion of the security was pledged as collateral for short
(collateralized by United States Treasury			sales. At the end of the period, the value of these securities totaled
Note/Bond; $328,966; 2.25%; dated			$132,507 or 4.71% of net assets.
08/15/27)			(b) Non-income producing security
Merrill Lynch Repurchase Agreement on	14,292	14,292	(c)	Security exempt from registration under Rule 144A of the Securities Act of
securities sold short; 1.07% dated			1933. These securities may be resold in transactions exempt from
11/30/2017 maturing 12/01/2017			registration, normally to qualified institutional buyers. At the end of the
(collateralized by United States Treasury			period, the value of these securities totaled $369,547 or 13.13% of net
Note/Bond; $14,241,720; 1.63%; dated			assets.
10/31/23)			(d)	Security or a portion of the security was pledged to cover margin
Merrill Lynch Repurchase Agreement on	14,338	14,338	requirements for options contracts. At the end of the period, the value of
securities sold short; 1.07% dated			these securities totaled $4,828 or 0.17% of net assets.
11/30/2017 maturing 12/01/2017			(e)	The value of these investments was determined using significant
(collateralized by United States Treasury			unobservable inputs.
Inflation Indexed Bonds; $14,312,675;			(f)	Restricted Security. Please see Restricted Security Sub-Schedule for more
0.63%; dated 07/15/21)			information.
Merrill Lynch Repurchase Agreement on	5,198	5,198	(g)	Fair value of these investments is determined in good faith by the Manager
securities sold short; 1.07% dated			under procedures established and periodically reviewed by the Board of
11/30/2017 maturing 12/01/2017			Directors. Certain inputs used in the valuation may be unobservable;
(collateralized by United States Treasury			however, each security is evaluated individually for purposes of ASC 820
Inflation Indexed Bonds; $5,189,402;			which results in not all securities being identified as Level 3 of the fair
0.13%; dated 01/15/22)			value hierarchy. At the end of the period, the fair value of these securities totaled $15,509 or 0.55% of net assets.
			(h)	All or a portion of this security is owned by the GMS Cayman
Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

(i)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $21,101 or 0.75% of net assets.
(j)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date.
(k)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(l)	Security purchased on a when-issued basis.
(m)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(n)	Security is an Interest Only Strip.
(o)	Security or portion of the security was pledged as collateral for reverse repurchase agreements. At the end of the period, the value of these securities totaled $169,245 or 6.01% of net assets.
(p)	Rate information disclosed is based on an average weighted rate as of November 30, 2017.
(q)	This Senior Floating Rate Note will settle after November 30, 2017, at which time the interest rate will be determined.
(r)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(s)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $1,597 or 0.06% of net assets.
(t)	Rate shown is the discount rate of the original purchase.
(u)	Security is a Principal Only Strip.
(v)	Although the maturity date of the repurchase agreement is open-ended through the maturity date of the collateral, the Fund has a right to terminate the repurchase agreement and demand repayment from the counterparty at any time with two days' notice or less. During periods of high demand for the collateral security, the fund may also pay the counterparty a fee.

Portfolio Summary (unaudited)
Sector	Percent
Financial	19.42%
Government	18.97%
Investment Companies	17.55%
Consumer, Non-cyclical	10.80%
Consumer, Cyclical	7.54%
Communications	7.25%
Industrial	7.11%
Technology	6.06%
Energy	5.97%
Basic Materials	3.75%
Mortgage Securities	3.54%
Asset Backed Securities	3.01%
Utilities	1.71%
Purchased Options	0.22%
Diversified	0.08%
Purchased Interest Rate Swaptions	0.00%
Investments Sold Short	(19.63)%
Other Assets and Liabilities	6.65%
TOTAL NET ASSETS	100.00%

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
AerGen Aviation Finance Ltd	03/01/2017	$1,215	$1,233	0.04%
Airbnb, Inc	06/24/2015	157	177	0.01%
Birst Inc	06/15/2017	23	4	0.00%
DraftKings Inc	12/04/2014	89	84	0.00%
Dropbox Inc	01/28/2014	51	37	0.00%
Element Comm Aviation	06/15/2015	2,800	2,773	0.10%
Forescout Tech Inc	11/24/2015	109	130	0.00%
Forward Venture Services LLC	11/20/2014	170	272	0.01%
General Assembly Space, Inc	07/31/2015	107	107	0.00%
Goodman Networks Inc	06/01/2017	—	—	0.00%
Goodman Networks Inc	06/01/2017	—	595	0.02%
Jand Inc	04/23/2015	43	37	0.00%
Jand Inc	04/23/2015	19	14	0.00%
Klarna Holding AB	08/07/2015	89	93	0.00%
Lithium Technology Corp	04/16/2015	21	20	0.00%
Marklogic Corp	04/27/2015	172	146	0.01%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Restricted Securities (continued)

Security Name				Acquisition Date				Cost	Value	Percent of Net Assets
Panera Bread Co			01/26/2012 – 07/19/2017					$521	$524	0.02%
Pinterest Inc				03/16/2015				627	628	0.02%
Redfin Corp				12/15/2014				97	223	0.01%
Uber Technologies Inc				06/05/2014				236	630	0.02%
Veracode Inc				04/18/2017				24	24	0.00%
WeWork Cos Inc				12/08/2014				6	18	0.00%
WeWork Cos Inc Series D-1				12/08/2014				81	252	0.01%
WeWork Cos Inc Series D-2				12/08/2014				64	198	0.01%
Zuora Inc				01/15/2015				156	215	0.01%
Total									$8,434	0.29%

Amounts in thousands

Options

Purchased Options		Contracts/	Notional				Expiration	Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - 90 Day Eurodollar	N/A	1,284		$3,210		$98.63	12/19/2017	$64	$8	$(56)
Future; December 2017
Call - 90 Day Eurodollar	N/A	1,276		$3,190		$98.50	01/15/2018	39	8	(31)
Future; March 2018
Call - 90 Day Eurodollar	N/A	1,853		$4,633		$98.63	03/20/2018	204	12	(192)
Future; March 2018
Call - 90 Day Eurodollar	N/A	264		$660		$98.25	09/18/2018	33	28	(5)
Future; September 2018
Call - CenturyLink Inc	N/A	345		$35		$15.00	01/22/2018	39	27	(12)
Call - Comcast Corp	N/A	368		$37		$36.25	01/22/2018	86	79	(7)
Call - EUR versus HUF	Barclays Bank	1	EUR	4,185	EUR	310.00	02/27/2018	49	71	22
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	8,760	EUR	310.00	02/27/2018	105	150	45
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	3,039	EUR	309.00	01/23/2018	34	53	19
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	3,504	EUR	305.50	02/08/2018	53	106	53
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	8,760	EUR	310.00	02/27/2018	99	150	51
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	8,370	EUR	315.00	03/23/2018	112	81	(31)
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	4,185	EUR	315.00	03/29/2018	58	43	(15)
	PLC
Call - EUR versus HUF	Barclays Bank	1	EUR	4,185	EUR	315.00	03/23/2018	56	40	(16)
	PLC
Call - EUR versus PHP	Barclays Bank	1	EUR	5,515	EUR	64.00	02/16/2018	83	13	(70)
	PLC
Call - EUR versus PHP	Barclays Bank	1	EUR	2,133	EUR	64.00	02/16/2018	20	4	(16)
	PLC
Call - Eurodollar, Mid-	N/A	1,210		$3,025		$98.50	12/18/2017	174	8	(166)
Curve 1 Yr Future;
December 2018
Call - Eurodollar, Mid-	N/A	330		$825		$98.38	12/18/2017	92	2	(90)
Curve 1 Yr Future;
December 2018
Call - Eurodollar, Mid-	N/A	1,856		$4,640		$98.25	12/18/2017	627	12	(615)
Curve 1 Yr Future;
December 2018
Call - Eurodollar, Mid-	N/A	416		$1,040		$98.00	06/18/2018	163	76	(87)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	377		$943		$98.25	06/18/2018	70	23	(47)
Curve 1 Yr Future; June
2019
Call - Eurodollar, Mid-	N/A	244		$610		$98.13	03/19/2018	22	14	(8)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	722		$1,805		$98.25	03/19/2018	53	23	(30)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	1,062		$2,655		$98.38	03/19/2018	318	20	(298)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	293		$733		$98.13	01/15/2018	8	4	(4)
Curve 1 Yr Future; March
2019

See accompanying notes.

				Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Options (continued)

Purchased Options		Contracts/ Notional					Expiration	Upfront		Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Call - Eurodollar, Mid-	N/A	278		$695		$98.50	03/19/2018	$32	$4	$(28)
Curve 1 Yr Future; March
2019
Call - Eurodollar, Mid-	N/A	436		$1,090		$98.25	01/15/2018	22	2	(20)
Curve 1 Yr Future; March
2019
Call - GBP versus USD	Barclays Bank	1	GBP	1,706	GBP	1.32	12/18/2017	31	59	28
	PLC
Call - iShares Russell 2000	N/A	750		$75		$155.00	01/02/2018	126	144	18
ETF
Call - NZD versus USD	Barclays Bank	1	NZD	4,185	NZD	0.74	03/16/2018	59	3	(56)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	4,185	NZD	0.74	12/21/2017	43	—	(43)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	4,185	NZD	0.75	03/21/2018	59	3	(56)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	4,185	NZD	0.74	03/14/2018	54	3	(51)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	4,265	NZD	0.71	04/23/2018	56	21	(35)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	4,265	NZD	0.72	04/11/2018	51	12	(39)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	554	NZD	0.73	04/05/2018	7	1	(6)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	11,089	NZD	0.70	04/24/2018	148	87	(61)
	PLC
Call - NZD versus USD	Barclays Bank	1	NZD	4,265	NZD	0.71	04/23/2018	58	21	(37)
	PLC
Call - QUALCOMM Inc	N/A	29		$3		$62.50	12/18/2017	7	12	5
Call - US 10 Year Note 1st	N/A	25		$25		$125.25	12/04/2017	4	—	(4)
W Future; March 2018
Call - US 10 Year Note	N/A	25		$25		$125.00	12/11/2017	7	1	(6)
2nd W Future; March 2018
Call - USD versus CAD	Barclays Bank	1		$4,185		$1.23	03/15/2018	89	211	122
	PLC
Call - USD versus CNH	Barclays Bank	1		$4,082		$6.72	01/11/2018	19	6	(13)
	PLC
Call - USD versus CNH	Barclays Bank	1		$4,082		$6.72	01/11/2018	20	6	(14)
	PLC
Call - USD versus MXN	Barclays Bank	1		$3,392		$20.00	04/16/2018	99	47	(52)
	PLC
Call - USD versus PHP	Barclays Bank	1		$5,971		$53.50	04/26/2018	76	18	(58)
	PLC
Call - USD versus PHP	Barclays Bank	1		$3,392		$52.00	01/04/2018	21	2	(19)
	PLC
Call - USD versus PHP	Barclays Bank	1		$4,240		$52.00	01/04/2018	26	3	(23)
	PLC
Call - USD versus PHP	Merrill Lynch	1		$8,550		$51.06	05/21/2018	215	123	(92)
Call - USD versus PHP	Barclays Bank	1		$3,392		$52.00	01/04/2018	18	2	(16)
	PLC
Put - 90 Day Eurodollar	N/A	48		$120		$98.50	12/19/2017	4	6	2
Future; December 2017
Put - AUD versus USD	Barclays Bank	1	AUD	7,176	AUD	0.75	12/21/2017	85	20	(65)
	PLC
Put - CBOE SPX	N/A	315		$32		$12.00	12/21/2017	28	39	11
Volatility Index
Put - EUR versus NOK	Barclays Bank	1	EUR	2,093	EUR	9.48	12/01/2017	12	—	(12)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	4,240	EUR	9.83	12/26/2017	26	7	(19)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	4,240	EUR	10.00	01/19/2018	41	39	(2)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	11,160	EUR	9.60	12/21/2017	112	1	(111)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	4,240	EUR	9.75	05/15/2018	53	40	(13)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	4,185	EUR	9.80	03/29/2018	53	36	(17)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	2,930	EUR	9.75	03/27/2018	29	19	(10)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	2,533	EUR	9.38	01/31/2018	29	1	(28)
	PLC

See accompanying notes.

				Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Options (continued)

Purchased Options		Contracts/		Notional			Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Put - EUR versus SEK	Barclays Bank	1	EUR	2,533	EUR	9.40	01/19/2018	$30		$1		$(29)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	2,190	EUR	9.30	02/19/2018	24		—		(24)
	PLC
Put - EUR versus SEK	Barclays Bank	1	EUR	2,533	EUR	9.40	01/19/2018	30		1		(29)
	PLC
Put - Eurodollar, Mid-	N/A	25		$63		$97.88	06/18/2018	9		11		2
Curve 1 Yr Future; June
2019
Put - Eurodollar, Mid-	N/A	120		$300		$97.50	06/18/2018	32		29		(3)
Curve 2 Yr Future; June
2020
Put - Financial Select	N/A	517		$52		$27.00	01/22/2018	29		25		(4)
Sector SPDR Fund
Put - Fossil Group Inc	N/A	1,173		$117		$5.00	03/19/2018	53		39		(14)
Put - iShares MSCI	N/A	536		$54		$47.00	01/22/2018	69		104		35
Emerging Markets ETF
Put - iShares Russell 2000	N/A	221		$22		$151.00	01/22/2018	78		56		(22)
ETF
Put - iShares Russell 2000	N/A	2,730		$273		$138.00	03/30/2018	848		510		(338)
ETF
Put - Mattel Inc	N/A	1,000		$100		$16.00	12/18/2017	60		9		(51)
Put - PowerShares QQQ	N/A	72		$7		$153.00	12/18/2017	12		7		(5)
Trust Series 1
Put - S&P 500 Index	N/A	182		$18		$2,325.00	09/24/2018	1,515		902		(613)
Put - S&P 500 Index	N/A	221		$22		$2,175.00	03/19/2018	1,895		127		(1,768)
Put - S&P 500 Index	N/A	200		$20		$2,150.00	06/18/2018	1,421		325		(1,096)
Put - S&P 500 Index	N/A	158		$16		$2,400.00	12/24/2018	1,365		1,243		(122)
Put - S&P 500 Index	N/A	195		$20		$2,575.00	01/02/2018	307		189		(118)
Put - S&P 500 Index	N/A	210		$21		$2,275.00	12/18/2017	575		7		(568)
Put - SPDR S&P Retail	N/A	680		$68		$42.00	01/22/2018	106		52		(54)
ETF
Put - Teva Pharmaceutical	N/A	1,765		$177		$12.50	01/22/2018	225		62		(163)
Industries Ltd
Put - US 10 Year Note 1st	N/A	79		$79		$124.75	12/04/2017	10		55		45
W Future; March 2018
Put - US 10 Year Note 1st	N/A	20		$20		$125.00	12/04/2017	3		19		16
W Future; March 2018
Put - US 5 Year Note 1st	N/A	95		$95		$116.75	12/04/2017	11		38		27
W Future; March 2018
Put - US 5 Year Note	N/A	251		$251		$116.00	12/26/2017	14		29		15
Future; March 2018
Put - USD versus MXN	Barclays Bank	1		$1,013		$18.75	01/25/2018	7		15		8
	PLC
Put - USD versus MXN	Barclays Bank	1		$2,026		$19.00	12/11/2017	9		38		29
	PLC
Put - USD versus MXN	Barclays Bank	1		$2,133		$18.75	01/25/2018	18		32		14
	PLC
Put - USD versus TRY	Barclays Bank	1		$1,010		$3.84	12/11/2017	9		1		(8)
	PLC
Put - USD versus TRY	Barclays Bank	1		$202		$3.84	12/11/2017	2		—		(2)
	PLC
Put - USD versus TRY	Barclays Bank	1		$2,250		$3.84	02/09/2018	30		15		(15)
	PLC
Put - USD versus ZAR	Barclays Bank	1		$1,652		$14.22	02/21/2018	58		80		22
	PLC
Total								$13,334		$6,075		$(7,259)

Written Options		Contracts/	Notional				Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - Apple Inc	N/A	18		$2		$180.00	01/22/2018	$(7	) $	(4	) $	3
Call - CAD versus JPY	Barclays Bank	1	CAD	4,185	CAD	91.00	03/12/2018	(63)		(11)		52
	PLC
Call - CenturyLink Inc	N/A	345		$35		$17.00	01/22/2018	(17)		(9)		8
Call - Comcast Corp	N/A	368		$37		$41.25	01/22/2018	(15)		(11)		4
Call - EUR versus JPY	Barclays Bank	1	EUR	2,559	EUR	135.00	04/12/2018	(57)		(49)		8
	PLC
Call - EUR versus JPY	Barclays Bank	1	EUR	2,133	EUR	137.50	04/26/2018	(38)		(27)		11
	PLC
Call - EUR versus JPY	Barclays Bank	1	EUR	2,511	EUR	135.00	03/19/2018	(58)		(40)		18
	PLC

See accompanying notes.

				Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Options (continued)

Written Options		Contracts/ Notional					Expiration	Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price			Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - EUR versus JPY	Barclays Bank	1	EUR	3,557	EUR	135.00	03/23/2018	$(100	) $	(60	) $	40
	PLC
Call - EUR versus JPY	Barclays Bank	1	EUR	2,968	EUR	135.00	05/15/2018	(64)		(69)		(5)
	PLC
Call - EUR versus NOK	Barclays Bank	1	EUR	2,093	EUR	9.48	12/01/2017	(18)		(109)		(91)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	2,190	EUR	9.60	02/19/2018	(31)		(98)		(67)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	2,093	EUR	9.65	02/09/2018	(25)		(82)		(57)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	2,930	EUR	9.75	03/27/2018	(36)		(94)		(58)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	4,265	EUR	9.60	12/21/2017	(37)		(187)		(150)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	4,185	EUR	9.80	03/29/2018	(48)		(118)		(70)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	2,533	EUR	9.70	01/31/2018	(31)		(85)		(54)
	PLC
Call - EUR versus SEK	Barclays Bank	1	EUR	2,628	EUR	9.70	02/08/2018	(41)		(89)		(48)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	10,830	EUR	1.20	03/28/2018	(101)		(196)		(95)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	5,280	EUR	1.19	04/25/2018	(54)		(157)		(103)
	PLC
Call - EUR versus USD	Barclays Bank	1	EUR	4,185	EUR	1.21	12/21/2017	(35)		(11)		24
	PLC
Call - Eurodollar, Mid-	N/A	536		$1,340		$97.75	06/18/2018	(297)		(154)		143
Curve 3 Yr Future; June
2021
Call - GBP versus USD	Barclays Bank	1	GBP	2,093	GBP	1.40	12/18/2017	(21)		(1)		20
	PLC
Call - Microsoft Corp	N/A	26		$3		$87.50	12/18/2017	(1)		—		1
Call - NXP	N/A	10		$1		$120.00	01/22/2018	(1)		(2)		(1)
Semiconductors NV
Call - NZD versus USD	Barclays Bank	1	NZD 11,089 NZD			0.74	07/25/2018	(68)		(41)		27
	PLC
Call - QUALCOMM Inc	N/A	29		$3		$67.50	12/18/2017	(2)		(2)		—
Call - US 5 Year Note	N/A	126		$126		$117.25	12/26/2017	(10)		(5)		5
Future; March 2018
Call - US Long Bond	N/A	25		$25		$152.00	12/26/2017	(19)		(25)		(6)
Future; March 2018
Call - US Long Bond	N/A	28		$28		$153.00	02/26/2018	(37)		(44)		(7)
Future; March 2018
Call - USD versus MXN	Barclays Bank	1		$1,082		$19.85	01/25/2018	(16)		(4)		12
	PLC
Call - USD versus MXN	Barclays Bank	1		$267		$19.85	01/25/2018	(3)		(1)		2
	PLC
Call - USD versus MXN	Barclays Bank	1		$3,392		$21.00	04/16/2018	(53)		(23)		30
	PLC
Call - USD versus MXN	Barclays Bank	1		$1,797		$19.85	01/25/2018	(20)		(6)		14
	PLC
Call - USD versus TRY	Barclays Bank	1		$966		$4.06	02/09/2018	(20)		(20)		—
	PLC
Call - USD versus TRY	Barclays Bank	1		$1,010		$3.84	12/11/2017	(9)		(26)		(17)
	PLC
Put - AUD versus USD	Barclays Bank	1	AUD	8,970	AUD	0.75	12/21/2017	(39)		(1)		38
	PLC
Put - CBOE SPX	N/A	315		$32		$10.50	12/21/2017	(8)		(11)		(3)
Volatility Index
Put - EUR versus HUF	Barclays Bank	1	EUR	3,039	EUR	304.00	01/23/2018	(35)		(1)		34
	PLC
Put - Eurodollar, Mid-	N/A	10		$25		$97.88	12/18/2017	(2)		(4)		(2)
Curve 2 Yr Future;
December 2019
Put - Eurodollar, Mid-	N/A	907		$2,268		$97.63	06/18/2018	(444)		(465)		(21)
Curve 3 Yr Future; June
2021
Put - Eurodollar, Mid-	N/A	206		$515		$97.50	06/18/2018	(110)		(74)		36
Curve 3 Yr Future; June
2021
Put - Eurodollar, Mid-	N/A	165		$413		$97.63	03/19/2018	(64)		(57)		7
Curve 3 Yr Future; March
2021

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Options (continued)

Written Options	Contracts/	Notional	Expiration	Upfront	Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Date	Payments/(Receipts)	Fair Value	Appreciation/(Depreciation)
Put - iShares MSCI	N/A	536	$54	$45.00	01/22/2018	$(30	) $	(51	) $	(21)
Emerging Markets ETF
Put - iShares Russell 2000	N/A	221	$22	$144.00	01/22/2018	(29)	(25)	4
ETF
Put - iShares Russell 2000	N/A	2,730	$273	$118.00	03/30/2018	(203)	(133)	70
ETF
Put - S&P 500 Index	N/A	221	$22	$1,950.00	03/19/2018	(972)	(48)	924
Put - S&P 500 Index	N/A	158	$16	$2,150.00	12/24/2018	(727)	(671)	56
Put - S&P 500 Index	N/A	105	$11	$2,050.00	12/18/2017	(101)	—	101
Put - S&P 500 Index	N/A	200	$20	$1,925.00	06/18/2018	(719)	(152)	567
Put - S&P 500 Index	N/A	182	$18	$2,075.00	09/24/2018	(750)	(447)	303
Put - SPDR S&P Retail	N/A	680	$68	$39.00	01/22/2018	(31)	(19)	12
ETF
Put - US 10 Year Note 1st	N/A	25	$25	$124.50	12/04/2017	(4)	(12)	(8)
W Future; March 2018
Put - USD versus BRL	Barclays Bank	1	$2,241	$3.20	03/01/2018	(25)	(24)	1
PLC
Put - USD versus BRL	Barclays Bank	1	$832	$3.20	03/01/2018	(10)	(9)	1
PLC
Put - USD versus ZAR	Barclays Bank	1	$1,652	$13.50	02/21/2018	(16)	(34)	(18)
PLC
Put - USD versus ZAR	Barclays Bank	1	$832	$13.50	02/21/2018	(11)	(17)	(6)
PLC
Total	$(5,783	) $	(4,115	) $	1,668

Amounts in thousands except contracts/shares

Interest Rate Swaptions

Pay/
Receive
Purchased Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Call - 2 Year Interest	Barclays Bank PLC	MXN TIIE	Pay	MXN	269,195	6.60% 08/13/2018	$67	$40	$(27)
Rate Swap	Banxico
Call - 2 Year Interest	Barclays Bank PLC	MXN TIIE	Pay	296,117	6.60% 08/13/2018	81	44	(37)
Rate Swap	Banxico
Call - 20 Year	Barclays Bank PLC	ICE LIBOR	Pay	JPY	556,500	0.50% 03/08/2018	13	3	(10)
Interest Rate Swap	JPY 6 Month
Call - 3 Year Interest	Bank of America NA	MXN TIIE	Pay	MXN	251,104	6.60% 08/13/2018	66	63	(3)
Rate Swap	Banxico
Call - 5 Year Interest	Bank of America NA	MXN TIIE	Pay	312,750	6.40% 01/16/2018	45	1	(44)
Rate Swap	Banxico
Total	$272	$151	$(121)

Pay/
Receive
Written Swaptions	Floating Rate	Floating	Notional	Exercise	Expiration	Upfront	Fair	Unrealized
Outstanding	Counterparty	Index	Rate	Amount	Rate	Date	Payments/(Receipts)	Value	Appreciation/(Depreciation)
Put - 20 Year Interest	Barclays Bank PLC	ICE LIBOR	Receive	JPY 556,500	0.80% 03/08/2018	$(36)	$(16	) $	20
Rate Swap	JPY 6 Month
Total	$(36)	$(16	) $	20

Amounts in thousands

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
3 Month Euro Swiss; June 2018	Short	1	$256	$	—
3 Month Euro Swiss; March 2018	Short	2	512	—
90 Day Eurodollar; December 2018	Short	43	10,527	21
90 Day Eurodollar; December 2018	Long	10	2,448	(3)
90 Day Eurodollar; December 2018	Short	2,826	691,840	944
90 Day Eurodollar; December 2019	Short	10	2,443	3
90 Day Eurodollar; June 2018	Short	87	21,338	41
90 Day Eurodollar; June 2019	Short	41	10,027	7
90 Day Eurodollar; June 2019	Short	37	9,048	19
90 Day Eurodollar; March 2018	Short	92	22,599	34
90 Day Eurodollar; March 2019	Short	39	9,542	13

See accompanying notes.

	Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Futures Contracts (continued)

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
90 Day Eurodollar; September 2018	Short	79	$19,357	$41
90 Day Eurodollar; September 2019	Short	32	7,822	17
90 Day Short Sterling; December 2018	Long	38	6,366	(1)
90 Day Short Sterling; December 2018	Short	27	4,523	5
90 Day Short Sterling; December 2018	Long	698	116,934	(377)
90 Day Short Sterling; December 2020	Short	51	8,511	29
90 Day Short Sterling; June 2018	Long	28	4,699	1
90 Day Short Sterling; June 2019	Short	24	4,016	6
90 Day Short Sterling; March 2018	Long	35	5,881	2
90 Day Short Sterling; March 2019	Short	27	4,521	6
90 Day Short Sterling; September 2018	Long	46	7,712	(1)
90 Day Short Sterling; September 2019	Short	24	4,014	4
ASX 90 Day Bank Bill; December 2018	Long	16	12,046	1
ASX 90 Day Bank Bill; June 2019	Short	34	25,589	(9)
Australia 10 Year Bond; December 2017	Long	5	494	11
Australia 10 Year Bond; December 2017	Long	449	44,370	257
Australia 10 Year Bond; December 2017	Short	109	10,771	(153)
Australia 3 Year Bond; December 2017	Long	28	2,369	—
CAC40 Index; December 2017	Short	24	1,533	(19)
CAC40 Index; December 2017	Long	75	4,792	(15)
Canada 10 Year Bond; March 2018	Long	4	424	(1)
Canadian Bank Acceptance; December 2018	Long	66	12,546	3
Canadian Bank Acceptance; June 2018	Short	37	7,047	(14)
Canadian Bank Acceptance; June 2019	Long	33	6,265	(12)
Canadian Bank Acceptance; March 2018	Short	41	7,821	(19)
Canadian Bank Acceptance; September 2018	Short	35	6,659	(11)
DAX Index; December 2017	Long	6	2,330	24
DAX Index; December 2017	Long	73	28,353	167
DJ Euro Stoxx 50; December 2017	Long	402	17,096	(116)
DJ Euro Stoxx 50; December 2017	Long	186	7,910	140
DJ Euro Stoxx 50; December 2017	Short	117	4,976	(112)
E-Mini DJIA Index; December 2017	Long	15	1,821	170
E-Mini DJIA Index; December 2017	Long	67	8,132	416
eMini MSCI EAFE; December 2017	Long	3	303	8
eMini MSCI Emerging Markets; December 2017	Long	13	728	10
eMini MSCI Emerging Markets; December 2017	Short	266	14,896	(561)
Euribor; December 2018	Long	29	8,652	—
Euribor; December 2018	Long	1,411	420,952	91
Euribor; December 2018	Long	13	3,878	—
Euribor; June 2018	Short	19	5,671	(5)
Euribor; June 2019	Long	20	5,959	(1)
Euribor; June 2019	Long	8	2,384	(1)
Euribor; March 2018	Short	25	7,462	(4)
Euribor; March 2019	Long	11	3,280	(1)
Euribor; September 2018	Short	12	3,581	(1)
Euribor; September 2019	Long	3	893	—
Euro Bund 10 Year Bund; December 2017	Long	245	47,451	187
Euro Bund 10 Year Bund; December 2017	Short	44	8,522	(42)
Euro Bund 10 Year Bund; December 2017	Short	46	8,909	(24)
Euro Bund 10 Year Bund; March 2018	Long	13	2,513	—
FTSE China A50 Index; December 2017	Long	1	13	—
FTSE KLCI Index; December 2017	Short	28	589	(4)
FTSE/JSE Top 40; December 2017	Short	10	390	(22)
FTSE/MIB Index; December 2017	Long	28	3,729	43
FTSE100 Index; December 2017	Short	41	4,064	54
FTSE100 Index; December 2017	Long	243	24,085	(387)
FTSE100 Index; December 2017	Short	20	1,982	10
Hang Seng Index; December 2017	Long	86	16,142	(310)
IBEX 35 Index; December 2017	Long	16	1,942	34
Japan Topix Index; December 2017	Short	130	20,757	(2,369)
Japan Topix Index; December 2017	Long	79	12,614	1,383

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Futures Contracts (continued)

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Japan Topix Index; December 2017		Long	95	$15,169				$898
KOSPI 200 Index; December 2017		Long	5	374				13
Mex Bolsa Index; December 2017		Short	5	127				9
MSCI Singapore Index; December 2017		Long	35	1,007				3
MSCI Taiwan Index; December 2017		Long	11	431				(17)
Nasdaq 100 E-Mini; December 2017		Long	99	12,611				267
Nasdaq 100 E-Mini; December 2017		Long	13	1,656				102
Nikkei 225 OSE; December 2017		Long	84	16,987				1,390
Nikkei 225 OSE; December 2017		Long	5	1,011				151
OMXS30 Index; December 2017		Long	22	423				(6)
Russell 2000 Emini; December 2017		Long	282	21,790				179
Russell 2000 Emini; December 2017		Long	257	19,858				1,478
Russell 2000 Emini; December 2017		Short	365	28,204				(2,605)
S&P 500 Emini; December 2017		Short	55	7,282				(421)
S&P 500 Emini; December 2017		Long	421	55,738				1,726
S&P 500 Emini; December 2017		Short	410	54,282				(3,755)
S&P 500 Emini; December 2017		Short	213	28,200				(1,437)
S&P Mid 400 Emini; December 2017		Long	3	570				41
S&P Mid 400 Emini; December 2017		Short	73	13,870				(1,328)
S&P/TSX 60 Index; December 2017		Long	11	1,622				86
SET50 Index; December 2017		Short	50	334				22
SGX CNX Nifty Index; December 2017		Long	28	576				(9)
SPI 200 Index; December 2017		Short	34	3,849				(187)
UK 10 Year Gilt; March 2018		Long	286	47,807				(178)
UK 10 Year Gilt; March 2018		Long	1	167				(1)
UK 10 Year Gilt; March 2018		Short	50	8,358				53
US 10 Year Note; December 2017		Short	163	20,263				47
US 10 Year Note; March 2018		Long	18	2,233				(6)
US 10 Year Note; March 2018		Short	223	27,662				175
US 10 Year Note; March 2018		Short	186	23,073				117
US 10 Year Note; March 2018		Long	7	868				(5)
US 10 Year Ultra Note; March 2018		Short	234	31,162				69
US 2 Year Note; March 2018		Long	84	18,010				(22)
US 2 Year Note; March 2018		Long	317	67,967				(15)
US 5 Year Note; March 2018		Long	347	40,371				(131)
US 5 Year Note; March 2018		Short	258	30,017				101
US Long Bond; March 2018		Short	53	8,041				68
US Long Bond; March 2018		Long	84	12,744				(71)
US Long Bond; March 2018		Long	14	2,124				(3)
US Ultra Bond; March 2018		Short	151	24,896				(125)
US Ultra Bond; March 2018		Short	46	7,584				33
Total								$(3,687)

Amounts in thousands except contracts

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset		Liability
Bank of America NA	12/22/2017	AUD	77,310,000	$61,508	$58,462	$	— $	(3,046)
Bank of America NA	12/22/2017	CAD	92,163,000	75,525	71,465		—	(4,060)
Bank of America NA	12/22/2017	CHF	43,552,000	45,283	44,357		33	(959)
Bank of America NA	12/22/2017	EUR	73,830,000	87,913	87,988		363	(288)
Bank of America NA	12/22/2017	GBP	66,762,000	88,758	90,352		1,598	(4)
Bank of America NA	12/22/2017	JPY	8,076,260,000	72,782	71,848		141	(1,075)
Bank of America NA	12/22/2017	MXN	393,189,000	21,595	21,033		50	(612)
Bank of America NA	12/22/2017	NZD	40,143,000	28,973	27,425		—	(1,548)
Bank of New York Mellon	12/05/2017	EUR	8,682,490	9,486	10,335		849	—
Bank of New York Mellon	12/06/2017	EUR	23,225,607	27,637	27,648		11	—
Bank of New York Mellon	12/08/2017	EUR	5,273,110	6,245	6,278		33	—
Bank of New York Mellon	12/20/2017	CAD	6,050,000	4,710	4,691		—	(19)
Bank of New York Mellon	12/20/2017	CHF	1,500,000	1,509	1,527		18	—
Bank of New York Mellon	12/20/2017	EUR	310,000	366	369		3	—
Bank of New York Mellon	01/19/2018	EUR	5,265,170	6,157	6,286		129	—
Bank of New York Mellon	01/25/2018	EUR	1,033,785	1,191	1,235		44	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Bank of New York Mellon	01/26/2018	EUR	512,770	$590	$612	$22	$—
Bank of New York Mellon	03/14/2018	EUR	5,791,440	6,809	6,937	128	—
Bank of New York Mellon	07/20/2018	ZAR	8,772,270	604	617	13	—
Bank of New York Mellon	09/20/2018	EUR	167,875	202	204	2	—
Barclays Bank PLC	12/01/2017	AUD	3,831,000	2,907	2,898	—	(9)
Barclays Bank PLC	12/01/2017	EUR	10,385,850	12,316	12,361	48	(3)
Barclays Bank PLC	12/01/2017	GBP	2,332,000	3,140	3,154	14	—
Barclays Bank PLC	12/01/2017	HUF	1,984,815,664	7,468	7,545	77	—
Barclays Bank PLC	12/01/2017	JPY	155,928,494	1,394	1,385	—	(9)
Barclays Bank PLC	12/01/2017	PLN	8,122,830	2,301	2,301	—	—
Barclays Bank PLC	12/04/2017	EUR	9,239,573	10,840	10,997	157	—
Barclays Bank PLC	12/04/2017	GBP	2,332,000	3,140	3,154	14	—
Barclays Bank PLC	12/04/2017	HUF	506,560,200	1,926	1,926	—	—
Barclays Bank PLC	12/04/2017	JPY	47,227,524	424	420	—	(4)
Barclays Bank PLC	12/04/2017	NOK	28,009,881	3,379	3,367	—	(12)
Barclays Bank PLC	12/04/2017	PHP	396,535,004	7,786	7,890	104	—
Barclays Bank PLC	12/08/2017	CAD	2,516,524	1,973	1,951	—	(22)
Barclays Bank PLC	12/08/2017	EUR	30,746,875	36,034	36,606	575	(3)
Barclays Bank PLC	12/08/2017	HUF	2,308,695,779	8,685	8,780	98	(3)
Barclays Bank PLC	12/08/2017	JPY	548,306,095	4,923	4,873	6	(56)
Barclays Bank PLC	12/08/2017	NOK	11,518,853	1,415	1,385	—	(30)
Barclays Bank PLC	12/11/2017	AUD	5,314,000	4,052	4,019	—	(33)
Barclays Bank PLC	12/11/2017	JPY	814,747,359	7,260	7,243	21	(38)
Barclays Bank PLC	12/11/2017	NOK	18,639,829	2,286	2,241	—	(45)
Barclays Bank PLC	12/11/2017	NZD	6,227,000	4,286	4,255	—	(31)
Barclays Bank PLC	12/11/2017	SEK	22,628,485	2,705	2,706	4	(3)
Barclays Bank PLC	12/13/2017	MXN	37,023,855	1,925	1,984	59	—
Barclays Bank PLC	12/13/2017	NZD	1,696,000	1,159	1,159	—	—
Barclays Bank PLC	12/15/2017	EUR	1,918,000	2,285	2,285	—	—
Barclays Bank PLC	12/15/2017	PLN	3,335,114	945	945	—	—
Barclays Bank PLC	12/19/2017	GBP	414,000	557	560	3	—
Barclays Bank PLC	12/20/2017	EUR	3,816,000	4,512	4,547	35	—
Barclays Bank PLC	12/20/2017	MYR	16,850,000	4,128	4,122	—	(6)
Barclays Bank PLC	12/20/2017	SEK	25,205,754	2,992	3,016	24	—
Barclays Bank PLC	12/22/2017	AUD	3,831,000	2,898	2,897	—	(1)
Barclays Bank PLC	12/22/2017	EUR	602,680	714	718	4	—
Barclays Bank PLC	12/22/2017	HUF	1,139,943,324	4,342	4,342	—	—
Barclays Bank PLC	12/29/2017	TRY	18,074,466	4,691	4,581	—	(110)
Barclays Bank PLC	01/02/2018	CNH	63,775,708	9,727	9,628	5	(104)
Barclays Bank PLC	01/12/2018	CNH	63,113,967	9,459	9,520	61	—
Barclays Bank PLC	01/12/2018	JPY	229,486,765	2,040	2,044	4	—
Barclays Bank PLC	01/12/2018	ZAR	24,242,198	1,674	1,757	83	—
Barclays Bank PLC	01/22/2018	BRL	3,915,826	1,219	1,190	—	(29)
Barclays Bank PLC	01/24/2018	CNH	346,051	52	52	—	—
Barclays Bank PLC	01/24/2018	EUR	1,232,348	1,455	1,471	17	(1)
Barclays Bank PLC	01/24/2018	JPY	25,642,357	233	229	—	(4)
Barclays Bank PLC	01/24/2018	TRY	6,460,189	1,626	1,624	14	(16)
Barclays Bank PLC	01/25/2018	CNH	3,007,231	440	453	13	—
Barclays Bank PLC	01/26/2018	MXN	13,312,942	683	708	25	—
Barclays Bank PLC	03/02/2018	BRL	22,397,969	6,704	6,779	81	(6)
Barclays Bank PLC	03/28/2018	EUR	837,000	997	1,003	6	—
Barclays Bank PLC	03/28/2018	SEK	8,021,808	999	966	—	(33)
Barclays Bank PLC	07/03/2018	PHP	619,908,910	11,911	12,146	235	—
Barclays Bank PLC	07/03/2018	ZAR	17,588,543	1,259	1,241	—	(18)
Citigroup Inc	12/05/2017	EUR	2,360,000	2,786	2,809	23	—
Citigroup Inc	12/05/2017	RUB	162,755,000	2,777	2,784	7	—
Citigroup Inc	12/20/2017	AUD	37,594,000	29,909	28,430	—	(1,479)
Citigroup Inc	12/20/2017	BRL	28,071,750	8,673	8,562	—	(111)
Citigroup Inc	12/20/2017	CAD	33,026,870	26,597	25,609	—	(988)
Citigroup Inc	12/20/2017	CHF	12,533,868	12,761	12,763	31	(29)
Citigroup Inc	12/20/2017	CLP	1,566,303,000	2,494	2,421	—	(73)
Citigroup Inc	12/20/2017	CNY	2,328,250	352	352	—	—
Citigroup Inc	12/20/2017	COP	401,621,000	135	133	—	(2)
Citigroup Inc	12/20/2017	CZK	105,100,000	4,824	4,914	90	—
Citigroup Inc	12/20/2017	DKK	6,402,330	1,027	1,026	1	(2)
Citigroup Inc	12/20/2017	EUR	23,181,145	27,485	27,622	171	(34)
Citigroup Inc	12/20/2017	GBP	17,662,000	23,621	23,901	305	(25)
Citigroup Inc	12/20/2017	HKD	3,687,000	473	472	—	(1)
Citigroup Inc	12/20/2017	HUF	463,947,125	1,790	1,767	4	(27)
Citigroup Inc	12/20/2017	IDR	8,558,124,000	635	632	—	(3)
Citigroup Inc	12/20/2017	ILS	8,196,750	2,343	2,347	5	(1)
Citigroup Inc	12/20/2017	INR	240,584,000	3,715	3,722	8	(1)
Citigroup Inc	12/20/2017	JPY	892,525,998	7,964	7,939	6	(31)
See accompanying notes.			86

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/20/2017	KRW	9,275,073,000	$8,393	$8,526	$139	$(6)
Citigroup Inc	12/20/2017	MXN	244,119,000	13,404	13,063	47	(388)
Citigroup Inc	12/20/2017	NOK	30,609,252	3,823	3,682	—	(141)
Citigroup Inc	12/20/2017	NZD	17,589,536	12,486	12,018	2	(470)
Citigroup Inc	12/20/2017	PHP	28,620,000	558	568	10	—
Citigroup Inc	12/20/2017	PLN	16,920,001	4,732	4,796	64	—
Citigroup Inc	12/20/2017	SEK	58,464,002	7,070	6,996	22	(96)
Citigroup Inc	12/20/2017	SGD	7,941,000	5,860	5,889	32	(3)
Citigroup Inc	12/20/2017	TRY	28,500,000	7,683	7,243	—	(440)
Citigroup Inc	12/20/2017	TWD	36,516,000	1,217	1,219	3	(1)
Citigroup Inc	12/20/2017	ZAR	30,698,000	2,217	2,233	43	(27)
Citigroup Inc	03/21/2018	AUD	13,831,068	10,487	10,453	5	(39)
Citigroup Inc	03/21/2018	BRL	223,000	67	67	—	—
Citigroup Inc	03/21/2018	CAD	9,158,336	7,180	7,110	—	(70)
Citigroup Inc	03/21/2018	CHF	3,234,433	3,310	3,317	7	—
Citigroup Inc	03/21/2018	CLP	65,875,832	103	102	—	(1)
Citigroup Inc	03/21/2018	CNY	41,000	6	6	—	—
Citigroup Inc	03/21/2018	COP	401,621,000	132	132	—	—
Citigroup Inc	03/21/2018	CZK	68,325,000	3,197	3,216	22	(3)
Citigroup Inc	03/21/2018	EUR	6,889,603	8,224	8,256	39	(7)
Citigroup Inc	03/21/2018	GBP	1,701,266	2,274	2,309	35	—
Citigroup Inc	03/21/2018	HKD	1,078,500	138	138	—	—
Citigroup Inc	03/21/2018	IDR	8,093,115,000	592	591	—	(1)
Citigroup Inc	03/21/2018	ILS	197,000	57	57	—	—
Citigroup Inc	03/21/2018	KRW	1,379,283,000	1,260	1,269	9	—
Citigroup Inc	03/21/2018	MXN	131,718,615	6,939	6,939	20	(20)
Citigroup Inc	03/21/2018	PHP	19,450,000	380	384	4	—
Citigroup Inc	03/21/2018	PLN	7,932,076	2,231	2,250	19	—
Citigroup Inc	03/21/2018	SGD	2,215,000	1,646	1,645	1	(2)
Citigroup Inc	03/21/2018	TRY	9,875,000	2,424	2,438	14	—
Citigroup Inc	03/21/2018	TWD	18,493,250	622	621	—	(1)
Citigroup Inc	03/22/2018	JPY	909,547,000	8,197	8,131	—	(66)
Citigroup Inc	03/22/2018	ZAR	7,945,000	569	569	1	(1)
Deutsche Bank AG	12/06/2017	MXN	50,829,916	2,817	2,727	—	(90)
Deutsche Bank AG	12/20/2017	EUR	4,909,000	5,813	5,850	37	—
HSBC Securities Inc	12/20/2017	BRL	44,100,000	13,527	13,451	—	(76)
HSBC Securities Inc	12/20/2017	CZK	220,000,000	10,158	10,286	128	—
HSBC Securities Inc	12/20/2017	HUF	2,800,000,000	10,682	10,662	—	(20)
HSBC Securities Inc	12/20/2017	ZAR	97,700,000	7,146	7,107	—	(39)
HSBC Securities Inc	12/21/2017	PLN	24,300,000	6,870	6,888	18	—
Merrill Lynch	05/21/2018	PHP	420,815,000	8,259	8,268	9	—
Morgan Stanley & Co	12/04/2017	BRL	9,320,000	2,895	2,847	—	(48)
Morgan Stanley & Co	12/06/2017	MXN	56,350,000	2,948	3,023	75	—
Morgan Stanley & Co	12/06/2017	PLN	9,430,000	2,674	2,672	—	(2)
Morgan Stanley & Co	12/27/2017	SEK	38,250,000	4,539	4,580	41	—
Morgan Stanley & Co	12/29/2017	NOK	36,645,000	4,461	4,410	—	(51)
UBS AG	12/05/2017	EUR	2,152,679	2,511	2,562	51	—
UBS AG	12/05/2017	GBP	2,164,026	2,812	2,927	115	—
UBS AG	12/05/2017	TRY	9,675,000	2,754	2,470	—	(284)
Total						$6,887	$(17,440)
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Bank of America NA	12/22/2017	AUD	129,753,000	$98,834	$98,120	$734	$(20)
Bank of America NA	12/22/2017	CAD	32,486,000	25,659	25,190	469	—
Bank of America NA	12/22/2017	CHF	76,952,000	77,592	78,376	72	(856)
Bank of America NA	12/22/2017	EUR	23,110,000	27,213	27,542	9	(338)
Bank of America NA	12/22/2017	GBP	30,808,000	40,729	41,694	8	(973)
Bank of America NA	12/22/2017	JPY	15,306,631,000	136,405	136,171	575	(341)
Bank of America NA	12/22/2017	MXN	198,986,000	10,533	10,645	67	(179)
Bank of America NA	12/22/2017	NZD	71,871,000	49,748	49,102	650	(4)
Bank of New York Mellon	12/01/2017	CAD	5,550,000	4,315	4,302	13	—
Bank of New York Mellon	12/05/2017	EUR	14,238,765	15,450	16,949	—	(1,499)
Bank of New York Mellon	12/06/2017	EUR	23,028,089	27,046	27,413	—	(367)
Bank of New York Mellon	12/08/2017	EUR	5,273,110	5,702	6,278	—	(576)
Bank of New York Mellon	12/15/2017	EUR	9,952,000	11,904	11,855	49	—
Bank of New York Mellon	12/20/2017	CAD	6,050,000	4,936	4,691	245	—
Bank of New York Mellon	12/20/2017	CHF	1,500,000	1,570	1,527	43	—
Bank of New York Mellon	12/20/2017	EUR	5,000,000	5,980	5,958	36	(14)
Bank of New York Mellon	12/20/2017	GBP	200,000	266	271	—	(5)
Bank of New York Mellon	01/12/2018	EUR	796,280	950	950	—	—
Bank of New York Mellon	01/19/2018	EUR	5,265,170	5,777	6,286	—	(509)
Bank of New York Mellon	01/25/2018	EUR	24,297,546	28,910	29,021	—	(111)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value		Asset	Liability
Bank of New York Mellon	01/26/2018	EUR	512,770	$559	$613	$	— $	(54)
Bank of New York Mellon	02/02/2018	EUR	718,915	862	859		3	—
Bank of New York Mellon	02/09/2018	EUR	5,753,815	6,707	6,878		—	(171)
Bank of New York Mellon	03/14/2018	EUR	5,791,440	6,290	6,937		—	(647)
Bank of New York Mellon	05/04/2018	EUR	4,570,835	5,381	5,492		—	(111)
Bank of New York Mellon	07/20/2018	ZAR	45,121,185	3,188	3,174		27	(13)
Bank of New York Mellon	08/14/2018	EUR	1,596,060	1,921	1,931		—	(10)
Bank of New York Mellon	09/20/2018	CHF	5,360,237	5,521	5,578		—	(57)
Bank of New York Mellon	09/20/2018	EUR	5,809,250	6,883	7,048		—	(165)
Bank of New York Mellon	09/26/2018	GBP	1,110,000	1,515	1,516		—	(1)
Bank of New York Mellon	10/05/2018	EUR	1,015,575	1,216	1,233		—	(17)
Barclays Bank PLC	12/01/2017	AUD	3,831,000	2,899	2,898		1	—
Barclays Bank PLC	12/01/2017	EUR	10,385,850	12,259	12,362		1	(104)
Barclays Bank PLC	12/01/2017	GBP	2,332,000	3,080	3,154		—	(74)
Barclays Bank PLC	12/01/2017	HUF	1,984,815,664	7,549	7,544		10	(5)
Barclays Bank PLC	12/01/2017	JPY	155,928,495	1,388	1,385		3	—
Barclays Bank PLC	12/01/2017	PLN	8,122,830	2,258	2,301		—	(43)
Barclays Bank PLC	12/04/2017	EUR	11,254,073	13,088	13,394		1	(307)
Barclays Bank PLC	12/04/2017	GBP	2,332,000	3,140	3,154		—	(14)
Barclays Bank PLC	12/04/2017	JPY	47,307,787	424	420		4	—
Barclays Bank PLC	12/04/2017	NOK	24,801,649	3,001	2,982		19	—
Barclays Bank PLC	12/04/2017	PHP	401,061,741	7,838	7,980		—	(142)
Barclays Bank PLC	12/08/2017	CAD	15,281,240	11,956	11,846		110	—
Barclays Bank PLC	12/08/2017	EUR	11,364,000	13,348	13,529		—	(181)
Barclays Bank PLC	12/08/2017	NOK	11,490,540	1,415	1,381		34	—
Barclays Bank PLC	12/08/2017	SEK	103,541,725	12,261	12,374		—	(113)
Barclays Bank PLC	12/11/2017	AUD	1,478,000	1,121	1,118		3	—
Barclays Bank PLC	12/11/2017	CAD	588,834	464	456		8	—
Barclays Bank PLC	12/11/2017	JPY	633,128,059	5,610	5,628		3	(21)
Barclays Bank PLC	12/11/2017	NOK	25,153,097	3,052	3,025		27	—
Barclays Bank PLC	12/11/2017	NZD	4,943,000	3,426	3,378		48	—
Barclays Bank PLC	12/11/2017	SEK	49,280,200	5,899	5,891		8	—
Barclays Bank PLC	12/11/2017	TRY	793,627	202	202		—	—
Barclays Bank PLC	12/13/2017	KRW	1,671,606,840	1,493	1,537		—	(44)
Barclays Bank PLC	12/13/2017	MXN	36,972,520	1,925	1,981		—	(56)
Barclays Bank PLC	12/13/2017	NZD	858,000	586	586		—	—
Barclays Bank PLC	12/15/2017	EUR	793,000	946	945		1	—
Barclays Bank PLC	12/15/2017	PLN	8,068,619	2,285	2,287		—	(2)
Barclays Bank PLC	12/19/2017	GBP	2,120,000	2,856	2,869		—	(13)
Barclays Bank PLC	12/20/2017	EUR	2,544,000	2,991	3,031		—	(40)
Barclays Bank PLC	12/20/2017	JPY	4,609,692,288	42,022	41,003		1,019	—
Barclays Bank PLC	12/20/2017	SEK	37,813,628	4,513	4,525		2	(14)
Barclays Bank PLC	12/22/2017	AUD	1,784,250	1,355	1,350		5	—
Barclays Bank PLC	12/22/2017	EUR	3,635,850	4,342	4,333		9	—
Barclays Bank PLC	12/22/2017	PHP	314,646,029	6,197	6,248		—	(51)
Barclays Bank PLC	12/22/2017	SEK	837,207	100	100		—	—
Barclays Bank PLC	12/29/2017	TRY	18,107,289	4,691	4,589		105	(3)
Barclays Bank PLC	01/02/2018	CNH	53,314,684	8,132	8,048		92	(8)
Barclays Bank PLC	01/12/2018	CNH	13,576,726	2,041	2,048		—	(7)
Barclays Bank PLC	01/12/2018	ZAR	24,048,011	1,674	1,743		—	(69)
Barclays Bank PLC	01/24/2018	CNH	349,749	53	53		—	—
Barclays Bank PLC	01/24/2018	EUR	1,232,348	1,473	1,472		1	—
Barclays Bank PLC	01/24/2018	TRY	18,039,951	4,870	4,534		336	—
Barclays Bank PLC	01/25/2018	CNH	2,933,832	440	442		—	(2)
Barclays Bank PLC	01/26/2018	MXN	188,476,630	9,905	10,018		20	(133)
Barclays Bank PLC	01/29/2018	KRW	3,047,824,000	2,800	2,803		—	(3)
Barclays Bank PLC	01/31/2018	KRW	4,784,400,000	4,400	4,401		5	(6)
Barclays Bank PLC	03/28/2018	EUR	837,000	999	1,003		—	(4)
Barclays Bank PLC	03/28/2018	SEK	8,018,460	997	966		31	—
Barclays Bank PLC	07/03/2018	PHP	684,378,748	13,190	13,408		—	(218)
Barclays Bank PLC	07/03/2018	ZAR	18,113,108	1,259	1,278		11	(30)
BNP Paribas	12/20/2017	GBP	1,507,000	2,017	2,039		—	(22)
Citigroup Inc	12/05/2017	EUR	2,360,000	2,814	2,809		5	—
Citigroup Inc	12/05/2017	RUB	162,755,000	2,696	2,784		—	(88)
Citigroup Inc	12/20/2017	AUD	21,787,068	16,654	16,476		184	(6)
Citigroup Inc	12/20/2017	BRL	35,642,999	11,030	10,871		173	(14)
Citigroup Inc	12/20/2017	CAD	23,017,346	18,043	17,847		196	—
Citigroup Inc	12/20/2017	CHF	25,312,000	26,569	25,775		807	(13)
Citigroup Inc	12/20/2017	CLP	1,519,248,832	2,409	2,348		61	—
Citigroup Inc	12/20/2017	CNY	2,844,000	430	430		1	(1)
Citigroup Inc	12/20/2017	COP	401,621,000	133	133		—	—
Citigroup Inc	12/20/2017	CZK	84,325,000	3,905	3,943		2	(40)
Citigroup Inc	12/20/2017	DKK	6,402,330	1,009	1,025		—	(16)
See accompanying notes.			88

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

					Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/20/2017	EUR	35,225,383	$41,910	$41,974	$158	$(222)
Citigroup Inc	12/20/2017	GBP	16,034,264	20,889	21,698	1	(810)
Citigroup Inc	12/20/2017	HKD	2,685,500	344	344	—	—
Citigroup Inc	12/20/2017	HUF	597,347,000	2,257	2,275	9	(27)
Citigroup Inc	12/20/2017	IDR	8,558,124,000	633	632	1	—
Citigroup Inc	12/20/2017	ILS	10,458,000	2,938	2,995	—	(57)
Citigroup Inc	12/20/2017	INR	240,584,000	3,662	3,722	—	(60)
Citigroup Inc	12/20/2017	JPY	1,334,811,997	12,040	11,873	202	(35)
Citigroup Inc	12/20/2017	KRW	9,957,946,000	8,851	9,154	—	(303)
Citigroup Inc	12/20/2017	MXN	156,931,615	8,360	8,398	29	(67)
Citigroup Inc	12/20/2017	NOK	39,811,000	4,892	4,789	103	—
Citigroup Inc	12/20/2017	NZD	22,120,000	15,847	15,113	734	—
Citigroup Inc	12/20/2017	PHP	28,620,000	553	568	—	(15)
Citigroup Inc	12/20/2017	PLN	10,121,076	2,826	2,869	—	(43)
Citigroup Inc	12/20/2017	SEK	86,694,002	10,720	10,374	349	(3)
Citigroup Inc	12/20/2017	SGD	7,941,000	5,876	5,889	6	(19)
Citigroup Inc	12/20/2017	TRY	22,575,000	5,918	5,737	194	(13)
Citigroup Inc	12/20/2017	TWD	32,993,250	1,103	1,101	3	(1)
Citigroup Inc	12/20/2017	ZAR	30,698,000	2,195	2,233	15	(53)
Citigroup Inc	03/21/2018	AUD	8,251,000	6,249	6,236	19	(6)
Citigroup Inc	03/21/2018	BRL	24,913,750	7,590	7,525	66	(1)
Citigroup Inc	03/21/2018	CAD	3,324,422	2,597	2,581	16	—
Citigroup Inc	03/21/2018	CHF	11,180,868	11,453	11,466	10	(23)
Citigroup Inc	03/21/2018	CLP	712,961,000	1,115	1,102	13	—
Citigroup Inc	03/21/2018	CNY	1,607,250	241	241	—	—
Citigroup Inc	03/21/2018	DKK	6,402,330	1,033	1,032	2	(1)
Citigroup Inc	03/21/2018	EUR	381,240	452	457	—	(5)
Citigroup Inc	03/21/2018	HKD	43,000	6	6	—	—
Citigroup Inc	03/21/2018	HUF	261,088,125	997	1,000	2	(5)
Citigroup Inc	03/21/2018	ILS	3,768,750	1,079	1,084	—	(5)
Citigroup Inc	03/21/2018	INR	27,574,000	418	422	—	(4)
Citigroup Inc	03/21/2018	KRW	5,157,717,000	4,740	4,745	6	(11)
Citigroup Inc	03/21/2018	MXN	158,000	8	8	—	—
Citigroup Inc	03/21/2018	NOK	35,444,250	4,323	4,276	47	—
Citigroup Inc	03/21/2018	NZD	5,903,539	4,042	4,028	17	(3)
Citigroup Inc	03/21/2018	PHP	1,826,000	36	36	—	—
Citigroup Inc	03/21/2018	SEK	66,182,002	7,967	7,969	29	(31)
Citigroup Inc	03/21/2018	SGD	3,344,000	2,480	2,484	2	(6)
Citigroup Inc	03/21/2018	TRY	2,863,000	703	707	—	(4)
Citigroup Inc	03/22/2018	JPY	442,285,998	3,966	3,954	12	—
Citigroup Inc	03/22/2018	ZAR	8,767,002	610	628	—	(18)
Credit Suisse	01/30/2018	COP	3,330,000,000	1,107	1,099	8	—
Deutsche Bank AG	12/06/2017	EUR	2,360,000	2,816	2,809	7	—
Deutsche Bank AG	12/20/2017	GBP	1,046,000	1,381	1,416	—	(35)
Deutsche Bank AG	12/27/2017	EUR	412,000	484	491	—	(7)
Deutsche Bank AG	12/28/2017	EUR	1,075,000	1,270	1,282	—	(12)
HSBC Securities Inc	12/14/2017	EGP	152,314,050	8,509	8,622	—	(113)
HSBC Securities Inc	12/20/2017	BRL	23,725,000	7,239	7,236	3	—
HSBC Securities Inc	12/20/2017	HUF	2,800,000,000	10,521	10,662	—	(141)
HSBC Securities Inc	12/20/2017	RON	41,000,000	10,357	10,518	—	(161)
HSBC Securities Inc	12/20/2017	ZAR	97,700,000	6,959	7,107	—	(148)
HSBC Securities Inc	12/21/2017	PLN	24,300,000	6,774	6,889	—	(115)
Merrill Lynch	12/11/2017	GBP	625,000	819	845	—	(26)
Merrill Lynch	12/13/2017	EUR	655,000	761	780	—	(19)
Merrill Lynch	12/20/2017	BRL	3,500,000	1,062	1,068	—	(6)
Merrill Lynch	12/27/2017	MXN	10,000,000	527	534	—	(7)
Merrill Lynch	12/29/2017	EUR	10,205,000	12,146	12,168	—	(22)
Morgan Stanley & Co	12/04/2017	BRL	9,320,000	2,855	2,847	8	—
Morgan Stanley & Co	12/06/2017	PLN	37,785,000	10,419	10,706	—	(287)
Morgan Stanley & Co	12/12/2017	EUR	2,330,000	2,815	2,775	40	—
Morgan Stanley & Co	12/18/2017	GBP	200,000	263	271	—	(8)
Morgan Stanley & Co	12/27/2017	ZAR	76,400,000	5,428	5,552	—	(124)
Morgan Stanley & Co	01/02/2018	BRL	9,320,000	2,886	2,839	47	—
UBS AG	12/05/2017	EUR	4,667,087	5,565	5,555	10	—
UBS AG	12/05/2017	TRY	9,675,000	2,512	2,470	42	—
Total						$8,556	$(12,027)

Amounts in thousands except contracts

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of	(Pay)/					Unrealized
		November	Receive Payment			Notional	Upfront	Appreciation/		Fair Value
Counterparty	Reference Entity	30, 2017 (a)	Fixed Rate Frequency	Maturity Date		Amount	Payments/(Receipts)	(Depreciation)		Asset	Liability
Barclays Bank PLC	China Government	0.59%	(1.00)% Quarterly	12/20/2022	EUR	1,150	$(20)	$(8)	$	— $	(28)
	International Bond,
	7.50%, 10/28/2027
Goldman Sachs &	Assured Guaranty	1.41%	(5.00)% Quarterly	12/20/2021		$6,000	(736)	(87)		—	(823)
Co	Municipal Corp,
	5.00%, 06/20/2022
Goldman Sachs &	Frontier	13.87%	(5.00)% Quarterly	06/20/2020		1,000	16	157		173	—
Co	Communications
	Corp, 9.00%,
	08/15/2031
Goldman Sachs &	Gap Inc/The,	0.78%	(1.00)% Quarterly	12/20/2021		3,000	254	(279)		—	(25)
Co	5.95%, 04/12/2021
Goldman Sachs &	Hertz Corp/The,	5.25%	(5.00)% Quarterly	06/20/2020		3,000	179	(161)		18	—
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	3.75%	(5.00)% Quarterly	06/20/2019		3,000	—	(56)		—	(56)
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	5.92%	(5.00)% Quarterly	12/20/2020		2,000	79	(30)		49	—
Co	5.88%, 10/15/2020
Goldman Sachs &	Hertz Corp/The,	7.76%	(5.00)% Quarterly	06/20/2022		3,000	439	(145)		294	—
Co	5.88%, 10/15/2020
Goldman Sachs &	International Lease	0.64%	(5.00)% Quarterly	12/20/2021		6,000	(856)	(160)		—	(1,016)
Co	Finance Corp,
	8.25%, 12/15/2020
Goldman Sachs &	JC Penney Corp Inc,	11.46%	(5.00)% Quarterly	12/20/2022		3,000	604	32		636	—
Co	6.38%, 10/15/2036
Goldman Sachs &	JC Penney Corp Inc,	10.80%	(5.00)% Quarterly	12/20/2021		2,000	42	295		337	—
Co	6.38%, 10/15/2036
Goldman Sachs &	Kohl's Corp, 4.00%,	1.18%	(1.00)% Quarterly	12/20/2021		3,000	152	(131)		21	—
Co	11/01/2021
Goldman Sachs &	Macys, 3.45%,	2.63%	(1.00)% Quarterly	12/20/2022		3,000	316	(94)		222	—
Co	01/15/2021
Goldman Sachs &	Nordstrom Inc,	1.81%	(1.00)% Quarterly	12/20/2021		3,000	64	28		92	—
Co	6.95%, 03/15/2028
Goldman Sachs &	Staples Inc, 3.75%,	5.17%	(1.00)% Quarterly	12/20/2021		4,000	212	369		581	—
Co	01/12/2018
JP Morgan Chase	Intesa Sanpaolo	0.63%	(1.00)% Quarterly	12/20/2022	EUR	900	(9)	(11)		—	(20)
	Spa, 4.38%,
	02/12/2020
JP Morgan Chase	Korea International	0.59%	(1.00)% Quarterly	12/20/2022		1,150	(20)	(8)		—	(28)
	Bond, 7.13%,
	04/16/2019
JP Morgan Chase	Teva	3.00%	(1.00)% Quarterly	12/20/2022		$170	19	(4)		15	—
	Pharmaceutical
	Finance Co BV,
	3.65%, 11/10/2021
JP Morgan Chase	Teva	3.00%	(1.00)% Quarterly	12/20/2022		100	12	(3)		9	—
	Pharmaceutical
	Finance Co BV,
	3.65%, 11/10/2021
Merrill Lynch	CDX. EM.28	N/A	(1.00)% Quarterly	12/20/2022		3,525	150	(18)		132	—
Merrill Lynch	Turkey Government	1.98%	(1.00)% Quarterly	12/20/2022		1,400	69	(6)		63	—
	International Bond,
	11.88%, 01/15/2030
Morgan Stanley &	China Government	0.57%	(1.00)% Quarterly	12/20/2022		1,200	(22)	(3)		—	(25)
Co	International Bond,
	7.5%, 10/28/2027
Morgan Stanley &	Intesa Sanpaolo	0.58%	(1.00)% Quarterly	12/20/2022		1,425	(18)	(10)		—	(28)
Co	Spa, 4.38%,
	02/12/2020
Morgan Stanley &	ITRX ASIA EXJP	N/A	(1.00)% Quarterly	12/20/2022		3,370	(32)	(9)		—	(41)
Co	Series 28 100
	12/20/22
Morgan Stanley &	Turkey Government	1.98%	(1.00)% Quarterly	12/20/2022		1,525	56	13		69	—
Co	International Bond,
	11.88%, 01/15/2030
Total							$950	$(329)		$2,711	$ (2,090)

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Credit Default Swaps (continued)

Sell Protection
		Implied
		Credit
		Spread as of		(Pay)/					Unrealized
		November		Receive Payment		Notional		Upfront	Appreciation/			Fair Value (c)
Counterparty	Reference Entity	30, 2017	(a)	Fixed Rate Frequency	Maturity Date	Amount (b)		Payments/(Receipts)	(Depreciation)	Asset Liability
Morgan Stanley &	CMBX. NA.A	N/A		2.00% Monthly	11/17/2059	$1,000		$(27)	$(3)	$	— $	(30)
Co
Total								$(27)	$(3)	$	— $	(30)

Amounts in thousands
Exchange Cleared Credit Default Swaps

Buy Protection
		Implied
		Credit
		Spread as of		(Pay)/					Unrealized
		November		Receive Payment		Notional		Upfront	Appreciation/
Reference Entity		30, 2017	(a)	Fixed Rate Frequency	Maturity Date	Amount (b)		Payments/(Receipts)	(Depreciation)			Fair Value (c)
ITRX EUR Xover CDS Series		N/A		(5.00)% Quarterly	12/20/2022	EUR	8,000	$(1,094)	$(98)			$(1,192)
28 500 12/20/2022
Total								$(1,094)	$(98)		$(1,192)

Sell Protection
		Implied
		Credit
		Spread as of		(Pay)/					Unrealized
		November		Receive Payment		Notional		Upfront	Appreciation/
Reference Entity		30, 2017	(a)	Fixed Rate Frequency	Maturity Date		Amount (b)	Payments/(Receipts)	(Depreciation)			Fair Value (c)
ITX.28.15		N/A		5.00% Quarterly	12/20/2022	EUR	8,403	$1,158	$94			$1,252
ITX.29.15		N/A		5.00% Quarterly	12/20/2022		$6,125	446	37			483
Total								$1,604	$131			$1,735

Amounts in thousands

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $7,125 and 8,403 EUR.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Currency Swaps

						Notional	Notional
						Amount of	Amount of
	Fund		Payment			Currency	Currency	Upfront			Unrealized		Fair Value
Counterparty	Receives	Fund Pays		Frequency	Maturity Date	Received	Delivered	Payments/(Receipts)			Appreciation/(Depreciation)		Asset	Liability
Bank of America	3 Month	11.80%	Quarterly		02/01/2023	$2,088	TRY 7,909	$—			$17		$17	$—
NA	LIBOR
Bank of America	3 Month	12.23%	Quarterly		02/16/2023	2,300	8,893	—			(18)		—	(18)
NA	LIBOR
Bank of America	3 Month	12.10%	Quarterly		02/28/2023	2,136	8,438	—			(10)		—	(10)
NA	LIBOR
Bank of America	3 Month	10.56%	Quarterly		12/30/2022	1,576	5,643	—			80		80	—
NA	LIBOR
Total								$—			$69		$97	$(28)

Amounts in thousands
Interest Rate Swaps

			(Pay)/
			Receive
	Floating Rate		Floating	Fixed	Payment		Notional	Unrealized			Upfront		Fair Value
Counterparty	Index		Rate	Rate	Frequency	Maturity Date	Amount		Appreciation/(Depreciation)		Payments/(Receipts)		Asset	Liability
Bank of America	Brazil Cetip		Receive	8.55%	Annual	01/02/2020	BRL 20,000		$(21	) $	—	$	— $	(21)
NA	Interbank
	Deposit

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Interest Rate Swaps (continued)

		(Pay)/
		Receive								Upfront
	Floating Rate	Floating	Fixed	Payment			Notional	Unrealized	Payments/(Receipts)		Fair Value
Counterparty	Index	Rate	Rate	Frequency	Maturity Date		Amount	Appreciation/(Depreciation)		(continued)	Asset Liability
Bank of America CFETS China		Pay	3.85% Quarterly		09/08/2022	CNY	8,370	$(6)	$	—$	—$	(6)
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.72% Quarterly		06/22/2022		11,886	(16)		—	—	(16)
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.94% Quarterly		02/08/2022		11,972	2		—	2	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	4.01% Quarterly		11/01/2022		5,889	2		—	2	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.77% Quarterly		09/18/2022		5,859	(7)		—	—	(7)
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.77% Quarterly		12/28/2021		16,222	(13)		—	—	(13)
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	3.98% Quarterly		03/24/2022		9,200	3		—	3	—
NA	Fixing Repo
	Rates 7 Day
Bank of America CFETS China		Pay	4.00% Quarterly		11/16/2022		11,500	3		—	3	—
NA	Fixing Repo
	Rates 7 Day
Bank of America Chile Central		Receive	3.49% Semiannual		11/03/2022	CLP	892,398	—		—	—	—
NA	Bank Daily
	Midday
	Interbank Rate
	Nominal
Bank of America Chile Central		Receive	3.49% Semiannual		11/07/2022		1,052,690	—		—	—	—
NA	Bank Daily
	Midday
	Interbank Rate
	Nominal
Bank of America Colombia IBR		Receive	6.00% Quarterly		02/22/2022	COP	4,390,000	(56)		—	—	(56)
NA	Overnight
	Interbank
	Reference Rate
Bank of America FBIL - Overnight		Pay	6.05% Semiannual		06/29/2019	INR	587,016	(22)		—	—	(22)
NA	MIBOR
Bank of America FBIL - Overnight Receive			6.19%	Annual	06/29/2022		251,100	42		—	42	—
NA	MIBOR
Citigroup Inc	Brazil Cetip	Pay	8.58%	Annual	01/02/2020	BRL	79,150	106		—	106	—
	Interbank
	Deposit
HSBC Securities Brazil Cetip		Receive	7.35%	Annual	01/02/2019		336,000	(221)		—	—	(221)
Inc	Interbank
	Deposit
HSBC Securities Brazil Cetip		Pay	9.55%	Annual	01/02/2020		119,100	811		—	811	—
Inc	Interbank
	Deposit
Total								$607		$—	$969	$(362)

Amounts in thousands

Exchange Cleared Interest Rate Swaps

		(Pay)/
		Receive
		Floating	Fixed	Payment		Notional		Unrealized		Upfront
Floating Rate Index		Rate	Rate Frequency		Maturity Date	Amount		Appreciation/(Depreciation)		Payments/(Receipts)		Fair Value
3 Month LIBOR		Receive	1.93% Quarterly		01/13/2022		$4,225	$37		$—		$37
3 Month LIBOR		Receive	1.65% Quarterly		09/21/2020		22,200	253		(2)		251
3 Month LIBOR		Pay	2.30%Semiannual		09/21/2025		5,900	(11)		—		(11)
3 Month LIBOR		Receive	2.23% Quarterly		04/03/2024		4,061	7		1		8
3 Month LIBOR		Pay	1.63%Semiannual		04/03/2019		13,537	(42)		1		(41)
3 Month LIBOR		Receive	2.02% Quarterly		01/23/2022		5,283	27		—		27
3 Month LIBOR		Receive	2.19% Quarterly		06/30/2027		694	12		—		12
3 Month LIBOR		Receive	2.02% Quarterly		02/07/2022		4,265	23		—		23
3 Month LIBOR		Receive	1.19% Quarterly		08/11/2021		6,434	215		—		215
3 Month LIBOR		Receive	2.55% Quarterly		05/18/2047		507	5		—		5

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/
	Receive
	Floating	Fixed Payment				Notional	Unrealized		Upfront
Floating Rate Index	Rate	Rate Frequency		Maturity Date		Amount	Appreciation/(Depreciation)		Payments/(Receipts)	Fair Value
3 Month LIBOR	Pay	1.74%Semiannual		07/05/2020		$11,160	$(87	) $	1	$(86)
3 Month LIBOR	Receive	1.86% Quarterly		05/31/2022		5,719	111		—	111
3 Month LIBOR	Receive	2.12% Quarterly		03/08/2022		6,219	9		—	9
3 Month LIBOR	Pay	1.65%Semiannual		03/08/2019		15,120	(38)		—	(38)
3 Month LIBOR	Receive	1.82% Quarterly		06/09/2022		5,524	84		1	85
3 Month LIBOR	Pay	3.72%Semiannual		06/09/2047		519	(25)		1	(24)
3 Month LIBOR	Receive	2.00% Quarterly		04/11/2022		5,502	36		—	36
3 Month LIBOR	Pay	1.61%Semiannual		04/11/2019		13,401	(46)		1	(45)
3 Month LIBOR	Pay	2.00%Semiannual		01/31/2024		5,083	(74)		1	(73)
3 Month LIBOR	Pay	1.58%Semiannual		08/24/2019		15,366	(94)		—	(94)
3 Month LIBOR	Receive	2.09% Quarterly		03/03/2022		7,419	19		1	20
3 Month LIBOR	Pay	1.74%Semiannual		04/10/2020		9,180	(60)		1	(59)
3 Month LIBOR	Pay	1.60%Semiannual		03/30/2019		9,437	(31)		—	(31)
3 Month LIBOR	Receive	1.94% Quarterly		01/10/2022		2,111	17		1	18
3 Month LIBOR	Pay	1.64%Semiannual		03/03/2019		17,740	(46)		1	(45)
3 Month LIBOR	Receive	1.96% Quarterly		05/22/2024		4,036	75		—	75
3 Month LIBOR	Pay	1.53%Semiannual		05/17/2019		10,297	(52)		—	(52)
3 Month LIBOR	Pay	1.76%Semiannual		04/07/2020		11,960	(72)		—	(72)
3 Month LIBOR	Receive	1.92% Quarterly		01/11/2022		2,111	19		—	19
3 Month LIBOR	Receive	1.41% Quarterly		07/18/2026		3,924	302		(1)	301
3 Month LIBOR	Receive	2.04% Quarterly		01/31/2024		5,065	62		1	63
3 Month LIBOR	Receive	1.89% Quarterly		01/19/2022		2,111	21		—	21
3 Month LIBOR	Receive	2.21% Quarterly		03/15/2022		5,314	(12)		—	(12)
3 Month LIBOR	Pay	1.70%Semiannual		03/15/2019		12,902	(24)		—	(24)
6 Month BUBOR	Receive	0.40%Semiannual		07/20/2019	HUF	1,357,420	(21)		1	(20)
6 Month BUBOR	Receive	0.29%Semiannual		10/10/2019		853,000	(6)		—	(6)
6 Month BUBOR	Receive	0.43%Semiannual		08/10/2019		832,200	(14)		—	(14)
6 Month BUBOR	Receive	1.12%Semiannual		07/17/2022		688,840	(54)		2	(52)
6 Month BUBOR	Receive	0.88%Semiannual		09/18/2022		334,800	(10)		1	(9)
6 Month PRIBOR	Receive	1.13%Semiannual		11/07/2019	CZK	69,960	7		—	7
6 Month WIBOR	Receive	2.37%Semiannual		04/26/2022	PLN	6,600	8		1	9
6 Month WIBOR	Receive	2.55%Semiannual		03/10/2022		6,420	(5)		(1)	(6)
6 Month WIBOR	Receive	2.23%Semiannual		06/23/2022		5,580	18		1	19
6 Month WIBOR	Receive	2.52%Semiannual		03/09/2022		7,210	(3)		(1)	(4)
Brazil Cetip DI Interbank Deposit	Pay	8.89%	Annual	01/04/2021	BRL	9,553	(17)		(2)	(19)
Rate
Brazil Cetip DI Interbank Deposit	Receive	6.82%	Annual	07/02/2018		33,693	—		—	—
Rate
Brazil Cetip DI Interbank Deposit	Pay	9.44%	Annual	01/04/2021		9,927	15		(1)	14
Rate
Brazil Cetip DI Interbank Deposit Receive		6.84%	Annual	07/02/2018		29,407	(1)		—	(1)
Rate
Brazil Cetip DI Interbank Deposit Receive		9.44%	Annual	01/04/2021		9,724	15		—	15
Rate
Brazil Cetip Interbank Deposit	Receive	7.15%	Annual	07/02/2018		29,295	(7)		1	(6)
Brazil Cetip Interbank Deposit	Pay	9.23%	Annual	01/04/2021		6,585	5		(1)	4
Brazil Cetip Interbank Deposit	Receive	7.79%	Annual	07/02/2018		29,377	(41)		2	(39)
Brazil Cetip Interbank Deposit	Receive	7.85%	Annual	07/02/2018		29,652	(43)		1	(42)
Brazil Cetip Interbank Deposit	Pay	8.74%	Annual	01/04/2021		8,530	(26)		—	(26)
Brazil Cetip Interbank Deposit	Receive	8.56%	Annual	07/02/2018		21,780	(63)		3	(60)
Brazil Cetip Interbank Deposit	Receive	8.30%	Annual	07/02/2018		35,405	(83)		4	(79)
Brazil Cetip Interbank Deposit	Pay	9.35%	Annual	01/04/2021		11,853	21		(4)	17
Brazil Cetip Interbank Deposit	Pay	9.25%	Annual	01/04/2021		9,373	9		(2)	7
Brazil Cetip Interbank Deposit	Receive	6.95%	Annual	07/02/2018		52,489	(9)		—	(9)
Brazil Cetip Interbank Deposit	Receive	9.32%	Annual	01/02/2019		18,343	(124)		8	(116)
Canada Bankers Acceptances 3	Pay	2.12%Semiannual		09/15/2021	CAD	22,700	119		(2)	117
Month
Canada Bankers Acceptances 3	Receive	2.35% Quarterly		09/14/2027		3,900	(35)		1	(34)
Month
Canada Bankers Acceptances 3	Pay	2.10%Semiannual		09/14/2021		9,500	44		(1)	43
Month
Canada Bankers Acceptances 3	Pay	2.12%Semiannual		09/18/2021		22,700	123		(3)	120
Month
Canada Bankers Acceptances 3	Pay	2.07%Semiannual		09/19/2021		17,570	69		(1)	68
Month
Canada Bankers Acceptances 3	Receive	2.36% Quarterly		09/19/2027		7,180	(70)		1	(69)
Month
Canada Bankers Acceptances 3	Receive	2.39% Quarterly		09/18/2027		9,200	(105)		2	(103)
Month
Canada Bankers Acceptances 3	Receive	2.37% Quarterly		09/15/2027		9,200	(91)		1	(90)
Month

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

			(Pay)/
			Receive
			Floating	Fixed	Payment	Notional			Unrealized	Upfront
Floating Rate Index			Rate	Rate	Frequency	Maturity Date	Amount	Appreciation/(Depreciation)		Payments/(Receipts)			Fair Value
Canada Bankers Acceptances 3			Receive	2.36%	Quarterly	09/15/2027	9,200		$(88)		$1		$(87)
Month
Canada Bankers Acceptances 3			Pay	2.11%	Semiannual	09/15/2021	22,700		116		(3)		113
Month
Euribor 6 Month			Receive	(0.12)%	Semiannual	05/10/2019	EUR 3,000		(6)		—		(6)
Euribor 6 Month			Receive	(0.12)%	Semiannual	05/10/2019	2,812		(6)		—		(6)
ICE LIBOR JPY 6 Month			Receive	0.50%	Semiannual	02/01/2037	JPY 556,500		186		6		192
Total							$		447		$24		$471

Amounts in thousands

Total Return Swaps

				Pay/Receive							Value and Unrealized
				Positive		Payment	Expiration	Notional		Upfront	Appreciation/(Depreciation)
Counterparty	Reference Entity		Contracts	Return	Financing Rate	Frequency	Date	Amount		Payments/(Receipts)		Asset	Liability
HSBC Securities	Digicel		8,000,000	Receive	3 month LIBOR	Annual	01/04/2018		$8,010	$—	$	— $	(6)
Inc	International				plus 1.10%
	Finance Ltd
	Term Loan,
	5.07	%,
	05/10/2024
HSBC Securities	Egypt Treasury		52,750,000	Receive	3 month LIBOR	Quarterly	01/17/2018		$2,889	—		27	—
Inc	Bills, 0.00%,				plus 1.10%
	01/16/2018
HSBC Securities	Egypt Treasury		152,000,000	Receive	3 month LIBOR	Quarterly	02/27/2018		8,228	—		15	—
Inc	Bills, 0.00%,				plus 1.10%
	02/27/2018
HSBC Securities	Egypt Treasury		159,000,000	Receive	Interpolated 2	Quarterly	12/12/2017		8,658	—		263	—
Inc	Bills, 0.00%,				month and 3
	12/12/2017				month LIBOR
					plus 1.10%
HSBC Securities	Egypt Treasury		80,000,000	Receive	3 month LIBOR	Quarterly	12/26/2017		4,363	—		96	—
Inc	Bills, 0.00%,				plus 1.10%
	12/26/2017
Morgan Stanley	MSCI China Net		4,019	Receive	1 month HIBOR	Monthly	12/20/2017	HKD	2,384	—		—	—
& Co	Return HKD				minus .40%
	Index
Morgan Stanley	MSCI Japan Net		7,855	Receive	ICE LIBOR JPY	Monthly	12/20/2017	JPY	15,617	—		2	—
& Co	Return JPY				1 Month minus
	Index				.05%
Morgan Stanley	MSCI Japan Net		187,342	Receive	ICE LIBOR JPY	Monthly	12/20/2017		369,056	—		81	—
& Co	Return JPY				1 Month plus
	Index				.15%
Morgan Stanley	MSCI Mexico		2,039	Pay	MXN TIIE	Monthly	12/20/2017	MXN	2,028	—		1	—
& Co	Net Return				Banxico minus
	MXN Index				.20%
Morgan Stanley	MSCI		1,053	Pay	Euribor 1 Month	Monthly	12/20/2017	EUR	239	—		—	—
& Co	Netherlands Net				minus .05%
	Return EUR
	Index
Morgan Stanley	MSCI South		31,354	Pay	SAFE South	Monthly	12/20/2017	ZAR	32,390	—		—	(78)
& Co	Africa Net				Africa
	Return ZAR				Johannesburg
	Index				Interbank
					Agreed Rate 1
					Month minus
					.30%
Morgan Stanley	MSCI		796	Pay	ICE LIBOR	Monthly	12/20/2017	CHF	2,084	—		—	(51)
& Co	Switzerland Net				CHF 1 Month
	Return CHF				minus .75%
	Index
Morgan Stanley	MSCI Turkey		88	Receive	1 Month	Monthly	12/20/2017	TRY	116	—		—	(1)
& Co	Net Return TRY				TRLIBOR plus
	Index				.41%
Total										$—		$485	$(136)

Amounts in thousands except contracts

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Total Return Equity Basket Swaps

			Payment	Expiration	Notional	Upfront	Value and Unrealized Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
Bank of America	Floating rate	Total return on a	Monthly	12/27/2018	$3,713	$—	$39	$—
NA	based on 1 month	custom basket of
	Euribor plus/less	long and short
	spread	securities traded in
EUR
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/22/2018	293	—	9	—
	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
MYR
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/20/2018-	9,993	—	69	—
	based on 1 month	custom basket of		04/19/2018
	LIBOR plus/less	long and short
	spread	securities traded in
KRW
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/24/2018	1,842	—	89	—
	based on the 1	custom basket of
	month South	long and short
	Africa	securities traded in
	Johannesburg	ZAR
Interbank Agreed
Rate plus/less
spread
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/21/2018	1,556	—	—	(30)
	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
TWD
Deutsche Bank AG	Floating rate	Total return on a	Monthly	07/20/2022	155	—	2	—
	based on 1 month	custom basket of
	SIBOR plus/less	long and short
	spread	securities traded in
SGD
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/22/2018	358	—	93	—
	based on 1 week	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
IDR
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/18/2021	1,299	—	—	(1)
	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
USD
Deutsche Bank AG	Floating rate	Total return on a	Monthly	01/20/2022	1,095	—	48	—
	based on the	custom basket of
	Poland Warsaw	long and short
	Interbank	securities traded in
	Offer/Bid Spot	PLN
Week Rate
plus/less spread
Deutsche Bank AG	Floating rate	Total return on a	Monthly	06/15/2022	2	—	—	—
	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
CLP
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/20/2018	910	—	37	—
	based on 28 day	custom basket of
	Mexico Interbank	long and short
	TIIE Rate	securities traded in
	plus/less spread	MXN
Deutsche Bank AG	Floating rate	Total return on a	Monthly	03/22/2018	2,033	—	225	—
	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
BRL
Deutsche Bank AG	Floating rate	Total return on a	Monthly	01/19/2018-	25,645	—	538	—
	based on 1 week	custom basket of		05/21/2018
	LIBOR plus/less	long and short
	spread	securities traded in
GBP

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Total Return Equity Basket Swaps (continued)

			Payment	Expiration	Notional	Upfront	Value and Unrealized Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
Deutsche Bank AG	Floating rate	Total return on a	Monthly	05/23/2022	$148	$—	$3	$—
	based on the	custom basket of
	Overnight RBA	long and short
	Cash Rate	securities traded in
	plus/less spread	AUD
Deutsche Bank AG	Floating rate	Total return on a	Monthly	01/19/2022	9,133	—	297	—
	based on 1 week	custom basket of
	HIBOR plus/less	long and short
	spread	securities traded in
HKD
Deutsche Bank AG	Floating rate	Total return on a	Monthly	08/19/2022	10,276	—	498	—
	based on 1 week	custom basket of
	EUR LIBOR	long and short
	plus/less spread	securities traded in
EUR
Morgan Stanley &	Floating rate	Total return on a	Monthly	11/28/2019	2,426	—	—	(155)
Co	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
JPY
Morgan Stanley &	Floating rate	Total return on a	Monthly	02/21/2019	1,648	—	190	—
Co	based on the	custom basket of
	Federal Funds	long and short
	Rate plus/less	securities traded in
	spread	GBP
Morgan Stanley &	Floating rate	Total return on a	Monthly	08/22/2018-	81,763	—	—	(3,349)
Co(a)	based on 1 month	custom basket of		10/11/2018
	LIBOR plus/less	long and short
	spread	securities traded in
USD
Morgan Stanley &	Floating rate	Total return on a	Monthly	09/16/2019	306,618	—	5,348	—
Co(b)	based on the	custom basket of
	Federal Funds	long and short
	Rate plus/less	securities traded in
	spread	USD
Morgan Stanley &	Floating rate	Total return on a	Monthly	02/21/2019	649	—	—	(7)
Co	based on 1 month	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
HKD
Morgan Stanley &	Floating rate	Total return on a	Monthly	07/24/2019-	1,886	—	184	—
Co	based on 1 month	custom basket of		07/25/2019
	LIBOR plus/less	long and short
	spread	securities traded in
GBP
Morgan Stanley &	Floating rate	Total return on a	Monthly	02/21/2019	729	—	12	—
Co	based on the	custom basket of
	Federal Funds	long and short
	Rate plus/less	securities traded in
	spread	EUR
Morgan Stanley &	Floating rate	Total return on a	Monthly	09/11/2019	1,033	—	—	(89)
Co	based on 1 month	custom basket of
	Bankers	long and short
	Acceptance	securities traded in
	plus/less spread	CAD
Morgan Stanley &	Floating rate	Total return on a	Monthly	10/09/2019	1,907	—	90	—
Co	based on 1 month	custom basket of
	Euribor plus/less	long and short
	spread	securities traded in
EUR
Morgan Stanley &	Floating rate	Total return on a	Monthly	12/17/2018	3,020	—	152	—
Co	based on 1 week	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
SEK
Morgan Stanley &	Floating rate	Total return on a	Monthly	03/05/2018	6,544	—	643	—
Co	based on 1 day	custom basket of
	TOIS	long and short
securities traded in
CHF

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Total Return Equity Basket Swaps (continued)

			Payment	Expiration	Notional	Upfront	Value and Unrealized Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Date	Amount	Payments/(Receipts)	Asset	Liability
Morgan Stanley &	Floating rate	Total return on a	Monthly	02/21/2019	$112,219	$—	$—	$(4,809)
Co(c)	based on the	custom basket of
	Federal Funds	long and short
	Rate plus/less	securities traded in
	spread	USD
Morgan Stanley &	Floating rate	Total return on a	Monthly	12/17/2018	3,735	—	—	(161)
Co	based on 1 week	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
DKK
Morgan Stanley &	Floating rate	Total return on a	Monthly	10/23/2018	230	—	—	(8)
Co	based on 1 day	custom basket of
	RBACR plus/less	long and short
	spread	securities traded in
AUD
Morgan Stanley &	Floating rate	Total return on a	Monthly	08/23/2018	55,825	—	956	—
Co(d)	based on the	custom basket of
	Bank of Japan	long and short
	Estimate	securities traded in
	Unsecured	JPY
Overnight Call
Rate plus/less
spread
Morgan Stanley &	Floating rate	Total return on a	Monthly	12/17/2018	1,452	—	—	(116)
Co	based on 1 week	custom basket of
	LIBOR plus/less	long and short
	spread	securities traded in
NOK
Morgan Stanley &	Floating rate	Total return on a	Monthly	12/17/2018	27,808	—	1,938	—
Co	based on 1 day	custom basket of
	EONIA plus/less	long and short
	spread	securities traded in
EUR
Morgan Stanley &	Floating rate	Total return on a	Monthly	10/09/2018	5,028	—	10	—
Co	based on 1 day	custom basket of
	SONIA plus/less	long and short
	spread	securities traded in
GBP
Total					$682,971	$—	$11,470	$(8,725)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The Fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands

(a)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
NXP Semiconductors NV	146,031	$16,558	20.25%
VMware Inc	(90,161)	(10,829)	(13.25)%
Time Warner Inc	88,350	8,085	9.89%
Alibaba Group Holding Ltd	(45,614)	(8,077)	(9.88)%
Altaba Inc	88,063	6,170	7.55%
VanEck Vectors Semiconductor ETF	(56,541)	(5,668)	(6.93)%
Transocean Ltd	(519,585)	(5,269)	(6.44)%
iShares iBoxx $ High Yield Corporate Bond ETF	(45,758)	(4,017)	(4.91)%
Becton Dickinson and Co	(14,905)	(3,401)	(4.16)%
United Technologies Corp	(19,477)	(2,365)	(2.89)%
Vantiv Inc	(22,203)	(1,665)	(2.04)%
Sinclair Broadcast Group Inc	(48,045)	(1,636)	(2.00)%
AT&T Inc	(44,175)	(1,607)	(1.96)%
Ashland Global Holdings Inc	21,426	1,585	1.94%
Marriott Vacations Worldwide Corp	(8,004)	(1,075)	(1.31)%
Henry Schein Inc	(14,433)	(1,031)	(1.26)%
Express Scripts Holding Co	(10,026)	(653)	(0.80)%
iShares U.S. Real Estate ETF	(6,330)	(519)	(0.64)%
CenturyLink Inc	34,966	510	0.62%
CVS Health Corp	(6,386)	(489)	(0.60)%
Omega Healthcare Investors Inc	(15,810)	(424)	(0.52)%
Discovery Communications Inc - C Shares	(7,071)	(128)	(0.16)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

(b)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
TransDigm Group Inc	(8,168	) $	(2,318)	(0.76)%
Exelon Corp	44,401		1,852	0.60%
Square Inc	(45,152)		(1,771)	(0.58)%
Fastenal Co	(32,652)		(1,711)	(0.56)%
WellCare Health Plans Inc	7,756		1,652	0.54%
Boeing Co/The	5,965		1,651	0.54%
Western Digital Corp	20,749		1,636	0.53%
Wabtec Corp/DE	(20,712)		(1,593)	(0.52)%
Copart Inc	(35,022)		(1,512)	(0.49)%
American Electric Power Co Inc	19,054		1,479	0.48%
Cigna Corp	6,914		1,464	0.48%
Arista Networks Inc	(6,207)		(1,447)	(0.47)%
Envision Healthcare Corp	(44,848)		(1,432)	(0.47)%
Huntington Ingalls Industries Inc	5,911		1,429	0.47%
Gilead Sciences Inc	18,798		1,406	0.46%
Sensata Technologies Holding NV	(27,887)		(1,393)	(0.45)%
LyondellBasell Industries NV	12,645		1,324	0.43%
Humana Inc	5,044		1,316	0.43%
Splunk Inc	(15,754)		(1,262)	(0.41)%
Coty Inc	(70,796)		(1,220)	(0.40)%
Anthem Inc	5,174		1,216	0.40%
Ball Corp	(30,005)		(1,198)	(0.39)%
Cheniere Energy Inc	(24,701)		(1,194)	(0.39)%
Edison International	14,669		1,192	0.39%
Aflac Inc	13,238		1,160	0.38%
Zillow Group Inc - C Shares	(27,031)		(1,109)	(0.36)%
Garmin Ltd	(17,825)		(1,107)	(0.36)%
Lockheed Martin Corp	3,467		1,106	0.36%
Southern Co/The	(21,522)		(1,102)	(0.36)%
Centene Corp	10,364		1,058	0.35%
Primerica Inc	(9,974)		(1,037)	(0.34)%
Ultimate Software Group Inc/The	(4,906)		(1,035)	(0.34)%
Halliburton Co	24,622		1,029	0.34%
Snyder's-Lance Inc	(26,218)		(1,014)	(0.33)%
BioMarin Pharmaceutical Inc	(11,807)		(1,013)	(0.33)%
Guidewire Software Inc	(13,476)		(1,002)	(0.33)%
Chemours Co/The	19,464		1,000	0.33%
ServiceNow Inc	(8,051)		(990)	(0.32)%
NVR Inc	281		976	0.32%
Universal Display Corp	(5,348)		(968)	(0.32)%
Owens Corning	10,873		961	0.31%
Hess Corp	(20,847)		(956)	(0.31)%
Exelixis Inc	35,042		949	0.31%
L Brands Inc	(16,665)		(934)	(0.30)%
Reinsurance Group of America Inc	5,675		920	0.30%
Archer-Daniels-Midland Co	23,031		918	0.30%
Spirit AeroSystems Holdings Inc	10,868		916	0.30%
Curtiss-Wright Corp	7,358		914	0.30%
Marsh & McLennan Cos Inc	(10,751)		(902)	(0.30)%
KB Home	28,606		897	0.29%

(c)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Blackstone Group LP/The	44,505		$1,412	1.26%
Discovery Communications	(67,323)		(1,280)	(1.14)%
United Continental Holdings Inc	(19,904)		(1,260)	(1.12)%
CenturyLink Inc	(86,353)		(1,260)	(1.12)%
Zions Bancorporation	(25,337)		(1,255)	(1.12)%
Hormel Foods Corp	(34,410)		(1,254)	(1.12)%
Charles Schwab Corp/The	(25,696)		(1,254)	(1.12)%
Interpublic Group of Cos Inc	(63,301)		(1,252)	(1.12)%
Hess Corp	(27,288)		(1,252)	(1.12)%
Signature Bank/New York NY	(9,092)		(1,248)	(1.11)%
Middleby Corp/The	(9,783)		(1,248)	(1.11)%
National Oilwell Varco Inc	(37,184)		(1,248)	(1.11)%
Alaska Air Group Inc	(17,995)		(1,245)	(1.11)%
Wabtec Corp/DE	(16,176)		(1,244)	(1.11)%
Goldman Sachs Group Inc/The	(5,002)		(1,239)	(1.10)%
Franklin Resources Inc	(28,561)		(1,238)	(1.10)%
Vulcan Materials Co	(9,831)		(1,235)	(1.10)%
Oshkosh Corp	(13,714)		(1,235)	(1.10)%
Goodyear Tire & Rubber Co/The	(38,075)		(1,232)	(1.10)%
CIT Group Inc	(24,703)		(1,231)	(1.10)%
Eaton Vance Corp	(22,262)		(1,231)	(1.10)%
AMERCO	(3,318)		(1,230)	(1.10)%
Enbridge Inc	(32,427)		(1,223)	(1.09)%
Tyler Technologies Inc	(6,673)		(1,221)	(1.09)%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Aqua America Inc	(32,100	) $	(1,219)	(1.09)%
Pioneer Natural Resources Co	(7,811)		(1,219)	(1.09)%
TransDigm Group Inc	(4,293)		(1,218)	(1.09)%
AO Smith Corp	(19,165)		(1,215)	(1.08)%
International Paper Co	(21,369)		(1,210)	(1.08)%
Invesco Ltd	(33,413)		(1,209)	(1.08)%
International Flavors & Fragrances Inc	(7,765)		(1,207)	(1.08)%
Roper Technologies Inc	(4,513)		(1,206)	(1.07)%
CBOE Holdings Inc	(9,760)		(1,205)	(1.07)%
Cheniere Energy Inc	(24,923)		(1,204)	(1.07)%
Hologic Inc	(28,848)		(1,204)	(1.07)%
Henry Schein Inc	(16,828)		(1,202)	(1.07)%
KKR & Co LP	(60,345)		(1,202)	(1.07)%
McCormick & Co	(11,747)		(1,200)	(1.07)%
American International Group	(20,016)		(1,200)	(1.07)%
Macerich Co/The	(18,432)		(1,193)	(1.06)%
Dominion Energy Inc	(14,177)		(1,193)	(1.06)%
Coty Inc	(69,184)		(1,192)	(1.06)%
Western Union Co/The	(60,376)		(1,189)	(1.06)%
SL Green Realty Corp	(11,621)		(1,188)	(1.06)%
General Electric Co	(64,908)		(1,187)	(1.06)%
MercadoLibre Inc	(4,314)		(1,187)	(1.06)%
Kilroy Realty Corp	(15,701)		(1,184)	(1.05)%
Regency Centers Corp	(17,445)		(1,183)	(1.05)%
Symantec Corp	(40,781)		(1,181)	(1.05)%
Celanese Corp	(11,009)		(1,181)	(1.05)%
Nordson Corp	(9,184)		(1,179)	(1.05)%
CBS Corp	(21,017)		(1,178)	(1.05)%
Alexandria Real Estate Equities Inc	(9,244)		(1,175)	(1.05)%
LogMeIn Inc	(9,846)		(1,172)	(1.04)%
Commscope Holding Co Inc	(32,490)		(1,169)	(1.04)%
Hasbro Inc	(12,552)		(1,168)	(1.04)%
Vail Resorts Inc	(5,174)		(1,165)	(1.04)%
Digital Realty Trust Inc	(9,962)		(1,163)	(1.04)%
Priceline Group Inc/The	(667)		(1,160)	(1.03)%
Albemarle Corp	(8,633)		(1,160)	(1.03)%
Open Text Corp	(35,533)		(1,159)	(1.03)%
Analog Devices Inc	(13,449)		(1,158)	(1.03)%
Southern Copper Corp	(27,250)		(1,146)	(1.02)%
Global Payments Inc	(11,321)		(1,138)	(1.01)%
Expedia Inc	(9,284)		(1,137)	(1.01)%

(d)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Hitachi Ltd	159,000		$1,191	2.14%
Calbee Inc	(25,800)		(904)	(1.62)%
FamilyMart UNY Holdings Co Ltd	(13,300)		(898)	(1.61)%
Alps Electric Co Ltd	(27,600)		(887)	(1.59)%
Taisei Corp	15,500		816	1.46%
NGK Spark Plug Co Ltd	(31,800)		(739)	(1.32)%
Kajima Corp	70,000		737	1.32%
DeNA Co Ltd	(32,100)		(729)	(1.31)%
Murata Manufacturing Co Ltd	(4,600)		(626)	(1.12)%
Haseko Corp	39,800		621	1.11%
Shimano Inc	(4,400)		(609)	(1.09)%
Square Enix Holdings Co Ltd	13,300		607	1.09%
Resona Holdings Inc	112,200		597	1.07%
Ricoh Co Ltd	(64,800)		(577)	(1.03)%
Sony Financial Holdings Inc	(33,900)		(577)	(1.03)%
Sumitomo Metal Mining Co Ltd	(14,700)		(575)	(1.03)%
Yaskawa Electric Corp	(12,800)		(571)	(1.02)%
Nidec Corp	(4,100)		(560)	(1.00)%
Obayashi Corp	43,100		560	1.00%
Fujitsu Ltd	74,000		554	0.99%
Hitachi High-Technologies Corp	13,100		546	0.98%
Kansai Paint Co Ltd	(20,700)		(544)	(0.97)%
Aozora Bank Ltd	13,500		526	0.94%
Mitsubishi Gas Chemical Co Inc	18,200		511	0.92%
M3 Inc	(15,400)		(510)	(0.91)%
Kakaku.com Inc	(32,136)		(510)	(0.91)%
Casio Computer Co Ltd	(34,200)		(503)	(0.90)%
Nexon Co Ltd	17,200		497	0.89%
Nippon Electric Glass Co Ltd	12,500		488	0.87%
Bank of Kyoto Ltd/The	(9,300)		(476)	(0.85)%
Shikoku Electric Power Co Inc	(35,193)		(474)	(0.85)%
Konami Holdings Corp	8,600		456	0.82%
Nippon Paint Holdings Co Ltd	(14,600)		(449)	(0.80)%
Chugoku Electric Power Co Inc/The	(40,300)		(445)	(0.80)%
Kirin Holdings Co Ltd	19,000		445	0.80%
Kamigumi Co Ltd	19,500		430	0.77%

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Top Underlying Securities (continued)
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
Santen Pharmaceutical Co Ltd	(27,900)	$(425)	(0.76)%
AEON Financial Service Co Ltd	(18,400)	(410)	(0.73)%
Lion Corp	21,700	406	0.73%
Yahoo Japan Corp	(88,400)	(406)	(0.73)%
Hokuriku Electric Power Co	(45,500)	(401)	(0.72)%
Bandai Namco Holdings Inc	12,100	395	0.71%
Kikkoman Corp	(9,900)	(389)	(0.69)%
Yamato Holdings Co Ltd	(18,600)	(379)	(0.68)%
Asics Corp	(25,519)	(379)	(0.68)%
Tosoh Corp	17,000	378	0.68%
Seven Bank Ltd	(110,400)	(372)	(0.67)%
Sysmex Corp	(4,800)	(365)	(0.66)%
Odakyu Electric Railway Co Ltd	(16,900)	(360)	(0.64)%
Yamada Denki Co Ltd	(65,630)	(357)	(0.64)%

Synthetic Futures

			Notional	Upfront	Unrealized		Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	Payments/(Receipts)	Appreciation/(Depreciation)		Asset	Liability
Bank of America NA	BIST 30 Index Future; December	01/01/2018	$102	$—	$(5	) $	— $	(5)
	2017
Bank of America NA	Canada 10 Year Bond Future; March	03/21/2018	(5,722)	—	(25)		—	(25)
	2018
Bank of America NA	Euro Bund 10 Year Bund Future;	03/09/2018	27,450	—	(83)		—	(83)
	March 2018
Bank of America NA	Euro Buxl 30 Year Bond Future;	03/09/2018	(591)	—	(3)		—	(3)
	March 2018
Bank of America NA	Euro-Bobl 5 Year Future; March	03/09/2018	11,166	—	(24)		—	(24)
	2018
Bank of America NA	Euro-BTP Future; March 2018	03/09/2018	4,139	—	7		7	—
Bank of America NA	Euro-OAT Future; March 2018	03/09/2018	4,098	—	8		8	—
Bank of America NA	Euro-Schatz 2 Year Future; March	03/09/2018	15,871	—	(6)		—	(6)
	2018
Bank of America NA	FTSE China A50 Index Future;	12/29/2017	39	—	(1)		—	(1)
	December 2017
Bank of America NA	HSCEI China Index Future;	12/29/2017	1,475	—	(36)		—	(36)
	December 2017
Bank of America NA	Japan 10 Year Bond TSE Future;	12/14/2017	(29,503)	—	(14)		—	(14)
	December 2017
Bank of America NA	MSCI Taiwan Index Future;	12/29/2017	510	—	(19)		—	(19)
	December 2017
Bank of America NA	Nordic Exchange Stockholm Index	12/16/2017	19	—	—		—	—
	Future; December 2017
Bank of America NA	Taiwan TAIEX Index Future;	12/21/2017	1,692	—	(23)		—	(23)
	December 2017
Bank of America NA	Tel Aviv 25 Index Future; December	12/28/2017	(125)	—	(4)		—	(4)
	2017
Bank of America NA	UK 10 Year Gilt Future; March 2018	03/28/2018	(32,261)	—	165		165	—
Bank of America NA	US 10 Year Note Future; March 2018	03/21/2018	13,521	—	(45)		—	(45)
Bank of America NA	US 2 Year Note Future; March 2018	03/30/2018	(37,092)	—	16		16	—
Bank of America NA	US 5 Year Note Future; March 2018	03/30/2018	(9,773)	—	21		21	—
Bank of America NA	US Long Bond Future; March 2018	03/21/2018	152	—	(2)		—	(2)
Citigroup Inc(a)	Brent Crude Future; February 2018	12/29/2017	4,447	—	(50)		—	(50)
Citigroup Inc(a)	Cocoa Future; March 2018	03/15/2018	(40)	—	3		3	—
Citigroup Inc(a)	Coffee 'C' Future; March 2018	03/20/2018	(337)	—	3		3	—
Citigroup Inc(a)	Copper Future; March 2018	03/28/2018	919	—	(4)		—	(4)
Citigroup Inc(a)	Corn Future; March 2018	03/15/2018	(1,156)	—	3		3	—
Citigroup Inc(a)	Cotton No.2 Future; March 2018	03/08/2018	36	—	2		2	—
Citigroup Inc(a)	Gasoline RBOB Future; January 2018	01/02/2018	727	—	(24)		—	(24)
Citigroup Inc(a)	LME Copper Future; March 2018	03/20/2018	(339)	—	1		1	—
Citigroup Inc(a)	LME Nickel Future; March 2018	03/20/2018	134	—	(3)		—	(3)
Citigroup Inc(a)	LME PRI Alum Future; March 2018	03/20/2018	205	—	(3)		—	(3)
Citigroup Inc(a)	LME Zinc Future; March 2018	03/20/2018	316	—	3		3	—
Citigroup Inc(a)	Low Sulphur Gasoline Future;	01/12/2018	2,009	—	(20)		—	(20)
	January 2018
Citigroup Inc(a)	NY Harb ULSD Future; January	01/02/2018	717	—	(13)		—	(13)
	2018
Citigroup Inc(a)	Platinum Future; January 2018	01/30/2018	(47)	—	1		1	—
Citigroup Inc(a)	Silver Future; March 2018	03/28/2018	741	—	(32)		—	(32)
Citigroup Inc(a)	Soybean Future; January 2018	01/13/2018	(1,922)	—	8		8	—
Citigroup Inc(a)	Soybean Meal Future; January 2018	01/13/2018	261	—	(1)		—	(1)
Citigroup Inc(a)	Soybean Oil Future; January 2018	01/13/2018	(61)	—	—		—	—
Citigroup Inc(a)	Sugar #11 Future; March 2018	03/01/2018	(135)	—	(9)		—	(9)
Citigroup Inc(a)	Wheat Future; March 2018	03/15/2018	(476)	—	12		12	—

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Synthetic Futures (continued)

			Notional	Upfront	Unrealized	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount	Payments/(Receipts)	Appreciation/(Depreciation)	Asset	Liability
Citigroup Inc(a)	WTI Crude Future; January 2018	12/20/2017	$2,468	$—	$14	$14	$—
Merrill Lynch(a)	Brent Crude Future; February 2018	12/29/2017	501	—	(6)	—	(6)
Merrill Lynch(a)	Cocoa Future; March 2018	03/15/2018	(40)	—	3	3	—
Merrill Lynch(a)	Coffee 'C' Future; March 2018	03/20/2018	(386)	—	3	3	—
Merrill Lynch(a)	Copper Future; March 2018	03/28/2018	153	—	(1)	—	(1)
Merrill Lynch(a)	Gasoline RBOB Future; January 2018	01/02/2018	145	—	(5)	—	(5)
Merrill Lynch(a)	Gold 100 oz Future; February 2018	02/27/2018	5,107	—	(60)	—	(60)
Merrill Lynch(a)	KC HRW Wheat Future; March 2018	03/15/2018	(237)	—	6	6	—
Merrill Lynch(a)	Lean Hogs Future; February 2018	02/15/2018	112	—	(1)	—	(1)
Merrill Lynch(a)	Live Cattle Future; February 2018	03/01/2018	550	—	(12)	—	(12)
Merrill Lynch(a)	Low Sulphur Gasoline Future;	01/12/2018	56	—	(1)	—	(1)
	January 2018
Merrill Lynch(a)	Natural Gas Future; January 2018	12/28/2017	(2,087)	—	110	110	—
Merrill Lynch(a)	NY Harb ULSD Future; January	01/02/2018	717	—	(13)	—	(13)
	2018
Merrill Lynch(a)	Palladium Future; March 2018	03/28/2018	401	—	10	10	—
Merrill Lynch(a)	Silver Future; March 2018	03/28/2018	165	—	(7)	—	(7)
Merrill Lynch(a)	Soybean Future; January 2018	01/13/2018	(1,281)	—	5	5	—
Merrill Lynch(a)	Wheat Future; March 2018	03/15/2018	(260)	—	7	7	—
Merrill Lynch(a)	WTI Crude Future; January 2018	12/20/2017	631	—	4	4	—
Morgan Stanley & Co	BIST 30 Index Future; December	01/01/2018	266	—	(13)	—	(13)
	2017
Morgan Stanley & Co	Bovespa Index Future; December	12/14/2017	110	—	(9)	—	(9)
	2017
Morgan Stanley & Co	FTSE China A50 Index Future;	12/29/2017	380	—	(8)	—	(8)
	December 2017
Morgan Stanley & Co	Hang Seng Index Future; December	12/29/2017	938	—	(15)	—	(15)
	2017
Morgan Stanley & Co	HSCEI China Index Future;	12/29/2017	1,770	—	(43)	—	(43)
	December 2017
Morgan Stanley & Co	KOSPI 200 Index Future; December	12/15/2017	5,311	—	224	224	—
	2017
Morgan Stanley & Co	MSCI Singapore Index Future;	12/29/2017	29	—	—	—	—
	December 2017
Morgan Stanley & Co	MSCI Taiwan Index Future;	12/29/2017	78	—	(3)	—	(3)
	December 2017
Morgan Stanley & Co	SGX CNX Nifty Index Future;	12/29/2017	(946)	—	14	14	—
	December 2017
Morgan Stanley & Co	Swiss Market Index Future;	12/18/2017	(9,492)	—	(333)	—	(258)
	December 2017
Morgan Stanley & Co	WIG 20 Index Future; December	12/18/2017	371	—	(14)	—	(14)
	2017
Total				$—	$(340)	$653	$(918)

Amounts in thousands

(a)	All or a portion of this security is owned by the GMS Cayman Corporation, which is a 100% owned subsidiary of the fund.

See accompanying notes.

	Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Reverse Repurchase Agreements

Counterparty	Coupon Rate	Maturity Date	Principal Amount	Payable for Reverse Repurchase Agreements
Barclays Bank PLC	(1.10%)	Open ended	$9,729	$(9,747)
Barclays Bank PLC	(1.10%)	Open ended	4,864	(4,873)
Barclays Bank PLC	(1.10%)	Open ended	4,864	(4,873)
Barclays Bank PLC	(1.25%)	Open ended	4,871	(4,873)
Merrill Lynch	(1.50%)	Open ended	2,531	(2,533)
Merrill Lynch	(1.50%)	Open ended	3,544	(3,547)
Merrill Lynch	(1.17%)	12/01/2017	5,015	(5,015)
Merrill Lynch	(1.17%)	12/01/2017	23,272	(23,273)
Merrill Lynch	(1.17%)	12/01/2017	12,195	(12,195)
Merrill Lynch	(1.17%)	12/01/2017	6,801	(6,801)
Merrill Lynch	(1.17%)	12/01/2017	24,556	(24,557)
Merrill Lynch	(1.17%)	12/01/2017	14,494	(14,494)
Merrill Lynch	(1.14%)	12/01/2017	4,844	(4,844)
Merrill Lynch	(1.17%)	12/01/2017	14,899	(14,899)
Merrill Lynch	(1.17%)	12/01/2017	14,307	(14,307)
Merrill Lynch	(1.17%)	12/01/2017	1,435	(1,435)
Merrill Lynch	(1.17%)	12/01/2017	3,163	(3,163)
Merrill Lynch	(1.17%)	12/01/2017	3,092	(3,092)
Merrill Lynch	(1.17%)	12/01/2017	2,655	(2,655)
Merrill Lynch	(1.00%)	12/01/2017	77,965	(77,967)
Merrill Lynch	(1.17%)	12/01/2017	49	(49)
Merrill Lynch	(1.17%)	12/01/2017	24,682	(24,683)
Merrill Lynch	(1.17%)	12/01/2017	8,203	(8,202)
Total				$(272,079)

Amounts in thousands

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (11.75)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Advertising - (0.06)%			Biotechnology - (0.10)%
Interpublic Group of Cos Inc/The	18,906	$374	Acorda Therapeutics Inc	5,052	$103
JCDecaux SA	30,928	1,288	AMAG Pharmaceuticals Inc	4,093	57
		$1,662	Gilead Sciences Inc	18,506	1,384
			Innoviva Inc	9,408	123
Aerospace & Defense - (0.24)%			Seattle Genetics Inc	16,448	1,002
BAE Systems PLC	98,846	736			$2,669
Harris Corp	15,957	2,306
Leonardo SpA	19,888	238	Building Materials - (0.01)%
Lockheed Martin Corp	981	313	Martin Marietta Materials Inc	1,527	318
TransDigm Group Inc	9,568	2,715
United Technologies Corp	3,902	474	Chemicals - (0.48)%
		$6,782	Air Liquide SA	14,435	1,802
Agriculture - (0.06)%			CF Industries Holdings Inc	48,196	1,806
Japan Tobacco Inc	53,800	1,782	Clariant AG	77,796	2,121
			DowDuPont Inc	22,853	1,644
			K+S AG	28,558	670
Airlines - (0.17)%			Kansai Paint Co Ltd	35,700	938
American Airlines Group Inc	36,299	1,833	LANXESS AG	6,180	470
easyJet PLC	57,946	1,103	Praxair Inc	4,428	682
Singapore Airlines Ltd	53,700	429	Solvay SA	4,440	625
United Continental Holdings Inc	22,725	1,439	Symrise AG	13,204	1,123
		$4,804	Taiyo Nippon Sanso Corp	41,400	571
Apparel - (0.08)%			Teijin Ltd	18,300	396
Hanesbrands Inc	84,599	1,767	Toray Industries Inc	102,700	969
Under Armour Inc - Class C	32,555	389			$13,817
		$2,156	Commercial Services - (0.28)%
Automobile Manufacturers - (0.37)%			AerCap Holdings NV	16,263	845
Daimler AG	18,923	1,568	Automatic Data Processing Inc	13,159	1,506
Ferrari NV	7,354	798	Element Fleet Management Corp	12,519	95
Fiat Chrysler Automobiles NV	21,465	369	Hertz Global Holdings Inc	42,014	796
Ford Motor Co	96,673	1,210	Macquarie Infrastructure Corp	5,492	367
General Motors Co	104,007	4,482	Nielsen Holdings PLC	8,317	305
Mazda Motor Corp	31,100	420	Park24 Co Ltd	55,100	1,356
Nissan Motor Co Ltd	82,500	802	Sabre Corp	35,419	705
Tesla Inc	791	244	Securitas AB	74,178	1,303
Toyota Motor Corp	6,700	423	Strayer Education Inc	259	26
		$10,316	Vantiv Inc	6,732	505
					$7,809
Automobile Parts & Equipment - (0.05)%
Goodyear Tire & Rubber Co/The	35,935	1,163	Computers - (0.19)%
Meritor Inc	3,957	99	Dell Technologies Inc Class V	18,816	1,472
Sumitomo Electric Industries Ltd	13,600	238	DXC Technology Co	6,227	599
		$1,500	Hewlett Packard Enterprise Co	144,436	2,015
			Leidos Holdings Inc	16,732	1,063
Banks - (0.50)%			NCR Corp	5,714	179
Bank of Kyoto Ltd/The	28,800	1,474			$5,328
Bank of Queensland Ltd	37,474	375
Bendigo & Adelaide Bank Ltd	37,420	331	Consumer Products - (0.04)%
Canadian Imperial Bank of Commerce	29,800	2,729	Spectrum Brands Holdings Inc	9,542	1,096
Commonwealth Bank of Australia	13,145	797
Credit Suisse Group AG	35,806	608	Cosmetics & Personal Care - (0.09)%
First Financial Bancorp	557	16	Coty Inc	109,520	1,887
First Horizon National Corp	25,181	488	Essity AB	18,941	551
Goldman Sachs Group Inc/The	8,282	2,051			$2,438
HSBC Holdings PLC	26,686	266
Morgan Stanley	12,369	638	Distribution & Wholesale - (0.18)%
Natixis SA	132,359	1,073	Fossil Group Inc	528,274	3,740
Nordea Bank AB	36,418	427	G-III Apparel Group Ltd	12,192	375
Raiffeisen Bank International AG	20,133	712	Jardine Cycle & Carriage Ltd	28,700	851
South State Corp	910	84			$4,966
Swedbank AB	16,716	400	Diversified Financial Services - (0.27)%
UBS Group AG	35,503	614	AEON Financial Service Co Ltd	35,000	779
Westpac Banking Corp	23,101	554	Ally Financial Inc	90,275	2,425
Yamaguchi Financial Group Inc	34,000	408	Cboe Global Markets Inc	18,294	2,258
		$14,045	Daiwa Securities Group Inc	252,000	1,577
Beverages - (0.12)%			Mitsubishi UFJ Lease & Finance Co Ltd	60,300	345
Coca-Cola Bottlers Japan Inc	36,100	1,374	PRA Group Inc	800	28
Kirin Holdings Co Ltd	41,700	976			$7,412
Treasury Wine Estates Ltd	87,285	1,047
		$3,397

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Electric - (0.44)%			Healthcare - Products (continued)
Atco Ltd/Canada	9,400	$336	Essilor International Cie Generale d'Optique	15,995	$2,056
Black Hills Corp	9,317	545	SA
Chugoku Electric Power Co Inc/The	126,400	1,397	Olympus Corp	38,600	1,591
Consolidated Edison Inc	13,302	1,184	ResMed Inc	10,502	897
Dominion Energy Inc	792	67			$8,115
Emera Inc	42,300	1,592
Exelon Corp	33,464	1,396	Healthcare - Services - (0.45)%
FirstEnergy Corp	23,918	816	Aetna Inc	3,177	573
Fortis Inc/Canada	33,900	1,248	Anthem Inc	40,331	9,476
Great Plains Energy Inc	44,033	1,511	Envision Healthcare Corp	15,844	506
Kyushu Electric Power Co Inc	69,100	790	IQVIA Holdings Inc	7,988	815
NRG Yield Inc - A Shares	8,014	151	LHC Group Inc	241	16
NRG Yield Inc - C Shares	909	17	Sonic Healthcare Ltd	62,646	1,061
Power Assets Holdings Ltd	92,000	787			$12,447
Vistra Energy Corp	26,496	501	Holding Companies - Diversified - (0.04)%
		$12,338	Bollore SA	129,409	687
Electrical Components & Equipment - (0.10)%			Keppel Corp Ltd	98,100	558
Acuity Brands Inc	3,444	591			$1,245
Casio Computer Co Ltd	54,200	798	Home Builders - (0.06)%
Energizer Holdings Inc	28,566	1,312	Lennar Corp - A Shares	17,612	1,106
General Cable Corp	1,820	39	PulteGroup Inc	16,578	566
Littelfuse Inc	203	41			$1,672
SunPower Corp	231	2
		$2,783	Home Furnishings - (0.01)%
			Whirlpool Corp	1,709	288
Electronics - (0.06)%
Hamamatsu Photonics KK	9,700	335
TTM Technologies Inc	52,623	859	Insurance - (0.48)%
Vishay Intertechnology Inc	21,704	475	Aegon NV	91,373	568
		$1,669	Arthur J Gallagher & Co	23,911	1,574
			Berkshire Hathaway Inc - Class B	4,434	856
Engineering & Construction - (0.13)%			Challenger Ltd/Australia	47,613	508
Boskalis Westminster	5,984	221	Dai-ichi Life Holdings Inc	21,300	439
Ferrovial SA	44,853	988	Great-West Lifeco Inc	60,900	1,657
JGC Corp	101,000	1,762	Industrial Alliance Insurance & Financial	29,200	1,362
Keane Group Inc	29,700	445	Services Inc
		$3,416	MetLife Inc	45,063	2,419
Entertainment - (0.11)%			Power Corp of Canada	43,900	1,112
Oriental Land Co Ltd/Japan	6,500	580	Power Financial Corp	66,600	1,825
Paddy Power Betfair PLC	4,010	447	Sony Financial Holdings Inc	19,400	330
Sankyo Co Ltd	33,200	1,073	WR Berkley Corp	8,767	606
Sega Sammy Holdings Inc	52,400	634			$13,256
Vail Resorts Inc	1,606	361	Internet - (0.48)%
		$3,095	Alibaba Group Holding Ltd ADR	20,437	3,619
Food - (0.34)%			Expedia Inc	2,009	246
Calbee Inc	34,800	1,219	Iliad SA	8,740	2,044
Casino Guichard Perrachon SA	21,009	1,278	Kakaku.com Inc	34,400	546
Chr Hansen Holding A/S	7,270	660	Liberty Ventures	1,811	101
Colruyt SA	8,248	437	New Media Investment Group Inc	114,815	1,993
Hormel Foods Corp	32,493	1,184	Shopify Inc	2,000	209
ICA Gruppen AB	50,908	1,843	VeriSign Inc	33,159	3,817
Kraft Heinz Co/The	15,220	1,238	Zillow Group Inc - C Shares	21,919	900
Kroger Co/The	44,046	1,139			$13,475
Metro Inc	2,336	73	Investment Companies - (0.10)%
Mondelez International Inc	14,170	608	Eurazeo SA	13,632	1,199
Post Holdings Inc	1,192	95	Groupe Bruxelles Lambert SA	14,910	1,605
		$9,774	Prospect Capital Corp	1,929	13
Forest Products & Paper - (0.04)%					$2,817
International Paper Co	18,404	1,042	Iron & Steel - (0.02)%
			Allegheny Technologies Inc	7,742	176
Gas - (0.04)%			Hitachi Metals Ltd	26,100	349
Enagas SA	37,911	1,113			$525
			Leisure Products & Services - (0.02)%
Healthcare - Products - (0.28)%			Harley-Davidson Inc	13,242	665
Abbott Laboratories	26,270	1,481
Becton Dickinson and Co	4,510	1,029	Lodging - (0.28)%
Coloplast A/S	13,557	1,061	Accor SA	86,300	4,322
			Crown Resorts Ltd	15,636	146

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Lodging (continued)			Pharmaceuticals - (0.52)%
MGM Resorts International	87,476	$2,985	AbbVie Inc	13,798	$1,337
Wyndham Worldwide Corp	5,022	565	Allergan PLC	14,149	2,460
		$8,018	AmerisourceBergen Corp	19,446	1,649
			Bayer AG	13,274	1,694
Machinery - Diversified - (0.23)%			Cardinal Health Inc	18,468	1,093
Flowserve Corp	26,522	1,129	Chugai Pharmaceutical Co Ltd	28,400	1,468
GEA Group AG	15,573	753	Grifols SA	65,132	1,900
KION Group AG	15,236	1,242	Suzuken Co Ltd/Aichi Japan	21,900	868
Kone OYJ	9,292	478	Teva Pharmaceutical Industries Ltd ADR	11,252	167
Nabtesco Corp	7,100	279	Vifor Pharma AG	15,156	1,912
Wabtec Corp/DE	22,210	1,708			$14,548
Yaskawa Electric Corp	16,000	714
		$6,303	Pipelines - (0.12)%
			AltaGas Ltd	29,300	666
Media - (0.35)%			Enbridge Inc	29,800	1,124
Charter Communications Inc	4,986	1,626	Koninklijke Vopak NV	31,187	1,316
Discovery Communications Inc - C Shares	27,051	489	ONEOK Inc	3,949	205
EW Scripps Co/The	124,218	1,872			$3,311
Liberty Broadband Corp - C Shares	12,129	1,055
Liberty Global PLC - A Shares	25,783	819	Real Estate - (0.10)%
MSG Networks Inc	132,642	2,368	Deutsche Wohnen SE	19,632	869
ProSiebenSat.1 Media SE	25,622	815	Hysan Development Co Ltd	45,000	242
Telenet Group Holding NV	8,636	604	Nomura Real Estate Holdings Inc	30,900	716
		$9,648	REA Group Ltd	13,513	811
			Sumitomo Realty & Development Co Ltd	6,000	198
Metal Fabrication & Hardware - (0.04)%					$2,836
Rexnord Corp	4,848	121
Tenaris SA	82,239	1,199	REITs - (0.06)%
		$1,320	Blackstone Mortgage Trust Inc	1,447	47
			Host Hotels & Resorts Inc	49,783	985
Mining - (0.08)%			Invitation Homes Inc	5	—
Alamos Gold Inc	27,881	177	iStar Inc	3,250	38
Anglo American PLC	19,664	362	Potlatch Corp	1,367	70
Cameco Corp	42,200	396	Redwood Trust Inc	1,548	23
Mitsubishi Materials Corp	10,200	343	Spirit Realty Capital Inc	6,045	52
Sumitomo Metal Mining Co Ltd	22,700	887	Welltower Inc	14,295	964
		$2,165			$2,179

Miscellaneous Manufacturers - (0.07)%			Retail - (1.09)%
Siemens AG	2,497	339	Advance Auto Parts Inc	8,509	860
Textron Inc	27,370	1,525	Ascena Retail Group Inc	215,905	505
		$1,864	AutoZone Inc	552	379
Office & Business Equipment - (0.14)%			Bed Bath & Beyond Inc	18,286	409
Konica Minolta Inc	154,300	1,515	Best Buy Co Inc	7,439	443
Ricoh Co Ltd	169,600	1,511	Dick's Sporting Goods Inc	9,288	274
Xerox Corp	31,498	934	Dillard's Inc	29,964	1,801
		$3,960	Domino's Pizza Enterprises Ltd	12,642	452
			Dufry AG	15,904	2,289
Oil & Gas - (0.15)%			FamilyMart UNY Holdings Co Ltd	7,900	534
Antero Resources Corp	30,974	589	Foot Locker Inc	7,257	311
Chesapeake Energy Corp	27,784	113	Gap Inc/The	48,243	1,559
Eni SpA	29,975	493	GNC Holdings Inc	29,363	164
EQT Corp	1	—	Hennes & Mauritz AB	33,228	782
Helmerich & Payne Inc	4,325	253	Isetan Mitsukoshi Holdings Ltd	153,300	1,782
Patterson-UTI Energy Inc	11,002	238	J Front Retailing Co Ltd	23,600	400
PrairieSky Royalty Ltd	70,700	1,850	JC Penney Co Inc	129,672	429
SandRidge Energy Inc	3,021	56	Kohl's Corp	94,771	4,547
Woodside Petroleum Ltd	25,935	612	L Brands Inc	18,083	1,014
		$4,204	Liberty Interactive Corp QVC Group	10,538	257
			Macy's Inc	41,853	996
Oil & Gas Services - (0.07)%			Marui Group Co Ltd	51,500	914
National Oilwell Varco Inc	8,820	296	McDonald's Holdings Co Japan Ltd	20,900	913
ProPetro Holding Corp	33,180	623	Michaels Cos Inc/The	26,115	564
RPC Inc	29,965	720	Nordstrom Inc	46,806	2,127
Superior Energy Services Inc	22,014	212	Office Depot Inc	49,793	163
Weatherford International PLC	37,785	125	Papa John's International Inc	15,054	880
		$1,976	Party City Holdco Inc	17,509	243
Packaging & Containers - (0.11)%			Ryohin Keikaku Co Ltd	2,500	779
Ball Corp	77,778	3,104	Sally Beauty Holdings Inc	21,629	369
			Signet Jewelers Ltd	16,474	861
			Tractor Supply Co	11,110	758

See accompanying notes.

Consolidated Schedule of Investments
Global Multi-Strategy Fund
November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)
				Principal
Retail (continued)			BONDS (continued)	Amount (000's) Value (000's)
Yamada Denki Co Ltd	365,700	$1,990	Diversified Financial Services - (0.06)%
		$30,748	International Lease Finance Corp
			5.88%, 08/15/2022	$1,436	$1,602
Savings & Loans - (0.10)%
BofI Holding Inc	101,114	2,795
			Oil & Gas - (0.10)%
			SM Energy Co
Semiconductors - (0.83)%			6.50%, 01/01/2023	1,074	1,085
Advanced Micro Devices Inc	14,783	161	6.75%, 09/15/2026	1,825	1,845
Intel Corp	160,863	7,213			$2,930
Lam Research Corp	59,632	11,469
Marvell Technology Group Ltd	41,012	916	Pharmaceuticals - (0.17)%
Microchip Technology Inc	32,800	2,853	Endo Finance LLC
QUALCOMM Inc	12,081	802	5.75%, 01/15/2022	5,841	4,862
Synaptics Inc	787	30
		$23,444	Retail - (0.05)%
Software - (0.16)%			Macy's Retail Holdings Inc
DeNA Co Ltd	29,500	670	4.50%, 12/15/2034	1,677	1,382
Fidelity National Information Services Inc	10,361	978
First Data Corp	92,596	1,523	Sovereign - (0.66)%
Oracle Corp Japan	8,100	722	Colombia Government International Bond
Splunk Inc	7,095	568	3.88%, 04/25/2027	3,097	3,142
		$4,461	4.50%, 01/28/2026	598	639
Telecommunications - (0.41)%			5.00%, 06/15/2045	596	623
AT&T Inc	29,136	1,060	Pakistan Government International Bond
Ciena Corp	29,149	634	8.25%, 09/30/2025	5,000	5,535
CommScope Holding Co Inc	47,779	1,719	Turkey Government International Bond
Deutsche Telekom AG	48,671	869	7.38%, 02/05/2025	5,695	6,486
Hikari Tsushin Inc	8,200	1,185	Venezuela Government International Bond
SES SA	68,430	1,130	9.25%, 05/07/2028	10,000	2,188
SoftBank Group Corp	18,400	1,562			$18,613
Swisscom AG	850	449	TOTAL BONDS (proceeds $32,095)		$29,492
Telefonaktiebolaget LM Ericsson	222,760	1,402		Principal
T-Mobile US Inc	14,168	865	CONVERTIBLE BONDS - (0.05)%	Amount (000's) Value (000's)
Zayo Group Holdings Inc	27,030	955	Commercial Services - (0.02)%
		$11,830	Macquarie Infrastructure Corp
Transportation - (0.32)%			2.88%, 07/15/2019	125	130
AP Moller - Maersk A/S	464	837	Square Inc
Atlas Air Worldwide Holdings Inc	1,891	109	0.38%, 03/01/2022	100	180
CH Robinson Worldwide Inc	21,910	1,898			$310
FedEx Corp	6,190	1,433	Diversified Financial Services - 0.00%
Keihan Holdings Co Ltd	40,800	1,211	Blackhawk Network Holdings Inc
MTR Corp Ltd	102,092	602	1.50%, 01/15/2022	75	78
Odakyu Electric Railway Co Ltd	33,200	707
Seibu Holdings Inc	69,100	1,252
Ship Finance International Ltd	8,162	126	Healthcare - Services - 0.00%
Yamato Holdings Co Ltd	52,800	1,076	Teladoc Inc
		$9,251	3.00%, 12/15/2022	50	57

Water - (0.03)%
United Utilities Group PLC	69,907	776	Internet - (0.01)%
			Liberty Expedia Holdings Inc
TOTAL COMMON STOCKS (proceeds $305,357)		$330,773	1.00%, 06/30/2047	100	101
INVESTMENT COMPANIES - (0.03)%	Shares	Value (000's)	Priceline Group Inc/The
			0.90%, 09/15/2021	225	255
Exchange Traded Funds - (0.03)%			Proofpoint Inc
SPDR S&P Oil & Gas Equipment & Services	37,240	590	0.75%, 06/15/2020	50	63
ETF					$419
VanEck Vectors Oil Services ETF	8,667	213
		$803	Pharmaceuticals - (0.01)%
TOTAL INVESTMENT COMPANIES (proceeds $887)		$803	Neurocrine Biosciences Inc
	Principal		2.25%, 05/15/2024	275	337
BONDS - (1.05)%	Amount (000's)	Value (000's)
			Software - (0.01)%
Commercial Services - (0.01)%
Cenveo Corp			Nice Systems Inc
8.50%, 09/15/2022	$642	$103	1.25%, 01/15/2024	25	29
			RealPage Inc
			1.50%, 11/15/2022	75	95

See accompanying notes.

	Consolidated Schedule of Investments
		Global Multi-Strategy Fund
		November 30, 2017 (unaudited)

		Short Sales Outstanding

	Principal
CONVERTIBLE BONDS (continued)	Amount (000's)	Value (000's)

Software (continued)
ServiceNow Inc
0.00%, 06/01/2022	$125	$138
		$262
TOTAL CONVERTIBLE BONDS (proceeds $1,295)		$1,463
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - (6.75)%	Amount (000's)	Value (000's)

Federal National Mortgage Association (FNMA) - (1.38)%
3.50%, 12/01/2041	$9,810	$10,059
3.50%, 01/01/2043	28,030	28,701
		$38,760

U.S. Treasury - (4.15)%
1.00%, 09/30/2019	24,525	24,178
1.13%, 05/31/2019	19,620	19,441
1.50%, 10/31/2019	11,929	11,863
1.50%, 08/15/2026	13,587	12,629
1.63%, 03/31/2019	11,622	11,603
1.63%, 10/31/2023	14,715	14,221
2.00%, 10/31/2022	1,666	1,655
2.13%, 09/30/2024	574	567
2.25%, 10/31/2024	8,321	8,288
2.25%, 08/15/2027	332	327
2.25%, 11/15/2027	316	311
3.63%, 02/15/2021	11,085	11,661
		$116,744

U.S. Treasury Inflation-Indexed Obligations - (1.22)%
0.13%, 01/15/2022	5,218	5,187
0.13%, 04/15/2022	3,374	3,343
0.13%, 07/15/2022	11,656	11,603
0.63%, 07/15/2021	14,035	14,280
		$34,413
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY		$189,917
OBLIGATIONS (proceeds $191,131)
TOTAL SHORT SALES (proceeds $530,765)		$552,448

See accompanying notes.

     Schedule of Investments Global Opportunities Fund November 30, 2017 (unaudited)

COMMON STOCKS - 97.89%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 4.07%			Food - 1.11%
Boeing Co/The	37,099	$10,269	WH Group Ltd (b)	9,869,500	$10,512
L3 Technologies Inc	77,630	15,416
Lockheed Martin Corp	40,128	12,806	Healthcare - Products - 0.97%
		$38,491	Lonza Group AG (a)	35,060	9,191
Agriculture - 2.36%
British American Tobacco PLC	145,122	9,229	Healthcare - Services - 6.37%
Philip Morris International Inc	127,321	13,082	Aetna Inc	36,831	6,636
		$22,311	Anthem Inc	49,739	11,687
Airlines - 1.11%			Cigna Corp	50,087	10,605
ANA Holdings Inc	262,700	10,511	Humana Inc	30,379	7,924
			ICON PLC (a)	60,010	7,010
Apparel - 1.17%			UnitedHealth Group Inc	71,824	16,388
LVMH Moet Hennessy Louis Vuitton SE	38,063	11,088			$60,250
			Insurance - 9.00%
Automobile Manufacturers - 2.13%			Allstate Corp/The	112,347	11,534
Suzuki Motor Corp	197,100	10,668	Athene Holding Ltd (a)	132,606	6,374
Volvo AB - B Shares	498,730	9,506	Hartford Financial Services Group Inc/The	172,545	9,911
		$20,174	Legal & General Group PLC	2,136,622	7,727
Banks - 11.57%			NN Group NV	316,406	13,872
Bank of America Corp	709,309	19,981	Ping An Insurance Group Co of China Ltd	504,500	5,006
China Construction Bank Corp	12,778,000	11,209	Reinsurance Group of America Inc	79,050	12,810
			Swiss Life Holding AG (a)	30,607	10,294
Comerica Inc	134,297	11,188
Danske Bank A/S	254,633	9,506	Unum Group	135,237	7,657
East West Bancorp Inc	198,140	12,194			$85,185
Grupo Financiero Banorte SAB de CV	1,260,300	7,402	Internet - 7.23%
JPMorgan Chase & Co	175,452	18,338	Alibaba Group Holding Ltd ADR(a)	46,368	8,211
Lloyds Banking Group PLC	10,714,543	9,562	Alphabet Inc - A Shares (a)	27,573	28,570
Mitsubishi UFJ Financial Group Inc	1,417,400	10,104	Amazon.com Inc (a)	7,916	9,315
			Facebook Inc (a)	55,581	9,848
		$109,484	VeriSign Inc (a)	108,715	12,513
Beverages - 1.39%
Diageo PLC	379,153	13,109			$68,457
			Lodging - 1.20%
Biotechnology - 0.49%			Extended Stay America Inc	650,767	11,369
Celgene Corp (a)	45,664	4,604
			Machinery - Construction & Mining - 1.11%
Coal - 0.50%			Hitachi Ltd	1,404,000	10,520
Yanzhou Coal Mining Co Ltd	5,042,000	4,728
			Machinery - Diversified - 1.34%
Commercial Services - 2.16%			Cummins Inc	75,850	12,697
Adani Ports & Special Economic Zone Ltd	1,197,579	7,401
Aramark	306,733	13,067	Oil & Gas - 3.49%
		$20,468	Chevron Corp	126,081	15,002
Computers - 5.96%			EOG Resources Inc	56,087	5,739
Accenture PLC - Class A	104,501	15,467	Repsol SA	669,772	12,284
Apple Inc	58,142	9,992			$33,025
Atos SE	53,544	7,909	Pharmaceuticals - 1.88%
DXC Technology Co	145,572	13,995	AbbVie Inc	183,791	17,813
Leidos Holdings Inc	142,799	9,078
		$56,441	Pipelines - 0.95%
Cosmetics & Personal Care - 2.73%			Pembina Pipeline Corp	257,600	8,971
Colgate-Palmolive Co	219,959	15,936
Unilever NV	171,137	9,869	Real Estate - 1.85%
		$25,805	Sun Hung Kai Properties Ltd	612,000	10,033
Distribution & Wholesale - 1.41%			Vonovia SE	158,199	7,455
Mitsubishi Corp	531,600	13,370			$17,488
			REITs - 3.28%
Diversified Financial Services - 1.61%			American Tower Corp	100,494	14,464
Amundi SA (b)	78,237	6,976	Mirvac Group	3,229,692	6,003
Mastercard Inc	54,558	8,209	Prologis Inc	159,690	10,576
		$15,185			$31,043
Electric - 5.57%			Retail - 2.15%
American Electric Power Co Inc	154,560	11,998	Wal-Mart Stores Inc	209,107	20,332
Enel SpA	2,199,729	14,292
Exelon Corp	213,872	8,921	Semiconductors - 1.40%
Iberdrola SA	1,166,904	9,269	Samsung Electronics Co Ltd	5,624	13,236
Power Grid Corp of India Ltd	2,560,130	8,192
		$52,672	Software - 3.27%
			Microsoft Corp	232,564	19,575
Electrical Components & Equipment - 0.66%			Synopsys Inc (a)	125,798	11,370
OSRAM Licht AG	73,025	6,267
					$30,945
Environmental Control - 1.53%
Waste Management Inc	176,119	14,486

See accompanying notes.

		Schedule of Investments
		Global Opportunities Fund
		November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications - 1.61%
Cisco Systems Inc	409,559	$15,277

Toys, Games & Hobbies - 1.62%
Nintendo Co Ltd	37,700	15,373

Transportation - 1.64%
Norfolk Southern Corp	112,184	15,552

TOTAL COMMON STOCKS		$926,430
INVESTMENT COMPANIES - 1.78%	Shares Held	Value (000's)
Money Market Funds - 1.78%
Morgan Stanley Institutional Liquidity Funds -	16,811,710	16,812
Government Portfolio

TOTAL INVESTMENT COMPANIES		$16,812
PREFERRED STOCKS - 0.45%	Shares Held	Value (000's)
Holding Companies - Diversified - 0.45%
Itausa - Investimentos Itau SA 0.06%	1,332,600	$4,223

TOTAL PREFERRED STOCKS		$4,223
Total Investments		$947,465
Other Assets and Liabilities - (0.12)%		$(1,111)
TOTAL NET ASSETS - 100.00%		$946,354

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $17,488 or 1.85% of net assets.

Portfolio Summary (unaudited)

Country	Percent
United States	60.44%
Japan	7.45%
United Kingdom	5.24%
China	3.09%
France	2.74%
Ireland	2.37%
Spain	2.28%
Hong Kong	2.17%
Switzerland	2.06%
India	1.65%
Italy	1.51%
Netherlands	1.46%
Germany	1.45%
Korea, Republic Of	1.40%
Sweden	1.00%
Denmark	1.00%
Canada	0.95%
Mexico	0.78%
Australia	0.63%
Brazil	0.45%
Other Assets and Liabilities	(0.12)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

COMMON STOCKS - 97.10%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.35%			Automobile Parts & Equipment (continued)
Dentsu Inc	15,500	$704	Koito Manufacturing Co Ltd	8,000	$556
Hakuhodo DY Holdings Inc	16,700	225	Minth Group Ltd	50,000	280
JCDecaux SA	5,307	221	NGK Insulators Ltd	18,800	361
Publicis Groupe SA	14,785	981	NGK Spark Plug Co Ltd	11,400	265
WPP PLC	90,662	1,600	NOK Corp	6,800	166
		$3,731	Nokian Renkaat OYJ	8,312	363
Aerospace & Defense - 1.29%			Stanley Electric Co Ltd	10,100	406
Airbus SE	41,435	4,312	Sumitomo Electric Industries Ltd	53,900	945
BAE Systems PLC	227,202	1,692	Sumitomo Rubber Industries Ltd	13,200	242
Cobham PLC (a)	170,557	293	Toyoda Gosei Co Ltd	4,600	115
Dassault Aviation SA	177	272	Toyota Industries Corp	11,600	724
Elbit Systems Ltd	1,677	233	Valeo SA	17,097	1,240
IHI Corp	11,100	346	Yokohama Rubber Co Ltd/The	8,500	192
Kawasaki Heavy Industries Ltd	10,700	357			$15,635
Leonardo SpA	28,870	345	Banks - 13.14%
Meggitt PLC	55,339	363	ABN AMRO Group NV (b)	30,175	894
MTU Aero Engines AG	3,708	667	Allied Irish Banks PLC	58,086	377
Rolls-Royce Holdings PLC (a)	118,165	1,370	Aozora Bank Ltd	8,300	323
Safran SA	23,797	2,536	Australia & New Zealand Banking Group Ltd	209,535	4,550
Thales SA	7,551	763	Banco Bilbao Vizcaya Argentaria SA	475,640	4,078
Zodiac Aerospace	14,590	429	Banco de Sabadell SA	380,585	768
		$13,978	Banco Espirito Santo SA (a),(c),(d)	131,709	—
Agriculture - 1.52%			Banco Santander SA	1,152,277	7,761
British American Tobacco PLC	163,603	10,404	Bank Hapoalim BM	76,074	520
Golden Agri-Resources Ltd	503,700	138	Bank Leumi Le-Israel BM	103,243	573
Imperial Brands PLC	68,389	2,834	Bank of East Asia Ltd/The	87,400	388
Japan Tobacco Inc	78,500	2,600	Bank of Ireland Group PLC (a)	65,410	509
Swedish Match AB	12,969	491	Bank of Kyoto Ltd/The	4,200	215
		$16,467	Bank of Queensland Ltd	27,945	280
Airlines - 0.19%			Bankia SA	71,888	346
ANA Holdings Inc	8,200	328	Bankinter SA	48,090	464
Deutsche Lufthansa AG	16,774	577	Barclays PLC	1,215,171	3,171
easyJet PLC	11,335	216	Bendigo & Adelaide Bank Ltd	34,057	302
International Consolidated Airlines Group SA	44,398	366	BNP Paribas SA	80,150	6,068
Japan Airlines Co Ltd	8,300	305	BOC Hong Kong Holdings Ltd	264,000	1,344
Singapore Airlines Ltd	38,600	308	CaixaBank SA	256,004	1,216
		$2,100	Chiba Bank Ltd/The	49,000	377
			Commerzbank AG (a)	75,935	1,103
Apparel - 1.00%
Adidas AG	13,433	2,807	Commonwealth Bank of Australia	123,546	7,491
Asics Corp	11,300	168	Concordia Financial Group Ltd	87,200	480
Burberry Group PLC	30,728	713	Credit Agricole SA	81,209	1,368
			Credit Suisse Group AG (a)	173,212	2,939
Hermes International	2,261	1,191
LVMH Moet Hennessy Louis Vuitton SE	19,891	5,795	Danske Bank A/S	53,462	1,996
Yue Yuen Industrial Holdings Ltd	53,000	190	DBS Group Holdings Ltd	128,000	2,331
		$10,864	Deutsche Bank AG	147,429	2,780
Automobile Manufacturers - 3.44%			DNB ASA	69,713	1,270
			Erste Group Bank AG (a)	21,462	939
Bayerische Motoren Werke AG	23,619	2,384
Daimler AG	68,684	5,690	Fukuoka Financial Group Inc	55,000	286
Ferrari NV	8,761	951	Hachijuni Bank Ltd/The	29,200	168
Fiat Chrysler Automobiles NV (a)	76,761	1,318	Hang Seng Bank Ltd	54,600	1,353
Hino Motors Ltd	18,500	229	HSBC Holdings PLC	1,433,773	14,287
Honda Motor Co Ltd	122,900	4,103	ING Groep NV	277,157	5,008
Isuzu Motors Ltd	39,400	627	Intesa Sanpaolo SpA	66,518	213
Mazda Motor Corp	40,600	549	Intesa Sanpaolo SpA	961,625	3,240
Mitsubishi Motors Corp	47,900	338	Investec PLC	47,551	333
Nissan Motor Co Ltd	165,700	1,611	Japan Post Bank Co Ltd	29,000	369
Peugeot SA	41,952	867	KBC Group NV	17,895	1,467
Renault SA	13,713	1,392	Kyushu Financial Group Inc	24,900	148
Subaru Corp	44,000	1,450	Lloyds Banking Group PLC	5,132,416	4,580
Suzuki Motor Corp	24,600	1,332	Macquarie Group Ltd	23,066	1,731
Toyota Motor Corp	186,300	11,764	Mediobanca SpA	40,861	472
Volkswagen AG	2,317	481	Mitsubishi UFJ Financial Group Inc	850,600	6,063
Volvo AB - B Shares	111,178	2,119	Mizrahi Tefahot Bank Ltd	9,948	182
		$37,205	Mizuho Financial Group Inc	1,720,600	3,130
			National Australia Bank Ltd	191,563	4,304
Automobile Parts & Equipment - 1.44%			Natixis SA	67,140	544
Aisin Seiki Co Ltd	12,500	673	Nordea Bank AB	216,671	2,541
Bridgestone Corp	46,400	2,120	Oversea-Chinese Banking Corp Ltd	224,500	2,078
Cie Generale des Etablissements Michelin	12,219	1,772	Raiffeisen Bank International AG (a)	10,560	373
Continental AG	7,848	2,092	Resona Holdings Inc	157,600	839
Denso Corp	34,000	1,919	Royal Bank of Scotland Group PLC (a)	254,774	953
Faurecia	5,414	414	Seven Bank Ltd	42,600	143
GKN PLC	122,510	513	Shinsei Bank Ltd	11,800	190
JTEKT Corp	16,000	277	Shizuoka Bank Ltd/The	37,000	366

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Banks (continued)			Chemicals (continued)
Skandinaviska Enskilda Banken AB	108,356	$1,288	Johnson Matthey PLC	13,806	$566
Societe Generale SA	54,736	2,754	JSR Corp	13,700	263
Standard Chartered PLC (a)	234,802	2,343	K+S AG	13,654	320
Sumitomo Mitsui Financial Group Inc	95,900	3,910	Kaneka Corp	20,000	177
Sumitomo Mitsui Trust Holdings Inc	23,744	883	Kansai Paint Co Ltd	14,600	384
Suruga Bank Ltd	12,400	268	Koninklijke DSM NV	12,942	1,210
Svenska Handelsbanken AB	108,936	1,490	Kuraray Co Ltd	25,400	491
Swedbank AB	64,600	1,545	LANXESS AG	6,530	496
UBS Group AG (a)	261,043	4,516	Linde AG (a)	13,248	3,075
UniCredit SpA (a)	142,889	2,881	Mitsubishi Chemical Holdings Corp	102,200	1,111
United Overseas Bank Ltd	95,200	1,854	Mitsubishi Gas Chemical Co Inc	13,000	365
Westpac Banking Corp	242,129	5,810	Mitsui Chemicals Inc	13,200	428
Yamaguchi Financial Group Inc	14,000	168	Nippon Paint Holdings Co Ltd	11,600	357
		$142,292	Nissan Chemical Industries Ltd	8,700	349
Beverages - 2.26%			Nitto Denko Corp	11,800	1,169
Anheuser-Busch InBev SA/NV	54,353	6,227	Novozymes A/S	16,132	874
Asahi Group Holdings Ltd	27,600	1,402	Shin-Etsu Chemical Co Ltd	27,800	2,929
Carlsberg A/S	7,631	905	Solvay SA	5,287	744
Coca-Cola Amatil Ltd	39,425	238	Sumitomo Chemical Co Ltd	112,000	785
Coca-Cola Bottlers Japan Inc	8,800	335	Symrise AG	8,798	748
Coca-Cola European Partners PLC	15,548	606	Taiyo Nippon Sanso Corp	9,300	128
Coca-Cola HBC AG (a)	13,011	417	Teijin Ltd	13,400	290
Davide Campari-Milano SpA	41,429	322	Toray Industries Inc	104,800	989
Diageo PLC	179,683	6,212	Tosoh Corp	20,900	465
Heineken Holding NV	8,219	791	Umicore SA	13,583	634
Heineken NV	18,491	1,882	Yara International ASA	12,669	563
Kirin Holdings Co Ltd	62,000	1,451			$40,493
Pernod Ricard SA	15,147	2,361	Commercial Services - 2.09%
Remy Cointreau SA	1,615	215	Abertis Infraestructuras SA	49,453	1,103
Suntory Beverage & Food Ltd	9,900	429	Adecco Group AG (a)	11,600	878
Treasury Wine Estates Ltd	52,654	632	AerCap Holdings NV (a)	9,909	515
		$24,425	Ashtead Group PLC	35,612	915
Biotechnology - 0.40%			Atlantia SpA	32,399	1,077
CSL Ltd	32,277	3,510	Babcock International Group PLC	18,034	170
Genmab A/S (a)	4,144	816	Benesse Holdings Inc	5,000	177
		$4,326	Brambles Ltd	113,382	880
Building Materials - 1.40%			Bureau Veritas SA	18,919	501
Asahi Glass Co Ltd	14,200	595	Capita PLC	47,605	301
Boral Ltd	83,626	478	Dai Nippon Printing Co Ltd	18,600	408
Cie de Saint-Gobain	35,971	2,050	Edenred	15,951	456
CRH PLC	59,663	2,061	Experian PLC	66,404	1,382
Daikin Industries Ltd	17,800	2,056	G4S PLC	110,680	384
Fletcher Building Ltd	49,643	236	Groupe Eurotunnel SE	33,349	443
Geberit AG	2,643	1,150	Hutchison Port Holdings Trust	372,832	159
HeidelbergCement AG	10,616	1,132	Intertek Group PLC	11,514	815
Imerys SA	2,555	234	ISS A/S	11,921	450
James Hardie Industries PLC	31,452	515	Park24 Co Ltd	7,800	192
LafargeHolcim Ltd (a)	32,470	1,781	Persol Holdings Co Ltd	12,500	293
LIXIL Group Corp	19,000	502	Randstad Holding NV	8,498	523
Rinnai Corp	2,400	216	Recruit Holdings Co Ltd	78,700	1,854
Sika AG	154	1,192	RELX NV	68,906	1,576
Taiheiyo Cement Corp	8,600	355	RELX PLC	76,113	1,778
TOTO Ltd	10,100	564	Secom Co Ltd	15,000	1,124
		$15,117	Securitas AB	22,337	393
Chemicals - 3.74%			SGS SA	382	946
Air Liquide SA	30,463	3,804	Sohgo Security Services Co Ltd	5,100	284
Air Water Inc	10,500	226	Toppan Printing Co Ltd	37,000	345
Akzo Nobel NV	17,989	1,624	Transurban Group	146,596	1,395
Arkema SA	4,863	595	Wirecard AG	8,372	894
Asahi Kasei Corp	90,000	1,130			$22,611
BASF SE	65,519	7,347	Computers - 0.80%
Brenntag AG	11,022	687	Atos SE	6,755	998
Clariant AG (a)	16,574	452	Capgemini SE	11,464	1,320
Covestro AG (b)	8,666	903	Check Point Software Technologies Ltd (a)	9,328	973
Croda International PLC	9,374	542	Computershare Ltd	33,126	416
Daicel Corp	20,000	238	Fujitsu Ltd	141,000	1,056
EMS-Chemie Holding AG	585	390	Ingenico Group SA	4,225	443
Evonik Industries AG	11,636	435	NEC Corp	18,600	498
Givaudan SA	659	1,500	Nomura Research Institute Ltd	9,381	426
Hitachi Chemical Co Ltd	7,400	196	NTT Data Corp	45,100	532
Incitec Pivot Ltd	120,351	365	Obic Co Ltd	4,600	320
Israel Chemicals Ltd	36,478	149	Otsuka Corp	3,700	277
			TDK Corp	9,300	767

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Computers (continued)			Electric (continued)
Teleperformance	4,121	$609	Iberdrola SA	405,582	$3,222
		$8,635	Innogy SE (b)	9,908	458
Consumer Products - 0.49%			Kansai Electric Power Co Inc/The	50,300	667
Henkel AG & Co KGaA	7,413	904	Kyushu Electric Power Co Inc	30,500	349
Reckitt Benckiser Group PLC	47,673	4,185	Mercury NZ Ltd	49,135	111
Societe BIC SA	2,035	236	Meridian Energy Ltd	91,413	182
		$5,325	Origin Energy Ltd (a)	125,223	850
Cosmetics & Personal Care - 2.14%			Orsted A/S (b)	13,495	786
Beiersdorf AG	7,192	856	Power Assets Holdings Ltd	99,000	847
Essity AB (a)	43,219	1,257	Red Electrica Corp SA	30,878	698
Kao Corp	35,400	2,347	RWE AG	36,963	847
Kose Corp	2,100	323	SSE PLC	71,139	1,315
Lion Corp	16,100	301	Terna Rete Elettrica Nazionale SpA	100,366	620
L'Oreal SA	17,973	3,976	Tohoku Electric Power Co Inc	32,300	427
Pola Orbis Holdings Inc	6,500	238	Tokyo Electric Power Co Holdings Inc (a)	103,300	416
Shiseido Co Ltd	27,200	1,330	Uniper SE	14,357	427
Unicharm Corp	28,800	756			$25,929
Unilever NV	116,201	6,701	Electrical Components & Equipment - 0.84%
Unilever PLC	90,077	5,081	Brother Industries Ltd	16,800	418
		$23,166	Casio Computer Co Ltd	13,800	203
Distribution & Wholesale - 1.13%			Legrand SA	18,978	1,420
Bunzl PLC	23,960	686	Mabuchi Motor Co Ltd	3,400	183
Ferguson PLC	18,068	1,303	Nidec Corp	17,100	2,336
ITOCHU Corp	106,900	1,858	OSRAM Licht AG	7,096	609
Jardine Cycle & Carriage Ltd	7,000	207	Prysmian SpA	14,688	489
Li & Fung Ltd	422,000	186	Schneider Electric SE (a)	40,432	3,475
Marubeni Corp	117,900	787			$9,133
Mitsubishi Corp	107,800	2,711	Electronics - 1.50%
Mitsui & Co Ltd	121,800	1,858	Alps Electric Co Ltd	14,100	453
Rexel SA	21,640	399	Assa Abloy AB	71,497	1,451
Sumitomo Corp	84,800	1,323	Hamamatsu Photonics KK	10,200	352
Toyota Tsusho Corp	15,200	575	Hirose Electric Co Ltd	2,285	342
Travis Perkins PLC	17,913	390	Hitachi High-Technologies Corp	4,900	204
		$12,283	Hoya Corp	27,900	1,364
Diversified Financial Services - 1.44%			Keyence Corp	6,980	4,062
Acom Co Ltd (a)	28,400	119	Koninklijke Philips NV	67,116	2,602
AEON Financial Service Co Ltd	7,900	176	Kyocera Corp	23,000	1,625
Amundi SA (b)	4,312	384	MINEBEA MITSUMI Inc	27,500	549
ASX Ltd	13,811	600	Murata Manufacturing Co Ltd	13,700	1,866
Credit Saison Co Ltd	11,300	218	Nippon Electric Glass Co Ltd	6,000	234
Daiwa Securities Group Inc	115,000	720	Omron Corp	13,800	818
Deutsche Boerse AG	13,768	1,563	Yokogawa Electric Corp	16,300	302
Hargreaves Lansdown PLC	18,610	403			$16,224
Hong Kong Exchanges & Clearing Ltd	83,400	2,522	Energy - Alternate Sources - 0.11%
Japan Exchange Group Inc	37,300	689	Siemens Gamesa Renewable Energy SA	17,007	213
Julius Baer Group Ltd (a)	15,966	939	Vestas Wind Systems A/S	15,373	980
London Stock Exchange Group PLC	22,298	1,140			$1,193
Mebuki Financial Group Inc	71,600	302	Engineering & Construction - 1.33%
Mitsubishi UFJ Lease & Finance Co Ltd	32,000	183	ACS Actividades de Construccion y Servicios	17,187	664
Nomura Holdings Inc	259,100	1,567	SA
ORIX Corp	94,500	1,637	Aena SME SA (b)	4,816	958
Partners Group Holding AG	1,239	853	Aeroports de Paris	2,118	404
Schroders PLC	8,869	414	Auckland International Airport Ltd	68,094	298
Singapore Exchange Ltd	57,400	320	Boskalis Westminster	6,496	240
Worldpay Group PLC (b)	142,666	814	Bouygues SA	15,297	791
		$15,563	CIMIC Group Ltd	6,940	270
Electric - 2.39%			CK Infrastructure Holdings Ltd	47,500	404
AGL Energy Ltd	46,782	887	Eiffage SA	5,244	575
AusNet Services	128,769	183	Ferrovial SA	35,052	772
Chubu Electric Power Co Inc	45,900	582	Fraport AG Frankfurt Airport Services	2,969	296
Chugoku Electric Power Co Inc/The	19,900	220	Worldwide
CLP Holdings Ltd	117,500	1,198	HOCHTIEF AG	1,377	242
E.ON SE	157,012	1,819	Japan Airport Terminal Co Ltd	3,300	124
EDP - Energias de Portugal SA	169,541	594	JGC Corp	14,800	258
Electric Power Development Co Ltd	10,500	292	Kajima Corp	64,000	674
Electricite de France SA	41,192	539	LendLease Group	39,540	479
Endesa SA	22,658	505	Obayashi Corp	46,400	602
Enel SpA	580,175	3,769	SATS Ltd	48,200	189
Engie SA	130,287	2,279	Shimizu Corp	39,400	439
Fortum OYJ	31,686	666	Singapore Technologies Engineering Ltd	111,500	271
HK Electric Investments & HK Electric	189,500	174	Skanska AB	24,263	533
Investments Ltd (b)			Sydney Airport	78,696	443
			Taisei Corp	14,800	779

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Engineering & Construction (continued)			Gas (continued)
Vinci SA	35,997	$3,677	Osaka Gas Co Ltd	26,800	$516
		$14,382	Snam SpA	162,312	818
Entertainment - 0.41%			Toho Gas Co Ltd	5,300	151
Aristocrat Leisure Ltd	38,718	647	Tokyo Gas Co Ltd	27,800	654
Genting Singapore PLC	431,500	427			$8,046
Merlin Entertainments PLC (b)	50,723	241	Hand & Machine Tools - 0.58%
Oriental Land Co Ltd/Japan	15,600	1,391	Disco Corp	2,000	448
Paddy Power Betfair PLC	5,718	638	Fuji Electric Co Ltd	40,000	284
Sankyo Co Ltd	3,200	103	Makita Corp	16,000	663
Sega Sammy Holdings Inc	12,400	150	Sandvik AB	80,532	1,384
Tabcorp Holdings Ltd	59,583	220	Schindler Holding AG	2,905	658
Tatts Group Ltd	94,279	310	Schindler Holding AG	1,437	320
Toho Co Ltd/Tokyo	8,100	274	SMC Corp/Japan	4,100	1,670
		$4,401	Techtronic Industries Co Ltd	98,500	571
Environmental Control - 0.02%			THK Co Ltd	8,600	318
Kurita Water Industries Ltd	7,000	220			$6,316
			Healthcare - Products - 1.08%
Food - 4.27%			Cochlear Ltd	4,104	562
Ajinomoto Co Inc	38,700	711	Coloplast A/S	8,475	663
Associated British Foods PLC	25,413	1,013	ConvaTec Group PLC (b)	97,444	257
Barry Callebaut AG (a)	156	290	CYBERDYNE Inc (a)	6,900	92
Calbee Inc	5,600	196	Essilor International Cie Generale d'Optique	14,803	1,903
Carrefour SA	41,444	869	SA
Casino Guichard Perrachon SA	3,960	241	Fisher & Paykel Healthcare Corp Ltd	40,701	364
Chocoladefabriken Lindt & Spruengli AG	74	437	Getinge AB	16,318	294
Chocoladefabriken Lindt & Spruengli AG	7	491	Lonza Group AG (a)	5,313	1,393
Chr Hansen Holding A/S	7,055	640	Olympus Corp	20,800	857
Colruyt SA	4,279	227	QIAGEN NV (a)	15,426	489
Danone SA	43,058	3,636	Shimadzu Corp	18,000	431
First Pacific Co Ltd/Hong Kong	154,000	115	Smith & Nephew PLC	62,424	1,105
Frutarom Industries Ltd	2,757	244	Sonova Holding AG	3,734	595
ICA Gruppen AB	5,740	208	Straumann Holding AG	735	548
J Sainsbury PLC	117,159	368	Sysmex Corp	11,200	852
Jeronimo Martins SGPS SA	17,957	353	Terumo Corp	23,100	1,108
Kerry Group PLC	11,308	1,185	William Demant Holding A/S (a)	8,314	229
Kikkoman Corp	10,500	412			$11,742
Koninklijke Ahold Delhaize NV	91,399	1,956	Healthcare - Services - 0.56%
Marine Harvest ASA (a)	29,721	524	BioMerieux	2,954	247
MEIJI Holdings Co Ltd	8,700	757	Eurofins Scientific SE	788	477
METRO AG (a)	12,845	251	Fresenius Medical Care AG & Co KGaA	15,378	1,533
Nestle SA	222,000	18,992	Fresenius SE & Co KGaA	29,656	2,142
NH Foods Ltd	12,000	295	Healthscope Ltd	123,836	187
Nisshin Seifun Group Inc	14,195	278	Mediclinic International PLC	26,296	201
Nissin Foods Holdings Co Ltd	4,200	304	Ramsay Health Care Ltd	10,091	536
Orkla ASA	58,148	583	Ryman Healthcare Ltd	28,534	205
Seven & i Holdings Co Ltd	53,800	2,227	Sonic Healthcare Ltd	28,410	481
Tesco PLC	584,141	1,533			$6,009
Toyo Suisan Kaisha Ltd	6,300	269	Holding Companies - Diversified - 0.59%
Wesfarmers Ltd	80,881	2,698	Bollore SA	62,445	332
WH Group Ltd (b)	627,000	668	CK Hutchison Holdings Ltd	193,132	2,437
Wilmar International Ltd	114,300	265	Industrivarden AB	11,916	291
Wm Morrison Supermarkets PLC	159,522	467	Jardine Matheson Holdings Ltd	15,475	969
Woolworths Ltd	92,335	1,890	Jardine Strategic Holdings Ltd	15,804	657
Yakult Honsha Co Ltd	6,300	491	Keppel Corp Ltd	103,800	590
Yamazaki Baking Co Ltd	9,400	182	NWS Holdings Ltd	110,500	202
		$46,266	Swire Pacific Ltd	35,500	341
Food Service - 0.29%			Wendel SA	2,021	340
Compass Group PLC	112,809	2,288	Wharf Holdings Ltd/The	87,000	275
Sodexo SA	6,457	842			$6,434
		$3,130	Home Builders - 0.50%
Forest Products & Paper - 0.25%			Barratt Developments PLC	72,022	591
Mondi PLC	26,197	626	Berkeley Group Holdings PLC	9,243	477
Oji Holdings Corp	61,000	373	Daiwa House Industry Co Ltd	40,500	1,488
Stora Enso OYJ	39,300	601	Iida Group Holdings Co Ltd	10,520	195
UPM-Kymmene OYJ	38,074	1,146	Persimmon PLC	22,017	756
		$2,746	Sekisui Chemical Co Ltd	28,600	555
Gas - 0.74%			Sekisui House Ltd	41,900	784
Centrica PLC	398,917	780	Taylor Wimpey PLC	233,400	617
Enagas SA	16,179	475			$5,463
Gas Natural SDG SA	24,984	559	Home Furnishings - 0.75%
Hong Kong & China Gas Co Ltd	599,885	1,173	Electrolux AB	17,163	570
National Grid PLC	243,876	2,920	Hoshizaki Corp	3,800	362
			Panasonic Corp	157,600	2,359

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Furnishings (continued)			Investment Companies (continued)
SEB SA	1,612	$297	Pargesa Holding SA	2,755	$237
Sharp Corp/Japan (a)	10,700	340			$3,653
Sony Corp	90,300	4,226	Iron & Steel - 0.57%
		$8,154	ArcelorMittal (a)	47,383	1,427
Insurance - 5.62%			BlueScope Steel Ltd	40,026	416
Admiral Group PLC	14,240	370	Fortescue Metals Group Ltd	111,059	388
Aegon NV	125,787	781	Hitachi Metals Ltd	15,300	204
Ageas	13,444	661	JFE Holdings Inc	37,300	885
AIA Group Ltd	861,600	7,020	Kobe Steel Ltd	22,200	211
Allianz SE	32,067	7,573	Nippon Steel & Sumitomo Metal Corp	54,277	1,326
AMP Ltd	208,184	810	thyssenkrupp AG	31,086	851
Assicurazioni Generali SpA	89,127	1,632	voestalpine AG	8,177	475
Aviva PLC	287,579	1,984			$6,183
AXA SA	138,344	4,174	Leisure Products & Services - 0.31%
Baloise Holding AG	3,482	537	Carnival PLC	13,367	866
Challenger Ltd/Australia	41,359	441	Flight Centre Travel Group Ltd	3,966	135
CNP Assurances	12,246	275	Shimano Inc	5,300	733
Dai-ichi Life Holdings Inc	77,000	1,587	TUI AG	31,408	580
Direct Line Insurance Group PLC	98,084	485	Yamaha Corp	12,000	443
Gjensidige Forsikring ASA	14,268	259	Yamaha Motor Co Ltd	20,000	629
Hannover Rueck SE	4,303	566			$3,386
Insurance Australia Group Ltd	168,883	921	Lodging - 0.58%
Japan Post Holdings Co Ltd	112,400	1,296	Accor SA	13,389	671
Legal & General Group PLC	424,937	1,537	City Developments Ltd	29,300	264
Mapfre SA	76,886	259	Crown Resorts Ltd	27,026	253
Medibank Pvt Ltd	196,452	488	Galaxy Entertainment Group Ltd	168,000	1,217
MS&AD Insurance Group Holdings Inc	33,900	1,109	InterContinental Hotels Group PLC	12,876	758
Muenchener Rueckversicherungs-Gesellschaft	11,077	2,469	Kingston Financial Group Ltd	288,000	355
AG in Muenchen			Melco Resorts & Entertainment Ltd ADR	17,577	459
NN Group NV	21,727	953	MGM China Holdings Ltd	68,000	175
Old Mutual PLC	351,831	940	Sands China Ltd	173,200	846
Poste Italiane SpA (b)	37,268	272	Shangri-La Asia Ltd	88,166	199
Prudential PLC	184,457	4,637	SJM Holdings Ltd	142,000	115
QBE Insurance Group Ltd	97,872	793	Whitbread PLC	13,084	631
RSA Insurance Group PLC	72,953	601	Wynn Macau Ltd	111,600	321
Sampo Oyj	31,890	1,684			$6,264
SCOR SE	12,326	502	Machinery - Construction & Mining - 1.27%
Sompo Holdings Inc	25,250	1,024	ABB Ltd	131,462	3,375
Sony Financial Holdings Inc	12,400	211	Atlas Copco AB - A Shares	47,902	2,059
St James's Place PLC	37,709	619	Atlas Copco AB - B Shares	27,836	1,071
Standard Life Aberdeen PLC	191,138	1,113	Hitachi Construction Machinery Co Ltd	7,700	256
Suncorp Group Ltd	92,213	1,005	Hitachi Ltd	345,000	2,585
Swiss Life Holding AG (a)	2,320	780
			Komatsu Ltd	65,900	2,066
Swiss Re AG	22,435	2,106	Mitsubishi Electric Corp	138,000	2,293
T&D Holdings Inc	37,400	619			$13,705
Tokio Marine Holdings Inc	48,400	2,147	Machinery - Diversified - 1.30%
Tryg A/S	8,063	196	Alstom SA	10,995	453
UnipolSai Assicurazioni SpA	70,649	166	Amada Holdings Co Ltd	24,200	324
Zurich Insurance Group AG	10,796	3,267	ANDRITZ AG	5,194	290
		$60,869	CNH Industrial NV	72,981	948
Internet - 0.45%			Daifuku Co Ltd	6,900	379
Auto Trader Group PLC (b)	69,174	315
			FANUC Corp	13,900	3,476
Iliad SA	1,887	441	GEA Group AG	13,045	631
Kakaku.com Inc	10,000	159	Hexagon AB	18,442	907
LINE Corp (a)	3,100	133
			Husqvarna AB	29,728	271
M3 Inc	15,100	500	KION Group AG	5,055	412
Mixi Inc	3,100	144	Kone OYJ	24,122	1,241
Rakuten Inc	66,600	683	Kubota Corp	75,300	1,433
SBI Holdings Inc/Japan	14,490	259	MAN SE	2,515	283
SEEK Ltd	23,713	334	Metso OYJ	8,044	284
Start Today Co Ltd	13,400	410	Mitsubishi Heavy Industries Ltd	22,900	852
Trend Micro Inc/Japan	8,500	483	Nabtesco Corp	8,000	315
United Internet AG	8,775	592	Sumitomo Heavy Industries Ltd	8,300	341
Yahoo Japan Corp	101,700	467	Weir Group PLC/The	15,932	423
		$4,920	Yaskawa Electric Corp	18,100	807
Investment Companies - 0.34%					$14,070
Eurazeo SA	3,095	272	Media - 0.68%
EXOR NV	7,737	469	Altice NV - A Shares (a)	37,853	298
Groupe Bruxelles Lambert SA	5,756	620	Axel Springer SE	3,464	274
Investor AB	32,492	1,519	ITV PLC	258,429	559
Kinnevik AB	16,715	536	Lagardere SCA	8,420	276
			Pearson PLC	58,712	562
			ProSiebenSat.1 Media SE	16,622	529

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Media (continued)			Oil & Gas Services - 0.04%
RTL Group SA	2,761	$220	John Wood Group PLC	48,198	$473
Schibsted ASA - B Shares	6,991	174
Singapore Press Holdings Ltd	114,300	234	Packaging & Containers - 0.11%
Sky PLC (a)	73,575	932	Amcor Ltd/Australia	82,615	969
Telenet Group Holding NV (a)	3,764	263	Toyo Seikan Group Holdings Ltd	11,700	194
Vivendi SA	73,700	1,962			$1,163
Wolters Kluwer NV	21,536	1,115	Pharmaceuticals - 7.49%
		$7,398	Alfresa Holdings Corp	13,300	286
Metal Fabrication & Hardware - 0.21%			Astellas Pharma Inc	147,600	1,876
Maruichi Steel Tube Ltd	4,000	113	AstraZeneca PLC	90,294	5,827
MISUMI Group Inc	20,000	587	Bayer AG	58,989	7,530
NSK Ltd	27,600	421	Chugai Pharmaceutical Co Ltd	16,000	827
SKF AB	26,947	610	Daiichi Sankyo Co Ltd	40,500	976
Tenaris SA	33,686	491	Eisai Co Ltd	19,100	1,083
		$2,222	GlaxoSmithKline PLC	350,850	6,071
Mining - 2.28%			Grifols SA	21,279	621
Alumina Ltd	174,613	296	H Lundbeck A/S	4,967	251
Anglo American PLC	95,186	1,750	Hisamitsu Pharmaceutical Co Inc	4,400	248
Antofagasta PLC	28,131	346	Ipsen SA	2,686	327
BHP Billiton Ltd	229,100	4,779	Kyowa Hakko Kirin Co Ltd	18,600	354
BHP Billiton PLC	150,661	2,740	Medipal Holdings Corp	12,200	238
Boliden AB	19,512	618	Merck KGaA	9,220	982
Fresnillo PLC	15,770	276	Mitsubishi Tanabe Pharma Corp	16,100	348
Glencore PLC (a)	872,795	4,015	Novartis AG	158,668	13,613
Mitsubishi Materials Corp	8,000	269	Novo Nordisk A/S	132,996	6,874
Newcrest Mining Ltd	54,721	961	Ono Pharmaceutical Co Ltd	29,500	674
Norsk Hydro ASA	95,932	652	Orion Oyj	7,428	274
Randgold Resources Ltd	6,716	616	Otsuka Holdings Co Ltd	27,900	1,237
Rio Tinto Ltd	30,260	1,635	Recordati SpA	7,459	336
Rio Tinto PLC	88,069	4,170	Roche Holding AG	50,117	12,665
South32 Ltd	372,210	911	Sanofi	81,049	7,393
Sumitomo Metal Mining Co Ltd	17,700	692	Santen Pharmaceutical Co Ltd	26,100	398
		$24,726	Shionogi & Co Ltd	21,200	1,182
Miscellaneous Manufacturers - 1.13%			Shire PLC	64,779	3,211
Alfa Laval AB	20,946	496	Sumitomo Dainippon Pharma Co Ltd	11,400	166
FUJIFILM Holdings Corp	29,400	1,204	Suzuken Co Ltd/Aichi Japan	5,100	202
IMI PLC	19,402	330	Taisho Pharmaceutical Holdings Co Ltd	2,200	175
Nikon Corp	24,400	485	Takeda Pharmaceutical Co Ltd	50,800	2,802
Orica Ltd	26,897	348	Teva Pharmaceutical Industries Ltd ADR	65,177	966
Siemens AG	54,570	7,418	UCB SA	9,020	674
Smiths Group PLC	28,223	566	Vifor Pharma AG	3,478	439
Toshiba Corp (a)	288,000	710			$81,126
Wartsila OYJ Abp	10,553	698	Pipelines - 0.07%
		$12,255	APA Group	79,488	563
Office & Business Equipment - 0.39%			Koninklijke Vopak NV	5,016	212
Canon Inc	76,100	2,919			$775
Konica Minolta Inc	34,100	335	Private Equity - 0.13%
Ricoh Co Ltd	50,600	451	3i Group PLC	69,397	846
Seiko Epson Corp	20,000	487	Wharf Real Estate Investment Co Ltd (a)	87,000	526
		$4,192			$1,372
Oil & Gas - 4.84%			Real Estate - 1.66%
BP PLC	1,409,012	9,384	Aeon Mall Co Ltd	8,050	148
Caltex Australia Ltd	18,605	482	Azrieli Group Ltd	3,028	162
DCC PLC	6,355	615	CapitaLand Ltd	183,000	481
Eni SpA	181,467	2,985	CK Asset Holdings Ltd	185,132	1,566
Galp Energia SGPS SA	35,757	675	Daito Trust Construction Co Ltd	4,900	897
Idemitsu Kosan Co Ltd	9,700	327	Deutsche Wohnen SE	25,300	1,120
Inpex Corp	67,900	772	Global Logistic Properties Ltd	190,200	473
JXTG Holdings Inc	220,130	1,244	Hang Lung Group Ltd	63,000	227
Lundin Petroleum AB	13,355	308	Hang Lung Properties Ltd	145,000	343
Neste Oyj	9,146	568	Henderson Land Development Co Ltd	85,192	558
Oil Search Ltd	97,818	524	Hongkong Land Holdings Ltd	83,917	614
OMV AG	10,506	654	Hulic Co Ltd	21,300	234
Repsol SA	87,164	1,599	Hysan Development Co Ltd	45,000	241
Royal Dutch Shell PLC - A Shares	321,753	10,289	Kerry Properties Ltd	46,500	206
Royal Dutch Shell PLC - B Shares	267,177	8,657	L E Lundbergforetagen AB	2,711	199
Santos Ltd (a)	133,743	518	Mitsubishi Estate Co Ltd	89,400	1,600
Showa Shell Sekiyu KK	13,500	173	Mitsui Fudosan Co Ltd	63,700	1,445
Statoil ASA	82,059	1,650	New World Development Co Ltd	421,000	612
TOTAL SA	169,462	9,579	Nomura Real Estate Holdings Inc	8,900	206
Woodside Petroleum Ltd	60,095	1,419	REA Group Ltd	3,759	226
		$52,422	Sino Land Co Ltd	225,073	408
			Sumitomo Realty & Development Co Ltd	25,000	826

See accompanying notes.

     Schedule of Investments International Equity Index Fund November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Real Estate (continued)			Retail (continued)
Sun Hung Kai Properties Ltd	103,000	$1,689	USS Co Ltd	15,700	$332
Swire Properties Ltd	83,600	284	Yamada Denki Co Ltd	44,900	244
Swiss Prime Site AG (a)	5,099	440	Zalando SE (a),(b)	7,942	407
Tokyo Tatemono Co Ltd	14,700	204			$23,168
Tokyu Fudosan Holdings Corp	36,600	265	Semiconductors - 1.37%
UOL Group Ltd	34,700	230	ASM Pacific Technology Ltd	18,900	273
Vonovia SE	34,602	1,631	ASML Holding NV	27,699	4,860
Wheelock & Co Ltd	58,000	399	Infineon Technologies AG	81,023	2,239
		$17,934	NXP Semiconductors NV (a)	24,682	2,799
REITs - 1.53%			Renesas Electronics Corp (a)	35,700	440
Ascendas Real Estate Investment Trust	177,450	348	Rohm Co Ltd	6,700	690
British Land Co PLC/The	69,367	591	STMicroelectronics NV	45,468	1,029
CapitaLand Commercial Trust	179,700	252	SUMCO Corp	16,600	423
CapitaLand Mall Trust	177,100	269	Tokyo Electron Ltd	11,200	2,084
Daiwa House REIT Investment Corp	103	247			$14,837
Dexus	72,575	571	Shipbuilding - 0.03%
Fonciere Des Regions	2,373	254	Sembcorp Industries Ltd	70,200	159
Gecina SA	3,362	560	Yangzijiang Shipbuilding Holdings Ltd	164,300	192
Goodman Group	128,452	849			$351
GPT Group/The	128,516	528	Software - 1.34%
Hammerson PLC	56,583	398	Amadeus IT Group SA	31,304	2,257
ICADE	2,380	221	Dassault Systemes SE	9,246	993
Japan Prime Realty Investment Corp	59	198	DeNA Co Ltd	7,500	170
Japan Real Estate Investment Corp	89	431	Konami Holdings Corp	6,600	350
Japan Retail Fund Investment Corp	191	338	Micro Focus International PLC (a)	31,033	1,046
Klepierre SA	15,698	648	Nexon Co Ltd	14,100	408
Land Securities Group PLC	52,882	668	Oracle Corp Japan	2,700	241
Link REIT	157,500	1,410	Sage Group PLC/The	77,098	807
Mirvac Group	264,707	492	SAP SE	70,107	7,926
Nippon Building Fund Inc	96	480	Ubisoft Entertainment SA (a)	4,498	345
Nippon Prologis REIT Inc	132	283			$14,543
Nomura Real Estate Master Fund Inc	269	339	Telecommunications - 4.37%
Scentre Group	379,798	1,221	Bezeq The Israeli Telecommunication Corp	147,952	222
Segro PLC	71,298	529	Ltd
Stockland	172,512	616	BT Group PLC	601,337	2,112
Suntec Real Estate Investment Trust	179,700	273	Deutsche Telekom AG	237,753	4,246
Unibail-Rodamco SE	7,125	1,821	Drillisch AG	3,782	289
United Urban Investment Corp	219	310	Elisa OYJ	10,147	413
Vicinity Centres	240,025	510	Eutelsat Communications SA	12,454	282
Westfield Corp	140,825	896	Hikari Tsushin Inc	1,500	217
		$16,551	HKT Trust & HKT Ltd	270,980	341
Retail - 2.14%			KDDI Corp	129,300	3,690
ABC-Mart Inc	2,200	121	Koninklijke KPN NV	243,688	893
Aeon Co Ltd	43,500	708	Millicom International Cellular SA	4,719	309
Cie Financiere Richemont SA	37,236	3,209	Nice Ltd	4,306	376
Domino's Pizza Enterprises Ltd	4,439	159	Nippon Telegraph & Telephone Corp	49,400	2,579
Don Quijote Holdings Co Ltd	8,500	407	Nokia OYJ	416,319	2,083
Dufry AG (a)	2,498	360	NTT DOCOMO Inc	97,400	2,515
FamilyMart UNY Holdings Co Ltd	5,900	399	Orange SA	142,313	2,449
Fast Retailing Co Ltd	3,800	1,480	PCCW Ltd	303,000	180
Harvey Norman Holdings Ltd	39,699	121	Proximus SADP	10,851	372
Hennes & Mauritz AB	67,727	1,594	SES SA	25,987	429
HUGO BOSS AG	4,521	372	Singapore Telecommunications Ltd	582,500	1,613
Industria de Diseno Textil SA	77,813	2,753	SoftBank Group Corp	59,000	5,008
Isetan Mitsukoshi Holdings Ltd	24,000	279	Spark New Zealand Ltd	130,743	324
J Front Retailing Co Ltd	17,300	293	StarHub Ltd	43,300	92
Kering	5,405	2,397	Swisscom AG	1,849	977
Kingfisher PLC	155,665	702	TDC A/S	57,923	353
Lawson Inc	3,500	242	Tele2 AB	25,799	330
Luxottica Group SpA	12,109	703	Telecom Italia SpA/Milano (a)	813,360	680
Marks & Spencer Group PLC	115,897	491	Telecom Italia SpA/Milano	429,979	291
Marui Group Co Ltd	14,200	252	Telefonaktiebolaget LM Ericsson	219,163	1,380
McDonald's Holdings Co Japan Ltd	4,700	205	Telefonica Deutschland Holding AG	53,047	253
Next PLC	10,491	635	Telefonica SA	323,426	3,316
Nitori Holdings Co Ltd	5,700	931	Telenor ASA	53,553	1,203
Pandora A/S	7,625	764	Telia Co AB	185,327	814
Ryohin Keikaku Co Ltd	1,700	530	Telstra Corp Ltd	296,935	772
Shimamura Co Ltd	1,500	181	TPG Telecom Ltd	26,386	119
Sundrug Co Ltd	5,300	244	Vodafone Group PLC	1,902,286	5,768
Swatch Group AG/The	3,983	282			$47,290
Swatch Group AG/The	2,201	804	Toys, Games & Hobbies - 0.35%
Takashimaya Co Ltd	21,000	208	Bandai Namco Holdings Inc	14,200	464
Tsuruha Holdings Inc	2,600	359

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)		Shares Held	Value (000's)	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Toys, Games & Hobbies (continued)				1933. These securities may be resold in transactions exempt from
Nintendo Co Ltd		8,100	$3,303	registration, normally to qualified institutional buyers. At the end of the
			$3,767	period, the value of these securities totaled $7,531 or 0.70% of net assets.
Transportation - 1.81%				(c) The value of these investments was determined using significant
AP Moller - Maersk A/S		466	840	unobservable inputs.
AP Moller - Maersk A/S		268	460	(d)	Fair value of these investments is determined in good faith by the Manager
Aurizon Holdings Ltd		146,358	589	under procedures established and periodically reviewed by the Board of
Central Japan Railway Co		10,300	1,909	Directors. Certain inputs used in the valuation may be unobservable;
ComfortDelGro Corp Ltd		154,300	230	however, each security is evaluated individually for purposes of ASC 820
Deutsche Post AG		69,259	3,297	which results in not all securities being identified as Level 3 of the fair
DSV A/S		13,554	1,044	value hierarchy. At the end of the period, the fair value of these securities
East Japan Railway Co		23,400	2,267	totaled $0 or 0.00% of net assets.
Hankyu Hanshin Holdings Inc		17,300	672
Kamigumi Co Ltd		8,300	183
Keihan Holdings Co Ltd		6,900	205	Portfolio Summary (unaudited)
Keikyu Corp		16,800	325	Country	Percent
Keio Corp		8,300	367	Japan	23.69%
Keisei Electric Railway Co Ltd		9,800	315	United Kingdom	14.79%
Kintetsu Group Holdings Co Ltd		12,900	506	France	10.31%
Kuehne + Nagel International AG		3,853	677	Germany	9.71%
Kyushu Railway Co		11,400	353	Switzerland	8.47%
Mitsui OSK Lines Ltd		8,200	266	Australia	6.61%
MTR Corp Ltd		106,500	628	Netherlands	4.47%
Nagoya Railroad Co Ltd		13,200	322	Hong Kong	3.34%
Nippon Express Co Ltd		5,700	363	Spain	3.19%
Nippon Yusen KK (a)		11,500	270
				Sweden	2.67%
Odakyu Electric Railway Co Ltd		21,100	449	United States	2.10%
Royal Mail PLC		64,200	384	Italy	2.07%
Seibu Holdings Inc		15,700	285	Denmark	1.75%
Tobu Railway Co Ltd		13,800	440	Singapore	1.29%
Tokyu Corp		38,000	608	Belgium	1.10%
West Japan Railway Co		11,800	869	Finland	0.92%
Yamato Holdings Co Ltd		25,000	510	Norway	0.63%
			$19,633	Ireland	0.60%
Water - 0.22%				Israel	0.42%
Severn Trent PLC		16,852	479	Luxembourg	0.31%
Suez		26,254	484	Austria	0.25%
United Utilities Group PLC		48,642	540	New Zealand	0.16%
Veolia Environnement SA		34,160	863	Portugal	0.14%
			$2,366	Macao	0.13%
TOTAL COMMON STOCKS			$1,051,618	South Africa	0.11%
INVESTMENT COMPANIES - 1.72%		Shares Held	Value (000's)	Jersey, Channel Islands	0.06%
Exchange Traded Funds - 1.08%				China	0.05%
iShares MSCI EAFE ETF		166,129	11,647	Chile	0.03%
				Mexico	0.03%
Money Market Funds - 0.64%				Other Assets and Liabilities	0.60%
Morgan Stanley Institutional Liquidity Funds -		6,939,507	6,940	TOTAL NET ASSETS	100.00%
Government Portfolio

TOTAL INVESTMENT COMPANIES			$18,587
PREFERRED STOCKS - 0.58%		Shares Held	Value (000's)
Automobile Manufacturers - 0.38%
Bayerische Motoren Werke AG	3.52%	3,932	$341
Porsche Automobil Holding SE	1.01%	10,924	915
Volkswagen AG 2.06%		13,239	2,810
			$4,066
Automobile Parts & Equipment - 0.02%
Schaeffler AG 0.50%		11,843	206

Chemicals - 0.02%
FUCHS PETROLUB SE 0.89%		4,958	261

Consumer Products - 0.16%
Henkel AG & Co KGaA 1.62%		12,710	1,727

TOTAL PREFERRED STOCKS			$6,260
Total Investments			$1,076,465
Other Assets and Liabilities - 0.60%			$6,499
TOTAL NET ASSETS - 100.00%			$1,082,964

(a) Non-income producing security

See accompanying notes.

Schedule of Investments
International Equity Index Fund
November 30, 2017 (unaudited)

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI EAFE; December 2017	Long	80	$8,077	$140
Total				$140
Amounts in thousands except contracts

See accompanying notes.

     Schedule of Investments International Small Company Fund November 30, 2017 (unaudited)

COMMON STOCKS - 97.21%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.36%			Distribution & Wholesale - 0.57%
Stroeer SE & Co KGaA	49,250	$3,736	Inchcape PLC	584,952	$5,899

Airlines - 0.67%			Diversified Financial Services - 3.38%
Air Canada (a)	189,300	3,608	Anima Holding SpA (b)	742,947	5,141
Wizz Air Holdings Plc (a),(b)	73,539	3,332	Burford Capital Ltd	311,559	5,188
		$6,940	Euronext NV (b)	70,890	4,320
Apparel - 1.71%			Fuyo General Lease Co Ltd	56,800	3,781
boohoo.com plc (a)	2,009,850	4,953	Mebuki Financial Group Inc	1,572,910	6,638
Moncler SpA	267,057	7,325	TP ICAP PLC	798,234	5,458
Puma SE	12,587	5,607	Zenkoku Hosho Co Ltd	109,000	4,706
		$17,885			$35,232
Automobile Manufacturers - 1.17%			Electric - 0.69%
New Flyer Industries Inc	200,600	7,630	Iren SpA	2,352,269	7,212
Shinmaywa Industries Ltd	470,900	4,542
		$12,172	Electrical Components & Equipment - 2.44%
Automobile Parts & Equipment - 4.59%			Fujikura Ltd	773,000	7,236
Cie Plastic Omnium SA	148,112	6,411	Furukawa Electric Co Ltd	103,900	5,521
Daikyonishikawa Corp	272,600	4,591	Nexans SA	94,204	6,176
			Philips Lighting NV (b)	173,569	6,568
FCC Co Ltd	193,800	4,921
Georg Fischer AG	8,246	10,867			$25,501
Rheinmetall AG	85,844	10,937	Electronics - 1.99%
Toyo Tire & Rubber Co Ltd	282,600	5,816	Alps Electric Co Ltd	174,000	5,592
Toyota Boshoku Corp	209,200	4,365	CMK Corp	408,600	3,882
		$47,908	Mycronic AB	279,795	2,930
			Orbotech Ltd (a)	118,648	6,011
Banks - 3.39%
77 Bank Ltd/The	227,600	5,397	Sumida Corp	134,000	2,374
Aareal Bank AG	178,510	7,935			$20,789
Israel Discount Bank Ltd (a)	2,083,094	5,914	Engineering & Construction - 4.43%
Mediobanca SpA	596,904	6,889	Cie d'Entreprises CFE	17,414	2,526
Mizrahi Tefahot Bank Ltd	299,228	5,461	Downer EDI Ltd	1,115,284	5,972
Sbanken ASA (b)	287,101	2,731	KAWADA TECHNOLOGIES Inc	36,700	2,041
Virgin Money Holdings UK PLC	270,989	1,007	Kinden Corp	295,200	5,045
		$35,334	Kyowa Exeo Corp	201,100	4,836
Beverages - 1.22%			Kyudenko Corp	135,800	6,447
Coca-Cola Bottlers Japan Inc	171,300	6,519	Maeda Corp	430,100	6,348
Royal Unibrew A/S	109,513	6,254	Toda Corp	690,000	5,532
		$12,773	Toshiba Plant Systems & Services Corp	228,500	4,334
Biotechnology - 0.45%			Yokogawa Bridge Holdings Corp	149,700	3,177
Abcam PLC	348,858	4,639			$46,258
			Entertainment - 1.37%
Building Materials - 2.06%			GVC Holdings PLC	562,197	6,859
			Stars Group Inc/The (a)	323,100	7,408
Buzzi Unicem SpA	261,810	6,965
Ibstock PLC (b)	774,938	2,524			$14,267
Nichiha Corp	88,000	3,433	Food - 3.88%
Xinyi Glass Holdings Ltd	7,048,000	8,612	Ebro Foods SA	202,219	4,671
		$21,534	Empire Co Ltd	257,200	4,948
Chemicals - 2.26%			Ezaki Glico Co Ltd	81,600	4,024
Denka Co Ltd	128,200	4,742	Greencore Group PLC	1,136,221	3,232
DIC Corp	94,200	3,535	Greenyard NV	95,826	2,110
Showa Denko KK	250,200	9,354	Morinaga Milk Industry Co Ltd	111,200	4,544
Tosoh Corp	115,400	2,566	Nichirei Corp	197,000	5,722
Zeon Corp	241,000	3,346	Sonae SGPS SA	3,944,784	4,783
		$23,543	SSP Group Plc	736,933	6,440
Commercial Services - 3.95%					$40,474
Evotec AG (a)	147,042	2,164	Forest Products & Paper - 1.75%
Hays PLC	3,054,936	7,616	Cascades Inc	274,400	2,731
Kanamoto Co Ltd	162,400	5,629	Smurfit Kappa Group PLC	249,939	7,972
Loomis AB	177,558	7,321	Sumitomo Forestry Co Ltd	438,400	7,572
QinetiQ Group PLC	1,649,993	4,826			$18,275
Rentokil Initial PLC	1,970,842	8,481	Gas - 0.70%
Societa Iniziative Autostradali e Servizi SpA	290,160	5,124	Rubis SCA	103,158	7,331
		$41,161
Computers - 2.71%			Healthcare - Products - 0.79%
Bechtle AG	46,860	4,005	Carl Zeiss Meditec AG	83,077	4,923
DTS Corp	142,300	4,720	Japan Lifeline Co Ltd	73,700	3,290
MCJ Co Ltd	366,100	3,703			$8,213
S&T AG	232,877	4,914	Healthcare - Services - 2.22%
Sopra Steria Group	25,555	4,570	BioMerieux	32,604	2,719
Teleperformance	42,721	6,320	Eurofins Scientific SE	6,708	4,062
		$28,232	NMC Health PLC	130,512	5,033
Consumer Products - 0.42%			Orpea	54,396	6,554
Ontex Group NV	129,772	4,380	UDG Healthcare PLC	423,562	4,813
					$23,181

See accompanying notes.

     Schedule of Investments International Small Company Fund November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Holding Companies - Diversified - 1.07%			Pharmaceuticals - 3.08%
Melco International Development Ltd	1,802,000	$5,217	Amplifon SpA	402,165	$6,296
Seven Group Holdings Ltd	561,828	5,901	Clinigen Group Plc	243,547	3,352
		$11,118	Dechra Pharmaceuticals PLC	104,081	3,109
Home Builders - 2.05%			Nippon Shinyaku Co Ltd	74,700	5,354
Bellway PLC	151,768	7,115	Recordati SpA	123,864	5,572
Haseko Corp	564,500	8,805	Sawai Pharmaceutical Co Ltd	90,700	4,435
Redrow PLC	674,583	5,500	Tsumura & Co	115,600	3,999
		$21,420			$32,117
Insurance - 1.58%			Private Equity - 1.68%
ASR Nederland NV	238,710	9,722	Intermediate Capital Group PLC	654,805	9,445
Beazley PLC	666,530	4,397	Jafco Co Ltd	151,900	8,040
Hastings Group Holdings PLC (b)	544,353	2,311			$17,485
		$16,430	Real Estate - 5.90%
Internet - 2.33%			ADO Properties SA (b)	67,362	3,482
ASOS PLC (a)	81,642	6,704	BUWOG AG (a)	267,744	7,686
Just Eat PLC (a)	595,395	6,427	CA Immobilien Anlagen AG	104,289	3,132
Rightmove PLC	120,243	6,553	Castellum AB	477,983	7,747
Wix.com Ltd (a)	83,716	4,596	Entra ASA (b)	218,801	3,059
		$24,280	Hemfosa Fastigheter AB	448,607	5,895
Leisure Products & Services - 0.42%			Hysan Development Co Ltd	983,000	5,274
Koshidaka Holdings Co Ltd	99,500	4,375	LEG Immobilien AG	48,762	5,188
			Nexity SA (a)	71,968	4,405
Lodging - 0.44%			Open House Co Ltd	108,700	5,366
Scandic Hotels Group AB (b)	351,615	4,580	TLG Immobilien AG	147,646	3,642
			UOL Group Ltd	1,005,400	6,652
Machinery - Diversified - 3.89%					$61,528
Deutz AG	525,651	4,392	REITs - 4.44%
Duerr AG	50,165	6,320	Allied Properties Real Estate Investment Trust	111,659	3,590
Ebara Corp	120,100	4,743	Fonciere Des Regions	64,254	6,869
Juki Corp	225,100	3,956	GPT Group/The	1,419,467	5,833
Pfeiffer Vacuum Technology AG	31,677	5,760	H&R Real Estate Investment Trust	305,500	5,006
Sumitomo Heavy Industries Ltd	127,600	5,250	ICADE	52,654	4,889
Toromont Industries Ltd	74,804	3,290	Investa Office Fund	1,438,712	5,256
Valmet OYJ	373,730	6,885	Kenedix Office Investment Corp	261	1,466
		$40,596	Mapletree Commercial Trust	5,330,858	6,319
Metal Fabrication & Hardware - 0.34%			MCUBS MidCity Investment Corp	1,009	3,548
Aurubis AG	42,709	3,549	Pure Industrial Real Estate Trust	676,900	3,505
					$46,281
Mining - 3.72%			Retail - 4.14%
Alumina Ltd	2,060,302	3,492	Autogrill SpA	348,051	4,441
Detour Gold Corp (a)	375,190	4,071	B&M European Value Retail SA	1,300,588	6,710
KAZ Minerals PLC (a)	430,585	4,363	Conviviality PLC	494,070	2,724
Kirkland Lake Gold Ltd	420,901	6,065	JD Sports Fashion PLC	1,103,531	4,915
Lundin Mining Corp	371,264	2,164	K's Holdings Corp	283,000	7,304
Mineral Resources Ltd	348,732	5,189	Matsumotokiyoshi Holdings Co Ltd	73,800	6,112
Mitsui Mining & Smelting Co Ltd	114,000	6,505	Sogo Medical Co Ltd	32,600	1,767
Northern Star Resources Ltd	978,454	4,291	Tsuruha Holdings Inc	27,900	3,856
OceanaGold Corp	1,012,273	2,605	Valora Holding AG	15,686	5,341
Vedanta Resources PLC	10,536	99			$43,170
		$38,844	Semiconductors - 2.90%
Miscellaneous Manufacturers - 2.00%			IQE PLC (a)	2,411,535	5,661
Aalberts Industries NV	190,831	9,740	Siltronic AG (a)	52,463	7,796
Hill & Smith Holdings PLC	98,880	1,707	SOITEC (a)	82,088	6,279
Towa Corp	253,800	5,108	Tower Semiconductor Ltd (a)	127,654	4,495
Vesuvius PLC	568,308	4,309	Ulvac Inc	89,400	6,071
		$20,864			$30,302
Oil & Gas - 3.08%			Software - 0.91%
Aker BP ASA	326,719	7,692	Kinaxis Inc (a)	93,400	5,299
Cairn Energy PLC (a)	805,631	2,306	Open Text Corp	129,700	4,231
DCC PLC	60,155	5,827			$9,530
Enerplus Corp	570,100	5,192	Telecommunications - 0.57%
Parex Resources Inc (a)	387,467	5,178	Spark New Zealand Ltd	2,411,852	5,984
Whitecap Resources Inc	878,419	5,985
		$32,180	Transportation - 1.49%
Oil & Gas Services - 0.81%			National Express Group PLC	1,029,063	5,063
CES Energy Solutions Corp	411,705	1,959	Seino Holdings Co Ltd	334,600	5,302
Subsea 7 SA	444,111	6,497	TFI International Inc	206,000	5,185
		$8,456			$15,550
Packaging & Containers - 1.20%			TOTAL COMMON STOCKS		$1,014,047
DS Smith PLC	863,922	6,320
RPC Group PLC	497,207	6,219
		$12,539

See accompanying notes.

		Schedule of Investments
		International Small Company Fund
		November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.68%	Shares Held	Value (000's)
Money Market Funds - 1.68%
Goldman Sachs Financial Square Funds -	17,552,888	$17,553
Government Fund

TOTAL INVESTMENT COMPANIES		$17,553
Total Investments		$1,031,600
Other Assets and Liabilities - 1.11%		$11,631
TOTAL NET ASSETS - 100.00%		$1,043,231

(a)	Non-income producing security
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,048 or 3.65% of net assets.

Portfolio Summary (unaudited)

Country	Percent
Japan	26.95%
United Kingdom	15.03%
Canada	8.34%
Germany	7.62%
France	5.99%
Italy	5.27%
Australia	3.69%
Netherlands	2.93%
Sweden	2.73%
Israel	2.54%
United States	2.18%
Ireland	2.09%
Switzerland	1.87%
Hong Kong	1.83%
Austria	1.51%
Norway	1.29%
Singapore	1.25%
Luxembourg	1.03%
Belgium	0.86%
Finland	0.66%
Isle of Man	0.66%
Denmark	0.60%
New Zealand	0.57%
United Arab Emirates	0.48%
Portugal	0.46%
Spain	0.45%
India	0.01%
Other Assets and Liabilities	1.11%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

COMMON STOCKS - 77.43%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.17%			Banks (continued)
Hakuhodo DY Holdings Inc	1,300	$18	JPMorgan Chase & Co (a)	25,064	$2,620
Interpublic Group of Cos Inc/The (a)	8,599	170	KeyCorp	14,551	276
Omnicom Group Inc (a)	5,428	388	M&T Bank Corp	761	129
		$576	Morgan Stanley	6,611	341
Aerospace & Defense - 2.39%			Northern Trust Corp	804	79
Airbus SE	36,849	3,834	PNC Financial Services Group Inc/The	1,036	146
Arconic Inc	1,537	38	Regions Financial Corp	40,363	669
Boeing Co/The	7,554	2,091	Resona Holdings Inc (a)	33,700	179
Harris Corp (a)	2,779	401	State Street Corp	807	77
L3 Technologies Inc	1,188	236	SunTrust Banks Inc	1,198	74
Leonardo SpA (a)	22,014	263	UniCredit SpA (b)	85,988	1,734
Lockheed Martin Corp	372	119	US Bancorp	3,578	197
Northrop Grumman Corp	300	92	Western Alliance Bancorp (b)	2,761	161
Rockwell Collins Inc (a)	3,604	477	Zions Bancorporation	429	21
TransDigm Group Inc (a)	1,206	342			$15,973
United Technologies Corp (a)	1,770	215	Beverages - 1.48%
		$8,108	Asahi Group Holdings Ltd	7,500	381
Agriculture - 0.67%			Carlsberg A/S	1,269	150
Altria Group Inc	19,425	1,318	Coca-Cola Co/The (a)	31,642	1,448
Philip Morris International Inc	9,162	941	Constellation Brands Inc (a)	8,474	1,844
		$2,259	Dr Pepper Snapple Group Inc (a)	4,164	376
Airlines - 0.85%			Ito En Ltd	400	15
Alaska Air Group Inc (a)	2,852	197	Kirin Holdings Co Ltd	500	12
American Airlines Group Inc (a)	10,622	536	Molson Coors Brewing Co (a)	4,806	375
ANA Holdings Inc	4,300	172	Monster Beverage Corp (b)	1,227	77
Delta Air Lines Inc (a)	15,777	835	PepsiCo Inc	3,097	361
Japan Airlines Co Ltd (a)	13,100	481	Suntory Beverage & Food Ltd	300	13
Southwest Airlines Co	8,446	513			$5,052
United Continental Holdings Inc (b)	2,193	139	Biotechnology - 1.93%
		$2,873	Amgen Inc (a)	8,347	1,466
Apparel - 0.78%			Biogen Inc (a),(b)	4,623	1,489
Adidas AG	6,951	1,453	Celgene Corp (b)	16,007	1,614
Hanesbrands Inc (a)	8,068	168	Gilead Sciences Inc	24,833	1,857
Michael Kors Holdings Ltd (a),(b)	4,301	251	Regeneron Pharmaceuticals Inc (b)	297	107
Moncler SpA (a)	20,873	573			$6,533
Ralph Lauren Corp (a)	2,124	202	Building Materials - 0.31%
		$2,647	Asahi Glass Co Ltd	2,000	84
Automobile Manufacturers - 0.98%			Fortune Brands Home & Security Inc (a)	3,359	230
Fiat Chrysler Automobiles NV (a),(b)	44,222	759	Johnson Controls International plc	10,421	392
General Motors Co (a)	31,444	1,355	Masco Corp (a)	6,891	296
Hino Motors Ltd	1,500	19	Taiheiyo Cement Corp	1,000	41
Isuzu Motors Ltd	2,600	41			$1,043
PACCAR Inc	1,264	89	Chemicals - 4.66%
Suzuki Motor Corp	1,000	54	Air Products & Chemicals Inc (a)	5,229	853
Volvo AB - B Shares	52,721	1,005	Asahi Kasei Corp	13,500	169
		$3,322	BASF SE	20,101	2,254
Automobile Parts & Equipment - 0.53%			Daicel Corp	6,700	80
Aisin Seiki Co Ltd	300	16	Eastman Chemical Co (a)	3,180	294
BorgWarner Inc	799	45	FMC Corp	1,311	124
Delphi Automotive PLC (a)	1,007	105	Givaudan SA	402	915
JTEKT Corp	7,800	135	Hitachi Chemical Co Ltd	7,000	185
NGK Insulators Ltd	2,700	52	International Flavors & Fragrances Inc	172	27
NHK Spring Co Ltd	16,600	186	JSR Corp	5,100	98
NOK Corp	1,400	34	Koninklijke DSM NV	8,714	815
Rheinmetall AG	7,813	996	LyondellBasell Industries NV (a)	10,409	1,090
Toyota Boshoku Corp	12,400	259	Mitsubishi Chemical Holdings Corp	1,300	14
			Mitsubishi Gas Chemical Co Inc (a)	16,100	452
		$1,828
Banks - 4.70%			Mitsui Chemicals Inc	6,900	224
			PPG Industries Inc (a)	12,748	1,489
Aozora Bank Ltd	2,400	93
Bank of America Corp (a)	81,358	2,292	Sherwin-Williams Co/The	14,710	5,875
Bank of New York Mellon Corp/The (a)	2,217	121	Shin-Etsu Chemical Co Ltd	1,400	147
BAWAG Group AG (b),(c)	16,330	839	Sumitomo Chemical Co Ltd	4,000	28
Capital One Financial Corp	1,054	97	Tosoh Corp	30,300	674
Citigroup Inc	3,506	265			$15,807
Citizens Financial Group Inc	3,936	160	Commercial Services - 1.03%
Comerica Inc	379	32	H&R Block Inc	456	12
Commerzbank AG (b)	51,450	747	ISS A/S	5,459	206
Danske Bank A/S	51,236	1,913	KAR Auction Services Inc (a)	25,942	1,307
Goldman Sachs Group Inc/The	856	212	Moody's Corp (a)	4,910	746
Gunma Bank Ltd/The	14,500	86	Nielsen Holdings PLC (a)	7,882	289
Huntington Bancshares Inc/OH	2,352	34	Persol Holdings Co Ltd	9,200	215
ING Groep NV	100,678	1,819	Recruit Holdings Co Ltd	1,400	33
Intesa Sanpaolo SpA	166,274	560	Robert Half International Inc (a)	2,914	166

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Commercial Services (continued)			Electric (continued)
S&P Global Inc	788	$130	DTE Energy Co	390	$45
Toppan Printing Co Ltd	11,000	103	Duke Energy Corp (a)	13,084	1,167
Total System Services Inc (a)	4,107	305	Enel SpA (a)	173,651	1,128
		$3,512	Exelon Corp	2,091	87
Computers - 2.64%			FirstEnergy Corp (a)	9,920	339
Accenture PLC - Class A (a)	4,500	666	Hera SpA (a)	66,093	238
Apple Inc	11,157	1,917	NRG Energy Inc (a)	7,007	194
Cognizant Technology Solutions Corp (a)	14,276	1,032	PG&E Corp	920	50
CSRA Inc	98	3	Pinnacle West Capital Corp (a)	2,053	189
DST Systems Inc	5,660	354	SCANA Corp (a)	3,164	137
Fujitsu Ltd (a)	76,000	569	Southern Co/The	2,186	112
Hewlett Packard Enterprise Co	26,501	370	Terna Rete Elettrica Nazionale SpA	14,918	92
HP Inc (a)	43,738	938	Tokyo Electric Power Co Holdings Inc (b)	8,800	36
Itochu Techno-Solutions Corp	6,900	291	WEC Energy Group Inc	7,242	503
NetApp Inc (a)	34,611	1,956	Xcel Energy Inc	608	31
Nomura Research Institute Ltd	600	27			$5,176
Otsuka Corp	1,900	142	Electrical Components & Equipment - 0.20%
Seagate Technology PLC (a)	2,241	86	Acuity Brands Inc	927	159
Western Digital Corp (a)	7,440	587	AMETEK Inc (a)	2,915	212
		$8,938	Brother Industries Ltd	6,900	172
Consumer Products - 0.21%			Emerson Electric Co	1,396	90
Avery Dennison Corp	191	22	Mabuchi Motor Co Ltd	1,000	54
Clorox Co/The (a)	2,881	401			$687
Kimberly-Clark Corp	2,321	278	Electronics - 0.82%
		$701	Allegion PLC	821	69
Cosmetics & Personal Care - 0.65%			FLIR Systems Inc	599	28
Beiersdorf AG	3,496	416	Garmin Ltd (a)	1,797	112
Colgate-Palmolive Co	1,911	138	Honeywell International Inc	11,853	1,849
Estee Lauder Cos Inc/The	6,150	768	Hoya Corp	1,000	49
Kao Corp	3,100	206	MINEBEA MITSUMI Inc	14,400	287
Kose Corp	100	15	Nippon Electric Glass Co Ltd	4,500	176
Lion Corp	3,000	56	Omron Corp	600	36
Pigeon Corp	800	31	TE Connectivity Ltd	967	91
Pola Orbis Holdings Inc	9,500	347	Yokogawa Electric Corp	3,100	57
Procter & Gamble Co/The (a)	2,110	190			$2,754
		$2,167	Energy - Alternate Sources - 0.16%
Distribution & Wholesale - 0.32%			Vestas Wind Systems A/S	8,761	559
Fastenal Co	625	33
ITOCHU Corp	4,900	85	Engineering & Construction - 0.71%
Marubeni Corp	47,600	318	Jacobs Engineering Group Inc (a)	2,686	176
Mitsubishi Corp (a)	8,400	211	Kajima Corp	60,000	632
Mitsui & Co Ltd	1,200	18	Obayashi Corp	40,900	531
Sojitz Corp	11,400	33	Shimizu Corp	20,200	225
Sumitomo Corp	3,300	51	Taisei Corp	15,400	811
Toyota Tsusho Corp	2,100	79			$2,375
WW Grainger Inc (a)	1,261	279	Entertainment - 0.13%
		$1,107	Genting Singapore PLC	158,900	157
Diversified Financial Services - 2.25%			Oriental Land Co Ltd/Japan	200	18
Affiliated Managers Group Inc (a)	7,663	1,522	Sega Sammy Holdings Inc	23,400	283
American Express Co	1,895	185			$458
Ameriprise Financial Inc	44	7	Environmental Control - 0.11%
BlackRock Inc (a)	3,077	1,542	Republic Services Inc	787	51
Charles Schwab Corp/The	3,287	160	Stericycle Inc (b)	197	13
Discover Financial Services	796	56	Waste Management Inc (a)	3,639	299
E*TRADE Financial Corp (a),(b)	2,032	98			$363
Franklin Resources Inc (a)	12,458	540	Food - 1.36%
Invesco Ltd (a)	9,085	329	Conagra Brands Inc	6,463	241
Mastercard Inc	2,307	347	Ezaki Glico Co Ltd	200	10
Mebuki Financial Group Inc	12,300	52	General Mills Inc	1,228	69
Nasdaq Inc (a)	4,302	341	Hormel Foods Corp	1,230	45
Navient Corp	572	7	JM Smucker Co/The	34	4
OM Asset Management PLC	48,314	792	Kellogg Co	751	50
Raymond James Financial Inc	315	28	Kraft Heinz Co/The (a)	1,650	134
Synchrony Financial	1,703	61	Kroger Co/The (a)	21,755	563
T Rowe Price Group Inc (a)	5,365	552	Nestle SA	25,458	2,178
Visa Inc (a)	8,939	1,007	NH Foods Ltd	8,000	197
		$7,626	Sysco Corp	5,829	337
Electric - 1.52%			Toyo Suisan Kaisha Ltd	3,000	128
A2A SpA (a)	262,175	493	Tyson Foods Inc (a)	8,134	669
AES Corp/VA	1,437	15			$4,625
Ameren Corp	528	34	Gas - 0.01%
CenterPoint Energy Inc (a)	9,537	286	Italgas SpA	1,979	13

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Hand & Machine Tools - 0.28%			Internet (continued)
Fuji Electric Co Ltd	24,000	$170	Symantec Corp	1,338	$39
SMC Corp/Japan	800	326	Trend Micro Inc/Japan	1,800	102
Snap-on Inc	742	126			$8,425
Stanley Black & Decker Inc	329	56	Investment Companies - 0.66%
THK Co Ltd	7,300	270	Investor AB	47,750	2,233
		$948
Healthcare - Products - 3.75%			Iron & Steel - 0.13%
Abbott Laboratories (a)	25,689	1,448	JFE Holdings Inc	17,600	418
Baxter International Inc (a)	13,938	913	Nucor Corp	796	46
Becton Dickinson and Co	23,813	5,434			$464
Boston Scientific Corp (a),(b)	71,783	1,886	Leisure Products & Services - 0.25%
CR Bard Inc	7,179	2,412	Carnival Corp	1,569	103
Danaher Corp	1,513	143	Harley-Davidson Inc (a)	3,973	200
DiaSorin SpA (a)	1,927	178	Royal Caribbean Cruises Ltd (a)	4,384	543
Edwards Lifesciences Corp (b)	265	31
Hologic Inc (b)	142	6	Lodging - 0.55%		$846
Varian Medical Systems Inc (a),(b)	2,217	248	Hilton Worldwide Holdings Inc (a)	7,101	551
William Demant Holding A/S (b)	667	18	Marriott International Inc/MD (a)	8,670	1,101
Zimmer Biomet Holdings Inc	440	51	Wyndham Worldwide Corp (a)	2,250	253
		$12,768			$1,905
Healthcare - Services - 3.13%			Machinery - Construction & Mining - 0.77%
Aetna Inc (a)	7,033	1,267	Caterpillar Inc (a)	13,603	1,920
Anthem Inc	5,993	1,408	Hitachi Ltd	91,000	682
Centene Corp (a),(b)	4,441	453
Cigna Corp (a)	5,931	1,256			$2,602
DaVita Inc (b)	526	32	Machinery - Diversified - 1.25%
Envision Healthcare Corp (a),(b)	2,675	85	Amada Holdings Co Ltd	15,900	212
Humana Inc (a)	3,437	897	CNH Industrial NV	138,371	1,797
			Cummins Inc (a)	3,869	648
Laboratory Corp of America Holdings (a),(b)	2,496	395
Quest Diagnostics Inc (a)	3,010	296	Deere & Co	1,246	187
UnitedHealth Group Inc (a)	7,724	1,762	Flowserve Corp	280	12
Universal Health Services Inc (a)	26,114	2,830	Hexagon AB	20,831	1,024
			Nabtesco Corp	1,700	67
		$10,681	Rockwell Automation Inc	261	50
Home Builders - 0.67%			Roper Technologies Inc	221	59
DR Horton Inc (a)	31,001	1,581
			Sumitomo Heavy Industries Ltd	4,100	169
Haseko Corp	34,800	543	Xylem Inc/NY	390	27
Lennar Corp - A Shares	512	32			$4,252
PulteGroup Inc	657	22	Media - 2.31%
Sekisui Chemical Co Ltd	4,300	84	CBS Corp	877	49
		$2,262	Comcast Corp - Class A	10,172	382
Home Furnishings - 0.05%			Discovery Communications Inc - A Shares	12,905	246
Whirlpool Corp	1,072	181	(a),(b)
			DISH Network Corp (a),(b)	27,660	1,401
Insurance - 2.35%			News Corp - A Shares (a)	12,892	208
Allianz SE	9,947	2,349	Scripps Networks Interactive Inc (a)	2,875	235
Allstate Corp/The	720	74	Time Warner Inc (a)	17,238	1,578
Aon PLC (a)	6,504	912	Tokyo Broadcasting System Holdings Inc	3,200	79
Berkshire Hathaway Inc - Class B (a),(b)	13,921	2,687	Twenty-First Century Fox Inc - A Shares (a)	44,170	1,411
Brighthouse Financial Inc (b)	260	15	Viacom Inc - B Shares (a)	9,802	278
Everest Re Group Ltd	293	64	Wolters Kluwer NV	28,122	1,456
Marsh & McLennan Cos Inc (a)	11,311	949
			World Wrestling Entertainment Inc	17,810	507
MS&AD Insurance Group Holdings Inc	3,700	121			$7,830
Poste Italiane SpA (c)	8,613	63
Progressive Corp/The (a)	6,582	350	Metal Fabrication & Hardware - 0.56%
			Maruichi Steel Tube Ltd	600	17
Prudential Financial Inc	1,795	208	MISUMI Group Inc	1,400	41
Sompo Holdings Inc	1,800	73	SKF AB	82,559	1,869
Torchmark Corp	118	10			$1,927
Travelers Cos Inc/The	597	81
			Mining - 0.30%
Unum Group	62	4	Freeport-McMoRan Inc (a),(b)	35,180	490
XL Group Ltd	557	22
			Mitsubishi Materials Corp	2,600	88
		$7,982	Newmont Mining Corp (a)	12,315	455
Internet - 2.48%
Alphabet Inc - A Shares (a),(b)	2,235	2,316			$1,033
eBay Inc (b)	5,882	204	Miscellaneous Manufacturers - 0.63%
Expedia Inc	343	42	3M Co	1,296	315
F5 Networks Inc (a),(b)	1,673	225	Dover Corp	348	34
			Eaton Corp PLC (a)	4,893	381
Facebook Inc (a),(b)	13,225	2,343
Palo Alto Networks Inc (b)	4,168	607	General Electric Co	18,874	345
Priceline Group Inc/The (a),(b)	1,116	1,941	Illinois Tool Works Inc	753	127
			Ingersoll-Rand PLC (a)	6,690	586
Start Today Co Ltd	19,800	606	Parker-Hannifin Corp	289	54
			Pentair PLC (a)	4,190	298
					$2,140

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Office & Business Equipment - 0.22%			REITs (continued)
Pitney Bowes Inc	52,674	$562	Realty Income Corp	613	$34
Xerox Corp (a)	5,826	173	Regency Centers Corp (a)	3,789	257
		$735	Simon Property Group Inc	676	109
Oil & Gas - 2.80%			Weyerhaeuser Co (a)	16,664	590
Apache Corp (a)	8,431	353			$1,937
BP PLC ADR	14,400	577	Retail - 4.98%
Chevron Corp	1,595	190	Advance Auto Parts Inc (a)	1,648	166
ConocoPhillips (a)	47,459	2,415	Autogrill SpA (a)	19,579	250
Eni SpA	4,938	81	AutoZone Inc (a),(b)	653	448
Exxon Mobil Corp	9,221	768	Best Buy Co Inc	723	43
Idemitsu Kosan Co Ltd	12,900	435	CarMax Inc (a),(b)	34,358	2,367
Inpex Corp	34,600	394	Citizen Watch Co Ltd	25,500	186
JXTG Holdings Inc (a)	108,200	611	Cosmos Pharmaceutical Corp	500	113
Marathon Petroleum Corp (a)	10,987	688	Costco Wholesale Corp	793	146
Noble Energy Inc (a)	4,774	126	CVS Health Corp (a)	26,805	2,053
Phillips 66 (a)	11,219	1,094	Dollar General Corp	867	76
Pioneer Natural Resources Co	968	151	Dollar Tree Inc (b)	424	44
Royal Dutch Shell PLC ADR	11,924	765	Foot Locker Inc	282	12
Valero Energy Corp (a)	10,203	874	Gap Inc/The (a)	860	28
		$9,522	Genuine Parts Co (a)	3,245	302
Oil & Gas Services - 0.70%			Home Depot Inc/The	10,650	1,915
Halliburton Co	8,738	365	Izumi Co Ltd	300	18
Schlumberger Ltd (a)	14,491	911	Kohl's Corp (a)	3,674	176
TechnipFMC PLC (a)	37,939	1,087	Lowe's Cos Inc (a)	19,853	1,655
		$2,363	Matsumotokiyoshi Holdings Co Ltd	3,800	315
Packaging & Containers - 0.24%			McDonald's Corp (a)	9,367	1,611
Ball Corp (a)	7,742	309	McDonald's Holdings Co Japan Ltd	300	13
Packaging Corp of America (a)	2,179	258	Nordstrom Inc	362	16
Sealed Air Corp (a)	3,992	192	O'Reilly Automotive Inc (a),(b)	2,098	496
Toyo Seikan Group Holdings Ltd	700	12	PVH Corp (a)	259	35
WestRock Co (a)	582	36	Ross Stores Inc (a)	6,325	481
		$807	Ryohin Keikaku Co Ltd	100	31
Pharmaceuticals - 2.91%			Shimamura Co Ltd	900	109
AbbVie Inc	20,782	2,014	Signet Jewelers Ltd (a)	1,347	70
Alfresa Holdings Corp	10,000	215	Target Corp	1,177	70
AmerisourceBergen Corp (a)	5,335	453	Tiffany & Co	270	25
Astellas Pharma Inc (a)	15,700	200	TJX Cos Inc/The	567	43
Bristol-Myers Squibb Co (a)	4,181	264	Tractor Supply Co (a)	2,839	194
Cardinal Health Inc	685	41	USS Co Ltd	700	15
Eli Lilly & Co (a)	8,529	722	Walgreens Boots Alliance Inc (a)	22,323	1,624
Express Scripts Holding Co (a),(b)	15,008	978	Wal-Mart Stores Inc	17,480	1,700
H Lundbeck A/S	8,312	419	Welcia Holdings Co Ltd	1,300	56
Johnson & Johnson (a)	13,748	1,915	Yum! Brands Inc	737	62
Kobayashi Pharmaceutical Co Ltd	900	57			$16,964
Kyowa Hakko Kirin Co Ltd	1,300	25	Savings & Loans - 0.00%
McKesson Corp	1,533	226	People's United Financial Inc	735	14
Medipal Holdings Corp	7,300	142
Merck & Co Inc (a)	20,997	1,160	Semiconductors - 3.27%
Mitsubishi Tanabe Pharma Corp (a)	7,800	169	Analog Devices Inc (a)	8,225	708
Nippon Shinyaku Co Ltd	2,600	186	Applied Materials Inc (a)	26,495	1,398
Novo Nordisk A/S	2,783	144	Infineon Technologies AG	39,503	1,092
Recordati SpA (a)	7,366	331	Intel Corp (a)	35,134	1,575
Shionogi & Co Ltd (a)	800	45	KLA-Tencor Corp (a)	4,048	414
Sumitomo Dainippon Pharma Co Ltd (a)	9,100	132	Lam Research Corp (a)	4,736	911
Suzuken Co Ltd/Aichi Japan	500	20	Micron Technology Inc (a),(b)	27,616	1,171
Takeda Pharmaceutical Co Ltd	200	11	QUALCOMM Inc (a)	3,208	213
		$9,869	Rohm Co Ltd	100	10
Pipelines - 0.10%			Skyworks Solutions Inc (a)	4,774	500
ONEOK Inc (a)	6,413	333	STMicroelectronics NV (a)	59,814	1,353
			Texas Instruments Inc (a)	13,284	1,292
Real Estate - 0.45%			Tokyo Electron Ltd	2,400	447
CBRE Group Inc (b)	7,355	319			$11,084
Vonovia SE	26,289	1,239	Shipbuilding - 0.04%
		$1,558	Yangzijiang Shipbuilding Holdings Ltd	108,800	127
REITs - 0.57%
Alexandria Real Estate Equities Inc (a)	2,087	265	Software - 2.45%
AvalonBay Communities Inc	1,003	182	CA Inc (a)	9,148	303
Boston Properties Inc	49	6	Electronic Arts Inc (b)	671	71
Digital Realty Trust Inc	1,036	121	GungHo Online Entertainment Inc	71,000	182
Essex Property Trust Inc	143	35	Konami Holdings Corp	1,400	74
Federal Realty Investment Trust	157	21	Microsoft Corp (a)	13,670	1,151
Kimco Realty Corp	926	17	Nexon Co Ltd	8,600	249
Mid-America Apartment Communities Inc (a)	2,932	300	Nuance Communications Inc (a),(b)	155,383	2,415

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	(c)	Security exempt from registration under Rule 144A of the Securities Act of
Software (continued)			1933. These securities may be resold in transactions exempt from
Oracle Corp (a)	28,700	$1,408	registration, normally to qualified institutional buyers. At the end of the
Oracle Corp Japan	1,700	152	period, the value of these securities totaled $2,054 or 1.08% of net assets.
SAP SE	13,593	1,537	(d) Security or a portion of the security was pledged to cover margin
Square Enix Holdings Co Ltd	12,100	552	requirements for swap and/or swaption contracts. At the end of the period,
Verint Systems Inc (b)	5,922	259	the value of these securities totaled $12,044 or 3.55% of net assets.
		$8,353	(e) Rate shown is the discount rate of the original purchase.
Telecommunications - 3.45%
AT&T Inc	14,775	538
Cellnex Telecom SA (c)	24,474	602
CenturyLink Inc (a)	12,163	177	Portfolio Summary (unaudited)
			Sector	Percent
Cisco Systems Inc	32,586	1,215	Investment Companies	25.06%
Consolidated Communications Holdings Inc	15,345	217	Consumer, Non-cyclical	17.18%
Deutsche Telekom AG	122,141	2,181	Industrial	11.73%
GN Store Nord A/S	12,701	400	Financial	10.97%
Hikari Tsushin Inc	700	101	Consumer, Cyclical	10.84%
Juniper Networks Inc (a)	24,730	686
			Technology	8.56%
Motorola Solutions Inc	2,223	209	Communications	8.41%
Nippon Telegraph & Telephone Corp (a)	11,300	590
PLAY Communications SA (b),(c)	53,626	550	Basic Materials	5.08%
			Energy	3.76%
TDC A/S	61,596	375	Government	3.52%
VEON Ltd ADR	485,055	1,960	Utilities	1.53%
Verizon Communications Inc	37,245	1,895	Investments Sold Short	(36.79)%
		$11,696	Other Assets and Liabilities	30.15%
Toys, Games & Hobbies - 0.14%			TOTAL NET ASSETS	100.00%
Bandai Namco Holdings Inc (a)	14,100	460

Transportation - 3.42%
CSX Corp (a)	49,291	2,748
Expeditors International of Washington Inc	575	37
FedEx Corp	18,782	4,347
JB Hunt Transport Services Inc (a)	2,528	281
Kamigumi Co Ltd	13,000	287
Kansas City Southern	2,129	239
Kyushu Railway Co	1,000	31
Nippon Express Co Ltd (a)	4,000	255
Norfolk Southern Corp	5,082	704
Union Pacific Corp (a)	21,396	2,707
		$11,636
TOTAL COMMON STOCKS		$263,019
INVESTMENT COMPANIES - 25.06%	Shares Held	Value (000's)
Money Market Funds - 25.06%
BlackRock Liquidity Funds FedFund Portfolio	10,320,429	10,320
(d)
First American Government Obligations Fund	33,610,253	33,610
Goldman Sachs Financial Square Funds -	28,165,151	28,165
Government Fund
Wells Fargo Advantage Government Money	13,037,395	13,038
Market Fund (d)
		$85,133
TOTAL INVESTMENT COMPANIES		$85,133
PREFERRED STOCKS - 0.63%	Shares Held	Value (000's)
Automobile Manufacturers - 0.63%
Volkswagen AG 2.06%	10,108	$2,146

TOTAL PREFERRED STOCKS		$2,146
U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS - 3.52%	Amount (000's)	Value (000's)
U.S. Treasury Bill - 3.52%
1.26%, 04/26/2018(e)	$12,000	$11,938

TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$11,938
Total Investments		$362,236
Other Assets and Liabilities - (6.64)%		$(22,543)
TOTAL NET ASSETS - 100.00%		$339,693

(a)	Security or a portion of the security was pledged as collateral for short sales. At the end of the period, the value of these securities totaled $100,469 or 29.58% of net assets.
(b)	Non-income producing security

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Futures Contracts

Description and Expiration Date		Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
AEX Index; December 2017		Long	7	$900	$		(6)
CAC40 Index; December 2017		Short	109	6,964			(17)
CAC40 Index; December 2017		Long	29	1,853			11
DAX Index; December 2017		Short	8	3,107			(31)
DAX Index; December 2017		Long	5	1,942			78
DJ Euro Stoxx 50; December 2017		Short	329	13,992			(189)
FTSE/MIB Index; December 2017		Long	1	133			1
FTSE100 Index; December 2017		Short	25	2,478			47
FTSE100 Index; December 2017		Long	30	2,974			(7)
IBEX 35 Index; December 2017		Long	2	243			4
Japan Topix Index; December 2017		Long	24	3,832			437
MSCI Singapore Index; December 2017		Long	3	86			—
OMXS30 Index; December 2017		Short	66	1,269			17
OMXS30 Index; December 2017		Long	35	673			(9)
S&P 500 Emini; December 2017		Long	202	26,744			1,721
S&P/TSX 60 Index; December 2017		Long	10	1,475			121
SPI 200 Index; December 2017		Long	11	1,245			60
Total					$		2,238

Amounts in thousands except contracts

Foreign Currency Contracts

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Accept	In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/20/2017	AUD	1,573,000	$1,250	$1,190	$—	$(60)
Citigroup Inc	12/20/2017	CAD	2,127,000	1,711	1,649	—	(62)
Citigroup Inc	12/20/2017	CHF	1,413,000	1,486	1,439	—	(47)
Citigroup Inc	12/20/2017	DKK	3,772,000	595	604	10	(1)
Citigroup Inc	12/20/2017	EUR	4,095,000	4,907	4,880	8	(35)
Citigroup Inc	12/20/2017	GBP	2,328,000	3,015	3,150	135	—
Citigroup Inc	12/20/2017	HKD	4,657,000	596	596	—	—
Citigroup Inc	12/20/2017	ILS	416,000	117	119	2	—
Citigroup Inc	12/20/2017	JPY	584,707,000	5,332	5,201	8	(139)
Citigroup Inc	12/20/2017	NOK	1,010,000	129	122	—	(7)
Citigroup Inc	12/20/2017	NZD	44,000	32	30	—	(2)
Citigroup Inc	12/20/2017	SEK	4,210,000	523	503	—	(20)
Citigroup Inc	12/20/2017	SGD	384,000	284	285	1	—
Citigroup Inc	03/21/2018	AUD	721,932	548	546	—	(2)
Citigroup Inc	03/21/2018	CAD	987,932	774	767	—	(7)
Citigroup Inc	03/21/2018	CHF	645,400	662	662	1	(1)
Citigroup Inc	03/21/2018	DKK	1,004,000	162	162	—	—
Citigroup Inc	03/21/2018	EUR	2,034,375	2,431	2,438	9	(2)
Citigroup Inc	03/21/2018	GBP	1,081,732	1,448	1,468	20	—
Citigroup Inc	03/21/2018	HKD	2,328,500	299	299	—	—
Citigroup Inc	03/21/2018	ILS	163,750	47	47	—	—
Citigroup Inc	03/21/2018	NOK	631,250	77	76	—	(1)
Citigroup Inc	03/21/2018	NZD	19,922	14	14	—	—
Citigroup Inc	03/21/2018	SEK	2,620,625	315	315	1	(1)
Citigroup Inc	03/21/2018	SGD	354,000	262	263	1	—
Citigroup Inc	03/22/2018	JPY	234,727,000	2,105	2,099	—	(6)
Morgan Stanley & Co	12/20/2017	CHF	213,000	217	217	—	—
Morgan Stanley & Co	12/20/2017	EUR	242,000	288	288	—	—
Morgan Stanley & Co	12/20/2017	GBP	679,000	900	919	19	—
Morgan Stanley & Co	12/20/2017	SEK	15,134,000	1,808	1,811	3	—
Morgan Stanley & Co	01/11/2018	CAD	728,000	575	565	—	(10)
Morgan Stanley & Co	01/11/2018	EUR	911,000	1,074	1,087	13	—
Total						$231	$(403)
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Contracts to Deliver	In Exchange For	Fair Value	Asset	Liability
Citigroup Inc	12/20/2017	AUD	747,932	$569	$566	$3	$—
Citigroup Inc	12/20/2017	CAD	997,932	782	774	8	—
Citigroup Inc	12/20/2017	CHF	675,400	689	688	2	(1)
Citigroup Inc	12/20/2017	DKK	3,772,000	602	604	2	(4)
Citigroup Inc	12/20/2017	EUR	2,874,375	3,406	3,425	3	(22)
Citigroup Inc	12/20/2017	GBP	1,091,732	1,456	1,477	—	(21)
Citigroup Inc	12/20/2017	HKD	2,328,500	298	298	—	—
Citigroup Inc	12/20/2017	ILS	317,750	90	91	—	(1)
Citigroup Inc	12/20/2017	JPY	349,980,000	3,130	3,113	22	(5)
Citigroup Inc	12/20/2017	NOK	631,250	77	76	1	—

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date		Contracts to Deliver		In Exchange For		Fair Value	Asset			Liability
Citigroup Inc		12/20/2017		NZD	26,922		$19	$19		$—		$—
Citigroup Inc		12/20/2017		SEK	2,637,625		315	315		1		(1)
Citigroup Inc		12/20/2017		SGD	384,000		284	285		—		(1)
Citigroup Inc		03/21/2018		EUR	48,000		58	58		—		—
Citigroup Inc		03/22/2018		JPY	15,857,000		143	142		1		—
Morgan Stanley & Co		12/20/2017		CHF	3,258,000		3,295	3,318		—		(23)
Morgan Stanley & Co		12/20/2017		DKK	12,056,000		1,919	1,931		—		(12)
Morgan Stanley & Co		12/20/2017		EUR	14,082,000		16,629	16,780		—		(151)
Morgan Stanley & Co		12/20/2017		SEK	63,117,000		7,528	7,552		4		(28)
Morgan Stanley & Co		01/11/2018		CAD	728,000		595	565		30		—
Morgan Stanley & Co		01/11/2018		EUR	4,886,000		5,857	5,831		30		(4)
Morgan Stanley & Co		01/11/2018		PLN	1,996,000		557	566		—		(9)
Total										$107		$(283)

Amounts in thousands except contracts

Total Return Swaps

			Pay/Receive							Value and Unrealized
			Positive	Financing	Payment	Expiration	Notional	Upfront		Appreciation/(Depreciation)
Counterparty	Reference Entity Contracts		Return	Rate	Frequency	Date	Amount	Payments/(Receipts)			Asset	Liability
Bank of America	MSCI Australia	25	Pay	ASX Australian	Monthly	12/20/2017	AUD	136	$—		$—	$(1)
NA	Net Return AUD			Bank Bill Short
	Index			Term Rates 1
				Month minus
				.02%
Bank of America	MSCI Hong	10	Receive	1 month HIBOR	Monthly	12/20/2017	HKD	840	—		—	—
NA	Kong Net Return			plus .40%
	HKD Index
Bank of America	MSCI Hong	55	Receive	1 month HIBOR	Monthly	12/20/2017		4,622	—		2	—
NA	Kong Net Return			plus .40%
	HKD Index
Bank of America	MSCI Italy Net	833	Receive	Euribor 1 Month	Monthly	12/20/2017	EUR	86	—		1	—
NA	Return EUR			plus .01%
	Index
Bank of America	MSCI Italy Net	922	Receive	Euribor 1 Month	Monthly	12/20/2017		95	—		1	—
NA	Return EUR			plus .01%
	Index
Bank of America	MSCI Italy Net	814	Receive	Euribor 1 Month	Monthly	12/20/2017		84	—		1	—
NA	Return EUR			plus .01%
	Index
Bank of America	MSCI Spain Net	1,204	Receive	Euribor 1 Month	Monthly	12/20/2017		246	—		5	—
NA	Return EUR			plus .15%
	Index
Bank of America	MSCI Japan Net	5,770	Receive	ICE LIBOR	Monthly	12/20/2017	JPY	11,367	—		2	—
NA	Return JPY			JPY 1 Month
	Index			minus .10%
Bank of America	MSCI	1	Pay	ICE LIBOR	Monthly	12/20/2017	CHF	3	—		—	—
NA	Switzerland Net			CHF 1 Month
	Return CHF			minus .22%
	Index
Bank of America	MSCI	38	Pay	ICE LIBOR	Monthly	12/20/2017		99	—		—	(2)
NA	Switzerland Net			CHF 1 Month
	Return CHF			minus .22%
	Index
Bank of America	MSCI United	7	Pay	ICE LIBOR	Monthly	12/20/2017	GBP	78	—		—	—
NA	Kingdom Net			GBP 1 Month
	Return GBP			minus .24%
	Index
Morgan Stanley &	MSCI Singapore	11	Receive	SIBOR 1 Month	Monthly	12/20/2017	SGD	62	—		1	—
Co	Net Return SGD			plus .05%
	Index
Morgan Stanley &	MSCI Singapore	25	Receive	SIBOR 1 Month	Monthly	12/20/2017		141	—		3	—
Co	Net Return SGD			plus .05%
	Index
Total									$—		$16	$(3)

Amounts in thousands except contracts

See accompanying notes.

			Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Total Return Equity Basket Swaps

								Value and Unrealized
			Payment	Expiration	Notional	Upfront		Appreciation/(Depreciation)
Counterparty	Fund Pays	Fund Receives	Frequency	Date	Amount	Payments/(Receipts)		Asset	Liability
Deutsche Bank AG(a)	Floating rate	Total return on a custom	Monthly	05/05/2022	$138,193		$—	$2,763	$—
	based on 1 day	basket of long and short
	OBFR plus/less	securities traded in USD
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/06/2019	1,339		—	—	(28)
Co	based on 1 week	basket of long and short
	NIBOR plus/less securities traded in NOK
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/07/2019	1,398		—	14	—
Co	based on 1 day	basket of long and short
	HONIX plus/less securities traded in HKD
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/06/2019	2,805		—	79	—
Co	based on 1 week	basket of long and short
	STIBO plus/less	securities traded in SEK
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	04/06/2018	7,659		—	37	—
Co(b)	based on 1 day	basket of long and short
	SONIA plus/less	securities traded in GBP
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	04/06/2018	35,486		—	99	—
Co(c)	based on 1 day	basket of long and short
	EONIA plus/less	securities traded in EUR
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/07/2018	7,827		—	451	—
Co(d)	based on 1 day	basket of long and short
	DISC plus/less	securities traded in CAD
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/06/2019	2,549		—	—	(1)
Co	based on 1 day	basket of long and short
	RBACR plus/less securities traded in AUD
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	08/06/2019	5,126		—	54	—
Co(e)	based on 1 day	basket of long and short
	TOIS plus/less	securities traded in CHF
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/07/2019	11,420		—	663	—
Co(f)	based on 1 day	basket of long and short
	SONIA plus/less	securities traded in GBP
	spread
Morgan Stanley &	Floating rate	Total return on a custom	Monthly	05/06/2019	29,337		—	1,917	—
Co(g)	based on 1 day	basket of long and short
	EONIA plus/less	securities traded in EUR
	spread
Total					$243,139		$—	$6,077	$(29)

The expiration dates are measured from the commencement of investment in each underlying swap position.

The Fund pays a floating rate based on the reference rate plus/less a spread. The spread is negotiated at the security level and is usually similar within a region but may vary depending on how difficult it is to borrow the security.

Notional Amount represents the total absolute value of the underlying securities.

Amounts in thousands

(a)

Top Underlying Securities
Description	Shares	Notional Amount	% of Total Absolute Notional Amount
eBay Inc	47,491	$1,647	1.19%
McKesson Corp	10,447	1,543	1.12%
Oracle Corp	31,085	1,525	1.10%
Gilead Sciences Inc	20,189	1,510	1.09%
LyondellBasell Industries NV	12,710	1,331	0.96%
Boeing Co/The	4,703	1,302	0.94%
Envision Healthcare Corp	(40,092)	(1,280)	(0.93)%
FirstEnergy Corp	(35,986)	(1,229)	(0.89)%
Amazon.com Inc	992	1,167	0.85%
Lear Corp	6,346	1,148	0.83%
Merck & Co Inc	20,097	1,111	0.80%
General Motors Co	25,035	1,079	0.78%
Ball Corp	(26,947)	(1,075)	(0.78)%
ServiceNow Inc	(8,705)	(1,071)	(0.77)%
Western Digital Corp	12,771	1,007	0.73%
Alphabet Inc - A Shares	955	990	0.72%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Square Inc	(25,205	) $	(989)	(0.72)%
TransDigm Group Inc	(3,479)		(987)	(0.71)%
Cheniere Energy Inc	(20,234)		(978)	(0.71)%
Pfizer Inc	26,800		972	0.70%
Perrigo Co PLC	(11,117)		(970)	(0.70)%
Johnson & Johnson	6,773		944	0.68%
Macquarie Infrastructure Corp	(14,057)		(939)	(0.68)%
Apple Inc	5,452		937	0.68%
JPMorgan Chase & Co	8,738		913	0.66%
Biogen Inc	2,822		909	0.66%
American Airlines Group Inc	(17,987)		(908)	(0.66)%
VEREIT Inc	(114,525)		(893)	(0.65)%
Uniti Group Inc	(54,031)		(870)	(0.63)%
Wabtec Corp/DE	(11,282)		(868)	(0.63)%
Amgen Inc	4,907		862	0.62%
Spirit AeroSystems Holdings Inc	10,205		860	0.62%
Honeywell International Inc	5,371		838	0.61%
Prudential Financial Inc	7,137		827	0.60%
Hess Corp	(17,974)		(825)	(0.60)%
Facebook Inc	4,632		821	0.59%
Aflac Inc	9,328		818	0.59%
Domino's Pizza Inc	(4,309)		(802)	(0.58)%
Arista Networks Inc	(3,331)		(777)	(0.56)%
NRG Energy Inc	(28,037)		(775)	(0.56)%
Alkermes PLC	(14,578)		(762)	(0.55)%
Micron Technology Inc	17,811		755	0.55%
Advanced Micro Devices Inc	(69,074)		(752)	(0.54)%
Franklin Resources Inc	16,677		723	0.52%
Walt Disney Co/The	6,872		720	0.52%
Zayo Group Holdings Inc	(20,176)		(713)	(0.52)%
Post Holdings Inc	(8,859)		(704)	(0.51)%
Ameriprise Financial Inc	4,303		702	0.51%
Assured Guaranty Ltd	19,246		699	0.50%
Ultimate Software Group Inc/The	(3,273)		(691)	(0.50)%

(b)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Vodafone Group PLC	690,372		$2,093	27.33%
CRH PLC	41,565		1,443	18.85%
Ashtead Group PLC	54,379		1,397	18.24%
Shire PLC	20,912		1,037	13.54%
Smith & Nephew PLC	55,032		974	12.72%
3i Group PLC	58,555		714	9.32%

(c)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Vinci SA	23,748		$2,426	6.84%
AXA SA	80,164		2,419	6.82%
Danone SA	28,193		2,381	6.71%
Schneider Electric SE	27,116		2,330	6.57%
Airbus SE	22,307		2,321	6.54%
Eiffage SA	20,912		2,292	6.46%
Bouygues SA	42,875		2,216	6.24%
L'Oreal SA	9,856		2,180	6.14%
Air Liquide SA	17,445		2,178	6.14%
LVMH Moet Hennessy Louis Vuitton SE	7,242		2,110	5.95%
Safran SA	19,679		2,097	5.91%
Atos SE	12,348		1,824	5.14%
Natixis SA	179,150		1,452	4.09%
Industria de Diseno Textil SA	41,000		1,450	4.09%
Engie SA	72,845		1,274	3.59%
Eurofins Scientific SE	2,022		1,224	3.45%
Accor SA	19,475		975	2.75%
Aeroports de Paris	4,750		906	2.55%
Kering	1,827		810	2.28%
Arkema SA	5,055		619	1.74%

(d)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Air Canada	37,917		$723	9.23%
Enbridge Inc	(13,472)		(508)	(6.49)%
Fairfax Financial Holdings Ltd	(856)		(470)	(6.01)%
Dollarama Inc	3,751		459	5.86%
Methanex Corp	8,099		432	5.52%
TransCanada Corp	(8,577)		(411)	(5.26)%
Magna International Inc	6,629		372	4.75%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
First Quantum Minerals Ltd	(30,792	) $	(354)	(4.52)%
Valeant Pharmaceuticals International Inc	(17,412)		(293)	(3.75)%
National Bank of Canada	5,641		278	3.55%
Wheaton Precious Metals Corp	(12,061)		(252)	(3.22)%
Canadian Imperial Bank of Commerce	2,752		252	3.22%
Cameco Corp	(25,609)		(240)	(3.07)%
Canadian Tire Corp Ltd	1,801		228	2.91%
AltaGas Ltd	(9,576)		(218)	(2.78)%
West Fraser Timber Co Ltd	3,269		207	2.64%
Keyera Corp	(6,998)		(197)	(2.52)%
Franco-Nevada Corp	(2,364)		(193)	(2.46)%
Encana Corp	15,311		181	2.31%
Linamar Corp	3,256		176	2.25%
Stantec Inc	(5,802)		(157)	(2.01)%
Atco Ltd/Canada	3,405		122	1.55%
Maple Leaf Foods Inc	4,312		116	1.49%
Agnico Eagle Mines Ltd	(2,412)		(106)	(1.35)%
Goldcorp Inc	(7,841)		(99)	(1.27)%
Yamana Gold Inc	(36,800)		(94)	(1.20)%
Ritchie Bros Auctioneers Inc	(3,223)		(85)	(1.09)%
Bombardier Inc	(31,173)		(72)	(0.93)%
WestJet Airlines Ltd	3,454		72	0.92%
Genworth MI Canada Inc	1,944		65	0.83%
Cenovus Energy Inc	6,547		62	0.80%
Peyto Exploration & Development Corp	(4,494)		(53)	(0.68)%
Bank of Montreal	689		53	0.68%
Eldorado Gold Corp	(33,722)		(39)	(0.50)%
Teck Resources Ltd	(1,675)		(38)	(0.49)%
Manulife Financial Corp	1,596		34	0.43%
Lundin Mining Corp	4,626		27	0.34%
WSP Global Inc	(413)		(19)	(0.25)%
Quebecor Inc	800		15	0.20%
Industrial Alliance Insurance & Financial Services Inc	326		15	0.19%
Onex Corp	(196)		(14)	(0.18)%
BlackBerry Ltd	1,143		12	0.16%
Suncor Energy Inc	353		12	0.16%

(e)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Credit Suisse Group AG	(58,900	) $	(1,000)	(19.50)%
Vifor Pharma AG	(6,677)		(842)	(16.43)%
Temenos Group AG	5,846		722	14.09%
Adecco Group AG	6,635		502	9.80%
Lonza Group AG	1,773		465	9.06%
Sika AG	47		364	7.09%
Roche Holding AG	1,151		291	5.67%
Aryzta AG	(5,977)		(200)	(3.90)%
dormakaba Holding AG	168		159	3.11%
GAM Holding AG	(9,259)		(147)	(2.87)%
ams AG	(1,173)		(114)	(2.23)%
Straumann Holding AG	83		62	1.21%
Georg Fischer AG	39		51	1.00%
Chocoladefabriken Lindt & Spruengli AG	(8)		(47)	(0.92)%
Swiss Life Holding AG	123		41	0.81%
Panalpina Welttransport Holding AG	(219)		(32)	(0.63)%
Bucher Industries AG	63		25	0.49%
DKSH Holding AG	200		17	0.33%
Sonova Holding AG	99		16	0.31%
Sulzer AG	(129)		(15)	(0.29)%
Dufry AG	(85)		(12)	(0.24)%

(f)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
BT Group PLC	157,683		$554	4.85%
BHP Billiton PLC	30,110		548	4.80%
John Wood Group PLC	(49,925)		(490)	(4.29)%
Tesco PLC	(181,631)		(477)	(4.17)%
Cobham PLC	(273,686)		(471)	(4.12)%
Taylor Wimpey PLC	166,307		440	3.85%
Ashtead Group PLC	17,075		439	3.84%
Just Eat PLC	(35,662)		(385)	(3.37)%
GlaxoSmithKline PLC	21,875		378	3.31%
GKN PLC	88,215		370	3.24%
Indivior PLC	70,256		353	3.09%
Hargreaves Lansdown PLC	(14,226)		(308)	(2.70)%
Experian PLC	(14,594)		(304)	(2.66)%
Hikma Pharmaceuticals PLC	(21,384)		(298)	(2.61)%
Barratt Developments PLC	31,307		257	2.25%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Top Underlying Securities (continued)
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
ConvaTec Group PLC	(93,806	) $	(247)	(2.16)%
Capita PLC	(35,377)		(223)	(1.96)%
Mediclinic International PLC	(28,634)		(219)	(1.92)%
Standard Life Aberdeen PLC	37,143		216	1.90%
AA PLC	(93,564)		(191)	(1.67)%
Moneysupermarket. com Group PLC	39,525		179	1.57%
Petrofac Ltd	(31,381)		(179)	(1.56)%
Inmarsat PLC	(26,897)		(176)	(1.54)%
BTG PLC	(17,724)		(174)	(1.52)%
BBA Aviation PLC	38,469		173	1.52%
Close Brothers Group PLC	8,570		165	1.44%
WH Smith PLC	5,307		150	1.31%
Vodafone Group PLC	47,340		144	1.26%
Old Mutual PLC	49,636		133	1.16%
Hays PLC	52,134		130	1.14%
Halma PLC	(7,414)		(128)	(1.12)%
Balfour Beatty PLC	(34,532)		(124)	(1.09)%
Investec PLC	17,671		124	1.08%
Aggreko PLC	(10,281)		(118)	(1.03)%
RPC Group PLC	(9,020)		(113)	(0.99)%
Thomas Cook Group PLC	(65,447)		(105)	(0.92)%
JD Sports Fashion PLC	23,228		103	0.91%
Essentra PLC	(14,687)		(100)	(0.88)%
Paysafe Group PLC	12,371		98	0.86%
easyJet PLC	(5,035)		(96)	(0.84)%
Bellway PLC	1,994		93	0.82%
Ashmore Group PLC	17,655		90	0.78%
Intertek Group PLC	(1,237)		(88)	(0.77)%
Provident Financial PLC	(6,944)		(82)	(0.72)%
Rightmove PLC	(1,504)		(82)	(0.72)%
Pennon Group PLC	(7,561)		(81)	(0.71)%
National Grid PLC	6,629		79	0.69%
Rio Tinto PLC	1,638		78	0.68%
Burberry Group PLC	2,879		67	0.58%
Associated British Foods PLC	1,657		66	0.58%

(g)

Top Underlying Securities
Description	Shares		Notional Amount	% of Total Absolute Notional Amount
Deutsche Lufthansa AG	37,328		$1,284	4.38%
Anheuser-Busch InBev SA/NV	(10,202)		(1,169)	(3.98)%
Deutsche Bank AG	(61,600)		(1,162)	(3.96)%
Covestro AG	10,235		1,066	3.63%
Atos SE	6,271		926	3.16%
Repsol SA	47,039		863	2.94%
Uniper SE	26,478		788	2.69%
Zalando SE	(14,761)		(756)	(2.58)%
Cellnex Telecom SA	(30,608)		(753)	(2.57)%
GEA Group AG	(14,753)		(713)	(2.43)%
Altice NV - A Shares	(86,892)		(685)	(2.34)%
Accor SA	(12,391)		(621)	(2.12)%
Rheinmetall AG	4,610		587	2.00%
Neste Oyj	9,221		572	1.95%
Electricite de France SA	(42,925)		(562)	(1.92)%
Edenred	(19,067)		(545)	(1.86)%
Bankia SA	(106,754)		(513)	(1.75)%
Solvay SA	3,503		493	1.68%
Groupe Eurotunnel SE	(36,694)		(488)	(1.66)%
Philips Lighting NV	11,619		440	1.50%
Peugeot SA	20,277		419	1.43%
UPM-Kymmene OYJ	13,343		402	1.37%
NN Group NV	9,149		401	1.37%
RWE AG	16,597		380	1.30%
Software AG	6,805		373	1.27%
Amer Sports Oyj	(13,979)		(367)	(1.25)%
Air France-KLM	25,257		358	1.22%
Salzgitter AG	6,767		349	1.19%
Cie Generale des Etablissements Michelin	2,319		336	1.15%
bpost SA	10,776		333	1.13%
Ingenico Group SA	(3,169)		(332)	(1.13)%
Symrise AG	(3,877)		(330)	(1.12)%
Banco Comercial Portugues SA	(1,026,273)		(315)	(1.07)%
Suedzucker AG	14,990		311	1.06%
ASR Nederland NV	7,261		296	1.01%
Sartorius AG	(3,026)		(290)	(0.99)%
QIAGEN NV	(8,547)		(271)	(0.92)%
Industria de Diseno Textil SA	(7,178)		(254)	(0.86)%
Carrefour SA	(12,071)		(253)	(0.86)%
Bollore SA	(47,161)		(250)	(0.85)%
Koninklijke Philips NV	6,344		246	0.84%
Imerys SA	2,676		245	0.83%

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Top Underlying Securities (continued)
Description			Shares		Notional Amount		% of Total Absolute Notional Amount
Fielmann AG			(2,787	) $		(243)			(0.83)%
Endesa SA			10,721			239			0.81%
Mapfre SA			70,366			237			0.81%
Engie SA			13,504			236			0.80%
Koninklijke Vopak NV			(5,386)			(227)			(0.78)%
Ipsen SA			1,758			214			0.73%
Vivendi SA			(7,956)			(212)			(0.72)%
Renault SA			2,049			208			0.71%

Synthetic Futures

			Notional		Upfront		Unrealized	Fair Value
Counterparty	Reference Entity	Expiration Date	Amount		Payments/(Receipts)		Appreciation/(Depreciation)	Asset	Liability
Morgan Stanley & Co	Swiss Market Index Future;	12/18/2017	$1,519		$—		$53	$41	$—
	December 2017
Total					$—		$53	$41	$—

Amounts in thousands

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS - (32.25)%	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Aerospace & Defense - (0.47)%			Building Materials (continued)
General Dynamics Corp	4,652	$964	Vulcan Materials Co	2,746	$345
IHI Corp	1,100	34			$895
Kawasaki Heavy Industries Ltd	4,200	140
Raytheon Co	2,444	467	Chemicals - (1.14)%
		$1,605	Albemarle Corp	1,979	266
			DowDuPont Inc	21,758	1,566
Agriculture - (0.13)%			Kaneka Corp	2,000	18
Archer-Daniels-Midland Co	10,089	402	Kansai Paint Co Ltd	15,500	407
Golden Agri-Resources Ltd	151,100	42	Monsanto Co	965	114
		$444	Mosaic Co/The	7,266	177
			Nippon Paint Holdings Co Ltd	11,800	363
Apparel - (0.75)%			Novozymes A/S	12,587	682
Asics Corp	20,600	306	Praxair Inc	555	85
NIKE Inc	26,501	1,601	Toray Industries Inc	17,300	163
Under Armour Inc - Class C	8,441	101			$3,841
VF Corp	7,290	532
		$2,540	Commercial Services - (1.51)%
			Automatic Data Processing Inc	7,891	903
Automobile Manufacturers - (0.42)%			Benesse Holdings Inc	700	25
Ferrari NV	164	18	Cintas Corp	1,955	308
Ford Motor Co	74,244	930	Ecolab Inc	5,290	719
Honda Motor Co Ltd	3,100	103	Equifax Inc	702	80
Mazda Motor Corp	21,500	290	Gartner Inc	1,708	206
Mitsubishi Motors Corp	8,500	60	Global Payments Inc	2,821	284
Toyota Motor Corp	200	13	IHS Markit Ltd	7,090	316
		$1,414	Nets A/S	5,890	154
Automobile Parts & Equipment - (0.37)%			Park24 Co Ltd	900	22
Brembo SpA	1,333	21	PayPal Holdings Inc	17,322	1,312
Goodyear Tire & Rubber Co/The	4,674	151	Quanta Services Inc	2,761	105
NGK Spark Plug Co Ltd	22,000	511	United Rentals Inc	1,568	250
Nifco Inc/Japan	200	13	Verisk Analytics Inc	2,474	239
Sumitomo Rubber Industries Ltd	700	13	Western Union Co/The	9,051	178
Toyota Industries Corp	5,200	325			$5,101
Yokohama Rubber Co Ltd/The	8,800	198	Computers - (0.78)%
		$1,232	Accenture PLC - Class A	9,625	1,425
Banks - (1.06)%			DXC Technology Co	5,696	548
Banco BPM SpA	46,214	159	International Business Machines Corp	4,207	648
Bank of Kyoto Ltd/The	7,000	358	Obic Co Ltd	400	28
BB&T Corp	10,497	519			$2,649
BPER Banca	57,048	313	Consumer Products - (0.06)%
Chugoku Bank Ltd/The	1,700	22	Church & Dwight Co Inc	4,439	209
Fifth Third Bancorp	13,562	414
FinecoBank Banca Fineco SpA	19,246	194
Seven Bank Ltd	70,600	238	Cosmetics & Personal Care - (0.08)%
Shizuoka Bank Ltd/The	4,000	40	Coty Inc	15,498	267
Suruga Bank Ltd	8,900	192
UniCredit SpA	32,862	662	Distribution & Wholesale - (0.06)%
Unione di Banche Italiane SpA	78,295	378	LKQ Corp	5,492	217
Wells Fargo & Co	941	53
		$3,542
			Diversified Financial Services - (0.90)%
Beverages - (0.34)%			Acom Co Ltd	93,300	390
Brown-Forman Corp - B Shares	6,826	408	AEON Financial Service Co Ltd	13,000	289
Constellation Brands Inc	3,477	757	Affiliated Managers Group Inc	989	196
		$1,165	Alliance Data Systems Corp	997	239
Biotechnology - (0.78)%			Cboe Global Markets Inc	47	6
Alexion Pharmaceuticals Inc	4,578	503	CME Group Inc	5,468	818
Genmab A/S	1,290	254	Daiwa Securities Group Inc	23,000	144
Illumina Inc	3,033	698	Hitachi Capital Corp	500	12
Incyte Corp	4,384	434	Intercontinental Exchange Inc	11,332	809
Vertex Pharmaceuticals Inc	5,303	765	Orient Corp	92,800	153
		$2,654			$3,056

Building Materials - (0.26)%			Electric - (1.82)%
Buzzi Unicem SpA	5,830	155	Alliant Energy Corp	4,337	196
LIXIL Group Corp	1,100	29	American Electric Power Co Inc	8,742	679
Martin Marietta Materials Inc	1,307	272	Chubu Electric Power Co Inc	1,200	15
Rinnai Corp	800	72	Chugoku Electric Power Co Inc/The	32,800	362
TOTO Ltd	400	22	CMS Energy Corp	5,005	250
			Consolidated Edison Inc	5,658	504
			Dominion Energy Inc	8,150	686

See accompanying notes.

Schedule of Investments
Multi-Manager Equity Long/Short Fund
November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Electric (continued)			Healthcare - Products (continued)
Edison International	5,791	$471	Patterson Cos Inc	1,686	$62
Electric Power Development Co Ltd	11,800	328	ResMed Inc	2,550	218
Entergy Corp	3,329	288	Stryker Corp	6,707	1,046
Eversource Energy	5,830	378	Sysmex Corp	6,200	472
Hokuriku Electric Power Co	43,300	382	Thermo Fisher Scientific Inc	7,127	1,374
Kyushu Electric Power Co Inc	30,000	343			$7,979
NextEra Energy Inc	1,933	305
PPL Corp	12,293	451	Healthcare - Services - (0.28)%
Public Service Enterprise Group Inc	6,478	344	HCA Healthcare Inc	6,346	539
Shikoku Electric Power Co Inc	15,100	203	IQVIA Holdings Inc	4,200	428
		$6,185			$967

Electrical Components & Equipment - (0.22)%			Holding Companies - Diversified - (0.02)%
Casio Computer Co Ltd	14,500	213	Keppel Corp Ltd	7,500	43
Nidec Corp	4,000	546	Leucadia National Corp	1,386	37
		$759			$80

Electronics - (0.96)%			Home Furnishings - (0.04)%
Agilent Technologies Inc	5,911	409	Hoshizaki Corp	200	19
Alps Electric Co Ltd	13,000	418	Leggett & Platt Inc	2,578	124
Amphenol Corp	5,694	516			$143
Corning Inc	16,733	542	Housewares - (0.08)%
Fortive Corp	6,224	465	Newell Brands Inc	8,712	270
Hamamatsu Photonics KK	7,900	272
Ibiden Co Ltd	1,300	21
Mettler-Toledo International Inc	540	340	Insurance - (1.63)%
Murata Manufacturing Co Ltd	700	95	Aflac Inc	7,001	614
PerkinElmer Inc	1,977	146	American International Group Inc	15,910	954
Waters Corp	279	55	Arthur J Gallagher & Co	923	61
		$3,279	Assurant Inc	1,161	117
			Chubb Ltd	2,954	449
Engineering & Construction - (0.14)%			Cincinnati Financial Corp	2,916	218
Chiyoda Corp	8,700	57	Hartford Financial Services Group Inc/The	6,356	365
Fluor Corp	2,508	121	Japan Post Holdings Co Ltd	21,500	248
Japan Airport Terminal Co Ltd	4,200	158	Japan Post Insurance Co Ltd	5,600	122
JGC Corp	5,800	101	Lincoln National Corp	3,903	299
		$437	Loews Corp	1,625	82
			MetLife Inc	9,650	518
Food - (0.65)%			Sony Financial Holdings Inc	33,000	561
Calbee Inc	15,900	557
Chr Hansen Holding A/S	4,246	385	T&D Holdings Inc	18,300	303
			Tokio Marine Holdings Inc	5,300	235
Hershey Co/The	3,863	429	Unipol Gruppo SpA	2,736	13
Kikkoman Corp	7,900	310
McCormick & Co Inc/MD	2,328	238	Willis Towers Watson PLC	2,351	378
Mondelez International Inc	5,805	249			$5,537
Nissin Foods Holdings Co Ltd	200	15	Internet - (1.22)%
Yakult Honsha Co Ltd	300	23	Amazon.com Inc	821	966
		$2,206	Kakaku.com Inc	20,400	324
			M3 Inc	3,000	99
Forest Products & Paper - (0.12)%			MonotaRO Co Ltd	9,400	268
International Paper Co	7,405	419	Netflix Inc	8,922	1,674
			TripAdvisor Inc	2,989	103
Gas - (0.17)%			VeriSign Inc	2,404	277
NiSource Inc	5,984	165	Yahoo Japan Corp	21,800	100
Sempra Energy	2,854	345	Yoox Net-A-Porter Group SpA	9,845	322
Toho Gas Co Ltd	2,600	74			$4,133

		$584	Leisure Products & Services - (0.33)%
Healthcare - Products - (2.34)%			Norwegian Cruise Line Holdings Ltd	4,060	220
Align Technology Inc	1,497	390	Shimano Inc	5,800	802
Asahi Intecc Co Ltd	500	33	Yamaha Corp	2,500	92
Becton Dickinson and Co	4,165	951			$1,114
Boston Scientific Corp	24,275	638
Coloplast A/S	1,087	85	Lodging - (0.19)%
Cooper Cos Inc/The	914	220	MGM Resorts International	10,667	364
DENTSPLY SIRONA Inc	4,112	275	Wynn Resorts Ltd	1,826	289
Henry Schein Inc	3,018	216			$653
IDEXX Laboratories Inc	1,825	285	Machinery - Diversified - (0.19)%
Intuitive Surgical Inc	1,990	795	Mitsubishi Heavy Industries Ltd	2,600	97
Medtronic PLC	11,041	907	Yaskawa Electric Corp	12,100	540
Olympus Corp	300	12			$637

See accompanying notes.

     Schedule of Investments Multi-Manager Equity Long/Short Fund November 30, 2017 (unaudited)

Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)	COMMON STOCKS (continued)	Shares	Value (000's)

Media - (0.43)%			REITs (continued)
Charter Communications Inc	3,207	$1,046	Crown Castle International Corp	7,480	$845
DISH Network Corp	2,527	128	Duke Realty Corp	892	25
Mediaset SpA	22,389	84	Equinix Inc	1,494	694
Singapore Press Holdings Ltd	18,000	37	Equity Residential	6,065	405
Walt Disney Co/The	1,598	168	Extra Space Storage Inc	2,240	191
		$1,463	GGP Inc	8,898	209
			HCP Inc	8,952	237
Metal Fabrication & Hardware - (0.26)%			Host Hotels & Resorts Inc	15,308	303
Tenaris SA	61,480	896	Iron Mountain Inc	4,743	194
			Macerich Co/The	2,988	193
Mining - (0.02)%			Prologis Inc	9,458	626
Sumitomo Metal Mining Co Ltd	1,600	63	Public Storage	282	60
			SBA Communications Corp	2,169	368
Miscellaneous Manufacturers - (0.07)%			SL Green Realty Corp	2,087	213
AO Smith Corp	3,244	206	UDR Inc	4,757	187
Textron Inc	853	48	Ventas Inc	463	30
			Vornado Realty Trust	1,007	78
		$254	Welltower Inc	5,910	399
Office & Business Equipment - (0.22)%					$6,402
Konica Minolta Inc	14,200	139
Ricoh Co Ltd	68,900	614	Retail - (2.07)%
			Aeon Co Ltd	24,700	402
		$753	Chipotle Mexican Grill Inc	503	153
Oil & Gas - (1.39)%			Darden Restaurants Inc	2,207	186
Anadarko Petroleum Corp	9,822	472	Don Quijote Holdings Co Ltd	6,900	330
Andeavor	2,843	300	FamilyMart UNY Holdings Co Ltd	11,200	756
Cabot Oil & Gas Corp	2,144	62	Fast Retailing Co Ltd	600	234
Chesapeake Energy Corp	16,157	66	Isetan Mitsukoshi Holdings Ltd	28,800	335
Cimarex Energy Co	1,973	229	J Front Retailing Co Ltd	3,300	56
Concho Resources Inc	3,030	424	L Brands Inc	5,130	287
Devon Energy Corp	9,331	360	Lawson Inc	1,100	76
EOG Resources Inc	7,785	797	Macy's Inc	5,415	129
EQT Corp	3,585	214	Marui Group Co Ltd	30,300	538
Helmerich & Payne Inc	2,252	132	Pandora A/S	6,870	688
Hess Corp	6,053	278	Starbucks Corp	22,510	1,302
Marathon Oil Corp	15,108	224	Tapestry Inc	5,051	210
Newfield Exploration Co	3,803	118	Ulta Beauty Inc	1,033	229
Occidental Petroleum Corp	6,427	453	Wal-Mart Stores Inc	12,287	1,195
Pioneer Natural Resources Co	3,450	538			$7,106

Range Resources Corp	4,410	79	Semiconductors - (1.23)%
		$4,746	Advanced Micro Devices Inc	19,399	211
Oil & Gas Services - (0.36)%			Advantest Corp	6,600	133
Halliburton Co	15,499	647	Broadcom Ltd	5,816	1,617
National Oilwell Varco Inc	7,764	260	Microchip Technology Inc	4,650	405
Saipem SpA	84,612	340	NVIDIA Corp	5,363	1,076
		$1,247	Qorvo Inc	2,506	192
			Renesas Electronics Corp	12,700	156
Pharmaceuticals - (0.77)%			SUMCO Corp	2,500	64
Allergan PLC	1,902	330	Xilinx Inc	4,419	307
Chugai Pharmaceutical Co Ltd	6,400	331			$4,161
Eisai Co Ltd	2,100	119
Mylan NV	1,281	47	Software - (2.27)%
Ono Pharmaceutical Co Ltd	15,100	345	Activision Blizzard Inc	13,537	845
Perrigo Co PLC	2,528	220	Adobe Systems Inc	5,204	944
Pfizer Inc	1,901	69	Akamai Technologies Inc	3,317	185
Santen Pharmaceutical Co Ltd	19,800	302	ANSYS Inc	1,509	223
Sosei Group Corp	4,200	414	Autodesk Inc	4,570	501
Zoetis Inc	6,732	487	Cadence Design Systems Inc	5,026	221
		$2,664	Cerner Corp	7,103	502
			Citrix Systems Inc	2,678	235
Pipelines - (0.33)%			DeNA Co Ltd	7,100	161
Kinder Morgan Inc/DE	40,706	701	Fidelity National Information Services Inc	5,955	562
Williams Cos Inc/The	14,814	430	Fiserv Inc	3,437	452
		$1,131	Intuit Inc	4,544	714
Real Estate - (0.03)%			Paychex Inc	404	27
Global Logistic Properties Ltd	44,000	109	Red Hat Inc	3,668	465
			salesforce.com Inc	13,369	1,395
			Synopsys Inc	2,674	242
REITs - (1.90)%					$7,674
American Tower Corp	7,031	1,012
Apartment Investment & Management Co	3,005	133

See accompanying notes.

		Schedule of Investments
	Multi-Manager Equity Long/Short Fund
		November 30, 2017 (unaudited)

		Short Sales Outstanding

COMMON STOCKS (continued)	Shares	Value (000's)

Textiles - (0.12)%
Mohawk Industries Inc	1,431	$404

Toys, Games & Hobbies - (0.10)%
Hasbro Inc	2,218	206
Mattel Inc	6,363	116
		$322

Transportation - (1.08)%
CH Robinson Worldwide Inc	2,500	217
ComfortDelGro Corp Ltd	16,400	24
Keihan Holdings Co Ltd	6,000	178
Keikyu Corp	16,200	314
Keio Corp	7,300	323
Kintetsu Group Holdings Co Ltd	8,900	349
Mitsubishi Logistics Corp	3,600	97
Nagoya Railroad Co Ltd	9,500	232
Nankai Electric Railway Co Ltd	6,400	160
Nippon Yusen KK	11,800	277
Odakyu Electric Railway Co Ltd	19,000	404
Seibu Holdings Inc	22,600	410
Singapore Post Ltd	28,900	28
United Parcel Service Inc	3,534	429
Yamato Holdings Co Ltd	12,300	251
		$3,693

Water - (0.09)%
American Water Works Co Inc	3,294	302

TOTAL COMMON STOCKS (proceeds $101,191)		$109,603
INVESTMENT COMPANIES - (4.54)%	Shares	Value (000's)

Exchange Traded Funds - (4.54)%
Consumer Discretionary Select Sector SPDR	14,863	1,436
Fund
Consumer Staples Select Sector SPDR Fund	26,780	1,501
Health Care Select Sector SPDR Fund	10,673	891
Industrial Select Sector SPDR Fund	14,601	1,088
SPDR S&P 500 ETF Trust	23,245	6,160
Technology Select Sector SPDR Fund	68,359	4,364
		$15,440
TOTAL INVESTMENT COMPANIES (proceeds $12,622)		$15,440
TOTAL SHORT SALES (proceeds $113,813)		$125,043

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 0.09%	Shares Held	Value (000's)		Principal
Exchange Traded Funds - 0.09%			MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
SPDR Nuveen S&P High Yield Municipal	1,040	$58	Florida (continued)
Bond ETF			Northern Palm Beach County Improvement
VanEck Vectors High-Yield Municipal Index	1,000	31	District
ETF			5.00%, 08/01/2046	$700	$736
VanEck Vectors Short High-Yield Municipal	1,000	24	Orange County Housing Finance Authority
Index ETF			7.00%, 10/01/2025	435	438
		$113			$4,622
TOTAL INVESTMENT COMPANIES		$113	Georgia - 2.19%
	Principal		Atlanta Development Authority
MUNICIPAL BONDS - 103.94%	Amount (000's)	Value (000's)	7.00%, 01/01/2040	2,000	2,083
Alabama - 2.53%			City of Atlanta GA
Lower Alabama Gas District/The			7.38%, 01/01/2031	500	531
5.00%, 09/01/2034	$2,500	$3,015			$2,614
			Illinois - 16.26%
Arizona - 4.32%			Chicago Board of Education
Navajo Nation			5.00%, 12/01/2046	1,000	1,019
5.50%, 12/01/2030(a)	2,500	2,740	Chicago O'Hare International Airport
Salt Verde Financial Corp			5.00%, 01/01/2033	1,250	1,419
5.00%, 12/01/2032	2,000	2,413	Chicago Park District
		$5,153	5.00%, 01/01/2040	1,000	1,089
California - 9.89%			City of Chicago IL
Abag Finance Authority for Nonprofit Corps			5.50%, 01/01/2042	300	323
5.00%, 08/01/2043	500	559	6.00%, 01/01/2038	2,000	2,292
California Educational Facilities Authority			7.46%, 02/15/2026	1,929	1,390
5.00%, 10/01/2038(b)	900	928	City of Chicago IL Wastewater Transmission
5.00%, 01/01/2039(b)	1,724	1,789	Revenue
California Statewide Communities			5.00%, 01/01/2031	760	837
Development Authority			5.00%, 01/01/2039	1,200	1,297
5.00%, 11/01/2041(a)	375	410	Illinois Finance Authority
California Statewide Communities			5.00%, 02/15/2036	1,000	1,103
Development Authority (credit support from			Illinois State Toll Highway Authority
GNMA COLL)			5.00%, 01/01/2040(b)	5,000	5,666
4.90%, 07/20/2039(c)	500	524	Metropolitan Pier & Exposition Authority
California Statewide Financing Authority			5.00%, 06/15/2057(e)	500	536
6.00%, 05/01/2043	1,000	1,000	Metropolitan Pier & Exposition
Golden State Tobacco Securitization Corp			Authority (credit support from NATL)
5.30%, 06/01/2037	1,000	1,007	5.50%, 06/15/2029(c)	1,000	1,179
5.75%, 06/01/2047	1,200	1,209	State of Illinois
Golden State Tobacco Securitization			5.50%, 07/01/2027	1,150	1,267
Corp (credit support from GOLDEN ST TOB					$19,417
SECURITIZATION)			Indiana - 0.56%
5.00%, 06/01/2033(c)	970	970	Indiana Finance Authority
La Verne Public Financing Authority			5.00%, 10/01/2044	300	322
7.25%, 09/01/2026	595	596	Town of Shoals IN
Morongo Band of Mission Indians/The			7.25%, 11/01/2043	300	341
6.50%, 03/01/2028(a)	825	834			$663
Oakland Unified School District/Alameda			Louisiana - 3.65%
County			Louisiana Local Government Environmental
5.00%, 08/01/2035	1,225	1,417	Facilities & Community Development
Sacramento Area Flood Control			Authority
Agency (credit support from BAM)			3.50%, 11/01/2032	2,000	2,000
5.00%, 10/01/2039(c)	500	563	Louisiana Public Facilities Authority
		$11,806	0.00%, 07/01/2039(f)	278	3
Colorado - 4.28%			Parish of St John the Baptist LA
Centerra Metropolitan District No 1			5.13%, 06/01/2037	2,350	2,354
5.00%, 12/01/2037(a)	1,000	1,037			$4,357
City & County of Denver CO			Maine - 0.90%
5.00%, 10/01/2032	700	758	Finance Authority of Maine
Colorado Health Facilities Authority			5.25%, 01/01/2025(a)	1,000	1,072
5.00%, 05/15/2040	1,000	1,110
Eagle County Airport Terminal Corp			Maryland - 0.89%
5.00%, 05/01/2037	1,000	1,138	City of Westminster MD
Southlands Metropolitan District No 1			6.25%, 07/01/2044	600	647
5.00%, 12/01/2047(e)	1,000	1,067	Maryland Economic Development Corp
		$5,110	5.38%, 06/01/2025	390	415
Connecticut - 2.12%					$1,062
Mohegan Tribal Finance Authority			Michigan - 0.93%
7.00%, 02/01/2045(a)	2,400	2,535	Michigan Finance Authority
			5.00%, 07/01/2035	1,000	1,111
Florida - 3.88%
Greater Orlando Aviation Authority
5.00%, 10/01/2047(b)	2,999	3,448

See accompanying notes.

Schedule of Investments
Opportunistic Municipal Fund
November 30, 2017 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)
Minnesota - 1.02%			Ohio (continued)
Housing & Redevelopment Authority of The			Ohio Air Quality Development Authority
City of St Paul Minnesota			3.75%, 12/01/2023(d)	$1,000	$472
5.00%, 11/15/2030	$1,000	$1,213	4.50%, 01/15/2048(a),(e)	1,000	1,038
					$7,267
Missouri - 1.36%			Oklahoma - 2.11%
City of St Louis MO Airport Revenue (credit			Oklahoma Development Finance Authority
support from NATL)			5.00%, 08/01/2047	1,000	1,091
5.50%, 07/01/2028(c)	400	506	Tulsa Airports Improvement Trust
Kansas City Industrial Development			5.00%, 06/01/2035(d)	300	326
Authority			Tulsa County Industrial Authority
5.00%, 04/01/2046(a)	1,100	1,120	5.25%, 11/15/2045	1,000	1,108
		$1,626			$2,525
Montana - 1.24%			Oregon - 0.44%
City of Kalispell MT			Warm Springs Reservation Confederated
5.25%, 05/15/2037	1,400	1,482	Tribe
			6.38%, 11/01/2033	500	529
Nevada - 2.29%
Las Vegas Redevelopment Agency			Pennsylvania - 2.43%
5.00%, 06/15/2030	1,415	1,624	Lancaster County Hospital Authority/PA
5.00%, 06/15/2045	1,000	1,108	5.00%, 07/01/2045	1,250	1,334
		$2,732	Pennsylvania Economic Development
New Jersey - 7.31%			Financing Authority
Casino Reinvestment Development Authority			5.50%, 11/01/2044	1,000	1,060
5.25%, 11/01/2039	250	267	6.00%, 06/01/2031	500	501
Essex County Improvement Authority					$2,895
5.25%, 07/01/2045(a)	1,300	1,307	South Carolina - 0.44%
New Jersey Economic Development			South Carolina Jobs-Economic Development
Authority			Authority
5.00%, 07/15/2028	500	555	5.25%, 11/15/2047	500	527
5.63%, 11/15/2030	1,500	1,702
5.75%, 09/15/2027	500	552	South Dakota - 0.42%
New Jersey Economic Development			Oglala Sioux Tribe
Authority (credit support from ST APPROP)			5.75%, 10/01/2025(a)	500	504
5.25%, 06/15/2040(c)	1,000	1,085
New Jersey Transportation Trust Fund			Tennessee - 3.35%
Authority			Chattanooga Health Educational & Housing
5.25%, 06/15/2032	2,000	2,188	Facility Board
South Jersey Port Corp			5.00%, 10/01/2028	1,050	1,200
5.00%, 01/01/2048(e)	1,000	1,072	5.00%, 10/01/2035	500	550
		$8,728	Metropolitan Government Nashville &
New York - 5.93%			Davidson County Health & Educational
Brooklyn Arena Local Development Corp			Facilities Board
6.25%, 07/15/2040	480	527	5.00%, 07/01/2040	2,000	2,247
Build NYC Resource Corp					$3,997
5.00%, 07/01/2035	1,500	1,659	Texas - 8.92%
Glen Cove Local Economic Assistance Corp			Arlington Higher Education Finance Corp
5.00%, 01/01/2056	1,000	1,041	5.00%, 12/01/2046	1,100	1,190
New York Counties Tobacco Trust VI			Austin Convention Enterprises Inc
5.00%, 06/01/2041	400	428	5.00%, 01/01/2034	500	568
New York State Thruway Authority			5.00%, 01/01/2034	300	339
5.25%, 01/01/2056	1,000	1,160	City of Houston TX Airport System Revenue
New York Transportation Development Corp			4.50%, 07/01/2020	1,000	1,052
5.00%, 08/01/2021	1,500	1,629	Harris County Cultural Education Facilities
5.00%, 01/01/2023	560	627	Finance Corp
		$7,071	6.00%, 10/01/2043	1,075	1,238
North Carolina - 1.52%			New Hope Cultural Education Facilities
North Carolina Eastern Municipal Power			Finance Corp
Agency			5.00%, 07/01/2030	500	441
5.25%, 01/01/2020	750	752	North Texas Tollway Authority
North Carolina Medical Care Commission			5.00%, 01/01/2045	615	693
5.25%, 10/01/2035	1,000	1,061	5.00%, 01/01/2048	500	567
		$1,813	Port Beaumont Navigation District
Ohio - 6.10%			7.25%, 02/01/2036(a),(d)	1,000	1,025
Buckeye Tobacco Settlement Financing			Tarrant County Cultural Education Facilities
Authority			Finance Corp
6.00%, 06/01/2042	2,500	2,381	6.00%, 11/15/2027	1,000	1,088
Buckeye Tobacco Settlement Financing			Texas Private Activity Bond Surface
Authority (credit support from BUCKEYE			Transportation Corp
OHIO TOB SETTLEMENT)			6.88%, 12/31/2039	550	605
5.75%, 06/01/2034(c)	2,000	1,869	7.00%, 12/31/2038	300	358
County of Hamilton OH
5.00%, 01/01/2036	1,400	1,507

See accompanying notes.

     Schedule of Investments Opportunistic Municipal Fund November 30, 2017 (unaudited)

	Principal		Portfolio Summary (unaudited)
MUNICIPAL BONDS (continued)	Amount (000's)	Value (000's)	Sector	Percent
Texas (continued)			Revenue Bonds	78.78%
University of Texas System/The			Insured	6.45%
3.00%, 08/15/2035(e)	$1,500	$1,462	Prerefunded	6.26%
		$10,626	General Obligation Unlimited	6.18%
Utah - 0.84%			Tax Allocation	3.16%
Utah Charter School Finance Authority (credit			Certificate Participation	1.16%
support from UT CSCE)			General Obligation Limited	0.91%
5.38%, 06/15/2048(a),(c)	1,000	1,000	Special Assessment	0.62%
			Special Tax	0.42%
Virginia - 0.90%			Investment Companies	0.09%
County of Botetourt VA			Liability For Floating Rate Notes Issued	(5.24)%
6.00%, 07/01/2044	1,000	1,073	Other Assets and Liabilities	1.21%
			TOTAL NET ASSETS	100.00%
Washington - 1.45%
Port of Seattle Industrial Development Corp
5.00%, 04/01/2030	500	550
Washington Economic Development Finance
Authority
7.50%, 01/01/2032(a)	1,000	1,187
		$1,737
West Virginia - 0.44%
Monongalia County Commission Special
District
5.75%, 06/01/2043(a)	500	520

Wisconsin - 3.03%
Public Finance Authority
4.00%, 08/01/2035	500	486
5.00%, 12/01/2025(a)	2,200	2,484
5.25%, 04/01/2030	600	647
		$3,617
TOTAL MUNICIPAL BONDS		$124,019
Total Investments		$124,132
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (5.24)%
Notes with interest rates of 0.99% - 1.15% at	$(6,248)	$(6,248)
November 30, 2017 and contractual maturity
of collateral from 2018-2025.(g)
Total Net Investments		$117,884
Other Assets and Liabilities - 1.21%		$1,439
TOTAL NET ASSETS - 100.00%		$119,323

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $18,813 or 15.77% of net assets.
(b)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(c)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Security purchased on a when-issued basis.
(f)	Non-income producing security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at November 30, 2017.

See accompanying notes.

     Schedule of Investments Origin Emerging Markets Fund November 30, 2017 (unaudited)

COMMON STOCKS - 96.38%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.63%			Holding Companies - Diversified (continued)
Smiles Fidelidade SA	204,079	$4,676	Siam Cement PCL/The	496,100	$7,272
					$9,292
Agriculture - 0.85%			Home Furnishings - 0.42%
KT&G Corp	56,106	6,310	Haier Electronics Group Co Ltd (b)	1,155,000	3,116

Automobile Manufacturers - 2.51%			Insurance - 4.58%
Geely Automobile Holdings Ltd	3,553,600	12,473	Ping An Insurance Group Co of China Ltd	2,767,400	27,462
Great Wall Motor Co Ltd	5,178,800	6,093	Powszechny Zaklad Ubezpieczen SA	250,000	3,150
		$18,566	Samsung Life Insurance Co Ltd	28,444	3,358
Automobile Parts & Equipment - 0.52%					$33,970
Minth Group Ltd	693,000	3,881	Internet - 15.24%
			Alibaba Group Holding Ltd ADR(b)	190,200	33,681
Banks - 12.73%			Autohome Inc ADR(b)	77,600	4,297
China Construction Bank Corp	27,705,828	24,305	NCSoft Corp	42,200	17,010
China Merchants Bank Co Ltd	3,754,300	14,833	Tencent Holdings Ltd	715,105	36,614
Industrial & Commercial Bank of China Ltd	25,959,300	20,304	Weibo Corp ADR(b)	95,000	10,313
Kiatnakin Bank PCL (a)	1,388,500	3,206	YY Inc ADR(b)	107,000	11,041
OTP Bank PLC	92,000	3,517			$112,956
Sberbank of Russia PJSC ADR	1,344,600	21,985	Iron & Steel - 1.17%
Thanachart Capital PCL (a)	2,027,300	3,497	Kumba Iron Ore Ltd	258,800	6,138
Turkiye Garanti Bankasi AS	1,100,000	2,695	Severstal PJSC	163,400	2,539
		$94,342			$8,677
Building Materials - 2.62%			Media - 0.82%
Anhui Conch Cement Co Ltd	2,511,700	12,097	CJ E&M Corp	76,900	6,089
China Resources Cement Holdings Ltd	5,263,000	3,489
Xinyi Glass Holdings Ltd	3,118,900	3,811	Metal Fabrication & Hardware - 1.32%
		$19,397	Catcher Technology Co Ltd	898,600	9,745
Chemicals - 4.95%
Kingboard Laminates Holdings Ltd	2,200,000	3,656	Mining - 0.82%
LG Chem Ltd	38,000	14,639	Grupo Mexico SAB de CV	786,600	2,461
Lotte Chemical Corp	30,820	10,182	Korea Zinc Co Ltd	8,000	3,586
PTT Global Chemical PCL (a)	3,376,700	8,222			$6,047
		$36,699	Miscellaneous Manufacturers - 3.35%
Coal - 2.04%			Largan Precision Co Ltd	87,145	15,053
China Shenhua Energy Co Ltd	6,104,800	15,095	Sunny Optical Technology Group Co Ltd	582,925	9,802
					$24,855
Commercial Services - 4.30%			Oil & Gas - 4.26%
Kroton Educacional SA	1,481,700	8,180	Polski Koncern Naftowy ORLEN SA	155,139	4,876
Localiza Rent a Car SA	658,230	4,021	PTT PCL (a)	537,000	6,790
New Oriental Education & Technology Group	164,400	13,951	SK Innovation Co Ltd	34,466	6,576
Inc ADR			Star Petroleum Refining PCL (a)	6,630,000	3,293
Qualicorp SA	330,000	3,089	Thai Oil PCL (a)	1,221,000	3,483
Zhejiang Expressway Co Ltd	2,211,300	2,658	Tupras Turkiye Petrol Rafinerileri AS	212,300	6,569
		$31,899			$31,587
Diversified Financial Services - 2.95%			Pharmaceuticals - 2.30%
Hana Financial Group Inc	85,400	3,727	CSPC Pharmaceutical Group Ltd	1,978,000	3,944
KB Financial Group Inc	161,400	8,912	Richter Gedeon Nyrt	208,032	5,375
Meritz Securities Co Ltd	749,000	3,279	Sino Biopharmaceutical Ltd	3,400,000	4,470
Shinhan Financial Group Co Ltd	65,000	2,900	Sinopharm Group Co Ltd	818,800	3,233
Taishin Financial Holding Co Ltd	6,754,253	3,048			$17,022
		$21,866	Real Estate - 1.01%
Electronics - 5.44%			China Vanke Co Ltd	2,045,400	7,478
AAC Technologies Holdings Inc	920,518	18,497
BYD Electronic International Co Ltd	2,395,500	5,768	Retail - 2.25%
Hon Hai Precision Industry Co Ltd	2,249,300	7,551	ANTA Sports Products Ltd	2,297,300	10,295
Hon Hai Precision Industry Co Ltd	1,266,733	8,480	Man Wah Holdings Ltd	3,250,000	2,837
		$40,296	Zhongsheng Group Holdings Ltd	1,706,000	3,521
Engineering & Construction - 0.61%					$16,653
Grupo Aeroportuario del Centro Norte SAB de	899,200	4,544	Semiconductors - 11.64%
CV			Nanya Technology Corp	1,642,000	4,288
			Phison Electronics Corp	561,100	5,715
Food - 1.48%			Powertech Technology Inc	1,014,500	3,095
BIM Birlesik Magazalar AS	160,000	2,951	Samsung Electronics Co Ltd	28,877	34,018
X5 Retail Group NV (b)	215,900	8,032	Taiwan Semiconductor Manufacturing Co Ltd	838,317	33,197
		$10,983	ADR
Forest Products & Paper - 0.78%			Win Semiconductors Corp	556,104	5,996
Mondi PLC	241,954	5,781			$86,309
			Software - 1.69%
Gas - 0.47%			Chinasoft International Ltd	4,466,400	2,897
ENN Energy Holdings Ltd	478,000	3,510	NetEase Inc ADR	19,335	6,356
			TravelSky Technology Ltd	1,200,300	3,296
Holding Companies - Diversified - 1.25%					$12,549
KOC Holding AS	480,300	2,020

See accompanying notes.

Schedule of Investments
Origin Emerging Markets Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications - 0.83%
China Mobile Ltd	367,043	$3,734
Vodacom Group Ltd	226,097	2,391
		$6,125
Water - 0.55%
Cia de Saneamento Basico do Estado de Sao	407,900	4,072
Paulo

TOTAL COMMON STOCKS		$714,387
INVESTMENT COMPANIES - 3.59%	Shares Held	Value (000's)
Money Market Funds - 3.59%
First American Government Obligations Fund	26,625,025	26,625

TOTAL INVESTMENT COMPANIES		$26,625
Total Investments		$741,012
Other Assets and Liabilities - 0.03%		$229
TOTAL NET ASSETS - 100.00%		$741,241

(a)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of
Directors. Certain inputs used in the valuation may be unobservable;
however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy. At the end of the period, the fair value of these securities totaled $28,491 or 3.84% of net assets.
(b) Non-income producing security

Portfolio Summary (unaudited)
Country		Percent
China		44.21%
Korea, Republic Of		16.28%
Taiwan, Province Of China		12.97%
Thailand		4.81%
Russian Federation		4.39%
United States		3.59%
Hong Kong		3.39%
Brazil		3.24%
South Africa		1.93%
Turkey		1.92%
Hungary		1.21%
Poland		1.09%
Mexico		0.94%
Other Assets and Liabilities		0.03%
TOTAL NET ASSETS		100.00%

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
eMini MSCI Emerging Markets; December 2017	Long	471	$26,376	$238
Total				$238

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 1.68%		Shares Held	Value(000	's)	PREFERRED STOCKS (continued)		Shares Held	Value (000's)
Money Market Funds - 1.68%					Electric (continued)
Goldman Sachs Financial Square Funds -		101,273,067	$101,273		Entergy Louisiana LLC	4.70%, 06/01/2063	165,100	$4,132
Government Fund					Entergy Louisiana LLC	4.88%, 09/01/2066	25,000	623
					Entergy Louisiana LLC	5.25%, 07/01/2052	230,055	5,809
TOTAL INVESTMENT COMPANIES			$101,273		Entergy New Orleans Inc	5.00%, 12/01/2052	3,299	83
CONVERTIBLE PREFERRED STOCKS -					Entergy New Orleans Inc	5.50%, 04/01/2066	20,000	522
1.37%		Shares Held	Value(000	's)	Entergy Texas Inc	5.63%, 06/01/2064	15,618	416
Banks - 1.37%					Georgia Power Co	5.00%, 10/01/2077	275,000	6,957
Wells Fargo & Co 7.50% (a)		61,082	$81,911		Integrys Holding Inc	6.00%, 08/01/2073	87,600	2,477
					3 Month LIBOR + 3.22%
TOTAL CONVERTIBLE PREFERRED STOCKS			$81,911		Interstate Power & Light Co	5.10% (a)	485,100	12,758
PREFERRED STOCKS - 22.31%		Shares Held	Value(000	's)	NextEra Energy Capital Holdings Inc	5.00%,	491,093	12,400
Banks - 6.40%					01/15/2073
AgriBank FCB 6.88% (a)		61,700	6,725		NextEra Energy Capital Holdings Inc	5.13%,	662,215	16,622
3 Month LIBOR + 4.23%					11/15/2072
Bank of America Corp 6.63% (a)		196,631	5,278		SCE Trust VI 5.00% (a)		421,222	10,564
Bank of New York Mellon Corp/The 5.20%		139,534	3,560		Southern Co/The	5.25%, 10/01/2076	111,000	2,821
(a)					Southern Co/The	5.25%, 12/01/2077	555,000	13,886
BB&T Corp 5.63% (a)		144,300	3,885					$159,404
Capital One Financial Corp 6.00% (a)		532,627	13,459		Food - 0.46%
Citigroup Inc 6.88% (a)		9,618	256		Dairy Farmers of America Inc	7.88% (a),(b)	12,000	1,243
Citigroup Inc 6.88% (a)		493,542	14,170		Dairy Farmers of America Inc	7.88% (a),(b)	232,500	26,305
3 Month LIBOR + 4.13%								$27,548
CoBank ACB 6.13% (a)		8,000	822		Hand & Machine Tools - 0.50%
CoBank ACB 6.20% (a)		65,000	6,890		Stanley Black & Decker Inc 5.75%,		1,186,260	30,428
3 Month LIBOR + 3.74%					07/25/2052
CoBank ACB 6.25% (a),(b)		296,500	32,393
3 Month LIBOR + 4.56%					Insurance - 4.49%
Cullen/Frost Bankers Inc 5.38% (a)		241,889	6,122		Aegon NV 4.00% (a)		9,977	244
Goldman Sachs Group Inc/The 5.50% (a)		774,944	21,032		3 Month LIBOR + 0.88%
3 Month LIBOR + 3.64%					Aegon NV 6.38% (a)		739,625	19,023
HSBC Holdings PLC 6.20% (a)		608,523	15,706		Allstate Corp/The	5.10%, 01/15/2053	540,300	14,334
HSBC Holdings PLC 8.00% (a)		120,992	3,239		3 Month LIBOR + 3.17%
Huntington Bancshares Inc/OH 5.88% (a)		326,087	8,658		Allstate Corp/The 6.25% (a)		181,500	4,868
Huntington Bancshares Inc/OH 6.25% (a)		1,050,000	28,885		Allstate Corp/The 6.63% (a)		380,000	10,169
ING Groep NV 6.13% (a)		52,468	1,372		American Financial Group Inc/OH 6.25%,		250,786	6,643
ING Groep NV 6.38% (a)		784,468	20,106		09/30/2054
KeyCorp 6.13% (a)		780,000	22,441		Arch Capital Group Ltd 5.25% (a)		283,500	7,096
3 Month LIBOR + 3.89%					Arch Capital Group Ltd	5.45% (a)	54,104	1,389
M&T Bank Corp	6.38% (a)	17,852	18,423		Arch Capital Group Ltd	6.75% (a)	193,613	4,922
M&T Bank Corp	6.38% (a)	11,380	11,732		Aspen Insurance Holdings Ltd 5.95% (a)		319,392	8,659
Morgan Stanley	5.85% (a)	347,500	9,393		3 Month LIBOR + 4.06%
3 Month LIBOR + 3.49%					Axis Capital Holdings Ltd 5.50% (a)		9,287	237
Morgan Stanley 7.13% (a)		126,282	3,681		Axis Capital Holdings Ltd 5.50% (a)		154,159	3,934
3 Month LIBOR + 4.32%					Hartford Financial Services Group Inc/The		1,044,739	31,384
PNC Financial Services Group Inc/The		1,730,132	49,291		7.88%, 04/15/2042
6.13% (a)					3 Month LIBOR + 5.60%
3 Month LIBOR + 4.07%					Prudential PLC 6.50% (a)		961	26
State Street Corp 5.25% (a)		1,427,775	35,694		Prudential PLC 6.75% (a)		81,991	2,177
State Street Corp	5.90% (a)	241,300	6,720		Reinsurance Group of America Inc 6.20%,		577,300	15,933
3 Month LIBOR + 3.11%					09/15/2042
State Street Corp	6.00% (a)	349,700	9,239		3 Month LIBOR + 4.37%
US Bancorp 6.50% (a)		197,845	5,692		RenaissanceRe Holdings Ltd 5.38% (a)		654,975	16,525
3 Month LIBOR + 4.47%					RenaissanceRe Holdings Ltd	6.08% (a)	172,247	4,397
Valley National Bancorp 6.25% (a)		172,200	4,756		Torchmark Corp	5.88%, 12/15/2052	468,309	11,717
3 Month LIBOR + 3.85%					WR Berkley Corp	5.63%, 04/30/2053	1,262,728	32,048
Wells Fargo & Co 5.63% (a)		195,171	5,055		WR Berkley Corp	5.75%, 06/01/2056	66,429	1,736
Wells Fargo & Co 5.85% (a)		125,027	3,411		XLIT Ltd 4.48% (a)		76,419	72,909
3 Month LIBOR + 3.09%					3 Month LIBOR + 3.12%
Wells Fargo & Co 6.63% (a)		236,676	6,757					$270,370
3 Month LIBOR + 3.69%					Media - 0.20%
			$384,843		Comcast Corp 5.00%, 12/15/2061		474,056	11,832
Diversified Financial Services - 0.07%
Charles Schwab Corp/The 6.00% (a)		12,535	313		Miscellaneous Manufacturers - 0.16%
Charles Schwab Corp/The 6.00% (a)		143,663	3,882		General Electric Co	4.88%, 01/29/2053	299,666	7,567
			$4,195		General Electric Co	4.88%, 10/15/2052	80,187	2,010
Electric - 2.65%								$9,577
Alabama Power Co 5.00% (a)		572,000	15,244		REITs - 2.73%
Dominion Energy Inc	5.25%, 07/30/2076	897,421	22,660		Boston Properties Inc 5.25% (a)		7,284	187
DTE Energy Co	5.25%, 12/01/2077	320,000	8,083		DDR Corp 6.25% (a)		12,487	316
DTE Energy Co	5.25%, 12/01/2062	313,300	7,867		DDR Corp 6.38% (a)		460,752	12,026
Duke Energy Corp 5.13%, 01/15/2073		362,408	9,202		Digital Realty Trust Inc	5.88% (a)	97,818	2,474
Entergy Arkansas Inc	4.88%, 09/01/2066	10,000	248		Digital Realty Trust Inc	6.35% (a)	205,498	5,592
Entergy Arkansas Inc	4.90%, 12/01/2052	241,096	6,030		Digital Realty Trust Inc	7.38% (a)	239,911	6,420

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2017 (unaudited)

PREFERRED STOCKS (continued)		Shares Held	Value (000's)		Principal
REITs (continued)				BONDS (continued)	Amount (000's)	Value (000's)
Federal Realty Investment Trust	5.00% (a)	49,250	$1,227	Banks (continued)
Kimco Realty Corp 5.50% (a)		590,922	14,856	Banco Bilbao Vizcaya Argentaria SA
Kimco Realty Corp 5.63% (a)		6,000	152	9.00%, 12/31/2049(a)	$28,000	$28,727
Kimco Realty Corp 6.00% (a)		297,242	7,517	USSW5 Index Spread + 8.26%
National Retail Properties Inc	5.20% (a)	121,500	3,038	Bank of America Corp
National Retail Properties Inc	5.70% (a)	2,000	51	6.30%, 12/31/2049(a)	40,055	45,679
Prologis Inc	8.54% (a)	167,700	12,109	3 Month LIBOR + 4.55%
PS Business Parks Inc	5.25% (a)	57,755	1,455	6.50%, 12/31/2049(a)	71,285	81,094
PS Business Parks Inc	5.70% (a)	377,419	9,741	3 Month LIBOR + 4.17%
PS Business Parks Inc	5.75% (a)	534,494	13,544	Bank of New York Mellon Corp/The
PS Business Parks Inc	6.00% (a)	69,876	1,775	4.62%, 12/31/2049(a)	36,577	37,491
Public Storage	4.90% (a)	16,000	400	3 Month LIBOR + 3.13%
Public Storage 4.95% (a)		4,000	100	4.95%, 12/31/2049(a)	75,100	77,822
Public Storage	5.05% (a)	180,905	4,533	3 Month LIBOR + 3.42%
Public Storage	5.15% (a)	2,000	50	Bank of Nova Scotia/The
Public Storage 5.20% (a)		70,407	1,778	4.65%, 12/31/2049(a)	17,000	16,957
Public Storage	5.88% (a)	237,401	6,386	3 Month LIBOR + 2.65%
Public Storage	6.00% (a)	580,214	15,602	Barclays Bank PLC
Public Storage 6.38% (a)		131,181	3,499	7.63%, 11/21/2022	8,000	9,110
Senior Housing Properties Trust	5.63%,	113,931	2,860	7.75%, 04/10/2023	24,200	24,660
08/01/2042				USSW5 Index Spread + 6.83%
Senior Housing Properties Trust	6.25%,	150,000	3,993	10.18%, 06/12/2021	3,000	3,670
02/01/2046				10.18%, 06/12/2021(b)	3,460	4,232
Ventas Realty LP / Ventas Capital Corp		198,708	4,954	Barclays PLC
5.45%, 03/15/2043				6.63%, 12/31/2049(a)	14,178	14,586
Vornado Realty Trust	5.40% (a)	190,622	4,827	USSW5 Index Spread + 5.02%
Vornado Realty Trust 5.70% (a)		830,577	21,196	8.25%, 12/31/2049(a)	68,658	72,370
Vornado Realty Trust	6.63% (a)	67,610	1,740	USSW5 Index Spread + 6.71%
			$164,398	BNP Paribas SA
Savings & Loans - 0.05%				7.20%, 06/29/2049(a),(b)	13,800	15,991
People's United Financial Inc	5.63% (a)	46,852	1,255	3 Month LIBOR + 1.29%
3 Month LIBOR + 4.02%				7.37%, 12/31/2049(a),(b)	100	116
Sterling Bancorp/DE	6.50% (a)	59,241	1,553	USSW5 Index Spread + 5.15%
			$2,808	7.63%, 12/31/2049(a),(b)	26,600	29,393
Sovereign - 0.47%				USSW5 Index Spread + 6.31%
Farm Credit Bank of Texas 6.75% (a),(b)		258,000	28,268	7.63%, 12/31/2049(a)	20,000	22,100
3 Month LIBOR + 4.01%				USSW5 Index Spread + 6.31%
				BPCE SA
Telecommunications - 4.13%				5.70%, 10/22/2023(b)	6,000	6,655
Centaur Funding Corp	0.00%, 04/21/2020	26,500	23,577	Capital One Financial Corp
(b),(d)				5.55%, 12/31/2049(a)	19,625	20,459
Centaur Funding Corp	9.08%, 04/21/2020	100,666	113,399	3 Month LIBOR + 3.80%
(b),(c)				Citigroup Capital III
Qwest Corp	6.13%, 06/01/2053	885,400	20,302	7.63%, 12/01/2036	2,700	3,517
Qwest Corp	6.88%, 10/01/2054	258,100	6,326	Citigroup Inc
Qwest Corp	7.00%, 04/01/2052	253,178	6,091	5.90%, 12/29/2049(a)	200	215
Qwest Corp	7.00%, 07/01/2052	515,955	12,383	3 Month LIBOR + 4.23%
Qwest Corp	7.50%, 09/15/2051	175,426	4,447	5.95%, 12/29/2049(a)	24,100	25,895
Telephone & Data Systems Inc	6.63%,	209,690	5,429	3 Month LIBOR + 4.07%
03/31/2045				5.95%, 12/31/2049(a)	9,000	9,440
Telephone & Data Systems Inc	7.00%,	1,185,871	30,228	3 Month LIBOR + 4.10%
03/15/2060				5.95%, 12/31/2049(a)	12,457	13,422
United States Cellular Corp 6.95%,		75,623	1,927	3 Month LIBOR + 3.91%
05/15/2060				6.13%, 12/31/2049(a)	47,300	50,434
Verizon Communications Inc	5.90%,	940,517	24,641	3 Month LIBOR + 4.48%
02/15/2054				6.25%, 12/31/2049(a)	86,582	96,864
			$248,750	3 Month LIBOR + 4.52%
TOTAL PREFERRED STOCKS			$1,342,421	Citizens Financial Group Inc
				5.50%, 12/31/2049(a)	7,500	7,800
		Principal
BONDS - 73.55%		Amount (000's)	Value (000's)	3 Month LIBOR + 3.96%
Automobile Manufacturers - 0.22%				CoBank ACB
				6.25%, 12/31/2049(a)	16,400	18,026
General Motors Financial Co Inc
5.75%, 12/31/2049(a)		$12,700	$13,047	3 Month LIBOR + 4.66%
3 Month LIBOR + 3.60%				Cooperatieve Rabobank UA
				11.00%, 12/29/2049(a)	7,750	8,719
Banks - 43.35%				3 Month LIBOR + 10.87%
				11.00%, 12/29/2049(a),(b)	101,447	114,128
Australia & New Zealand Banking Group
Ltd/United Kingdom				3 Month LIBOR + 10.87%
6.75%, 12/31/2049(a),(b)		4,000	4,555	Corestates Capital III
				1.99%, 02/15/2027(b)	9,721	9,138
USD ICE SWAP Rate NY 5 + 5.17%				3 Month LIBOR + 0.57%
				Countrywide Capital III
				8.05%, 06/15/2027	6,312	7,945

See accompanying notes.

Schedule of Investments
Preferred Securities Fund
November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's)	Value (000's)	BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Banks (continued)
Credit Agricole SA			NB Capital Trust III
7.88%, 12/31/2049(a),(b)	$8,000	$ 9,072	1.91%, 01/15/2027	$3,000	$2,812
USSW5 Index Spread + 4.90%			3 Month LIBOR + 0.55%
8.13%, 12/31/2049(a)	5,000	6,004	Nordea Bank AB
USSW5 Index Spread + 6.19%			5.50%, 12/31/2049(a),(b)	6,000	6,150
8.13%, 12/31/2049(a),(b)	11,050	13,268	USD ICE SWAP Rate NY 5 + 3.56%
USSW5 Index Spread + 6.19%			5.50%, 12/31/2049(a)	1,200	1,230
8.38%, 12/31/2049(a),(b)	42,909	47,200	USD ICE SWAP Rate NY 5 + 3.56%
3 Month LIBOR + 6.98%			6.13%, 12/31/2049(a)	1,800	1,939
Credit Suisse AG			USSW5 Index Spread + 3.39%
6.50%, 08/08/2023(b)	29,754	33,436	6.13%, 12/31/2049(a),(b)	42,131	45,396
6.50%, 08/08/2023	6,000	6,743	USSW5 Index Spread + 3.39%
Credit Suisse Group AG			Northern Trust Corp
6.25%, 12/31/2049(a),(b)	9,100	9,879	4.60%, 12/31/2049(a)	4,400	4,532
USSW5 Index Spread + 3.46%			3 Month LIBOR + 3.20%
6.25%, 12/31/2049(a)	1,475	1,601	NTC Capital I
USSW5 Index Spread + 3.46%			1.88%, 01/15/2027	3,000	2,790
7.50%, 12/31/2049(a)	3,000	3,439	3 Month LIBOR + 0.52%
USSW5 Index Spread + 4.60%			PNC Financial Services Group Inc/The
7.50%, 12/31/2049(a),(b)	69,040	79,132	6.75%, 07/29/2049(a)	44,035	49,077
USSW5 Index Spread + 4.60%			3 Month LIBOR + 3.68%
First Union Capital II			Royal Bank of Scotland Group PLC
7.95%, 11/15/2029	3,700	4,877	3.66%, 03/29/2049(a)	1,900	1,876
Goldman Sachs Group Inc/The			3 Month LIBOR + 2.32%
5.70%, 12/31/2049(a)	39,795	40,929	4.80%, 04/05/2026	7,500	8,011
3 Month LIBOR + 3.88%			7.50%, 12/31/2049(a)	45,281	47,987
HBOS Capital Funding LP			USSW5 Index Spread + 5.80%
6.85%, 03/29/2049(a)	7,000	7,150	7.65%, 08/29/2049(a)	27,915	36,010
HSBC Capital Funding Dollar 1 LP			3 Month LIBOR + 2.50%
10.18%, 12/29/2049(a),(b)	32,900	53,010	8.00%, 12/31/2049(a)	9,825	11,177
3 Month LIBOR + 4.98%			USSW5 Index Spread + 5.72%
HSBC Holdings PLC			8.62%, 12/29/2049(a)	3,000	3,382
6.00%, 12/31/2049(a)	20,100	21,115	USSW5 Index Spread + 7.60%
USD ICE SWAP Rate NY 5 + 3.75%			Skandinaviska Enskilda Banken AB
6.87%, 12/31/2049(a)	39,600	42,867	5.75%, 12/31/2049(a)	18,100	18,688
USD ICE SWAP Rate NY 5 + 5.51%			USSW5 Index Spread + 3.85%
ING Groep NV			Societe Generale SA
6.50%, 12/31/2049(a)	26,000	28,301	7.38%, 12/31/2049(a),(b)	14,000	15,173
USSW5 Index Spread + 4.45%			USSW5 Index Spread + 6.24%
JPMorgan Chase & Co			7.88%, 12/31/2049(a)	14,000	15,820
5.30%, 12/31/2049(a)	14,800	15,336	USSW5 Index Spread + 4.98%
3 Month LIBOR + 3.80%			8.00%, 12/31/2049(a),(b)	16,800	19,593
6.13%, 12/31/2049(a)	22,000	24,371	USD ICE SWAP Rate NY 5 + 5.87%
3 Month LIBOR + 3.33%			8.25%, 12/31/2049(a)	64,750	68,028
6.75%, 12/31/2049(a)	137,707	157,476	USSW5 Index Spread + 6.39%
3 Month LIBOR + 3.78%			Standard Chartered PLC
7.90%, 04/29/2049(a)	65,637	66,452	7.01%, 07/29/2049(a),(b)	36,300	42,562
3 Month LIBOR + 3.47%			3 Month LIBOR + 1.46%
KeyCorp			7.50%, 12/31/2049(a),(b)	17,700	19,138
5.00%, 12/31/2049(a)	20,101	20,805	USSW5 Index Spread + 6.30%
3 Month LIBOR + 3.61%			7.75%, 12/31/2049(a),(b)	11,000	12,045
KeyCorp Capital III			USSW5 Index Spread + 5.72%
7.75%, 07/15/2029	3,500	4,427	SunTrust Banks Inc
Lloyds Bank PLC			5.63%, 12/31/2049(a)	4,400	4,587
12.00%, 12/29/2049(a)	51,489	69,380	3 Month LIBOR + 3.86%
3 Month LIBOR + 11.76%			SunTrust Capital I
12.00%, 12/29/2049(a),(b)	24,750	33,350	2.09%, 05/15/2027	10,900	10,032
3 Month LIBOR + 11.76%			3 Month LIBOR + 0.67%
Lloyds Banking Group PLC			Svenska Handelsbanken AB
6.41%, 01/29/2049(a),(b)	32,174	36,920	5.25%, 12/31/2049(a)	42,000	42,845
3 Month LIBOR + 1.50%			USSW5 Index Spread + 3.34%
6.66%, 01/29/2049(a),(b)	60,185	70,116	Swedbank AB
3 Month LIBOR + 1.27%			6.00%, 12/31/2049(a)	5,200	5,506
7.50%, 12/31/2049(a)	47,888	54,233	USSW5 Index Spread + 4.11%
USSW5 Index Spread + 4.76%			UBS AG/Stamford CT
M&T Bank Corp			7.63%, 08/17/2022	10,000	11,739
5.12%, 12/31/2049(a)	15,500	16,469	UBS Group AG
3 Month LIBOR + 3.52%			6.87%, 12/31/2049(a)	18,078	19,411
6.45%, 12/31/2049(a)	6,615	7,475	USD ICE SWAP Rate NY 5 + 5.50%
3 Month LIBOR + 3.61%
Morgan Stanley
5.55%, 12/31/2049(a)	10,000	10,387
3 Month LIBOR + 3.81%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Banks (continued)			Insurance (continued)
UBS Group AG (continued)			Allstate Corp/The
6.88%, 12/31/2049(a)	$15,233	$16,864	5.75%, 08/15/2053	$8,254	$8,997
USSW5 Index Spread + 4.59%			3 Month LIBOR + 2.94%
7.00%, 12/31/2049(a)	12,000	13,627	6.50%, 05/15/2067	12,505	15,068
USSW5 Index Spread + 4.87%			3 Month LIBOR + 2.12%
7.13%, 12/31/2049(a)	1,757	1,870	American International Group Inc
USSW5 Index Spread + 5.46%			8.18%, 05/15/2068	7,500	10,275
US Bancorp			3 Month LIBOR + 4.20%
5.12%, 12/31/2049(a)	21,400	22,438	Aon Corp
3 Month LIBOR + 3.49%			8.21%, 01/01/2027	4,500	5,895
USB Realty Corp			Aquarius & Investments Plc for Swiss
2.51%, 12/29/2049(a),(b)	1,500	1,348	Reinsurance Co Ltd
3 Month LIBOR + 1.15%			6.37%, 09/01/2024	14,600	15,391
Wells Fargo & Co			USSW5 Index Spread + 5.21%
5.87%, 12/31/2049(a)	47,800	53,058	AXA SA
3 Month LIBOR + 3.99%			6.38%, 12/29/2049(a),(b)	27,793	32,240
7.98%, 12/31/2049(a)	86,100	87,443	3 Month LIBOR + 2.26%
3 Month LIBOR + 3.77%			8.60%, 12/15/2030	13,565	19,534
Westpac Banking Corp/New Zealand			Catlin Insurance Co Ltd
5.00%, 12/31/2049(a)	7,800	7,798	4.33%, 07/29/2049(a),(b)	47,586	45,448
USD ICE SWAP Rate NY 5 + 2.89%			3 Month LIBOR + 2.98%
		$2,608,412	Chubb Corp/The
Diversified Financial Services - 0.95%			3.61%, 04/15/2037	565	560
Charles Schwab Corp/The			3 Month LIBOR + 2.25%
7.00%, 02/28/2049(a)	28,358	32,268	Dai-ichi Life Insurance Co Ltd/The
3 Month LIBOR + 4.82%			7.25%, 12/29/2049(a),(b)	13,250	14,994
Depository Trust & Clearing Corp/The			3 Month LIBOR + 4.56%
4.88%, 12/31/2049(a),(b)	1,850	1,937	Demeter Investments BV for Swiss Re Ltd
3 Month LIBOR + 3.17%			5.63%, 08/15/2052	16,800	18,355
National Rural Utilities Cooperative Finance			3 Month LIBOR + 3.78%
Corp			5.75%, 08/15/2050	10,000	10,988
5.25%, 04/20/2046	21,300	22,678	3 Month LIBOR + 3.59%
3 Month LIBOR + 3.63%			Everest Reinsurance Holdings Inc
		$56,883	3.80%, 05/01/2067	32,820	31,179
Electric - 2.02%			3 Month LIBOR + 2.39%
Emera Inc			Great-West Life & Annuity Insurance Capital
6.75%, 06/15/2076	56,495	63,557	LP
			6.63%, 11/15/2034(b)	7,000	8,355
3 Month LIBOR + 5.44%
Enel SpA			Great-West Life & Annuity Insurance Capital
8.75%, 09/24/2073(b)	4,000	4,945	LP II
			3.96%, 05/16/2046(b)	1,750	1,737
USSW5 Index Spread + 5.88%
NextEra Energy Capital Holdings Inc			3 Month LIBOR + 2.54%
3.40%, 10/01/2066	23,474	22,300	Hartford Financial Services Group Inc/The
			3.54%, 02/12/2067(b)	10,885	10,341
3 Month LIBOR + 2.07%
3.44%, 06/15/2067	8,920	8,407	3 Month LIBOR + 2.13%
3 Month LIBOR + 2.13%			8.13%, 06/15/2068	5,772	5,931
4.66%, 09/01/2067	4,350	4,350	3 Month LIBOR + 4.60%
3 Month LIBOR + 3.35%			Legal & General Group PLC
4.80%, 12/01/2077	3,100	3,120	5.25%, 03/21/2047	34,148	36,197
3 Month LIBOR + 2.41%			USSW5 Index Spread + 3.69%
			Liberty Mutual Group Inc
PPL Capital Funding Inc			4.22%, 03/07/2067(b)	12,738	12,483
4.00%, 03/30/2067	15,375	15,048
3 Month LIBOR + 2.67%			3 Month LIBOR + 2.91%
			7.80%, 03/07/2087(b)	61,373	77,944
		$121,727
			Liberty Mutual Insurance Co
Food - 0.16%			7.70%, 10/15/2097(b)	20,025	28,947
Dairy Farmers of America Inc
7.13%, 12/31/2049(a),(b)	8,700	9,624	Lincoln National Corp
			3.40%, 04/20/2067	54,947	49,727
Hand & Machine Tools - 0.21%			3 Month LIBOR + 2.04%
Stanley Black & Decker Inc			3.78%, 05/17/2066	13,109	12,257
5.75%, 12/15/2053	12,250	12,618	3 Month LIBOR + 2.36%
3 Month LIBOR + 4.30%			Meiji Yasuda Life Insurance Co
			5.20%, 10/20/2045(b)	10,000	10,725
Insurance - 20.30%			USSW5 Index Spread + 4.23%
ACE Capital Trust II			MetLife Capital Trust IV
			7.88%, 12/15/2067(b)	19,020	25,392
9.70%, 04/01/2030	14,970	22,680
AG Insurance SA			MetLife Inc
6.75%, 03/29/2049(a)	28,200	29,615	6.40%, 12/15/2066	10,770	12,330
			9.25%, 04/08/2068(b)	41,075	60,791
USSW6 Index Spread + 5.43%
AIG Life Holdings Inc			10.75%, 08/01/2069	50,223	84,123
8.50%, 07/01/2030	30,200	40,166	Mitsui Sumitomo Insurance Co Ltd
			7.00%, 03/15/2072(b)	10,700	12,198
			3 Month LIBOR + 5.90%

See accompanying notes.

     Schedule of Investments Preferred Securities Fund November 30, 2017 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Insurance (continued)			Transportation - 0.73%
MMI Capital Trust I			BNSF Funding Trust I
7.63%, 12/15/2027	$1,073	$1,310	6.61%, 12/15/2055	$38,509	$44,093
Nationwide Financial Services Inc			3 Month LIBOR + 2.35%
6.75%, 05/15/2087	79,015	88,497
Nippon Life Insurance Co			TOTAL BONDS		$4,425,327
4.70%, 01/20/2046(b)	5,000	5,175	TOTAL PURCHASED OPTIONS - 0.07%		$4,287
USD ICE SWAP Rate NY 5 + 3.75%			Total Investments		$5,955,219
5.10%, 10/16/2044(b)	27,300	28,998	Other Assets and Liabilities - 1.02%		$61,536
USD ICE SWAP Rate NY 5 + 3.65%			TOTAL NET ASSETS - 100.00%		$6,016,755
Provident Financing Trust I
7.41%, 03/15/2038	37,750	42,846
Prudential Financial Inc			(a)	Perpetual security. Perpetual securities pay an indefinite stream of
5.63%, 06/15/2043	66,965	72,573	interest, but they may be called by the issuer at an earlier date.
3 Month LIBOR + 3.92%			(b)	Security exempt from registration under Rule 144A of the Securities Act of
5.88%, 09/15/2042	20,401	22,365	1933. These securities may be resold in transactions exempt from
3 Month LIBOR + 4.18%			registration, normally to qualified institutional buyers. At the end of the
8.88%, 06/15/2068	800	828	period, the value of these securities totaled $1,474,679 or 24.51% of net
3 Month LIBOR + 5.00%			assets.
Reinsurance Group of America Inc			(c)	Affiliated Security as defined by the Investment Company Act of 1940 (the
3.98%, 12/15/2065	26,423	25,234	Fund controls 5.0% or more of the outstanding voting shares of the
3 Month LIBOR + 2.67%			security). Please see affiliated sub-schedule for transactional information.
Sompo Japan Nipponkoa Insurance Inc			(d) Non-income producing security
5.33%, 03/28/2073(b)	60,300	64,672
3 Month LIBOR + 4.27%
Sumitomo Life Insurance Co
6.50%, 09/20/2073(b)	15,500	17,573	Portfolio Summary (unaudited)
3 Month LIBOR + 4.44%			Sector		Percent
Voya Financial Inc			Financial		79.71%
5.65%, 05/15/2053	64,126	67,717	Communications		4.87%
3 Month LIBOR + 3.58%			Utilities		4.67%
XLIT Ltd			Industrial		3.77%
3.82%, 12/31/2049(a)	14,350	12,807	Energy		2.41%
3 Month LIBOR + 2.46%			Investment Companies		1.68%
		$1,221,458	Consumer, Non-cyclical		0.62%
Mining - 0.49%			Basic Materials		0.49%
BHP Billiton Finance USA Ltd			Government		0.47%
6.75%, 10/19/2075(b)	25,042	29,265	Consumer, Cyclical		0.22%
USSW5 Index Spread + 5.09%			Purchased Options		0.07%
			Other Assets and Liabilities		1.02%
Miscellaneous Manufacturers - 2.17%			TOTAL NET ASSETS		100.00%
General Electric Co
5.00%, 12/31/2049(a)	125,868	130,588
3 Month LIBOR + 3.33%

Pipelines - 2.41%
Enterprise Products Operating LLC
5.25%, 08/16/2077	40,800	40,822
3 Month LIBOR + 3.03%
7.03%, 01/15/2068	62,775	63,089
3 Month LIBOR + 2.68%
TransCanada PipeLines Ltd
3.63%, 05/15/2067	8,461	7,847
3 Month LIBOR + 2.21%
Transcanada Trust
5.63%, 05/20/2075	3,800	4,020
3 Month LIBOR + 3.53%
5.87%, 08/15/2076	26,800	29,184
3 Month LIBOR + 4.64%
		$144,962
Telecommunications - 0.54%
Koninklijke KPN NV
7.00%, 03/28/2073(b)	13,126	14,714
USSW10 Index Spread + 5.33%
7.00%, 03/28/2073	16,000	17,936
USSW10 Index Spread + 5.33%
		$32,650

See accompanying notes.

			Schedule of Investments
Preferred Securities Fund
November 30, 2017 (unaudited)

Affiliated Securities		August 31, 2017		Purchases		Sales		November 30, 2017
			Value		Cost	Proceeds				Value
Centaur Funding Corp 9.08%			$116,300		$—	$—				$113,399

			Realized Gain/Loss			Realized Gain from				Change in Unrealized
			Income	on Investments		Capital Gain Distributions				Gain/Loss
Centaur Funding Corp 9.08%			$2,285	$—	$			—		$(2,901)

Amounts in thousands.

Options

Purchased Options		Contracts/	Notional			Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - US Long Bond	N/A	1,960	$1,960	$156.00	12/26/2017	$510		$214		$(296)
Future; March 2018
Call - US Long Bond	N/A	1,960	$1,960	$154.00	12/26/2017	1,708		674		(1,034)
Future; March 2018
Put - US Long Bond	N/A	1,960	$1,960	$152.00	12/26/2017	1,199		2,480		1,281
Future; March 2018
Put - US Long Bond	N/A	1,960	$1,960	$150.00	12/26/2017	403		919		516
Future; March 2018
Total						$3,820		$4,287		$467

Written Options		Contracts/	Notional			Upfront				Unrealized
Outstanding	Counterparty	Shares	Amount	Exercise Price	Expiration Date	Payments/(Receipts)		Fair Value		Appreciation/(Depreciation)
Call - US Long Bond	N/A	3,920	$3,920	$155.00	12/26/2017	$(1,907	) $	(735	) $	1,172
Future; March 2018
Put - US Long Bond	N/A	3,920	$3,920	$151.00	12/26/2017	(1,368)		(3,124)		(1,756)
Future; March 2018
Total						$(3,275	) $	(3,859	) $	(584)

Amounts in thousands except contracts/shares.

See accompanying notes.

		Schedule of Investments
Real Estate Allocation Fund
November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 99.70%	Shares Held	Value
Principal Funds, Inc. Class R-6 - 99.70%
Global Real Estate Securities Fund (a)	81,263	$792,315
Real Estate Debt Income Fund (a)	78,942	754,688
		$1,547,003
TOTAL INVESTMENT COMPANIES		$1,547,003
Total Investments		$1,547,003
Other Assets and Liabilities - 0.30%		$4,629
TOTAL NET ASSETS - 100.00%		$1,551,632

(a) Affiliated Security. Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)
Fund Type		Percent
International Equity Funds		51.06%
Fixed Income Funds		48.64%
Other Assets and Liabilities		0.30%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		November 30, 2017
		Value		Cost	Proceeds		Value
Global Real Estate Securities Fund		$702,708		$112,150	$42,973		$792,315
Real Estate Debt Income Fund		838,354		45,720	115,239		754,688
		$1,541,062		$157,870	$158,212		$1,547,003

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Global Real Estate Securities Fund	$1,677		$29			$—	$20,401
Real Estate Debt Income Fund	6,508		(576)			—	(13,571)
	$8,185		$(547)			$—	$6,830

Amounts shown are in dollars and not rounded to the thousands.

See accompanying notes.

Schedule of Investments
Real Estate Debt Income Fund
November 30, 2017 (unaudited)

INVESTMENT COMPANIES - 2.40%		Shares Held	Value (000's)		Principal
Money Market Funds - 2.40%				BONDS (continued)	Amount (000's) Value (000's)
First American Government Obligations Fund		4,440,419	$4,440	Commercial Mortgage Backed Securities (continued)
				Freddie Mac Multifamily Structured Pass
TOTAL INVESTMENT COMPANIES			$4,440	Through Certificates
		Principal		1.27%, 01/25/2021(a),(c)	$19,735	$576
BONDS - 97.10%		Amount (000's)	Value (000's)	3.01%, 07/25/2025	5,000	5,091
Commercial Mortgage Backed Securities - 89.86%				3.28%, 06/25/2025(a)	5,000	5,186
Banc of America Commercial Mortgage Trust				GS Mortgage Securities Trust 2010-C1
2008-1				1.52%, 08/10/2043(a),(b),(c)	24,564	724
6.47%, 02/10/2051(a)		$1,800	$1,804	GS Mortgage Securities Trust 2011-GC3
6.47%, 02/10/2051(a),(b)		821	62	0.84%, 03/10/2044(a),(b),(c)	23,001	409
Banc of America Commercial Mortgage Trust				GS Mortgage Securities Trust 2013-GCJ14
2015-UB	S7			4.94%, 08/10/2046(a),(b)	4,750	4,474
4.51%, 09/15/2048(a)		1,080	1,132	GS Mortgage Securities Trust 2014-GC22
Banc of America Commercial Mortgage Trust				1.18%, 06/12/2047(a),(c)	20,081	954
2016-UBS10				4.80%, 06/10/2047(a)	3,225	3,315
2.16%, 07/15/2049(a),(c)		8,997	983	GS Mortgage Securities Trust 2015-GC28
5.08%, 07/15/2049(a)		3,500	3,699	3.14%, 02/10/2048	5,000	5,044
Banc of America Commercial Mortgage Trust				GS Mortgage Securities Trust 2015-GC34
2017-BN	K3			3.51%, 10/10/2048	5,000	5,140
1.30%, 02/15/2050(a),(c)		24,391	1,893	4.47%, 10/10/2048(a)	2,000	2,083
3.25%, 02/15/2050(b)		2,375	1,928	GS Mortgage Securities Trust 2016-GS2
BANK 2017-BNK4				3.76%, 05/10/2049(a)	2,500	2,544
3.36%, 05/15/2050(b)		2,500	2,064	JP Morgan Chase Commercial Mortgage
CD 2017-CD3 Mortgage Trust				Securities Trust 2010-C1
1.20%, 02/10/2050(a),(c)		28,899	2,148	5.95%, 06/15/2043(b)	1,500	1,495
4.71%, 02/10/2050(a)		3,000	3,124	JP Morgan Chase Commercial Mortgage
CFCRE Commercial Mortgage Trust 2011-				Securities Trust 2011-C5
C2				5.59%, 08/15/2046(a),(b)	1,200	1,280
1.40%, 12/15/2047(a),(b),(c)		7,980	276	JP Morgan Chase Commercial Mortgage
Citigroup Commercial Mortgage Trust 2013-				Securities Trust 2016-JP2
GC15				3.46%, 08/15/2049	1,000	987
5.27%, 09/10/2046(a),(b)		2,010	1,929	JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2015-				Trust 2013-C12
GC27				4.23%, 07/15/2045(a)	460	419
3.14%, 02/10/2048		2,000	2,016	JPMBB Commercial Mortgage Securities
Citigroup Commercial Mortgage Trust 2016-				Trust 2013-C15
C1				5.25%, 11/15/2045(a),(b)	2,500	2,447
2.10%, 05/10/2049(a),(c)		28,575	3,501	JPMBB Commercial Mortgage Securities
3.51%, 05/10/2049		2,500	2,530	Trust 2014-C21
4.12%, 05/10/2049		2,500	2,561	1.23%, 08/15/2047(a),(c)	25,247	1,348
Citigroup Commercial Mortgage Trust 2016-				JPMBB Commercial Mortgage Securities
GC36				Trust 2014-C24
3.62%, 02/10/2049		5,000	5,176	4.07%, 11/15/2047(a),(b)	1,000	842
Citigroup Commercial Mortgage Trust 2017-				4.12%, 11/15/2047(a)	2,500	2,565
C4				JPMCC Commercial Mortgage Securities
4.10%, 10/12/2050(a)		3,000	3,074	Trust 2017-JP6
COMM 2006-C8 Mortgage Trust				4.76%, 07/15/2050(a),(b)	4,000	3,911
5.38%, 12/10/2046		848	854	JPMDB Commercial Mortgage Securities
COMM 2013-CCRE11 Mortgage Trust				Trust 2016-C4
1.30%, 08/10/2050(a),(c)		25,742	1,171	3.22%, 12/15/2049(a)	4,250	3,993
COMM 2013-CCRE6 Mortgage Trust				JPMDB Commercial Mortgage Securities
1.42%, 03/10/2046(a),(c)		10,599	383	Trust 2017-C5
COMM 2014-CCRE17 Mortgage Trust				1.18%, 03/15/2050(a),(c)	24,922	1,763
4.96%, 05/10/2047(a),(b)		1,600	1,421	4.73%, 03/15/2050(a),(b)	2,000	1,913
Comm 2014-UBS2 Mortgage Trust				LB Commercial Mortgage Trust 2007-C3
4.20%, 03/10/2047		1,000	1,052	6.09%, 07/15/2044(a)	438	439
COMM 2014-UBS3 Mortgage Trust				Morgan Stanley Bank of America Merrill
4.94%, 06/10/2047(a)		1,000	974	Lynch Trust 2013-C13
COMM 2015-LC19 Mortgage Trust				5.05%, 11/15/2046(a)	4,000	4,208
2.87%, 02/10/2048(b)		1,000	811	Morgan Stanley Bank of America Merrill
COMM 2015-LC23 Mortgage Trust				Lynch Trust 2013-C9
3.65%, 10/10/2048(a),(b)		2,000	1,792	3.71%, 05/15/2046(a)	1,670	1,665
4.80%, 10/10/2048(a)		1,000	1,020	4.27%, 05/15/2046(a),(b)	4,000	3,675
COMM 2016-DC2 Mortgage Trust				Morgan Stanley Bank of America Merrill
3.77%, 02/10/2049		6,000	6,266	Lynch Trust 2014-C14
Commercial Mortgage Trust 2007-GG9				1.32%, 02/15/2047(a),(c)	22,623	872
5.51%, 03/10/2039(a)		677	606	Morgan Stanley Bank of America Merrill
Credit Suisse Commercial Mortgage Trust				Lynch Trust 2014-C15
Series 2007-C1				5.05%, 04/15/2047(a)	1,000	1,046
5.42%, 02/15/2040		1,933	1,956	Morgan Stanley Bank of America Merrill
CSAIL 2017-CX10 Commercial Mortgage				Lynch Trust 2015-C20
Trust				4.16%, 02/15/2048	1,000	1,009
0.73%, 11/15/2027(a),(c)		17,700	995

See accompanying notes.

     Schedule of Investments Real Estate Debt Income Fund November 30, 2017 (unaudited)

		Principal			Principal
BONDS (continued)		Amount (000's) Value (000's)		BONDS (continued)	Amount (000's) Value (000's)
Commercial Mortgage Backed Securities (continued)				REITs (continued)
Morgan Stanley Bank of America Merrill				VEREIT Operating Partnership LP
Lynch Trust 2015-C25				4.13%, 06/01/2021	$2,500	$2,599
1.29%, 10/15/2048(a),(c)		$29,633	$1,942			$10,802
Morgan Stanley Bank of America Merrill				TOTAL BONDS		$179,560
Lynch Trust 2015-C26				Total Investments		$184,000
3.53%, 10/15/2048		1,000	1,034	Other Assets and Liabilities - 0.50%		$932
Morgan Stanley Bank of America Merrill				TOTAL NET ASSETS - 100.00%		$184,932
Lynch Trust 2016-C28
3.95%, 01/15/2049		6,000	6,192
Morgan Stanley Capital I Trust 2016-UBS12				(a)	Certain variable rate securities are not based on a published reference
4.29%, 12/15/2049(a)		2,000	1,992	rate and spread but are determined by the issuer or agent and are based
Morgan Stanley Capital I Trust 2016-UBS9				on current market conditions. These securities do not indicate a reference
4.70%, 03/15/2049(a)		500	515	rate and spread in their description.
SG Commercial Mortgage Securities Trust				(b)	Security exempt from registration under Rule 144A of the Securities Act of
2016	-C5			1933. These securities may be resold in transactions exempt from
2.18%, 10/10/2048(a),(c)		13,833	1,647	registration, normally to qualified institutional buyers. At the end of the
UBS-Barclays Commercial Mortgage Trust				period, the value of these securities totaled $40,829 or 22.08% of net
2012	-C3			assets.
5.21%, 08/10/2049(a),(b)		1,000	1,043	(c) Security is an Interest Only Strip.
UBS-Barclays Commercial Mortgage Trust
2012	-C4
1.81%, 12/10/2045(a),(b),(c)		8,681	547
4.63%, 12/10/2045(a),(b)		1,000	857	Portfolio Summary (unaudited)
UBS-Barclays Commercial Mortgage Trust				Sector		Percent
2013	-C5			Mortgage Securities		89.86%
4.08%, 03/10/2046(a),(b)		2,280	2,291	Financial		7.24%
Wachovia Bank Commercial Mortgage Trust				Investment Companies		2.40%
Series 2007-C30				Other Assets and Liabilities		0.50%
5.41%, 12/15/2043(a)		2,405	2,454	TOTAL NET ASSETS		100.00%
Wells Fargo Commercial Mortgage Trust
2015	-C31
3.70%, 11/15/2048		2,000	2,083
Wells Fargo Commercial Mortgage Trust
2015-L	C22
1.05%, 09/15/2058(a),(c)		21,488	1,101
Wells Fargo Commercial Mortgage Trust
2015-NX	S1
4.24%, 05/15/2048(a)		3,180	2,799
Wells Fargo Commercial Mortgage Trust
2016	-C34
2.34%, 06/15/2049(a),(c)		7,900	961
Wells Fargo Commercial Mortgage Trust
2016-NX	S5
5.01%, 01/15/2059(a)		1,750	1,896
WFRBS Commercial Mortgage Trust 2013-
C11
1.37%, 03/15/2045(a),(b),(c)		20,693	1,030
WFRBS Commercial Mortgage Trust 2013-
C12
1.45%, 03/15/2048(a),(b),(c)		33,379	1,699
WFRBS Commercial Mortgage Trust 2013-
C17
1.65%, 12/15/2046(a),(c)		33,959	1,565
WFRBS Commercial Mortgage Trust 2014-
C20
3.99%, 05/15/2047(b)		2,500	1,909
			$166,175
Real Estate - 1.40%
Prologis LP
3.35%, 02/01/2021		2,500	2,583

REITs - 5.84%
American Campus Communities Operating
Partnership LP
4.13%, 07/01/2024		2,500	2,606
HCP Inc
2.63%, 02/01/2020		2,500	2,511
Hospitality Properties Trust
5.00%, 08/15/2022		1,000	1,070
Select Income REIT
3.60%, 02/01/2020		2,000	2,016

See accompanying notes.

     Schedule of Investments Small-MidCap Dividend Income Fund November 30, 2017 (unaudited)

COMMON STOCKS - 96.78%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Airlines - 2.40%			Healthcare - Products (continued)
Alaska Air Group Inc	830,947	$57,477	Teleflex Inc	167,738	$44,538
Hawaiian Holdings Inc	546,262	23,571			$115,944
		$81,048	Housewares - 0.68%
Automobile Manufacturers - 2.28%			Tupperware Brands Corp	365,174	23,050
New Flyer Industries Inc	2,027,394	77,110
			Insurance - 3.73%
Automobile Parts & Equipment - 3.08%			Arthur J Gallagher & Co	485,570	31,965
Adient PLC	807,707	63,211	Beazley PLC	2,248,346	14,834
Autoliv Inc	318,097	40,691	James River Group Holdings Ltd	618,193	25,024
		$103,902	Validus Holdings Ltd	1,099,989	54,098
Banks - 10.99%					$125,921
Bank of the Ozarks	1,915,343	92,358	Investment Companies - 2.61%
BOK Financial Corp	360,702	32,102	Ares Capital Corp	2,873,248	46,604
Cullen/Frost Bankers Inc	634,099	62,402	Oaktree Capital Group LLC	969,033	41,523
East West Bancorp Inc	762,404	46,918			$88,127
Hope Bancorp Inc	1,891,806	35,415	Leisure Products & Services - 1.16%
PacWest Bancorp	1,464,978	69,821	Acushnet Holdings Corp	1,978,933	39,321
Washington Trust Bancorp Inc	562,641	31,986
		$371,002	Machinery - Diversified - 2.38%
Chemicals - 3.26%			Albany International Corp	206,079	13,333
HB Fuller Co	647,047	36,603	Applied Industrial Technologies Inc	187,866	12,014
Huntsman Corp	1,291,946	41,291	IDEX Corp	125,905	17,069
RPM International Inc	608,507	32,233	Nordson Corp	295,925	37,985
		$110,127			$80,401
Coal - 0.81%			Media - 3.32%
Alliance Resource Partners LP	1,503,171	27,433	Entercom Communications Corp	2,407,770	27,930
			Sinclair Broadcast Group Inc	2,472,337	84,183
Commercial Services - 3.13%					$112,113
KAR Auction Services Inc	912,244	45,950	Miscellaneous Manufacturers - 1.47%
Travelport Worldwide Ltd	4,465,510	59,793	Crane Co	456,095	38,937
		$105,743	Donaldson Co Inc	216,770	10,817
Computers - 1.60%					$49,754
Leidos Holdings Inc	847,345	53,866	Oil & Gas - 3.09%
			HollyFrontier Corp	1,045,757	46,515
Consumer Products - 1.15%			Vermilion Energy Inc	1,634,659	57,650
Avery Dennison Corp	340,359	38,842			$104,165
			Packaging & Containers - 1.09%
Diversified Financial Services - 3.13%			Packaging Corp of America	311,015	36,886
BGC Partners Inc	3,206,522	52,362
FNF Group	1,318,009	53,327	Pipelines - 3.00%
		$105,689	EnLink Midstream Partners LP	3,586,493	57,348
Electric - 5.31%			Targa Resources Corp	1,013,013	43,965
ALLETE Inc	490,060	39,450			$101,313
Alliant Energy Corp	1,005,912	45,377	Private Equity - 0.41%
Fortis Inc/Canada	458,678	16,879	Hercules Capital Inc	1,037,980	13,940
Great Plains Energy Inc	1,489,546	51,106
PNM Resources Inc	580,748	26,424	REITs - 13.88%
		$179,236	Agree Realty Corp	281,115	13,898
Electrical Components & Equipment - 1.80%			Colony NorthStar Inc	4,692,446	57,201
Hubbell Inc	187,410	23,574	EastGroup Properties Inc	168,508	15,853
Littelfuse Inc	183,698	37,273	EPR Properties	740,247	50,204
		$60,847	Gramercy Property Trust	1,982,331	56,536
Electronics - 0.81%			LaSalle Hotel Properties	1,101,796	31,335
Garmin Ltd	439,919	27,310	Medical Properties Trust Inc	5,273,029	72,188
			Omega Healthcare Investors Inc	2,740,271	73,576
Environmental Control - 1.00%			Pebblebrook Hotel Trust	1,034,929	39,814
MSA Safety Inc	391,596	33,677	Ramco-Gershenson Properties Trust	1,685,626	24,290
			Tanger Factory Outlet Centers Inc	1,355,993	33,954
Food - 3.88%					$468,849
B&G Foods Inc	2,376,223	91,960	Retail - 1.57%
Ingredion Inc	281,235	38,945	MSC Industrial Direct Co Inc	129,584	11,672
		$130,905	Nordstrom Inc	912,438	41,470
Gas - 0.91%					$53,142
Vectren Corp	440,215	30,595	Semiconductors - 1.06%
			Maxim Integrated Products Inc	471,457	24,671
Hand & Machine Tools - 2.88%			MKS Instruments Inc	117,611	11,091
Lincoln Electric Holdings Inc	238,857	21,770			$35,762
Snap-on Inc	444,846	75,370	Software - 2.60%
		$97,140	Broadridge Financial Solutions Inc	389,665	35,171
Healthcare - Products - 3.43%			j2 Global Inc	697,703	52,649
STERIS PLC	793,752	71,406			$87,820

See accompanying notes.

Schedule of Investments
Small-MidCap Dividend Income Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Supranational Bank - 1.45%
Banco Latinoamericano de Comercio Exterior	1,667,921	$48,970
SA (a)

Telecommunications - 0.39%
Consolidated Communications Holdings Inc	938,695	13,273

Toys, Games & Hobbies - 1.04%
Hasbro Inc	376,457	35,018

TOTAL COMMON STOCKS		$3,268,241
INVESTMENT COMPANIES - 1.94%	Shares Held	Value (000's)
Money Market Funds - 1.94%
Goldman Sachs Financial Square Funds -	65,501,519	65,502
Government Fund

TOTAL INVESTMENT COMPANIES		$65,502
Total Investments		$3,333,743
Other Assets and Liabilities - 1.28%		$43,313
TOTAL NET ASSETS - 100.00%		$3,377,056

(a) Affiliated Security as defined by the Investment Company Act of 1940 (the
Fund controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)
Sector		Percent
Financial		34.75%
Consumer, Cyclical		12.21%
Consumer, Non-cyclical		11.59%
Industrial		11.43%
Energy		6.90%
Utilities		6.22%
Technology		5.26%
Communications		3.71%
Basic Materials		3.26%
Investment Companies		1.94%
Government		1.45%
Other Assets and Liabilities		1.28%
TOTAL NET ASSETS		100.00%

Affiliated Securities	August 31, 2017		Purchases		Sales		November 30, 2017
		Value		Cost	Proceeds		Value
Banco Latinoamericano de Comercio		$47,028		$—	$2,184		$48,970
Exterior SA
		$47,028		$–	$2,184		$48,970

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments			Capital Gain Distributions		Gain/Loss
Banco Latinoamericano de Comercio
Exterior SA	$672		$(226)			$—	$4,352
	$672		$(226)			$—	$4,352
Amounts in thousands

See accompanying notes.

Schedule of Investments
SystematEx International Fund
November 30, 2017 (unaudited)

COMMON STOCKS - 99.50%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Advertising - 0.27%			Banks (continued)
WPP PLC	12,257	$216	National Australia Bank Ltd	7,172	$161
			Nordea Bank AB	10,738	126
Aerospace & Defense - 0.74%			Oversea-Chinese Banking Corp Ltd	26,800	248
Airbus SE	711	74	Resona Holdings Inc	58,000	309
BAE Systems PLC	16,685	124	Royal Bank of Canada	1,300	102
Safran SA	3,589	383	Societe Generale SA	5,458	275
Thales SA	70	7	Sumitomo Mitsui Financial Group Inc	10,800	440
		$588	Svenska Handelsbanken AB	311	4
Agriculture - 1.22%			Swedbank AB	1,595	38
British American Tobacco PLC	10,084	641	Toronto-Dominion Bank/The	2,500	142
Imperial Brands PLC	5,278	219	UBS Group AG (a)	4,009	69
Japan Tobacco Inc	3,600	119	UniCredit SpA (a)	470	9
		$979	Westpac Banking Corp	12,243	294
Airlines - 1.41%			Yamaguchi Financial Group Inc	14,000	168
ANA Holdings Inc	6,600	264			$8,492
Deutsche Lufthansa AG	12,177	419	Beverages - 1.70%
Japan Airlines Co Ltd	5,800	213	Anheuser-Busch InBev SA/NV	1,859	213
Qantas Airways Ltd	53,170	229	Coca-Cola HBC AG (a)	11,419	366
		$1,125	Diageo PLC	9,322	322
Apparel - 1.26%			Kirin Holdings Co Ltd	16,400	384
Adidas AG	3,059	639	Pernod Ricard SA	457	71
Christian Dior SE	28	10			$1,356
LVMH Moet Hennessy Louis Vuitton SE	1,224	357	Biotechnology - 0.19%
		$1,006	CSL Ltd	1,385	151
Automobile Manufacturers - 4.55%
Bayerische Motoren Werke AG	1,594	161	Building Materials - 0.24%
Daimler AG	2,688	223	Boral Ltd	662	4
Ferrari NV	1,699	184	Cie de Saint-Gobain	872	50
Fiat Chrysler Automobiles NV (a)	9,129	157	CRH PLC	219	8
Honda Motor Co Ltd	13,300	444	Daikin Industries Ltd	400	46
Mazda Motor Corp	11,500	155	Geberit AG	16	7
Peugeot SA	14,223	294	LafargeHolcim Ltd (a)	1,286	70
Renault SA	1,185	120	Sika AG	1	8
Subaru Corp	7,700	254			$193
Suzuki Motor Corp	14,800	801	Chemicals - 2.91%
Toyota Motor Corp	11,200	707	Air Liquide SA	533	67
Volkswagen AG	653	136	Akzo Nobel NV	85	8
		$3,636	Arkema SA	1,933	237
Automobile Parts & Equipment - 3.70%			BASF SE	2,439	273
Aisin Seiki Co Ltd	4,600	248	Covestro AG (b)	4,727	492
Bridgestone Corp	9,300	425	Evonik Industries AG	4,092	153
Cie Generale des Etablissements Michelin	3,028	439	Johnson Matthey PLC	148	6
Continental AG	889	237	Linde AG	201	44
Denso Corp	3,900	220	Mitsubishi Chemical Holdings Corp	39,900	434
GKN PLC	63,248	265	Mitsui Chemicals Inc	6,600	214
NHK Spring Co Ltd	23,300	261	Shin-Etsu Chemical Co Ltd	100	11
Sumitomo Electric Industries Ltd	6,500	114	Sumitomo Chemical Co Ltd	28,000	196
Sumitomo Rubber Industries Ltd	10,200	187	Tosoh Corp	8,500	189
Toyoda Gosei Co Ltd	7,000	175			$2,324
Valeo SA	5,272	382	Commercial Services - 0.37%
		$2,953	Adecco Group AG (a)	3,753	284
Banks - 10.63%			Randstad Holding NV	134	8
Australia & New Zealand Banking Group Ltd	9,540	207			$292
Banco Bilbao Vizcaya Argentaria SA	18,208	156	Computers - 1.33%
Banco Santander SA	41,923	282	Atos SE	2,738	404
Bank Hapoalim BM	31,983	218	Capgemini SE	2,718	313
Bank of Nova Scotia/The	1,500	95	Fujitsu Ltd	44,000	330
Barclays PLC	12,949	34	NEC Corp	600	16
BNP Paribas SA	8,701	659			$1,063
BOC Hong Kong Holdings Ltd	735	4	Consumer Products - 0.17%
Commonwealth Bank of Australia	7,377	447	Reckitt Benckiser Group PLC	1,594	140
Danske Bank A/S	7,573	283
DBS Group Holdings Ltd	17,400	317	Cosmetics & Personal Care - 1.89%
Deutsche Bank AG	418	8	Kao Corp	2,700	179
Hang Seng Bank Ltd	94	2	L'Oreal SA	36	8
Hokuhoku Financial Group Inc	3,300	49	Unilever NV	12,727	734
HSBC Holdings PLC	115,294	1,149	Unilever PLC	10,393	586
ING Groep NV	27,143	491			$1,507
Lloyds Banking Group PLC	265,013	237	Distribution & Wholesale - 1.89%
Macquarie Group Ltd	3,789	284	ITOCHU Corp	23,800	414
Mitsubishi UFJ Financial Group Inc	87,500	624	Li & Fung Ltd	16,000	7
Mizrahi Tefahot Bank Ltd	13,531	247	Mitsubishi Corp	18,800	473
Mizuho Financial Group Inc	172,500	314	Mitsui & Co Ltd	28,200	430

See accompanying notes.

Schedule of Investments
SystematEx International Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Distribution & Wholesale (continued)			Gas (continued)
Sumitomo Corp	12,000	$187	National Grid PLC	3,162	$38
		$1,511			$275
Diversified Financial Services - 1.08%			Healthcare - Products - 1.29%
Mitsubishi UFJ Lease & Finance Co Ltd	7,000	40	Cochlear Ltd	800	110
Nomura Holdings Inc	9,200	56	Essilor International Cie Generale d'Optique	507	65
ORIX Corp	21,300	369	SA
Partners Group Holding AG	575	396	Lonza Group AG (a)	2,307	605
		$861	Sonova Holding AG	42	7
Electric - 2.07%			William Demant Holding A/S (a)	9,025	248
EDP - Energias de Portugal SA	45,555	160			$1,035
Enel SpA	96,016	624	Healthcare - Services - 1.57%
Engie SA	20,315	355	Eurofins Scientific SE	129	78
Iberdrola SA	1,022	8	Fresenius Medical Care AG & Co KGaA	2,534	253
Kansai Electric Power Co Inc/The	18,800	249	Fresenius SE & Co KGaA	5,450	394
RWE AG	10,905	250	Ramsay Health Care Ltd	5,506	292
Tohoku Electric Power Co Inc	400	5	Sonic Healthcare Ltd	14,266	241
		$1,651			$1,258
Electrical Components & Equipment - 0.73%			Holding Companies - Diversified - 0.92%
Brother Industries Ltd	10,200	254	CK Hutchison Holdings Ltd	27,000	341
Schneider Electric SE (a)	3,795	326	Jardine Matheson Holdings Ltd	4,000	250
		$580	Swire Pacific Ltd	1,000	10
Electronics - 0.87%			Wharf Holdings Ltd/The	42,412	134
Hitachi High-Technologies Corp	6,000	250			$735
Keyence Corp	100	58	Home Builders - 2.27%
Koninklijke Philips NV	9,707	376	Barratt Developments PLC	25,353	208
Murata Manufacturing Co Ltd	100	14	Berkeley Group Holdings PLC	5,913	305
		$698	Daiwa House Industry Co Ltd	6,100	224
Energy - Alternate Sources - 0.45%			Iida Group Holdings Co Ltd	12,600	233
Vestas Wind Systems A/S	5,631	359	Persimmon PLC	7,551	259
			Sekisui Chemical Co Ltd	6,500	126
Engineering & Construction - 3.74%			Sekisui House Ltd	10,100	189
ACS Actividades de Construccion y Servicios	8,352	323	Taylor Wimpey PLC	102,673	272
SA					$1,816
Aena SME SA (b)	2,479	493	Home Furnishings - 0.62%
Eiffage SA	2,583	283	Electrolux AB	10,092	335
Fraport AG Frankfurt Airport Services	807	80	Sony Corp	3,400	159
Worldwide					$494
HOCHTIEF AG	1,686	297	Insurance - 7.93%
Kajima Corp	36,000	379	AIA Group Ltd	53,345	435
Obayashi Corp	19,900	258	Allianz SE	3,361	794
Taisei Corp	6,000	316	Aviva PLC	12,471	86
Vinci SA	5,438	556	AXA SA	18,336	553
		$2,985	Baloise Holding AG	529	82
Entertainment - 0.42%			CNP Assurances	11,363	255
Aristocrat Leisure Ltd	20,037	335	Dai-ichi Life Holdings Inc	7,400	153
			Hannover Rueck SE	2,841	374
Food - 4.26%			Legal & General Group PLC	97,713	353
Danone SA	963	81	Manulife Financial Corp	10,600	223
Marine Harvest ASA (a)	13,028	230	Mapfre SA	73,665	248
Nestle SA	14,752	1,262	MS&AD Insurance Group Holdings Inc	9,100	298
NH Foods Ltd	10,000	246	Muenchener Rueckversicherungs-Gesellschaft	1,252	279
Seven & i Holdings Co Ltd	6,700	277	AG in Muenchen
Tate & Lyle PLC	25,331	231	NN Group NV	6,600	289
Tesco PLC	2,585	7	Prudential PLC	6,576	165
Wesfarmers Ltd	12,240	408	SCOR SE	7,714	314
WH Group Ltd (b)	330,680	352	Sompo Holdings Inc	7,300	296
Wm Morrison Supermarkets PLC	81,138	237	Swiss Life Holding AG (a)	998	336
Woolworths Ltd	3,462	71	Swiss Re AG	3,210	301
		$3,402	Tokio Marine Holdings Inc	5,100	226
Food Service - 0.02%			Zurich Insurance Group AG	915	277
Compass Group PLC	358	7			$6,337
Sodexo SA	65	9	Internet - 0.96%
		$16	Mixi Inc	6,800	317
Forest Products & Paper - 1.01%			SBI Holdings Inc/Japan	4,500	81
Mondi PLC	4,024	96	United Internet AG	5,486	370
Stora Enso OYJ	14,439	221			$768
UPM-Kymmene OYJ	16,317	491	Iron & Steel - 1.14%
		$808	ArcelorMittal (a)	10,541	318
Gas - 0.34%			BlueScope Steel Ltd	24,487	254
Centrica PLC	117,551	230	Fortescue Metals Group Ltd	96,203	336
Gas Natural SDG SA	338	7			$908

See accompanying notes.

Schedule of Investments
SystematEx International Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Leisure Products & Services - 0.01%			Real Estate - 2.51%
Carnival PLC	120	$8	CK Asset Holdings Ltd	54,499	$461
			Daito Trust Construction Co Ltd	300	55
Machinery - Construction & Mining - 0.72%			Henderson Land Development Co Ltd	50,000	328
ABB Ltd	4,520	116	Kerry Properties Ltd	81,000	359
Atlas Copco AB - A Shares	181	8	Mitsui Fudosan Co Ltd	100	2
Hitachi Ltd	59,000	442	New World Development Co Ltd	5,718	8
Komatsu Ltd	300	9	Nomura Real Estate Holdings Inc	6,100	141
		$575	Sun Hung Kai Properties Ltd	17,000	279
Machinery - Diversified - 0.12%			Wheelock & Co Ltd	54,230	373
FANUC Corp	400	100			$2,006
			REITs - 0.01%
Media - 0.01%			Dexus	900	7
I-CABLE Communications Ltd (a)	70,593	2
RTL Group SA	33	3	Retail - 0.79%
		$5	Cie Financiere Richemont SA	1,010	87
Mining - 3.69%			Sundrug Co Ltd	4,800	222
Anglo American PLC	25,594	471	Takashimaya Co Ltd	33,000	326
BHP Billiton Ltd	7,781	162			$635
BHP Billiton PLC	2,996	54	Semiconductors - 0.89%
Boliden AB	8,924	282	ASML Holding NV	1,102	193
Glencore PLC (a)	134,845	620	Infineon Technologies AG	626	17
Mitsubishi Materials Corp	1,000	34	NXP Semiconductors NV (a)	100	11
Norsk Hydro ASA	33,528	228	STMicroelectronics NV	21,580	489
Rio Tinto Ltd	3,700	200			$710
Rio Tinto PLC	13,488	639	Software - 1.18%
South32 Ltd	106,924	262	Amadeus IT Group SA	6,161	444
		$2,952	SAP SE	4,442	502
Miscellaneous Manufacturers - 1.33%					$946
FUJIFILM Holdings Corp	6,500	267	Telecommunications - 3.94%
Siemens AG	5,850	795	BT Group PLC	43,898	154
		$1,062	Deutsche Telekom AG	19,388	346
Office & Business Equipment - 0.70%			KDDI Corp	10,700	306
Canon Inc	14,600	560	Nippon Telegraph & Telephone Corp	9,600	501
			Nokia OYJ	1,319	7
Oil & Gas - 6.73%			NTT DOCOMO Inc	12,200	315
BP PLC	131,684	877	Orange SA	23,774	409
Caltex Australia Ltd	10,387	269	Proximus SADP	154	5
Eni SpA	485	8	SoftBank Group Corp	2,300	195
Galp Energia SGPS SA	11,596	219	Spark New Zealand Ltd	2,112	5
JXTG Holdings Inc	73,150	413	Telefonica SA	29,962	307
Neste Oyj	8,054	500	Vodafone Group PLC	195,999	595
OMV AG	6,134	382			$3,145
Repsol SA	14,478	266	Transportation - 1.57%
Royal Dutch Shell PLC - A Shares	21,237	679	Central Japan Railway Co	1,900	352
Royal Dutch Shell PLC - B Shares	20,540	666	Deutsche Post AG	9,509	453
Statoil ASA	13,842	278	East Japan Railway Co	2,100	203
TOTAL SA	14,549	822	Royal Mail PLC	41,243	247
		$5,379			$1,255
Pharmaceuticals - 8.10%			TOTAL COMMON STOCKS		$79,508
Alfresa Holdings Corp	14,300	307	INVESTMENT COMPANIES - 0.09%	Shares Held	Value (000's)
Astellas Pharma Inc	15,200	193	Money Market Funds - 0.09%
AstraZeneca PLC	3,992	258	Morgan Stanley Institutional Liquidity Funds -	72,446	72
Bayer AG	6,587	841	Government Portfolio
GlaxoSmithKline PLC	24,453	423
Idorsia Ltd (a)	274	6
			TOTAL INVESTMENT COMPANIES		$72
Medipal Holdings Corp	16,200	315	Total Investments		$79,580
Merck KGaA	2,575	274	Other Assets and Liabilities - 0.41%		$325
Mitsubishi Tanabe Pharma Corp	5,400	117	TOTAL NET ASSETS - 100.00%		$79,905
Novartis AG	10,566	906
Novo Nordisk A/S	7,736	400
Orion Oyj	5,656	209	(a) Non-income producing security
Roche Holding AG	3,979	1,006	(b) Security exempt from registration under Rule 144A of the Securities Act of
Sanofi	7,432	678	1933. These securities may be resold in transactions exempt from
Shire PLC	1,546	77	registration, normally to qualified institutional buyers. At the end of the
Suzuken Co Ltd/Aichi Japan	7,800	309	period, the value of these securities totaled $1,337 or 1.67% of net assets.
Takeda Pharmaceutical Co Ltd	2,700	149
Teva Pharmaceutical Industries Ltd ADR	443	7
		$6,475
Private Equity - 1.04%
3i Group PLC	47,431	579
Wharf Real Estate Investment Co Ltd (a)	42,412	256
		$835

See accompanying notes.

Schedule of Investments
SystematEx International Fund
November 30, 2017 (unaudited)

Portfolio Summary (unaudited)
Country	Percent
Japan	26.13%
United Kingdom	14.59%
Germany	11.38%
France	11.08%
Switzerland	9.16%
Australia	5.74%
Hong Kong	4.51%
Netherlands	3.40%
Spain	3.17%
Finland	1.78%
Denmark	1.61%
Italy	1.03%
Sweden	1.00%
Norway	0.92%
Canada	0.71%
Singapore	0.71%
Israel	0.59%
Luxembourg	0.51%
Austria	0.48%
Portugal	0.47%
Belgium	0.28%
United States	0.20%
South Africa	0.12%
New Zealand	0.01%
Ireland	0.01%
Other Assets and Liabilities	0.41%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
November 30, 2017 (unaudited)

COMMON STOCKS - 99.75%	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Aerospace & Defense - 3.22%			Computers (continued)
General Dynamics Corp	364	$75	DXC Technology Co	385	$37
L3 Technologies Inc	249	50	International Business Machines Corp	36	5
Lockheed Martin Corp	170	54	NetApp Inc	649	37
Northrop Grumman Corp	154	47	Western Digital Corp	478	38
Raytheon Co	332	64			$151
United Technologies Corp	312	38	Cosmetics & Personal Care - 1.61%
		$328	Colgate-Palmolive Co	234	17
Agriculture - 1.29%			Procter & Gamble Co/The	1,633	147
Archer-Daniels-Midland Co	814	32			$164
Philip Morris International Inc	971	100	Diversified Financial Services - 1.84%
		$132	American Express Co	325	32
Airlines - 0.01%			Ameriprise Financial Inc	228	37
Alaska Air Group Inc	13	1	BlackRock Inc	44	22
			CME Group Inc	49	7
Apparel - 0.40%			Discover Financial Services	756	54
VF Corp	557	41	Federated Investors Inc	865	29
			Navient Corp	557	7
Automobile Manufacturers - 0.31%					$188
Ford Motor Co	628	8	Electric - 3.99%
General Motors Co	550	24	CenterPoint Energy Inc	2,386	72
		$32	Dominion Energy Inc	12	1
Automobile Parts & Equipment - 0.63%			DTE Energy Co	304	35
Allison Transmission Holdings Inc	557	23	Duke Energy Corp	114	10
Lear Corp	225	41	Edison International	518	42
		$64	Exelon Corp	1,255	52
Banks - 16.32%			FirstEnergy Corp	1,575	54
Bank of America Corp	9,779	275	MDU Resources Group Inc	1,898	53
Bank of Hawaii Corp	12	1	NextEra Energy Inc	145	23
Bank of New York Mellon Corp/The	302	17	PG&E Corp	1,127	61
BB&T Corp	1,099	54	Southern Co/The	46	3
Capital One Financial Corp	129	12	Xcel Energy Inc	19	1
Citigroup Inc	1,966	148			$407
Comerica Inc	538	45	Electrical Components & Equipment - 0.63%
Cullen/Frost Bankers Inc	10	1	AMETEK Inc	882	64
East West Bancorp Inc	626	39
Fifth Third Bancorp	1,619	49	Electronics - 1.19%
Goldman Sachs Group Inc/The	314	78	Fortive Corp	438	33
JPMorgan Chase & Co	3,728	390	Honeywell International Inc	562	87
Morgan Stanley	848	44	Jabil Inc	34	1
PNC Financial Services Group Inc/The	770	108			$121
Regions Financial Corp	3,269	54	Entertainment - 0.01%
SunTrust Banks Inc	994	61	Dolby Laboratories Inc	18	1
US Bancorp	1,957	108
Wells Fargo & Co	3,185	180	Environmental Control - 0.43%
		$1,664	Waste Management Inc	540	44
Beverages - 0.12%
Coca-Cola Co/The	256	12	Food - 0.63%
			JM Smucker Co/The	219	26
Biotechnology - 0.93%			Kraft Heinz Co/The	146	12
Amgen Inc	540	95	Mondelez International Inc	615	26
					$64
Building Materials - 0.40%			Gas - 0.31%
Owens Corning	465	41	Vectren Corp	456	32

Chemicals - 2.66%			Hand & Machine Tools - 0.53%
Cabot Corp	702	43	Stanley Black & Decker Inc	320	54
Celanese Corp	357	38
DowDuPont Inc	553	40	Healthcare - Products - 1.73%
Eastman Chemical Co	546	50	Abbott Laboratories	596	34
Huntsman Corp	935	30	Baxter International Inc	948	62
LyondellBasell Industries NV	358	38	Danaher Corp	180	17
Versum Materials Inc	842	32	Hill-Rom Holdings Inc	17	1
		$271	Medtronic PLC	615	51
Commercial Services - 0.67%			Thermo Fisher Scientific Inc	64	12
Aramark	25	1			$177
Booz Allen Hamilton Holding Corp	29	1	Healthcare - Services - 3.48%
CoreLogic Inc/United States (a)	757	33	Aetna Inc	429	77
H&R Block Inc	38	1	Anthem Inc	390	92
ManpowerGroup Inc	247	32	Cigna Corp	184	39
		$68	Humana Inc	129	34
Computers - 1.48%			Quest Diagnostics Inc	502	49
Apple Inc	190	33	UnitedHealth Group Inc	280	64
DST Systems Inc	16	1			$355

See accompanying notes.

Schedule of Investments
SystematEx Large Value Fund
November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)	COMMON STOCKS (continued)	Shares Held	Value (000's)
Home Builders - 0.75%			Oil & Gas (continued)
DR Horton Inc	839	$43	Valero Energy Corp	848	$73
Toll Brothers Inc	687	34			$908
		$77	Oil & Gas Services - 1.18%
Insurance - 9.97%			Halliburton Co	914	38
Aflac Inc	710	62	Schlumberger Ltd	858	54
Allstate Corp/The	589	60	TechnipFMC PLC	981	28
American Financial Group Inc/OH	497	52			$120
American International Group Inc	183	11	Packaging & Containers - 0.21%
Assured Guaranty Ltd	30	1	Owens-Illinois Inc (a)	861	21
Berkshire Hathaway Inc - Class B (a)	1,789	345
Brighthouse Financial Inc (a)	41	2	Pharmaceuticals - 8.12%
Chubb Ltd	462	70	Allergan PLC	189	33
Everest Re Group Ltd	4	1	Bristol-Myers Squibb Co	1,003	63
Hanover Insurance Group Inc/The	154	17	Express Scripts Holding Co (a)	378	25
Hartford Financial Services Group Inc/The	932	53	Johnson & Johnson	2,176	303
Lincoln National Corp	741	57	McKesson Corp	331	49
MetLife Inc	336	18	Merck & Co Inc	2,694	149
Old Republic International Corp	1,471	31	Pfizer Inc	5,683	206
Prudential Financial Inc	792	92			$828
Reinsurance Group of America Inc	343	56	Pipelines - 0.99%
Travelers Cos Inc/The	463	63	Enbridge Inc	753	28
Unum Group	454	26	Kinder Morgan Inc/DE	1,978	34
		$1,017	ONEOK Inc	743	39
Internet - 0.04%					$101
eBay Inc (a)	131	4
			Private Equity - 0.00%
			Granite Point Mortgage Trust Inc	3	—
Iron & Steel - 0.69%
Nucor Corp	628	36	Real Estate - 0.37%
Steel Dynamics Inc	876	34	CBRE Group Inc (a)	881	38
		$70
Leisure Products & Services - 0.95%			REITs - 3.26%
Carnival Corp	614	40	American Homes 4 Rent	1,238	27
Royal Caribbean Cruises Ltd	462	57	Apple Hospitality REIT Inc	1,026	20
		$97	Chimera Investment Corp	1,162	21
Lodging - 1.09%			Duke Realty Corp	1,354	38
Hilton Worldwide Holdings Inc	693	54	Empire State Realty Trust Inc	1,032	21
Marriott International Inc/MD	450	57	Highwoods Properties Inc	641	33
		$111	Hospitality Properties Trust	1,802	54
Machinery - Construction & Mining - 0.37%			Liberty Property Trust	426	19
Oshkosh Corp	422	38	Park Hotels & Resorts Inc	1,074	31
			Prologis Inc	1,028	68
Machinery - Diversified - 0.99%			Two Harbors Investment Corp	17	—
Cummins Inc	265	44			$332
Rockwell Automation Inc	294	57	Retail - 4.61%
		$101	Best Buy Co Inc	819	49
Media - 1.11%			Burlington Stores Inc (a)	127	13
Comcast Corp - Class A	1,218	46	CVS Health Corp	1,407	108
Time Warner Inc	603	55	Darden Restaurants Inc	377	32
Walt Disney Co/The	112	12	PVH Corp	9	1
		$113	Walgreens Boots Alliance Inc	1,054	77
Mining - 0.30%			Wal-Mart Stores Inc	1,775	172
Freeport-McMoRan Inc (a)	2,245	31	World Fuel Services Corp	642	18
					$470
Miscellaneous Manufacturers - 1.69%			Semiconductors - 4.52%
Dover Corp	363	36	Applied Materials Inc	620	33
General Electric Co	4,215	77	Intel Corp	4,551	204
Parker-Hannifin Corp	316	59	Lam Research Corp	189	36
		$172	Marvell Technology Group Ltd	1,899	43
Oil & Gas - 8.90%			Micron Technology Inc (a)	1,412	60
Anadarko Petroleum Corp	16	1	NVIDIA Corp	109	22
Andeavor	438	46	QUALCOMM Inc	652	43
Chevron Corp	1,815	216	Teradyne Inc	502	20
ConocoPhillips	754	38			$461
CVR Energy Inc	11	—	Software - 1.65%
EOG Resources Inc	226	23	Oracle Corp	1,705	84
Exxon Mobil Corp	3,627	302	Synopsys Inc (a)	590	53
Helmerich & Payne Inc	15	1	VMware Inc (a)	259	31
HollyFrontier Corp	1,091	49			$168
Marathon Petroleum Corp	1,078	67	Telecommunications - 3.15%
Occidental Petroleum Corp	288	20	AT&T Inc	4,106	149
Patterson-UTI Energy Inc	42	1	Cisco Systems Inc	3,223	120
Phillips 66	723	71	Juniper Networks Inc	37	1

See accompanying notes.

		Schedule of Investments
		SystematEx Large Value Fund
		November 30, 2017 (unaudited)

COMMON STOCKS (continued)	Shares Held	Value (000's)
Telecommunications (continued)
Verizon Communications Inc	994	$51
		$321
Transportation - 0.02%
CSX Corp	10	1
Union Pacific Corp	9	1
		$2
TOTAL COMMON STOCKS		$10,172
INVESTMENT COMPANIES - 0.11%	Shares Held	Value (000's)
Money Market Funds - 0.11%
Morgan Stanley Institutional Liquidity Funds -	10,635	11
Government Portfolio

TOTAL INVESTMENT COMPANIES		$11
Total Investments		$10,183
Other Assets and Liabilities - 0.14%		$14
TOTAL NET ASSETS - 100.00%		$10,197

(a) Non-income producing security

Portfolio Summary (unaudited)
Sector		Percent
Financial		31.77%
Consumer, Non-cyclical		18.59%
Energy		11.08%
Industrial		9.66%
Consumer, Cyclical		8.77%
Technology		7.65%
Utilities		4.30%
Communications		4.29%
Basic Materials		3.64%
Investment Companies		0.11%
Other Assets and Liabilities		0.14%
TOTAL NET ASSETS		100.00%

See accompanying notes.

Glossary to the Schedule of Investments
November 30, 2017 (unaudited)

Currency Abbreviations ARS AUD BRL CAD CHF CLP CNH CNY COP CZK DKK EGP EUR GBP HKD HUF IDR ILS INR JPY KRW MXN MYR NOK NZD PEN PHP PLN RON RUB SEK SGD TRY TWD USD/$ ZAR

Argentine Peso

Australian Dollar

Brazilian Real

Canadian Dollar

Swiss Franc

Chilean Peso

Chinese Renminbi

Chinese Renminbi

Colombian Peso

Czech Koruna

Danish Krone

Egyptian Pound

Euro

British Pound Sterling

Hong Kong Dollar

Hungarian Forint

Indonesian Rupiah

Israeli New Shekel

Indian Rupee

Japanese Yen

South Korean Won

Mexican Peso

Malaysian Ringgit

Norwegian Krone

New Zealand Dollar

Peruvian Nuevo Sol

Philippine Peso

Polish Zloty

Romanian New Leu

Russian Rouble

Swedish Krona

Singapore Dollar

Turkish Lira

New Taiwan Dollar

United States Dollar

South African Rand

See accompanying notes.

Security Valuation

Real Estate Allocation Fund invests in Class R-6 shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

Blue Chip Fund, Bond Market Index Fund, Capital Securities Fund, Diversified Real Asset Fund, Dynamic Floating Rate High Income Fund, EDGE MidCap Fund, Global Multi-Strategy Fund, Global Opportunities Fund, International Equity Index Fund, International Small Company Fund, Multi-Manager Equity Long/Short Fund, Opportunistic Municipal Fund, Origin Emerging Markets Fund, Preferred Securities Fund, Real Estate Debt Income Fund, Small-MidCap Dividend Income Fund, SystematEx International Fund, and SystematEx Large Value Fund (known as the “Funds”) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics, market conditions and dealer-supplied valuations to determine an evaluated bid price. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by Principal Global Investors, LLC (“the Manager”) under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements in ADRs, futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayments speeds, credit risk, etc.) Investments which are generally included in this category include corporate bonds, senior floating rate interests, and municipal bonds.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments.) Investments which are generally included in this category include certain corporate bonds and certain mortgage backed securities.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date.

Investments which are generally included in the Level 3 category are primarily valued using quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these entities are dependent on economic, political and other considerations. The values of the underlying investee entities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”) who reports to the Valuation Committee relies on the established pricing policies to determine fair valuation. Included in the pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments.

The beginning of the period timing recognition has been adopted for the transfers between levels of each Fund’s assets and liabilities. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted in the Level 3 roll forward.

The table below includes transfers from Level 1 to Level 2 for the period ended November 30, 2017 due to lack of exchange traded valuation data:

Global Multi-Strategy Fund	$1,006,616
Preferred Securities Fund	5,905,049

In addition, the following amount was transferred from Level 2 to Level 1 for the period ended November 30, 2017 as the valuations for certain countries reflect the exchange close price.

Diversified Real Asset Fund	$10,062,228
Origin Emerging Markets Fund	22,674,962

Below are transfers from Level 2 to Level 1 for the period ended November 30, 2017 due to the resumption of trading for previous thinly traded securities:

Capital Securities Fund	$1,075,313
Global Multi-Strategy Fund	39,394
Preferred Securities Fund	7,074,896

The following is a summary of the inputs used as of November 30, 2017 in valuing the Funds' securities carried at value (amounts shown in thousands):
		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Blue Chip Fund
Common Stocks*	$2,334,727	$—	$—	$2,334,727
Investment Companies*	5,906	—	—	5,906
Total investments in securities $	2,340,633	$—	$—	$2,340,633

Bond Market Index Fund
Bonds*	$—	$640,140	$—	$640,140
Investment Companies*	124,822	—	—	124,822
Municipal Bonds*	—	14,538	—	14,538
U.S. Government & Government Agency Obligations*	—	1,231,739	—	1,231,739
Total investments in securities $	124,822	$1,886,417	$—	$2,011,239
Short Sales
U.S. Government & Government Agency Obligations	$—	$(3,020)	$—	$(3,020)
Total Short Sales $	—	$(3,020)	$—	$(3,020)

Capital Securities Fund
Bonds*	$—	$452,979	$—	$452,979
Investment Companies*	11,605	—	—	11,605
Preferred Stocks
Communications	—	8,256	—	8,256
Financial	10,437	8,005	—	18,442
Government	—	274	—	274
Total investments in securities $	22,042	$469,514	$—	$491,556

Diversified Real Asset Fund
Bonds*	$—	$258,839	$—	$258,839
Commodity Indexed Structured Notes*	—	20,902	—	20,902
Common Stocks
Basic Materials	159,003	197,501	—	356,504
Communications	—	1,943	—	1,943
Consumer, Cyclical	35,261	10,624	1,328	47,213
Consumer, Non-cyclical	33,746	76,914	—	110,660
Diversified	—	1,766	—	1,766
Energy	508,343	66,837	31	575,211
Financial	295,311	191,194	—	486,505
Industrial	105,722	123,627	—	229,349
Technology	5,014	—	—	5,014
Utilities	148,684	150,155	—	298,839
Convertible Bonds*	—	272	—	272
Investment Companies*	100,001	—	—	100,001
Senior Floating Rate Interests*	—	774,086	—	774,086
U.S. Government & Government Agency Obligations*	—	719,796	—	719,796
Purchased Interest Rate Swaptions	—	1,011	—	1,011
Purchased Options	—	123	—	123
Total investments in securities $	1,391,085	$2,595,590	$1,359	$3,988,034
Assets
Commodity Contracts**
Futures	$9,022	$—	$—	$9,022
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$6,684	$—	$6,684
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$597	$—	$597
Futures	354	—	—	354
Interest Rate Swaps	—	763	—	763
Liabilities
Commodity Contracts**
Futures	$(5,058)	$—	$—	$(5,058)
Total Return Swaps	—	(2,315)	—	(2,315)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(9,347)	$—	$(9,347)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(524)	$—	$(524)
Futures	(160)	—	—	(160)
Interest Rate Swaptions	—	(235)	—	(235)

Dynamic Floating Rate High Income Fund
Bonds*	$—	$1,742	$—	$1,742
Investment Companies*	1,669	—	—	1,669
Senior Floating Rate Interests*	—	7,897	—	7,897
Total investments in securities $	1,669	$9,639	$—	$11,308

EDGE MidCap Fund
Common Stocks*	$453,168	$—	$—	$453,168
Investment Companies*	9,279	—	—	9,279
Total investments in securities $	462,447	$—	$—	$462,447

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund
Bonds*	$—	$831,815	$4,644	$836,459
Common Stocks
Basic Materials	58,682	22,001	—	80,683
Communications	94,000	12,017	84	106,101
Consumer, Cyclical	106,785	51,634	14	158,433
Consumer, Non-cyclical	155,570	51,530	—	207,100
Diversified	893	1,177	—	2,070
Energy	63,675	10,679	—	74,354
Financial	123,623	55,452	2,791	181,866
Industrial	97,941	48,710	—	146,651
Technology	101,525	13,307	4	114,836
Utilities	14,559	8,011	—	22,570
Convertible Bonds*	—	72,890	—	72,890
Convertible Preferred Stocks
Communications	870	—	214	1,084
Consumer, Cyclical	—	—	37	37
Consumer, Non-cyclical	6,392	109	—	6,501
Energy	208	—	—	208
Financial	2,837	3,727	—	6,564
Industrial	156	—	—	156
Technology	—	369	—	369
Utilities	772	—	—	772
Investment Companies*	493,743	180	—	493,923
Preferred Stocks
Communications	130	107	2,092	2,329
Consumer, Cyclical	—	2,587	—	2,587
Financial	223	610	722	1,555
Industrial	—	—	1,253	1,253
Technology	—	—	146	146
Repurchase Agreements*	—	263,885	—	263,885
Senior Floating Rate Interests*	—	157,446	—	157,446
U.S. Government & Government Agency Obligations*	—	229,822	—	229,822
Purchased Interest Rate Swaptions	—	151	—	151
Purchased Options	4,390	1,685	—	6,075
Total investments in securities $	1,326,974	$1,839,901	$12,001	$3,178,876
Short Sales
Bonds	$—	$(29,492)	$—	$(29,492)
Common Stocks
Basic Materials	(5,923)	(11,626)	—	(17,549)
Communications	(24,721)	(11,894)	—	(36,615)
Consumer, Cyclical	(43,190)	(25,038)	—	(68,228)
Consumer, Non-cyclical	(36,638)	(27,437)	—	(64,075)
Diversified	—	(1,245)	—	(1,245)
Energy	(7,070)	(2,421)	—	(9,491)
Financial	(27,115)	(18,225)	—	(45,340)
Industrial	(21,043)	(15,767)	—	(36,810)
Technology	(32,775)	(4,418)	—	(37,193)
Utilities	(9,364)	(4,863)	—	(14,227)
Convertible Bonds	—	(1,463)	—	(1,463)
Investment Companies	(803)	—	—	(803)
U.S. Government & Government Agency Obligations	—	(189,917)	—	(189,917)
Total Short Sales $	(208,642)	$(343,806)	$—	$(552,448)
Assets
Credit Contracts**
Credit Default Swaps	$—	$2,711	$—	$2,711
Exchange Cleared Credit Default Swaps	—	131	—	131
Commodity Contracts**
Synthetic Futures	$—	$198	$—	$198
Equity Contracts**
Futures	$8,824	$—	$—	$8,824
Synthetic Futures	—	238	—	238
Total Return Equity Basket Swaps	—	11,470	—	11,470
Total Return Swaps	—	84	—	84
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$15,443	$—	$15,443
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$2,089	$—	$2,089
Futures	2,406	—	—	2,406
Interest Rate Swaps	—	969	—	969
Synthetic Futures	—	217	—	217
Total Return Swaps	—	401	—	401

		Level 2 - Other
	Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Multi-Strategy Fund (Continued)
Liabilities
Credit Contracts**
Credit Default Swaps	$—	$(2,120)	$—	$(2,120)
Exchange Cleared Credit Default Swaps	—	(98)	—	(98)
Commodity Contracts**
Synthetic Futures	$—	$(265)	$—	$(265)
Equity Contracts**
Futures	$(13,680)	$—	$—	$(13,680)
Synthetic Futures	—	(451)	—	(451)
Total Return Equity Basket Swaps	—	(8,725)	—	(8,725)
Total Return Swaps	—	(136)	—	(136)
Written Options	(1,585)	—	—	(1,585)
Foreign Exchange Contracts**
Foreign Currency Contracts	$—	$(29,467)	$—	$(29,467)
Written Options	—	(1,690)	—	(1,690)
Interest Rate Contracts**
Exchange Cleared Interest Rate Swaps	$—	$(1,642)	$—	$(1,642)
Futures	(1,237)	—	—	(1,237)
Interest Rate Swaps	—	(362)	—	(362)
Interest Rate Swaptions	—	(16)	—	(16)
Synthetic Futures	—	(202)	—	(202)
Total Return Swaps	—	(8)	—	(8)
Written Options	(840)	—	—	(840)

Global Opportunities Fund
Common Stocks
Communications	$83,734	$—	$—	$83,734
Consumer, Cyclical	31,701	70,516	—	102,217
Consumer, Non-cyclical	124,752	59,311	—	184,063
Energy	29,712	17,012	—	46,724
Financial	150,638	107,747	—	258,385
Industrial	81,226	16,787	—	98,013
Technology	79,477	21,145	—	100,622
Utilities	20,919	31,753	—	52,672
Investment Companies*	16,812	—	—	16,812
Preferred Stocks
Diversified	—	4,223	—	4,223
Total investments in securities $	618,971	$328,494	$—	$947,465

International Equity Index Fund
Common Stocks
Basic Materials	$—	$74,148	$—	$74,148
Communications	—	63,339	—	63,339
Consumer, Cyclical	459	135,361	—	135,820
Consumer, Non-cyclical	2,087	239,376	—	241,463
Diversified	—	6,434	—	6,434
Energy	—	54,863	—	54,863
Financial	—	258,234	—	258,234
Industrial	—	138,769	—	138,769
Technology	3,772	38,435	—	42,207
Utilities	—	36,341	—	36,341
Investment Companies*	18,587	—	—	18,587
Preferred Stocks
Basic Materials	—	261	—	261
Consumer, Cyclical	—	4,272	—	4,272
Consumer, Non-cyclical	—	1,727	—	1,727
Total investments in securities $	24,905	$1,051,560	$—	$1,076,465
Assets
Equity Contracts**
Futures	$140	$—	$—	$140

International Small Company Fund
Common Stocks
Basic Materials	$17,636	$63,026	$—	$80,662
Communications	4,596	29,404	—	34,000
Consumer, Cyclical	18,646	159,970	—	178,616
Consumer, Non-cyclical	4,948	161,990	—	166,938
Diversified	—	11,118	—	11,118
Energy	18,314	22,322	—	40,636
Financial	12,101	200,189	—	212,290
Industrial	14,486	192,694	—	207,180
Technology	14,025	54,039	—	68,064
Utilities	—	14,543	—	14,543
Investment Companies*	17,553	—	—	17,553
Total investments in securities $	122,305	$909,295	$—	$1,031,600

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Multi-Manager Equity Long/Short Fund
Common Stocks
Basic Materials		$10,743	$6,561	$—	$17,304
Communications		21,467	7,060	—	28,527
Consumer, Cyclical		25,172	9,681	—	34,853
Consumer, Non-cyclical		51,163	7,004	—	58,167
Energy		10,697	2,080	—	12,777
Financial		23,223	14,100	—	37,323
Industrial		25,161	14,608	—	39,769
Technology		22,433	6,677	—	29,110
Utilities		3,189	2,000	—	5,189
Investment Companies*		85,133	—	—	85,133
Preferred Stocks
Consumer, Cyclical		—	2,146	—	2,146
U.S. Government & Government Agency Obligations*		—	11,938	—	11,938
	Total investments in securities $	278,381	$83,855	$—	$362,236
Short Sales
Common Stocks
Basic Materials		$(2,627)	$(1,696)	$—	$(4,323)
Communications		(4,362)	(1,234)	—	(5,596)
Consumer, Cyclical		(9,216)	(6,199)	—	(15,415)
Consumer, Non-cyclical		(19,784)	(3,900)	—	(23,684)
Diversified		(37)	(43)	—	(80)
Energy		(6,784)	(340)	—	(7,124)
Financial		(13,512)	(5,136)	—	(18,648)
Industrial		(5,541)	(6,914)	—	(12,455)
Technology		(13,913)	(1,296)	—	(15,209)
Utilities		(5,362)	(1,707)	—	(7,069)
Investment Companies		(15,440)	—	—	(15,440)
	Total Short Sales $	(96,578)	$(28,465)	$—	$(125,043)
Assets
Equity Contracts**
Futures		$2,497	$—	$—	$2,497
Synthetic Futures		—	41	—	41
Total Return Equity Basket Swaps		—	6,077	—	6,077
Total Return Swaps		—	16	—	16
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$338	$—	$338
Liabilities
Equity Contracts**
Futures		$(259)	$—	$—	$(259)
Total Return Equity Basket Swaps		—	(29)	—	(29)
Total Return Swaps		—	(3)	—	(3)
Foreign Exchange Contracts**
Foreign Currency Contracts		$—	$(686)	$—	$(686)

Opportunistic Municipal Fund
Investment Companies*		$113	$—	$—	$113
Municipal Bonds*		—	124,019	—	124,019
	Total investments in securities $	113	$124,019	$—	$124,132

Origin Emerging Markets Fund
Common Stocks
Basic Materials		$2,461	$54,743	$—	$57,204
Communications		59,332	70,514	—	129,846
Consumer, Cyclical		—	42,216	—	42,216
Consumer, Non-cyclical		13,951	52,263	—	66,214
Diversified		—	9,292	—	9,292
Energy		—	46,682	—	46,682
Financial		—	157,656	—	157,656
Industrial		4,544	94,293	—	98,837
Technology		39,553	59,305	—	98,858
Utilities		—	7,582	—	7,582
Investment Companies*		26,625	—	—	26,625
	Total investments in securities $	146,466	$594,546	$—	$741,012
Assets
Equity Contracts**
Futures		$238	$—	$—	$238

			Level 2 - Other
		Level 1 - Quoted	Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Preferred Securities Fund
Bonds*		$—	$4,425,327	$—	$4,425,327
Convertible Preferred Stocks
Financial		81,911	—	—	81,911
Investment Companies*		101,273	—	—	101,273
Preferred Stocks
Communications		118,177	142,405	—	260,582
Consumer, Non-cyclical		—	27,548	—	27,548
Financial		671,501	155,113	—	826,614
Government		—	28,268	—	28,268
Industrial		40,005	—	—	40,005
Utilities		156,511	2,893	—	159,404
Purchased Options		4,287	—	—	4,287
	Total investments in securities $	1,173,665	$4,781,554	$—	$5,955,219
Liabilities
Interest Rate Contracts**
Written Options		$(3,859)	$—	$—	$(3,859)

Real Estate Allocation Fund
Investment Companies*		$1,547	$—	$—	$1,547
	Total investments in securities $	1,547	$—	$—	$1,547

Real Estate Debt Income Fund
Bonds*		$—	$179,560	$—	$179,560
Investment Companies*		4,440	—	—	4,440
	Total investments in securities $	4,440	$179,560	$—	$184,000

Small-MidCap Dividend Income Fund
Common Stocks
Basic Materials		$110,127	$—	$—	$110,127
Communications		125,386	—	—	125,386
Consumer, Cyclical		412,591	—	—	412,591
Consumer, Non-cyclical		391,434	—	—	391,434
Energy		232,911	—	—	232,911
Financial		1,158,694	14,834	—	1,173,528
Government		48,970	—	—	48,970
Industrial		386,015	—	—	386,015
Technology		177,448	—	—	177,448
Utilities		209,831	—	—	209,831
Investment Companies*		65,502	—	—	65,502
	Total investments in securities $	3,318,909	$14,834	$—	$3,333,743

SystematEx International Fund
Common Stocks
Basic Materials		$—	$6,992	$—	$6,992
Communications		—	4,134	—	4,134
Consumer, Cyclical		—	13,535	—	13,535
Consumer, Non-cyclical		7	16,588	—	16,595
Diversified		—	735	—	735
Energy		—	5,738	—	5,738
Financial		562	17,976	—	18,538
Industrial		—	8,036	—	8,036
Technology		11	3,268	—	3,279
Utilities		—	1,926	—	1,926
Investment Companies*		72	—	—	72
	Total investments in securities $	652	$78,928	$—	$79,580

SystematEx Large Value Fund
Common Stocks*		$10,172	$—	$—	$10,172
Investment Companies*		11	—	—	11
	Total investments in securities $	10,183	$—	$—	$10,183

* For additional detail regarding sector classifications, please see the Schedules of Investments.

** Exchange Cleared Swaps, Futures, and Foreign Currency Contracts are valued at the unrealized appreciation/(depreciation) of the instrument. .

The Funds' Schedules of Investments as of November 30, 2017 have not been audited. This report is provided for the general information of the Funds' shareholders. For more information regarding the Fund and its holdings, please see the Funds' prospectus and annual report.

ITEM 2 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3 – EXHIBITS

Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit 99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/17/2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 01/17/2018

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 01/17/2018